SEC File Nos. 333-259025

811-23738

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 17

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 20

Capital Group Fixed Income ETF Trust

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Courtney R. Taylor, Secretary

Capital Group Fixed Income ETF Trust

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2026, pursuant to paragraph (b) of Rule 485.

Capital Group Fixed Income ETF Trust Prospectus March 1, 2026

	Ticker	Exchange
Capital Group Core Bond ETF	CGCB	NYSE Arca, Inc.
Capital Group Core Plus Income ETF	CGCP	NYSE Arca, Inc.

Capital Group High Yield Bond ETF	CGHY	NYSE Arca, Inc.

Capital Group International Bond ETF (USD-Hedged)	CGIB	NYSE Arca, Inc.
Capital Group Municipal High-Income ETF	CGHM	NYSE Arca, Inc.
Capital Group Municipal Income ETF	CGMU	NYSE Arca, Inc.
Capital Group Short Duration Income ETF	CGSD	NYSE Arca, Inc.
Capital Group Short Duration Municipal Income ETF	CGSM	NYSE Arca, Inc.
Capital Group Ultra Short Income ETF	CGUI	NYSE Arca, Inc.
Capital Group U.S. Multi-Sector Income ETF	CGMS	NYSE Arca, Inc.

Table of contents

Summaries:

Capital Group Core Bond ETF 1

Capital Group Core Plus Income ETF 6

Capital Group High Yield Bond ETF 11

Capital Group International Bond ETF (USD-Hedged) 15

Capital Group Municipal High-Income ETF 20

Capital Group Municipal Income ETF 24

Capital Group Short Duration Income ETF 28

Capital Group Short Duration Municipal Income ETF 33

Capital Group Ultra Short Income ETF 38

Capital Group U.S. Multi-Sector Income ETF 43

Investment objectives, strategies and risks 48

Management and organization 98

Shareholder information 101

Distributions and taxes 104

Distribution 104

Other compensation to dealers 105

Financial highlights 106

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Capital Group Core Bond ETF

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.27%
Other expenses	0.00
Total annual fund operating expenses	0.27

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives such as futures contracts and swaps. The fund invests in debt securities (excluding derivatives) rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, in each case at the time of purchase. The fund also invests in U.S. government securities, money market instruments, and cash and cash equivalents.

The fund may invest in U.S. government securities such as treasuries which are backed by the full faith and credit of the U.S. government, as well as in debt securities and mortgage-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may also invest in future delivery contracts, including to-be-announced contracts.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on

Capital Group Fixed Income ETF Trust / Prospectus     2

market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease

3     Capital Group Fixed Income ETF Trust / Prospectus

in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     4

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 9/26/23)	7.33%	6.85%
− After taxes on distributions	5.49	5.10
− After taxes on distributions and sale of fund shares	4.31	4.50

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	6.72%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Pramod Atluri	2023	Partner – Capital Fixed Income Investors
Oliver V. Edmonds	2023	Partner – Capital Fixed Income Investors
Chitrang Purani President	2023	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

5     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Core Plus Income ETF

Investment objective The fund’s investment objective is to provide current income and seek maximum total return, consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.34%
Other expenses	0.00
Total annual fund operating expenses	0.34

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$35	$109	$191	$431

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 299% of the average value of its portfolio.

Principal investment strategies The fund will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage- and other asset-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund will invest no more than 35% of its assets in lower rated debt instruments, which are securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar and up to 35% of its assets in securities of emerging market issuers.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     6

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

7     Capital Group Fixed Income ETF Trust / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Capital Group Fixed Income ETF Trust / Prospectus     8

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

9     Capital Group Fixed Income ETF Trust / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 2/22/22)	7.44%	1.85%
− After taxes on distributions	5.22	–0.09
− After taxes on distributions and sale of fund shares	4.37	0.55

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	0.93%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Xavier Goss	2022	Partner – Capital Fixed Income Investors
David A. Hoag President	2022	Partner – Capital Fixed Income Investors
Damien J. McCann	2022	Partner – Capital Fixed Income Investors
Chitrang Purani	2025	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Group Fixed Income ETF Trust / Prospectus     10

Capital Group High Yield Bond ETF

Investment objectives

The fund’s investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.39%
Other expenses[2]	0.00
Total annual fund operating expenses	0.39

1 The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

2 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$40	$125	$219	$493

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from June 24, 2025 (commencement of operations) to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

The fund invests at least 80% of its assets in higher yielding and generally lower quality bonds and other debt securities (rated Ba1 / BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities tied economically to countries outside the United States.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in debt securities of any maturity or duration.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

11     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt

Capital Group Fixed Income ETF Trust / Prospectus     12

securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively. Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.

13     Capital Group Fixed Income ETF Trust / Prospectus

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Tom Chow President	2025	Partner – Capital Fixed Income Investors
Andy Moth	2025	Partner – Capital Fixed Income Investors
Shannon Ward	2025	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares

The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Group Fixed Income ETF Trust / Prospectus     14

Capital Group International Bond ETF (USD-Hedged)

Investment objective The fund’s investment objective is to provide a high level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.45%
Other expenses	0.00
Total annual fund operating expenses	0.45

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$46	$144	$252	$567

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 188% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund will invest at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives. Under normal market conditions, the fund will invest at least 40% of its assets outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its assets outside the United States. The fund allocates its assets among various countries, and in no fewer than three countries other than the United States.

The fund may invest up to 15% of its assets in debt securities rated BB+ or below or Ba1 or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.” The fund also invests in U.S. government securities, money market instruments, and cash and cash equivalents.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund seeks to hedge all, or substantially all, of the fund’s foreign currency exposure using forward currency contracts, such that under normal market conditions, the fund will maintain at least 90% of its assets in U.S. dollar currency exposure. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies.

The fund may invest in a broad range of debt securities, including corporate bonds and debt securities issued by sovereign, quasi-sovereign and supranational entities. The fund may also invest in mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government and other asset-backed securities, including debt obligations that represent interests in pools of mortgages or other income bearing assets, such as consumer loans or receivables.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

15     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Capital Group Fixed Income ETF Trust / Prospectus     16

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Currency hedging risk — The fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. In addition, the reduction of the fund’s exposure to currency risks limits the fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns.

The fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate the fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between the fund’s exposure to non-U.S. currencies and the U.S. dollar. Additionally, there are transaction costs the fund will incur to hedge its foreign currency exposure. The fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the political considerations to which the government may be subject. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease

17     Capital Group Fixed Income ETF Trust / Prospectus

in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     18

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 6/25/24)	4.53%	4.85%
− After taxes on distributions	2.80	3.26
− After taxes on distributions and sale of fund shares	2.71	3.06

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	5.59%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.80	4.47

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Philip Chitty	2024	Partner – Capital Fixed Income Investors
Andrew A. Cormack	2024	Partner – Capital Fixed Income Investors
Thomas Reithinger President	2024	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Municipal High-Income ETF

Investment objective The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.34%
Other expenses	0.00
Total annual fund operating expenses	0.34

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$35	$109	$191	$431

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 60% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     20

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic

21     Capital Group Fixed Income ETF Trust / Prospectus

difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     22

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 6/25/24)	4.40%	4.74%
− After taxes on distributions	4.40	4.74
− After taxes on distributions and sale of fund shares	4.12	4.48

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	3.63%
70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.36	3.45

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Lee Chu	2025	Partner – Capital Fixed Income Investors
Chad M. Rach President	2024	Partner – Capital Fixed Income Investors
Jerome Solomon	2024	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

23     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Municipal Income ETF

Investment objective The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.27%
Other expenses	0.00
Total annual fund operating expenses	0.27

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

The fund invests primarily in bonds and other debt instruments. The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will invest up to 30% of its assets in securities that may subject you to federal alternative minimum tax. The fund invests at least 65% in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” The fund may invest in debt securities of any maturity or duration.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     24

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these

25     Capital Group Fixed Income ETF Trust / Prospectus

securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     26

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 10/25/22)	5.23%	6.22%
− After taxes on distributions	5.23	6.22
− After taxes on distributions and sale of fund shares	4.50	5.58

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	5.21%
85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.95	5.03

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Mark Marinella	2022	Partner – Capital Fixed Income Investors
Jerome Solomon	2022	Partner – Capital Fixed Income Investors
Courtney K. Wolf President and Trustee	2022	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

27     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Short Duration Income ETF

Investment objective The fund’s investment objective is to provide current income, consistent with a short duration profile as described in this prospectus and with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.25%
Other expenses	0.00
Total annual fund operating expenses	0.25

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$26	$80	$141	$318

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal investment strategies The fund will invest primarily in bonds (bonds include any debt instrument and cash equivalents, and may be represented by derivatives). The fund maintains a portfolio of bonds, other debt securities (including asset-backed securities and other securities described below) and money market instruments consisting primarily of debt securities rated BBB– or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund’s average portfolio duration is generally expected to be less than 2 years, but may be up to 3 years.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in debt securities tied economically to countries outside the U.S. including, but not limited to, corporate debt and inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     28

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on

29     Capital Group Fixed Income ETF Trust / Prospectus

market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s

Capital Group Fixed Income ETF Trust / Prospectus     30

exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

31     Capital Group Fixed Income ETF Trust / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 10/25/22)	6.20%	5.85%
− After taxes on distributions	4.27	3.95
− After taxes on distributions and sale of fund shares	3.64	3.66

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	5.55%
Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.35	4.83

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Vincent J. Gonzales President	2022	Partner – Capital Fixed Income Investors
Steven D. Lotwin	2022	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Group Fixed Income ETF Trust / Prospectus     32

Capital Group Short Duration Municipal Income ETF

Investment objective The fund’s investment objective is to provide current income exempt from regular federal income tax, consistent with a short duration profile as described in this prospectus and with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.25%
Other expenses	0.00
Total annual fund operating expenses	0.25

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$26	$80	$141	$318

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Such securities consist of municipal bonds, which are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises. The fund will invest up to 20% of its assets in private activity bonds whose interest is generally subject to the federal alternative minimum tax.

The fund will invest at least 80% of its assets in bonds and other debt instruments. The fund may invest in insured municipal bonds, which are municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. In addition, the fund may invest in debt securities of varying credit quality, including up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” The fund may invest in debt securities of any maturity. The fund will maintain a weighted average effective portfolio duration that is within 1 year of that of the Bloomberg Municipal Short 1-5 Years Index.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

33     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these

Capital Group Fixed Income ETF Trust / Prospectus     34

securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

35     Capital Group Fixed Income ETF Trust / Prospectus

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     36

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 9/26/23)	4.67%	5.53%
− After taxes on distributions	4.67	5.53
− After taxes on distributions and sale of fund shares	4.04	5.00

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	5.58%
Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.11	4.21

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Vikas Malhotra President	2023	Partner – Capital Fixed Income Investors
Mark Marinella	2023	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

37     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Ultra Short Income ETF

Investment objective The fund’s investment objective is to provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.18%
Other expenses	0.00
Total annual fund operating expenses	0.18

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$18	$58	$101	$230

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal investment strategies The fund will invest at least 80% of its assets in bonds and other debt securities that accrue income, which may be represented by derivatives. Under normal circumstances, the fund will invest primarily in investment grade, U.S. dollar denominated short-term debt, including: high-quality, short-term money market instruments such as commercial paper and certificates of deposit; U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government; corporate securities; and asset-backed securities. The fund may invest substantially in debt securities that are tied economically to countries outside the United States, including securities issued by foreign corporations or foreign governments and their agencies and instrumentalities.

The fund will invest primarily in investment-grade debt with a minimum short-term rating of P-2, A-2 or F2 or better, or a minimum long-term rating of BBB- or Baa3, in each case given by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund seeks to maintain an average portfolio duration of one year or less. However, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. In addition, under normal market conditions, the fund seeks to maintain a dollar-weighted average effective maturity of two years or less.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case. In addition, under normal market conditions, the fund will invest more than 25% of its assets in securities issued by companies in the financials group of industries. However, the fund may invest 25% of its assets or less in such industries as a temporary defensive measure.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     38

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in financials — Under normal circumstances, a significant portion of the fund’s portfolio will be comprised of securities issued by companies in the financials group of industries. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s

39     Capital Group Fixed Income ETF Trust / Prospectus

income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Capital Group Fixed Income ETF Trust / Prospectus     40

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

41     Capital Group Fixed Income ETF Trust / Prospectus

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 6/25/24)	4.97%	5.37%
− After taxes on distributions	3.20	3.47
− After taxes on distributions and sale of fund shares	2.92	3.29

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	5.59%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.18	4.50

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Oliver V. Edmonds	2024	Partner – Capital Fixed Income Investors
Steven D. Lotwin President	2024	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Group Fixed Income ETF Trust / Prospectus     42

Capital Group U.S. Multi-Sector Income ETF

Investment objectives The fund’s investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.39%
Other expenses	0.00
Total annual fund operating expenses	0.39

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$40	$125	$219	$493

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal investment strategies The fund normally invests at least 80% of its assets in the United States. The fund invests primarily in bonds and other debt instruments, which may be represented by derivatives. In seeking to achieve a high level of current income, the fund invests in a broad range of debt securities across the credit spectrum. Normally, the fund will invest its assets across three primary sectors: high-yield corporate debt, investment grade corporate debt and securitized debt. The proportion of securities held by the fund within each of these credit sectors will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund may opportunistically invest in other sectors including, but not limited to, U.S. government debt, municipal debt and non-corporate credit, in response to market conditions. The fund may invest in debt securities of any maturity or duration.

The fund may invest substantially in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities, sometimes referred to as “junk bonds," may be in the high-yield corporate debt sector or the securitized debt sector or any sector in which the fund may invest opportunistically. The fund may also invest up to 20% of its assets tied economically to countries outside the United States.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

43     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Capital Group Fixed Income ETF Trust / Prospectus     44

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

45     Capital Group Fixed Income ETF Trust / Prospectus

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     46

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 10/25/22)	7.88%	9.53%
− After taxes on distributions	5.27	6.91
− After taxes on distributions and sale of fund shares	4.61	6.19

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	5.55%
Bloomberg Custom Multi-Sector Composite Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.19	8.91

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Xavier Goss	2022	Partner – Capital Fixed Income Investors
Sandro Lazzarini	2025	Partner – Capital Fixed Income Investors
Damien J. McCann President	2022	Partner – Capital Fixed Income Investors
Scott Sykes	2022	Partner – Capital Fixed Income Investors
Shannon Ward	2022	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

47     Capital Group Fixed Income ETF Trust / Prospectus

Investment objectives, strategies and risks

Capital Group Core Bond ETF The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives such as futures contracts and swaps. This policy is subject to change only upon 60 days’ prior written notice to shareholders. The fund invests in debt securities (excluding derivatives) rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, in each case at the time of purchase. The fund does not invest in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser at the time of purchase. Such securities are sometimes referred to as “junk bonds.”

The fund may invest in U.S. government securities such as treasuries which are backed by the full faith and credit of the U.S. government, as well as in debt securities and mortgage-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price. The fund may also invest in future delivery contracts, including to-be-announced contracts.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

Capital Group Fixed Income ETF Trust / Prospectus     48

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price

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movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited

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number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational

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damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group Core Plus Income ETF The fund’s investment objective is to provide current income and seek maximum total return, consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage- and other asset-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration. Maturity refers to the date when the issuer must repay the outstanding principal of a bond or other debt security. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund will invest no more than 35% of its assets in lower rated debt instruments, which are securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar and up to 35% of its assets in securities of emerging market issuers.

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The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Capital Group Fixed Income ETF Trust / Prospectus     54

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

55     Capital Group Fixed Income ETF Trust / Prospectus

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

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Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to

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assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results

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include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group High Yield Bond ETF

The fund’s investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund invests at least 80% of its assets in higher yielding and generally lower quality bonds and other debt securities (rated Ba1 / BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” Please see the appendix to this prospectus for further information on credit ratings of Nationally Recognized Statistical Rating Organizations. The fund may also invest a portion of its assets in securities tied economically to countries outside the United States, including in emerging markets.

The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The fund may also invest in equity securities (including common stock, preferred stock, warrants, rights, convertible securities and equity linked notes).

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment

59     Capital Group Fixed Income ETF Trust / Prospectus

processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these

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securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

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Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial

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investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com/etf. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Capital Group International Bond ETF (USD-Hedged) The fund’s investment objective is to provide a high level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund will invest at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives. This policy is subject to change only upon 60 days’ prior written notice to shareholders. Under normal market conditions, the fund will invest at least 40% of its assets outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its assets outside the United States. The fund allocates its assets among various countries, and in no fewer than three countries other than the United States. The fund’s ability to invest outside the United States includes investing in emerging markets.

The fund may invest up to 15% of its assets in debt securities rated BB+ or below or Ba1 or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.”

The fund may enter into currency transactions, which is a type of derivatives, to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price. In addition, the fund seeks to limit its foreign currency

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exposure in general and may enter into forward currency contracts to protect against changes in currency exchange rates, to change the exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. The fund seeks to hedge all, or substantially all, of the fund’s foreign currency exposure using forward currency contracts, such that under normal market conditions, the fund will maintain at least 90% of its assets in U.S. dollar currency exposure. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies.

The fund may invest in a broad range of debt securities, including corporate bonds and debt securities issued by sovereign, quasi-sovereign and supranational entities. The fund may also invest in mortgage-related securities, such as mortgage-backed securities (including those issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government), and other asset-backed securities, including debt obligations that represent interests in pools of mortgages or other income bearing assets, such as consumer loans or receivables.

The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues

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(e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, including those in emerging markets, or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose

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significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Currency hedging risk — The fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns. Volatility in one or more currencies may offset stability in another currency and reduce the overall effectiveness of the fund’s currency hedging strategy. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions. In addition, governments may intervene in the currency markets in order to influence prices and/or foreign exchange rates with respect to their currency, which may result in the fund’s inability to hedge its currency transactions as anticipated. Investors seeking to transact in foreign currencies may have limited access to certain currency markets due to factors including regulatory limitations, adverse tax treatment, exchange controls, currency convertibility issues and limited market liquidity, which can limit the fund’s ability to hedge exposure to the currency markets. There is no assurance that the use of forward currency contracts to minimize the impact of currency fluctuations on fund returns will benefit the fund.

The fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate the fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between the fund’s exposure to non-U.S. currencies and the U.S. dollar. The fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. In addition, the reduction of the fund’s exposure to currency risks limits the fund’s ability to benefit from favorable changes in currency exchange rates. There are also transaction costs, such as those incurred from the frequent trading of currency instruments, that the fund may incur to hedge its foreign currency exposure.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. See the appendix to this prospectus for credit rating descriptions. Investments in junk bonds can be considered speculative.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the

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mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund, the political considerations to which the government may be subject, and/or dependencies on expected payments from other foreign governments or multinational agencies. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. Additionally, unlike corporate debt restructurings generally, the fees and expenses of the financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign or quasi-sovereign debt securities instead of the sovereign or quasi-sovereign entity itself. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity. Sovereign and quasi-sovereign entities may assert sovereign immunity in legal proceedings relating to the failure to pay obligations when due. There may be international treaties with such entities that limit the fund’s legal recourse against such entities. Additionally, remedies may need to be pursued in the courts located in the country of the defaulting sovereign or quasi-sovereign entity itself, which may limit the fund’s ability to obtain recourse.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on

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behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may

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depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Global Aggregate ex-USD (USD hedged) Index represents the global investment-grade fixed income markets excluding USD denominated bonds with returns hedged to USD. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group Municipal High-Income ETF The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios. In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 60% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.”

Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

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The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities

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markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.” Investments in junk bonds can be considered speculative.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

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Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized

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release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index is a70%/20%/10% blend of the Bloomberg High Yield Municipal Bond Index (with 5% Tobacco Cap and 2% Issuer Cap), Bloomberg Municipal Bond BBB Index and the Bloomberg Municipal Bond Index, respectively. Results reflect dividends net of withholding taxes. These indexes are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group Municipal Income ETF The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from regular federal income tax.

In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

The fund invests primarily in bonds and other debt instruments. The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. This is a fundamental policy of the fund and may not be changed without shareholder approval. The fund will invest up to 30% of its assets in securities that may subject you to federal alternative minimum tax. The fund invests at least 65% in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including

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market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

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Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market

75     Capital Group Fixed Income ETF Trust / Prospectus

makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly

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forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index blends the Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index with the Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index by weighting their cumulative total returns at 85% and 15%, respectively. The blend is rebalanced monthly. The Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. The Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index consists of a broad selection of below-investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. The indexes are unmanaged, and results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group Short Duration Income ETF The fund’s investment objective is to provide current income, consistent with a short duration profile as described in this prospectus and with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund will invest primarily in bonds (bonds include any debt instrument and cash equivalents, and may be represented by derivatives). The fund maintains a portfolio of bonds, other debt securities (including asset-backed securities and other securities described below) and money market instruments consisting primarily of debt securities rated BBB– or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund’s average portfolio duration is generally expected to be less than 2 years, but may be up to 3 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rate. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in debt securities tied economically to countries outside the U.S. including, but not limited to, corporate debt and inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities. Inflation-linked bonds are structured

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to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets

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may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

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Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

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When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing

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interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg 1-3 Year U.S. Government/Credit Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group Short Duration Municipal Income ETF The fund’s investment objective is to provide current income exempt from regular federal income tax, consistent with a short duration profile as described in this prospectus and with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. This is a fundamental policy of the fund and may not be changed without shareholder approval. Such securities consist of municipal bonds, which are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises. The fund will invest up to 20% of its assets in private activity bonds whose interest is generally subject to the federal alternative minimum tax.

The fund will invest at least 80% of its assets in bonds and other debt instruments. The fund may invest in insured municipal bonds, which are municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. That said, such insurance, which may be purchased by the bond issuer, the fund or any other party, does not guarantee the market value of the bond. In addition, the fund may invest in debt securities of varying credit quality, including up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity. The fund will maintain a weighted average effective portfolio duration that is within 1 year of that of the Bloomberg Municipal Short 1-5 Years Index. Duration is a measure used to determine

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the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of one year would be expected to fall approximately 1% if interest rates rose by one percentage point.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio

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managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease

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in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies

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against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

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Capital Group Ultra Short Income ETF The fund’s investment objective is to provide current income, consistent with an ultra-short duration profile as described in this prospectus, focused on preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund will invest at least 80% of its assets in bonds and other debt securities that accrue income, which may be represented by derivatives. This policy is subject to change only upon 60 days’ prior written notice to shareholders. Under normal circumstances, the fund will invest primarily in investment grade, U.S. dollar denominated short-term debt, including: high-quality, short-term money market instruments such as commercial paper and certificates of deposit; U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government; corporate securities; and asset-backed securities.

The fund may also invest in inflation-linked bonds. Inflation-linked bonds are structured to protect against inflation by linking the bond's principal and interest payments to an inflation index such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index. The fund may invest substantially in debt securities that are tied economically to countries outside the United States. Such securities will primarily be U.S. dollar denominated though they may be issued by foreign corporations or foreign governments and their agencies and instrumentalities.

The fund will invest primarily in investment-grade debt with a minimum short-term rating of P-2, A-2 or F2 or better, or a minimum long-term rating of BBB- or Baa3, in each case given by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark.

The fund seeks to maintain an average portfolio duration of one year or less. However, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of one year would be expected to fall approximately 1% if interest rates rose by one percentage point. In addition, under normal market conditions, the fund seeks to maintain a dollar-weighted average effective maturity of two years or less.

As part of the fund’s principal investment strategy and for temporary defensive purposes, the fund may invest a substantial portion of the fund’s assets in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case. In addition, under normal market conditions, the fund will invest more than 25% of its assets in securities issued by companies in the financials group of industries, which include, but are not limited to, banks, capital markets, financial services and insurance industries. However, the fund may invest 25% of its assets or less in such industries as a temporary defensive measure.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

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The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in financials — Under normal circumstances, a significant portion of the fund’s portfolio will be comprised of securities issued by companies in the financials group of industries. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of

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capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

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Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to

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assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The ICE BofA 3-Month U.S. Treasury Bill Index measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group U.S. Multi-Sector Income ETF The fund’s investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund normally invests at least 80% of its assets in the United States. The fund invests primarily in bonds and other debt instruments, which may be represented by other investment instruments, including derivatives. In seeking to achieve a high level of current income, the fund invests in a broad range of debt securities across the credit spectrum. Normally, the fund will invest its assets across three primary sectors: high-yield corporate debt, investment grade corporate debt and securitized debt. The proportion of securities held by the fund

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within each of these credit sectors will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund's neutral mix of investments in each sector is approximately 50% high-yield corporate debt, 30% investment grade corporate debt and 20% securitized debt. Normally, the investment adviser expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10-20% of assets per sector, although there are no absolute limits or range boundaries on the percent of assets invested in each sector. The fund may also opportunistically invest in other sectors including, but not limited to, U.S. government debt, municipal debt and non-corporate credit, in response to market conditions. Non-corporate credit means debt issued by any non-corporate entity including, but not limited to, regional governments, government agencies and supranational entities. Though investment decisions regarding the fund's portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rate. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The fund may invest substantially in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities, sometimes referred to as “junk bonds,” may include securities considered to be in distress or default and may be in the high-yield corporate debt sector or the securitized debt sector or any sector in which the fund may invest opportunistically. The fund may also invest up to 20% of its assets tied economically to countries outside the United States including, on a more limited basis, in securities of corporate issuers in emerging markets.

Though the fund may invest in various types of securitized debt instruments, the fund will normally invest the securitized debt portion of its portfolio in mortgage- and other asset-backed securities. The fund may, however, invest in other securitized debt instruments, including collateralized debt obligations (which may, from time to time, include lower-rated tranches of such instruments).

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

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The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid

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off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

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The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial

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investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Bloomberg Custom Multi-Sector Composite Index reflect the results of the Custom US CMBS ex AAA/US HY 2% Cap/ US ABS ex AAA/ US Corp Index from 06/01/2022 through 09/30/2023 and the Custom US CMBS Non-Agency ex AAA/US HY 2% Cap/ US ABS ex AAA/US Corp Index, thereafter. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. Bloomberg CMBS Non-Agency ex AAA Index represents the universe of U.S. commercial mortgage-backed securities, excluding issuers with credit ratings of AAA, the highest credit quality rating. Bloomberg Non-Agency CMBS ex AAA Index represents the universe of U.S. commercial mortgage-backed securities, excluding agency and issuers with credit ratings of AAA, the highest credit quality rating. Bloomberg ABS ex AAA Index represents the universe of U.S. asset-backed securities, excluding issuers with credit ratings of AAA, the highest credit quality rating. The indexes are unmanaged, and results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Portfolio holdings Portfolio holdings information for each fund in the series is available on our website at capitalgroup.com/etf. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to Capital Group Fixed Income ETF Trust (the "trust"). Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of each fund. The management fee paid by the fund to the investment adviser for the most recent fiscal year, expressed as a percentage of average net assets of each fund, appears in the Annual Fund Operating Expenses table for the fund. Capital Group High Yield Bond ETF, which has not yet completed a full fiscal year, will pay to the investment adviser a management fee equal to the annual rate of 0.39% of the average net assets of the fund. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the trust’s Investment Advisory and Service Agreement by the board of trustees is contained in the trust‘s annual or semi-annual report in Form N-CSR for the most recent fiscal period. Except where the context indicates otherwise, all references hereinafter to the “fund” apply to any of the funds.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The funds‘ shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions for each fund and account managed by Capital Research and Management Company are subject to a fund’s objective(s), policies and restrictions of such fund or account and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

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The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s) since:
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional since 2004 (with Capital Research and Management Company or affiliate since 2016)	Serves as a fixed income portfolio manager for: Capital Group Core Bond ETF — 2023
Philip Chitty	Partner – Capital Fixed Income Investors Investment professional since 1995 (with Capital Research and Management Company or affiliate since 2004)	Serves as a fixed income portfolio manager for: Capital Group International Bond ETF (USD-Hedged) — 2024
Tom Chow	Partner – Capital Fixed Income Investors Investment professional since 1989 (with Capital Research and Management Company or affiliate since 2015)	Serves as a fixed income portfolio manager for: Capital Group High Yield Bond ETF — 2025
Lee Chu	Partner – Capital Fixed Income Investors Investment professional since 2008 (all with Capital Research and Management Company or affiliate)	Serves as a fixed income portfolio manager for: Capital Group Municipal High-Income ETF — 2025
Andrew A. Cormack	Partner – Capital Fixed Income Investors Investment professional since 2004 (with Capital Research and Management Company or affiliate since 2018)	Serves as a fixed income portfolio manager for: Capital Group International Bond ETF (USD-Hedged) — 2024
Oliver V. Edmonds	Partner – Capital Fixed Income Investors Investment professional since 2002 (with Capital Research and Management Company or affiliate since 2003)	Serves as a fixed income portfolio manager for: Capital Group Core Bond ETF - 2023 Capital Group Ultra Short Income ETF — 2024
Vincent J. Gonzales	Partner – Capital Fixed Income Investors Investment professional since 2008 (with Capital Research and Management Company or affiliate since 2012)	Serves as a fixed income portfolio manager for: Capital Group Short Duration Income ETF - 2022
Xavier Goss	Partner – Capital Fixed Income Investors Investment professional since 2003 (with Capital Research and Management Company or affiliate since 2021)	Serves as a fixed income portfolio manager for: Capital Group Core Plus Income ETF - 2022 Capital Group U.S. Multi-Sector Income ETF - 2022
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional since 1988 (with Capital Research and Management Company or affiliate since 1991)	Serves as a fixed income portfolio manager for: Capital Group Core Plus Income ETF — 2022
Sandro Lazzarini	Partner – Capital Fixed Income Investors Investment professional since 2007 (with Capital Research and Management Company or affiliate since 2015)	Serves as a fixed income portfolio manager for: Capital Group U.S. Multi-Sector Income ETF - 2025
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional since 2001 (all with Capital Research and Management Company or affiliate)	Serves as a fixed income portfolio manager for: Capital Group Short Duration Income ETF - 2022 Capital Group Ultra Short Income ETF — 2024
Vikas Malhotra	Partner – Capital Fixed Income Investors Investment professional since 2011 (with Capital Research and Management Company or affiliate since 2016)	Serves as a fixed income portfolio manager for: Capital Group Short Duration Municipal Income ETF - 2023
Mark Marinella	Partner – Capital Fixed Income Investors Investment professional since 1986 (with Capital Research and Management Company or affiliate since 2013)	Serves as a fixed income portfolio manager for: Capital Group Municipal Income ETF - 2022 Capital Group Short Duration Municipal Income ETF - 2023
Damien J. McCann	Partner – Capital Fixed Income Investors Investment professional since 2000 (all with Capital Research and Management Company or affiliate)	Serves as a fixed income portfolio manager for: Capital Group Core Plus Income ETF - 2022 Capital Group U.S. Multi-Sector Income ETF - 2022
Andy Moth	Partner – Capital Fixed Income Investors Investment professional since 2003 (with Capital Research and Management Company or affiliate since 2016)	Serves as a fixed income portfolio manager for: Capital Group High Yield Bond ETF — 2025
Chitrang Purani	Partner – Capital Fixed Income Investors Investment professional since 2004 (with Capital Research and Management Company or affiliate since 2022)	Serves as a fixed income portfolio manager for: Capital Group Core Bond ETF — 2023 Capital Group Core Plus Income ETF — 2025
Chad M. Rach	Partner – Capital Fixed Income Investors Investment professional since 1995 (with Capital Research and Management Company or affiliate since 2004)	Serves as a fixed income portfolio manager for: Capital Group Municipal High-Income ETF — 2024

99     Capital Group Fixed Income ETF Trust / Prospectus

Portfolio manager	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s) since:
Thomas Reithinger	Partner – Capital Fixed Income Investors Investment professional since 2011 (with Capital Research and Management Company or affiliate since 2013)	Serves as a fixed income portfolio manager for: Capital Group International Bond ETF (USD-Hedged) — 2024
Jerome Solomon	Partner – Capital Fixed Income Investors Investment professional since 1992 (with Capital Research and Management Company or affiliate since 2008)	Serves as a fixed income portfolio manager for: Capital Group Municipal High-Income ETF — 2024 Capital Group Municipal Income ETF - 2022
Scott Sykes	Partner – Capital Fixed Income Investors Investment professional since 2002 (with Capital Research and Management Company or affiliate since 2005)	Serves as a fixed income portfolio manager for: Capital Group U.S. Multi-Sector Income ETF - 2022
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional since 1992 (with Capital Research and Management Company or affiliate since 2017)	Serves as a fixed income portfolio manager for: Capital Group High Yield Bond ETF — 2025 Capital Group U.S. Multi-Sector Income ETF — 2022
Courtney K. Wolf	Partner – Capital Fixed Income Investors Investment professional since 2005 (all with Capital Research and Management Company or affiliate)	Serves as a fixed income portfolio manager for: Capital Group Municipal Income ETF - 2022

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The investment adviser and its affiliates manage funds and accounts that invest in the same securities as the funds. When implementing investment decisions for each fund and other funds and accounts, the adviser considers various factors, including, but not limited to, the investment objectives and strategies of each fund and account, security and sector characteristics, exposure levels, market and liquidity conditions, as well as economic, political or regulatory factors. While investment decisions for the purchase or sale of the same security for funds and accounts are generally implemented together, such investment considerations will at times result in the same fixed income security being bought or sold for a fund after it has been bought or sold for other funds and accounts.

Capital Group Fixed Income ETF Trust / Prospectus     100

Shareholder information

The fund creates or redeems its shares at NAV per share only in aggregations of a specified number of shares (“creation units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The procedures for creating and redeeming fund shares, including the role of the Authorized Participant and a description of the associated fees, are described in the “Creations and redemptions” section of this prospectus.

Once created, the fund shares generally trade in the secondary market in amounts less than a creation unit. The fund shares are listed on an exchange as shown in the table below (the “listing exchange”) for trading during the trading day. The fund shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment for shares of the fund. The shares of each fund trade under a ticker symbol as shown in the table below.

Fund	Ticker	Exchange
Capital Group Core Bond ETF	CGCB	NYSE Arca, Inc.
Capital Group Core Plus Income ETF	CGCP	NYSE Arca, Inc.
Capital Group High Yield Bond ETF	CGHY	NYSE Arca, Inc.
Capital Group International Bond ETF (USD-Hedged)	CGIB	NYSE Arca, Inc.
Capital Group Municipal High-Income ETF	CGHM	NYSE Arca, Inc.
Capital Group Municipal Income ETF	CGMU	NYSE Arca, Inc.
Capital Group Short Duration Income ETF	CGSD	NYSE Arca, Inc.
Capital Group Short Duration Municipal Income ETF	CGSM	NYSE Arca, Inc.
Capital Group Ultra Short Income ETF	CGUI	NYSE Arca, Inc.
Capital Group U.S. Multi-Sector Income ETF	CGMS	NYSE Arca, Inc.

The listing exchange is typically open for trading Monday through Friday and is closed on weekends and on the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Share prices The fund’s shares are generally purchased and sold in the secondary market at the market price on the listing exchange, except with respect to Authorized Participants, which may purchase and redeem shares from the fund at NAV. The market price generally differs from the fund’s daily NAV. It is affected not only by the fund’s NAV, but also by market forces such as the supply of and demand for the fund shares, the intraday value of the fund’s holdings, economic conditions and other factors. See “Premiums and discounts” section below.

Costs of buying and selling fund shares Buying or selling fund shares on an exchange or other secondary market involves two types of costs that typically apply to exchange-traded securities transactions. First, when buying or selling fund shares through a broker, you may incur a brokerage commission or other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of the fund shares. Second, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The fund share’s spread varies over time based on the fund’s trading volume and market liquidity. The spread is generally lower if the fund has high trading volume and market liquidity, and higher if the fund has low trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A fund share’s spread may also be affected by the liquidity or illiquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds, or in instances of significant market volatility or market disruption.

Beneficial ownership The Depository Trust Company (“DTC”) serves as the securities depository for shares of the fund. The fund shares are held only in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of, and holds legal title to, all outstanding fund shares. Investors owning fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Premiums and discounts When available, information about the difference between the daily market price of the fund’s shares on the exchange and the fund’s NAV for various periods can be found on the fund’s website, capitalgroup.com/etf. NAV is the price at which the fund directly issues and redeems its shares. As described in more detail below, the fund’s NAV is calculated according to the fund’s pricing and valuation policies and will fluctuate based on the value of its portfolio holdings. The market price of the fund shares, on the other hand, is generally the official closing price of the fund’s shares on an exchange, and may be at, above (at a premium) or below (at a discount) its NAV. The fund share’s market price will fluctuate with changes in its NAV, as well as market supply and demand for the fund’s shares, the intraday value of the fund’s holdings, economic conditions and other factors. You may pay more than NAV when you buy fund shares and receive less than NAV when you sell those shares, because fund shares are bought and sold at current market prices. The market price is also used to calculate market returns of the fund.

Frequent trading of fund shares The fund is designed to offer most investors an investment that can be bought and sold frequently in the secondary market without impact on the fund. In addition, frequent trading by Authorized Participants (defined below), which can purchase and redeem shares directly from the fund, is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the fund’s board has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors. The fund accommodates frequent purchases and redemptions of creation units by Authorized Participants and does not place a

101     Capital Group Fixed Income ETF Trust / Prospectus

limit on purchases or redemptions of creation units by these investors. The fund reserves the right to reject any purchase order at any time. The fund also reserves the right to reject any redemption order in accordance with applicable law.

With respect to redemption baskets comprised of foreign common stocks, the fund may deliver such foreign common stocks more than seven (7) (but no more than fifteen (15)) calendar days after the fund’s shares are tendered for redemption as a result of local market holidays. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Determining fund net asset value NAV is computed by adding the value of a fund’s investments, cash and other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s NAV until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The fund’s NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the fund’s NAV will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the funds’ NAV. The price at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form in accordance with the applicable Authorized Participant Agreement, as defined in the “Creations and redemptions” section of this prospectus.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem the fund shares.

Creations and redemptions Prior to trading in the secondary market, shares of the fund are “created” at NAV only in block-size creation units or multiples thereof. Creations and redemptions must be made through a firm (an “Authorized Participant”) that is a member or participant of a clearing agency registered with the SEC, and that has executed a written agreement (the “Authorized Participant Agreement”) with the funds’ distributor, Capital Client Group, Inc. (the “distributor”), an affiliate of the investment adviser, with respect to the purchase and redemption of creation units.

A creation transaction, which is subject to acceptance by the distributor or its agents, generally takes place when an Authorized Participant deposits into the fund (i) cash or (ii) a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in either case which approximate the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for (i) cash or (ii) a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the fund and an amount of cash (including any portion of such securities, assets or other positions for which cash may be substituted). The fund currently expects to offer creation units partially or solely for cash.

Except when aggregated in one or more creation units, shares are generally not redeemable by the fund. Creation and redemption baskets may differ, and the fund may accept “custom baskets.” More information regarding custom baskets is contained in the fund’s statement of additional information. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant Agreement.

Authorized Participants may create or redeem creation units for their own accounts or for their customers, including, without limitation, affiliates of the fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem creation units either may not be executed according to the fund’s instructions or may not be executed at all, or the fund may not be able to place or change orders.

When engaging in in-kind transactions, the fund intends to comply with U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund, a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Capital Group Fixed Income ETF Trust / Prospectus     102

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

In addition, certain affiliates of the fund and the investment adviser may purchase and resell fund shares pursuant to this prospectus.

Derivative actions The trust’s declaration of trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of the fund unless holders of at least 20% of the outstanding shares of the fund join in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the trustees. Following receipt of the demand, the trustees must be afforded a reasonable amount of time to consider and investigate the demand. The trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, except for claims under federal securities laws, the trustees may require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the trustees determine not to bring such action.

103     Capital Group Fixed Income ETF Trust / Prospectus

Distributions and taxes

Dividends and distributions Dividends from net investment income, if any, generally are declared and paid at least monthly by the fund. With respect to taxable funds only, in the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Distributions of capital gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis. The fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company under the Internal Revenue Code of 1986, as amended, or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners of record with proceeds received from the fund.

Dividend reinvestment service If you bought your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. To reinvest dividend and capital gains distributions, you must hold your fund shares at a broker that offers a reinvestment service. This can be the broker’s own service, or a service made available by a third party, such as the broker’s outside clearing firm or the DTC. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional shares of the fund purchased in the secondary market. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

Taxes on dividends and distributions

For Capital Group Municipal Income ETF, Capital Group Municipal High-Income ETF and Capital Group Short Duration Municipal Income ETF only (collectively, the “municipal funds”): Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. The interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the municipal funds may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the funds.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

For all other funds: For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains.

Taxes on exchange-listed share sales Currently, any capital gain or loss realized upon a sale of the fund‘s shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Capital loss realized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Additionally, with respect to municipal funds only, capital loss realized on the sale of shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares. The ability to deduct capital losses may be limited.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the fund under all applicable tax laws.

Distribution

Distributor The distributor distributes the fund’s shares. The distributor or its agent distributes creation units for the fund on an agency basis. The distributor does not maintain a secondary market in shares of the fund. The distributor has no role in determining the policies of the fund or the securities that are purchased or sold by the fund.

Distribution and service (12b-1) fees The fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows the fund to pay distribution fees of .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the fund board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Capital Group Fixed Income ETF Trust / Prospectus     104

Other compensation to dealers The distributor, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of the distributor, to dealers with which it has a substantive distribution relationship involving the sale of Capital Group ETFs. The payments are typically made in fixed dollars or based on a percentage of eligible assets of Capital Group ETF shares held by the dealer. Eligible assets are all Capital Group ETF assets other than assets held in certain IRAs and retirement accounts. Dealers are responsible for identifying these assets and may direct Capital Client Group, Inc. to exclude additional assets.

Payments made pursuant to the paragraph above support various efforts, including, among other things:

· making the Capital Group ETFs available through firm distribution platforms including self-directed platforms for the public as well as clearing, custody and recordkeeping services for other intermediaries and related sales infrastructure;

· account maintenance and support, statement preparation, transaction processing and operational improvements; and

· training, education and marketing opportunities, support for transaction fees, technology costs and data (including fees to obtain information on financial professionals to better tailor training, education and marketing opportunities).

A list of firms anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

The distributor will, on a periodic basis, determine the advisability of continuing these payments.

The distributor also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about Capital Group ETFs. In addition, the distributor may make payments to other third parties for ETF data.

If investment advisers, distributors or other affiliates of ETFs pay compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular ETF over other ETFs, mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to the compensation received.

105     Capital Group Fixed Income ETF Trust / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund’s results for the past five fiscal years, or, if shorter, for the period of the fund's operations. Certain information reflects financial results for a single share of a fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights tables have been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds‘ financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Bond ETF
12/31/2025	$25.76	$1.24	$.62	$1.86	$(1.12)	$—	$(1.12)	$26.50	7.33%	$3,654.27%		4.72%
12/31/2024	26.38	1.24	(.83)	.41	(1.03)	—	(1.03)	25.76	1.58	1,579.27		4.76
12/31/2023[3,4]	25.00	.45	1.18	1.63	(.25)	—	(.25)	26.38	6.56 [5]	97.27 [6]		6.77 [6]
Core Plus Income ETF
12/31/2025	$22.18	$1.44	$.18	$1.62	$(1.16)	$—	$(1.16)	$22.64	7.44%	$6,501.34%		6.40%
12/31/2024	22.66	1.55	(.88)	.67	(1.15)	—	(1.15)	22.18	3.01	3,985.34		6.91
12/31/2023	22.23	1.55	.01	1.56	(1.13)	—	(1.13)	22.66	7.25	1,565.34		7.04
12/31/2022[3,7]	25.30	.83	(3.24)	(2.41)	(.66)	—	(.66)	22.23	(9.59)[5]	455.34 [6]		4.24 [6]
High Yield Bond ETF
12/31/2025[3,8]	$25.00	$.78	$.32	$1.10	$(.78)	$—	$(.78)	$25.32	4.46%[5]	$53.39%[6]		5.88%[6]
International Bond ETF (USD-Hedged)
12/31/2025	$25.28	$1.02	$.11	$1.13	$(1.00)	$(.08)	$(1.08)	$25.33	4.53%	$150.45%		4.03%
12/31/2024[3,9]	25.00	.46	.23	.69	(.37)	(.04)	(.41)	25.28	2.79 [5]	50.45 [6]		3.52 [5]
Municipal High-Income ETF
12/31/2025	$25.24	$1.12	$(.04)	$1.08	$(.92)	$—	$(.92)	$25.40	4.40%	$2,483.34%		4.46%
12/31/2024[3,9]	25.00	.54	.15	.69	(.45)	—	(.45)	25.24	2.76 [5]	85.34 [6]		4.11 [5]
Municipal Income ETF
12/31/2025	$26.88	$.96	$.42	$1.38	$(.91)	$—	$(.91)	$27.35	5.23%	$4,803.27%		3.57%
12/31/2024	27.00	.99	(.25)	.74	(.86)	—	(.86)	26.88	2.80	2,666.27		3.66
12/31/2023	26.11	.98	.75	1.73	(.84)	—	(.84)	27.00	6.78	517.27		3.75
12/31/2022[3,10]	25.00	.17	1.07	1.24	(.13)	—	(.13)	26.11	4.92 [5]	74.05 [5]		.67 [5]
Short Duration Income ETF
12/31/2025	$25.61	$1.46	$.10	$1.56	$(1.17)	$—	$(1.17)	$26.00	6.20%	$1,872.25%		5.63%
12/31/2024	25.41	1.69	(.32)	1.37	(1.17)	—	(1.17)	25.61	5.51	874.25		6.64
12/31/2023	25.27	1.37	(.10)	1.27	(1.13)	—	(1.13)	25.41	5.14	332.25		5.45
12/31/2022[3,10]	25.00	.22	.21	.43	(.16)	—	(.16)	25.27	1.73 [5]	89.05 [5]		.87 [5]
Short Duration Municipal Income ETF
12/31/2025	$25.93	$.87	$.32	$1.19	$(.80)	$—	$(.80)	$26.32	4.67%	$954.25%		3.34%
12/31/2024	25.78	.91	.05	.96	(.81)	—	(.81)	25.93	3.77	554.25		3.51
12/31/2023[3,4]	25.00	.24	.76	1.00	(.22)	—	(.22)	25.78	4.00 [5]	46.25 [6]		3.62 [6]
Ultra Short Income ETF
12/31/2025	$25.12	$1.16	$.06	$1.22	$(1.04)	$(.01)	$(1.05)	$25.29	4.97%	$187.18%		4.62%
12/31/2024[3,9]	25.00	.65	.13	.78	(.63)	(.03)	(.66)	25.12	3.14 [5]	35.18 [6]		5.01 [5]
U.S. Multi-Sector Income ETF
12/31/2025	$27.21	$2.04	$.05	$2.09	$(1.66)	$—	$(1.66)	$27.64	7.88%	$3,930.39%		7.42%
12/31/2024	26.91	2.07	(.16)	1.91	(1.61)	—	(1.61)	27.21	7.29	1,951.39		7.63
12/31/2023	25.66	2.05	.78	2.83	(1.58)	—	(1.58)	26.91	11.39	379.39		7.91
12/31/2022[3,10]	25.00	.29	.62	.91	(.25)	—	(.25)	25.66	3.63 [5]	71.07 [5]		1.13 [5]

Capital Group Fixed Income ETF Trust / Prospectus     106

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Portfolio turnover rate excluding mortgage dollar roll transactions[11,12]
Core Bond ETF	57%	125%	13%[4]
Core Plus Income ETF	104	83	76	172%[7]
International Bond ETF (USD-Hedged)	154	118[5,9]
Short Duration Income ETF	32	42	56	1[10]
U.S. Multi-Sector Income ETF	40	39	43	6[10]

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Portfolio turnover rate including mortgage dollar roll transactions, if any[11,12]
Core Bond ETF	87%	354%	26%[4]
Core Plus Income ETF	299	420	581	446%[7]
High Yield Bond ETF	36[5,8]
International Bond ETF (USD-Hedged)	188	185[5,9]
Municipal High-Income ETF	15	25[5,9]
Municipal Income ETF	26	29	19	1[10]
Short Duration Income ETF	128	192	203	55[10]
Short Duration Municipal Income ETF	55	54	37[4]
Ultra Short Income ETF	90	26[5,9]
U.S. Multi-Sector Income ETF	52	41	43	6[10]

1 Based on average shares outstanding.

2 Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.

3 Based on operations for a period that is less than a full year.

4 For the period September 26, 2023, commencement of operations, through December 31, 2023.

5 Not annualized.

6 Annualized.

7 For the period February 22, 2022, commencement of operations, through December 31, 2022.

8 For the period June 24, 2025, commencement of operations, through December 31, 2025.

9 For the period June 25, 2024, commencement of operations, through December 31, 2024.

10 For the period October 25, 2022, commencement of operations, through December 31, 2022.

11 Rates do not include each fund’s portfolio activity with respect to any Central Funds.

12 Rates exclude in-kind transactions, if any.

107     Capital Group Fixed Income ETF Trust / Prospectus

Notes

Capital Group Fixed Income ETF Trust / Prospectus     108

For fund information or to request free copies of the fund’s statement of additional information, annual or semi-annual reports (“fund documents”)	(800) 421-4225 8 a.m. to 7 p.m. ET
For shareholder inquiries	Please contact your financial intermediary through whom you invest in the fund
For 24-hour fund information including fund documents	capitalgroup.com/etf
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the trust and each fund, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, its investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com/etf.

Householding Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status. At any time, you may view current prospectuses and financial reports on our website.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

ETGEPRX-350-0326P Litho in USA CGD/TM/10708 Investment Company File No. 811-23738

Capital Group Fixed Income ETF Trust

Part B
Statement of Additional Information

March 1, 2026

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Fixed Income ETF Trust (the “trust”), dated March 1, 2026, for the funds listed below. Except where the context indicates otherwise, all references herein to “the fund” apply to each of the funds listed below.

You may obtain a prospectus from your financial professional, by calling (800) 421-4225 or by contacting Capital Client Group, Inc., the funds’ distributor (the “distributor”), at the following address:

Capital Group Fixed Income ETF Trust
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618-4518

	Ticker	Exchange
Capital Group Core Bond ETF	CGCB	NYSE Arca, Inc.
Capital Group Core Plus Income ETF	CGCP	NYSE Arca, Inc.

Capital Group High Yield Bond ETF	CGHY	NYSE Arca, Inc.

Capital Group International Bond ETF (USD-Hedged)	CGIB	NYSE Arca, Inc.
Capital Group Municipal High-Income ETF	CGHM	NYSE Arca, Inc.
Capital Group Municipal Income ETF	CGMU	NYSE Arca, Inc.
Capital Group Short Duration Income ETF	CGSD	NYSE Arca, Inc.
Capital Group Short Duration Municipal Income ETF	CGSM	NYSE Arca, Inc.
Capital Group Ultra Short Income ETF	CGUI	NYSE Arca, Inc.
Capital Group U.S. Multi-Sector Income ETF	CGMS	NYSE Arca, Inc.

Table of Contents

Item	Page no.

The trust	2
Exchange listing and trading	3
Certain investment limitations and guidelines	4
Description of certain securities, investment techniques and risks	12
Fund policies	47
Continuous offering	50
Management of the trust	52
Execution of portfolio transactions	81
Portfolio trading by Authorized Participants	86
Disclosure of portfolio holdings	87
Creation and redemption of creation units	88
Determination of net asset value	96
Taxes and distributions	98
General information	103
Appendix	104

Investment portfolio
Financial statements

Capital Group Fixed Income ETF Trust — Page 1

The trust

The trust, an open-end management investment company, was organized as a Delaware statutory trust on January 12, 2021. The trust consists of those funds listed on the cover page of this statement of additional information. The fund issues and sells shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “creation unit”), generally in exchange for a designated portfolio of securities, assets or other positions (the “deposit securities”), together with the deposit of a specified cash payment (the “cash component”). The fund’s shares are listed and traded on NYSE Arca, Inc. (the “listing exchange”). The fund’s shares trade on the listing exchange at market prices that may be below, at or above NAV. Shares are redeemable only in one or more creation units by Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information). In the event of a reorganization, merger, conversion or liquidation of the fund, the fund may redeem individual shares. The fund reserves the right to permit or require that creations and redemptions of shares be effected fully or partially in cash.

The fund’s shares may be issued in advance of receipt of deposit securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the fund certain collateral as set forth in the agreement with Authorized Participant. The fund may use such collateral to purchase missing deposit securities. See the Creation and redemption of creation units section of this statement of additional information.

Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to redemptions of shares and fees will be subject to the requirements of the U.S. Securities and Exchange Commission (the “SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

As in the case of other exchange-traded securities, when you buy or sell shares of the fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Capital Group Fixed Income ETF Trust — Page 2

Exchange listing and trading

A discussion of exchange listing and trading matters associated with an investment in the fund is contained in the Shareholder information section of the fund’s prospectus. The discussion below supplements, and should be read together with, that section of the prospectus. The fund shares are listed for trading and trade throughout the day on the listing exchange and other secondary markets. The fund shares may also be listed on certain foreign (non-U.S.) exchanges. The fund shares may be less actively traded in certain foreign markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in non-U.S. markets, which may result in secondary market prices in such non-U.S. markets being less efficient.

There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of shares of the fund will continue to be met. The listing exchange may, but is not required to, remove the shares of the fund from listing if, among other things: (i) the listing exchange becomes aware the fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”); (ii) any of the other listing requirements are not continuously maintained; (iii) there are fewer than 50 beneficial holders of fund shares following the first 12 months of trading on the listing exchange; or (iv) any event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. The listing exchange will also remove shares of the fund from listing and trading upon termination of the fund.

Capital Group Fixed Income ETF Trust — Page 3

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the specified fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Capital Group Core Bond ETF

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in bonds and other debt instruments, including cash equivalents and securities with equity and debt characteristics (such as bonds with warrants attached, convertible bonds, hybrids and preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund will invest in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group Core Plus Income ETF

Debt instruments

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, certain hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and

Capital Group Fixed Income ETF Trust — Page 4

governmental authorities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swaps, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund will invest no more than 35% of its assets in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Equity securities

· The fund may invest up to 10% of its assets in equity securities (including common stocks, preferred stocks, warrants or rights).

Investing outside the United States

· The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar.

· The fund may invest up to 35% of its assets in securities of emerging market issuers.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group High Yield Bond ETF

Debt instruments

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in lower quality, lower rated bonds and other debt securities (rated Ba1 / BB+ or below (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loans, and other similar securities.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the middle rating, consistent with the fund’s investment policies. If only two agencies rate a security, the lower rating is used. If only one rates a security, that single rating is used.

Capital Group Fixed Income ETF Trust — Page 5

Equity

· The fund may invest in equity securities (including common stock, preferred stock, warrants, rights, convertible securities and equity linked notes).

Investing outside the United States

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities. For purposes of determining which countries constitute “emerging markets,” the fund's investment adviser will generally look to the determination of MSCI for equity securities and J.P. Morgan for debt securities.”

Capital Group International Bond ETF (USD-Hedged)

Debt instruments

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in bonds and other debt instruments, including cash equivalents and securities with equity and debt characteristics (such as bonds with warrants attached, convertible bonds, hybrids and preferred securities). For purposes of this investment guideline, investments may be represented by derivative instruments, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund may invest up to 15% of its assets in debt securities rated BB+ or below or Ba1 or below by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing outside the United States

· The fund will invest at least 40% of its assets outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its assets outside the United States.

· The fund allocates its assets among various countries, and in no fewer than three countries other than the United States.

· The fund will maintain at least 90% of its assets in U.S. dollar currency exposure.

Capital Group Fixed Income ETF Trust — Page 6

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group Municipal High-Income ETF

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

· The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund will invest at least 60% of its assets in debt securities rated BBB+ or below or Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to look to the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund’s investment policies.

Capital Group Municipal Income ETF

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

· The fund will invest up to 30% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund will invest at least 65% of its assets in debt securities rated BBB- or better or Baa3 or better (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality, including cash and money market instruments.

Capital Group Fixed Income ETF Trust — Page 7

· The fund may invest up to 35% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Capital Group Short Duration Income ETF

Debt instruments

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and governmental authorities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund may invest up to 5% of its assets in debt securities rated BB+ or Ba1 or below by Nationally Recognized Statistical Rating Organizations (“NRSRO”) designated by the fund’s investment adviser or unrated securities determined to be of equivalent quality by the fund’s investment adviser, but with a minimum rating of BB- or Ba3 or in unrated securities determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Duration

· The fund's average portfolio duration will be no greater than three years.

Investing outside the United States

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group Fixed Income ETF Trust — Page 8

Capital Group Short Duration Municipal Income ETF

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

· The fund will invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The fund will maintain an average portfolio duration that is within 1 year of the average duration of The Bloomberg Municipal Short 1-5 Years Index. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rate. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Capital Group Ultra Short Income ETF

Debt instruments

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and governmental authorities . For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund may invest up to 5% of its assets in debt securities rated BB+ or Ba1 or below by Nationally Recognized Statistical Rating Organizations (“NRSRO”) designated by the fund’s investment adviser or unrated securities determined to be of equivalent quality by the fund’s investment adviser, but with a minimum rating of BB- or Ba3 or in unrated securities determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Duration

Capital Group Fixed Income ETF Trust — Page 9

· The fund's average portfolio duration will typically be no greater than one year, although under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year.

Maturity

· The fund seeks to maintain a dollar-weighted average effective maturity of two years or less.

Investing outside the United States

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group U.S. Multi-Sector Income ETF

Debt instruments

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and governmental authorities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund currently intends to consider the ratings from Moody’s Investor Services, S&P Global Ratings and Fitch ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing in and outside the United States

· The fund will invest at least 80% of its assets in the United States.

· The fund may invest up to 20% of its assets outside the United States.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional

Capital Group Fixed Income ETF Trust — Page 10

factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

* * * * * *

Each of the funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which a fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of

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debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly emerging markets, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of a fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a

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rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Inflation-linked bonds — A fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently

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available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer.

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As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include,

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but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, among other things, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or market changes or conditions could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by a fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or

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Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Securities issued by sovereign, quasi-sovereign and supranational entities — Investments in debt securities issued by sovereign, quasi-sovereign and supranational entities are subject to certain additional risks aside from those associated with investments in debt instruments generally or securities issued by the U.S. government or federal agency securities.

A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the World Bank, the political considerations to which the government may be subject, dependencies on expected payments from other foreign governments or multinational agencies, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, and/or the relative size of the debt service burden compared to the country's economy as a whole. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. Additionally, unlike corporate debt restructurings generally, the fees and expenses of the financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign or quasi-sovereign debt securities instead of the sovereign or quasi-sovereign entity itself. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity. Sovereign and quasi-sovereign entities may assert sovereign immunity in legal proceedings relating to the failure to pay obligations when due. There may be international treaties with such entities that limit the fund’s legal recourse against such entities. Additionally, remedies may need to be pursued in the courts located in the country of the defaulting sovereign or quasi-sovereign entity itself, which may limit the fund’s ability to obtain recourse.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade. The World Bank, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank and the European Coal and Steel Community are some examples of supranational entities. Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities. Additionally, the securities of a supranational entity may be denominated in a foreign currency, in which case, the obligations of the entity bear the risks of foreign currency investments.

Pass-through securities — A fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued

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by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

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Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

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Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

U.S. Territories and Commonwealth obligations — A fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities (“territories and Commonwealth”), to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, negatively affect the value of the fund’s holdings in such obligations. Territories and Commonwealths face significant fiscal challenges, including persistent government deficits, underfunded retirement systems, sizable debt service obligations and a high unemployment rate. A restructuring of some or all of the debt or a decline in market prices of the territories’ and Commonwealths’ debt obligations, may affect the fund’s investment in these securities. If the economic situation in the territories and Commonwealths persists or worsens, the volatility, credit quality and performance of the fund could be adversely affected.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded/Escrowed to maturity bonds — From time to time, a municipality may refund a bond that it has already issued prior to, or in the case of escrowed to maturity bonds on, the original bond’s call or maturity date by issuing a second bond, the proceeds of which are typically used to purchase securities of the U.S. government (including its agencies and instrumentalities). The U.S. government securities are placed in an escrow account. The original bonds then become "pre-refunded" or "escrowed to maturity" and while the security is still tax-exempt, the proceeds of the escrow account act as collateral and the original bonds are considered high-quality in nature as a result. The principal and interest payments on the escrowed securities are then used to pay off the original bondholders on the call or maturity date. The escrow account securities do not guarantee the price movement of the bond before maturity. Investment in pre-refunded and escrowed to maturity bonds held by the fund may subject the fund to interest rate risk, market risk and credit risk. For purposes of diversification, pre-refunded and escrowed to maturity bonds will be treated as U.S. governmental issues.

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Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent a fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may

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determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (“MSCI”) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of a fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation, governmental restrictions that limit or otherwise delay the fund's ability to convert or repatriate currencies and currency devaluations.

Government regulation — Certain emerging markets lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging markets. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging markets, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist

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measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in emerging markets are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in emerging markets frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain emerging markets. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging markets will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among emerging markets and, in some cases, is comparatively high. In addition, emerging markets typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

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Remedies — Emerging markets may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Derivatives — In pursuing its investment objective(s), a fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts and currency options, as described under “Currency transactions,” the fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

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Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the

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option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying

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instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This

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amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case

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of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and standardized credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps and certain types of interest rate swaps and credit default swap indices are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated

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swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (“SOFR”), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

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Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). Additionally, in order to assume exposure to the commercial mortgage-backed security sector or to hedge against existing credit and market risks within such sector, the fund may invest in mortgage-backed security credit default swap indices, including the CMBX index (collectively referred to as “CMBXIs”).

A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. A CMBXI is a tradeable index referencing a basket of commercial mortgage-backed securities. In a typical CDSI or CMBXI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (“CDS”) representing the relevant constituent.

The fund may enter into a CDSI or CMBXI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI or CMBXI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI or CMBXI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI or CMBXI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI or CMBXI is based, the investment could result in losses to the fund.

Currency transactions — A fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into

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forward currency contracts and may purchase and sell options on currencies to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

The fund may also purchase or write put and call options on foreign currencies on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options, to the extent not exercised, will expire and the fund, as the purchaser, would experience a loss to the extent of the premium paid for the option. Instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency, which, if exchange rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, writing a currency option will provide a hedge only up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates. OTC options are bilateral contracts that are individually negotiated and they are generally less liquid than exchange-traded options. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded options, credit risk is mutualized through the involvement of the applicable clearing house. Currency options traded on exchanges may be subject to position limits, which may limit the ability of the fund to reduce currency risk using such options. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, substantial price and rate movements may take place in the currency markets that cannot be reflected in the U.S. options markets. See also “Options” for a general description of investment techniques and risks relating to options.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a

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result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards and currency options.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Currency hedging transactions — A fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. Currency markets generally are not as regulated as securities markets. Additionally, currency exchange rates may be volatile and may change quickly and unpredictably in response to global economic developments and regional economic conditions in which a fund invests; these factors may reduce the fund’s returns. Volatility in one or more currencies may offset stability in another currency and reduce the overall effectiveness of the fund’s currency hedging strategy. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of a fund’s currency hedging transactions. In addition, governments may intervene in the currency markets in order to influence prices and/or foreign exchange rates with respect to their currency, which may result in the fund’s inability to hedge its currency transactions as anticipated. Investors seeking to transact in foreign currencies may have limited access to certain currency markets due to factors including regulatory limitations, adverse tax treatment, exchange controls, currency convertibility issues and limited market liquidity, which can limit the fund’s ability to hedge exposure to the currency markets. There is no assurance that the use of forward currency contracts to minimize the impact of currency fluctuations on fund returns will benefit the fund.

A fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate a fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between the fund’s exposure to non-U.S. currencies and the U.S. dollar. A fund’s exposure to foreign currencies may not be hedged at all times, including at times when a fund is implementing a currency hedging transaction. In addition, the reduction of a fund’s exposure

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to currency risks limits the fund’s ability to benefit from favorable changes in currency exchange rates. There are also transaction costs, such as those incurred from the frequent trading of currency instruments, that the fund may incur to hedge its foreign currency exposure.

Indirect exposure to cryptocurrencies – Cryptocurrencies are digital assets which may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although a fund has no current intention of directly investing in cryptocurrencies, some issuers accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets and/or invest in cryptocurrencies, and the fund may have exposure to cryptocurrencies through investments in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Cryptocurrencies may trade on platforms which are largely unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The values of cryptocurrencies have been, and may in the future continue to be, highly volatile and subject to sudden and significant increases and declines. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. The value of securities of issuers with significant holdings of cryptocurrencies may be subject to, among other things, fluctuations in the value of such cryptocurrencies, and such issuers may experience custody issues and/or lose their cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development, use, and exchange of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of

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failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — A fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

A fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (“TBA”) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

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Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Loan assignments and participations — A fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However,

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because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Unfunded commitment agreements — A fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which a fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

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Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed income securities. Accordingly, the ability of a fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Inverse floating rate notes — A fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by a fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Warrants and rights — Warrants and rights may be acquired by a fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

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Reinsurance related notes and bonds — A fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — A fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — A fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — A fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer

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maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the trust’s board of trustees.

Temporary investments — A fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Restricted or illiquid securities — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Restricted securities, for example, may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Tax-exempt securities — While Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF seek to purchase securities which bear interest that is exempt from federal income taxes there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting

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fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Maturity / Duration — For most funds covered by this SAI, there are no restrictions on the maturity or duration composition of the portfolio. A fund invests in debt securities with a wide range of maturities or duration. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations. Notwithstanding the foregoing, Capital Group Short Duration Municipal Income ETF and Capital Group Ultra Short Income ETF seek to maintain a lower average portfolio duration as indicated in the “Certain investment limitations and guidelines” section of this SAI. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of one year would be expected to fall approximately 1% if interest rates rose by one percentage point. Maturity and duration both measure a bond’s price sensitivity to a change in interest rates. That said, the maturity of a security measures only the time until a final bond payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities).

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the fund’s portfolio accordingly, keeping in mind the fund’s objective(s).

Risk of non-compliance with certain federal requirements — The Internal Revenue Code of 1986 (the “Code”) imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The investment adviser relies on the opinion of bond counsel. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, a fund and its Authorized Participants and service providers and relevant listing exchange(s) have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of

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cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s Authorized Participants and third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the Authorized Participants, service providers and of the fund, potentially resulting in financial losses, the inability of Authorized Participants to transact business with the fund and of the fund and/or Authorized Participants to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s Authorized Participants and third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such Authorized Participants and/or service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — A fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — A fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

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Temporary Defensive Strategies — For temporary defensive purposes, a fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held, and a fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The higher the rate of portfolio turnover, the higher these transaction costs will generally be. In addition, the sale of portfolio securities may result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. The following table sets forth the portfolio turnover rate for each fund and portfolio turnover rate excluding mortgage dollar roll transactions for certain funds for the fiscal years ended December 31, 2025 and 2024. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. Variations in turnover rates are due to changes in trading activity during the period.

	Fiscal year	Portfolio turnover rate	Portfolio turnover rate (excluding mortgage dollar roll transactions)
Capital Group Core Bond ETF	2025	87%	57%
	2024	354	125
Capital Group Core Plus Income ETF	2025	299	104
	2024	420	83
Capital Group High Yield Bond ETF	2025[1]	36	N/A
	2024	N/A	N/A
Capital Group International Bond ETF (USD-Hedged)	2025	188	154
	2024[2]	185	118
Capital Group Municipal High-Income ETF	2025	15	N/A
	2024[2]	25	N/A
Capital Group Municipal Income ETF	2025	26	N/A
	2024	29	N/A
Capital Group Short Duration Income ETF	2025	128	32
	2024	192	42

Capital Group Fixed Income ETF Trust — Page 45

	Fiscal year	Portfolio turnover rate	Portfolio turnover rate (excluding mortgage dollar roll transactions)
Capital Group Short Duration Municipal Income ETF	2025	55	N/A
	2024	54	N/A
Capital Group Ultra Short Income ETF	2025	90	N/A
	2024[2]	26	N/A
Capital Group U.S. Multi-Sector Income ETF	2025	52	40
	2024	41	39

1 The portfolio turnover rate provided is for the fiscal period from June 24, 2025, when the fund commenced investment operations, to December 31, 2025.

2 The portfolio turnover rate provided is for the fiscal period from June 25, 2024, when the fund commenced investment operations, to December 31, 2024.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The trust has adopted the following policies with respect to each fund, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Except where otherwise indicated, the following policies apply to each fund (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry; provided, however, that under normal market conditions, Capital Group Ultra Short Income ETF will concentrate in the financials group of industries.

2. The fund may not invest in companies for the purpose of exercising control or management.

3. Solely with respect to Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF, the fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

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Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act, except to the extent permitted by the 1940 Act or the rules under the 1940 Act. As a matter of policy, however, the fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, at any time the fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of Section 12(d)(1)(G).

Additional information about fundamental policies — The information below is not part of a fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund (other than Capital Group Ultra Short Income ETF) may not invest more than 25% of its total assets in the securities of issuers in a particular industry. Capital Group Ultra Short Income ETF may not invest more than 25% of its total assets in the securities of issuers in a particular industry, other than the financials group of industries; provided, however, that Capital Group Ultra Short Income ETF reserves flexibility not to concentrate in the financials group of industries for temporary defensive purposes. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto. For purposes of this policy, with respect to a private activity municipal bond the principal and interest payments of which are derived principally from the assets and revenues of a non-governmental entity, the fund will look to such non-governmental entity to determine the industry to which the investment should be allocated.

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For purposes of fundamental policy 3, Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF will, under normal circumstances, invest at least 80% of their assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF's investments in securities that are or may be subject to the federal alternative minimum tax shall be counted towards this 80% policy.

Capital Group Fixed Income ETF Trust — Page 49

Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by a fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent fund shares and sells such fund shares directly to customers or if it chooses to couple the creation of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act but are effecting transactions in fund shares, whether or not participating in the distribution of fund shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to fund shares are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the listing exchange is satisfied by the fact that the prospectus is available at the listing exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The fund’s investment adviser or its affiliates (the “Selling Shareholder”) may purchase fund shares through a broker-dealer to seed, in whole or in part, the fund as it is launched or thereafter. The Selling Shareholder may also purchase fund shares from broker-dealers or other investors that have previously provided seed capital for the fund when it is launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of the fund, the fund’s shares are being registered to permit the resale by the Selling Shareholder of these fund shares from time to time after purchase. The fund will not receive any proceeds from the resale by the Selling Shareholder of these fund shares.

The Selling Shareholder intends to sell all or a portion of fund shares owned by it and offered hereby from time to time directly to certain brokers, dealers and investment firms at prevailing market prices at the time of the sale. In doing so, the Selling Shareholder may use ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or sell directly to one or more purchasers, in privately negotiated transactions or through any other method permitted by applicable law.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of fund shares may be deemed to be “underwriters” in connection with such distribution. In such event, any commissions paid to any such broker-dealer or agent and any profit from the resale of fund shares purchased by them may be deemed to be underwriting commissions or discounts under the 1933 Act. The Selling Shareholder who may be deemed an “underwriter” will be subject to the applicable prospectus delivery requirements of the 1933 Act.

Capital Group Fixed Income ETF Trust — Page 50

The Selling Shareholder has informed the fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute fund shares. Upon the fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of fund shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this statement of additional information will be filed, if required, pursuant to Rule 497 under the 1933 Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of fund shares involved, (iii) the price at which such fund shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the fund’s prospectus and statement of additional information, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the 1934 Act, which may limit the timing of purchases and sales of any of fund shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of fund shares to engage in market-making activities with respect to fund shares. All of the foregoing may affect the marketability of the fund shares and the ability of any person or entity to engage in market-making activities with respect to the fund shares. There is a risk that the Selling Shareholder may redeem its investments in the fund or otherwise sell its fund shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the fund and its shares.

Capital Group Fixed Income ETF Trust — Page 51

Management of the trust

Board of trustees and officers

Independent trustees1

The trust’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the trust’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The trust seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the trust’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the trust’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the trust’s registration statement.

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Name, year of birth and position with the funds (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Gina F. Adams, 1958 Trustee (2026)	Executive Vice President, General Counsel and Secretary, FedEx Corporation (transportation/logistics company)	53	Entergy Corporation	· Board service for educational, arts and other nonprofit organizations · LLM, JD
Francisco G. Cigarroa, MD, 1957 Trustee (2026)	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	114	None	· Corporate board experience · Service on boards of community and nonprofit organizations · MD
Nariman Farvardin, 1956 Trustee (2026)	President, Stevens Institute of Technology	114	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

Jennifer C. Feikin, 1968 Trustee (2021)	Independent corporate board member; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company	114	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

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Name, year of birth and position with the funds (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Leslie Stone Heisz, 1961 Trustee (2021)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	114	Edwards Lifesciences; Ingram Micro Holding Corporation (information technology products and services) Former director of Public Storage, Inc. (until 2024)

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

Merit E. Janow, 1958 Trustee (2026)	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	56	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated Former director of Trimble Inc. (software, hardware, and services technology) (until 2021)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Martin E. Koehler, 1957 Trustee (2026)	Independent management consultant	53	None	· Senior management experience · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · MBA · MS, industrial engineering

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Name, year of birth and position with the funds (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Benjamin R. Miller, 1967 Trustee (2026)	Co-Founder, Agio Ratings Ltd. (fintech advisory); former Director and adviser, Dalpha Capital and Dalpha Capital (UK) Ltd. (digital assets manager) (2020-2022)	37	None	· Senior corporate management experience, investment management · Investment management experience · Experience as corporate lawyer · JD
Josette Sheeran, 1954 Trustee (2026)	Founder and CEO, Firefly Global Group (geopolitical and business consulting); former President, Canoo, Inc.; former President and CEO, Asia Society	53	None

· Service as chief executive officer

· Senior management experience

· Government service

· Service on advisory councils and commissions for international and governmental organizations

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Service as trustee for public and private entities

Margaret Spellings, 1957 Trustee (2026)	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036	114	None

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

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Name, year of birth and position with the funds (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Alexandra Trower, 1964 Trustee (2026)	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	114	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Chair of the Board (Independent and Non-Executive) (2026)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm) (2005-2018)	114

Public Storage, Inc.

Former director of Romeo Power, Inc. (manufacturer of batteries for electric vehicles) (until 2022); Compass Minerals, Inc. (producer of salt and specialty fertilizers) (until 2023); Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation) (until 2025)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the funds’ service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with the funds (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Courtney K. Wolf, 1982 President (CGMU 2022) and Trustee (2022)	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	37	None
Pramod Atluri, 1976 Trustee (2023)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company	37	None

Other officers5

Name, year of birth and position with the funds (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds
Tom Chow, 1966 President (CGHY 2025)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Vincent J. Gonzales, 1984 President (CGSD 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
David A. Hoag, 1965 President (CGCP 2021)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Steven D. Lotwin, 1969 President (CGUI 2024)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Vikas Malhotra, 1983 President (CGSM 2023)	Vice President - Capital Fixed Income Investors, Capital Research and Management Company
Damien J. McCann, 1977 President (CGMS 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors; Capital Bank and Trust Company*
Chitrang Purani, 1977 President (CGCB 2023)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Chad M. Rach, 1972 President (CGHM 2024)	Partner – Capital Fixed Income Investors, Capital Research and Management Company

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Name, year of birth and position with the funds (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds
Thomas Reithinger, 1987 President (CGIB 2024)	Partner – Capital Fixed Income Investors, Capital Research Company*
Michael W. Stockton, 1967 Principal Executive Officer and Executive Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Erik A. Vayntrub, 1984 Senior Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company; Secretary, Capital Management Services, Inc.*
Courtney R. Taylor, 1975 Secretary (2026)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company
Sandra Chuon, 1972 Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2026)	Associate – Legal and Compliance Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2025)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the funds serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships that are held by each trustee as a director/trustee of a public company or a registered investment company (other than those in other Capital Group ETFs or other funds managed by Capital Research and Management Company or its affiliates). Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s distributor).

5 All of the trustees and/or officers listed, with the exception of Tom Chow and Thomas Reithinger, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2025:

Name	Dollar range* of fund shares owned	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the funds
Independent trustees
Gina F. Adams	None	Over $100,000
Francisco G. Cigarroa	None	None
Nariman Farvardin	None	Over $100,000
Jennifer C. Feikin	None	Over $100,000
Leslie Stone Heisz	$50,001 - $100,000	Over $100,000
Merit E. Janow	Over $100,000	Over $100,000
Martin E. Koehler	None	Over $100,000
Benjamin R. Miller	None	None
Josette Sheeran	None	Over $100,000
Margaret Spellings	None	Over $100,000
Alexandra Trower	None	Over $100,000
Paul S. Williams	None	Over $100,000

Name	Dollar range* of fund shares owned	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the funds
Interested trustees
Pramod Atluri	Over $100,000	Over $100,000
Courtney K. Wolf	Over $100,000	Over $100,000

* Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

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Trustee compensation — No compensation is paid by the trust to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the trust” section in this statement of additional information, all other officers and trustees of the trust are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). On behalf of the trust, the investment adviser typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The trust and the other funds served by each independent trustee, or the investment adviser of such funds, as applicable, each pay a portion of these fees.

No pension or retirement benefits are accrued as part of trust expenses. The trust also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2025:

Name	Aggregate compensation from the funds offered by the trust	Total compensation from all funds managed by Capital Research and Management Company or its affiliates
Gina F. Adams (elected January 1, 2026)	None	$346,000
Vanessa C. L. Chang (service ended December 31, 2025)	$35,455	472,000
Francisco G. Cigarroa (elected January 1, 2026)	None	362,000
Nariman Farvardin (elected January 1, 2026)	None	552,000
Jennifer C. Feikin	34,684	474,500
Pablo R. González Guajardo (service ended December 31, 2025)	34,684	622,000
Leslie Stone Heisz	34,684	474,500
Merit Janow (elected January 1, 2026)	None	580,000
William D. Jones (service ended December 31, 2025)	33,913	641,500
Martin E. Koehler (elected January 1, 2026)	None	340,000
Benjamin R. Miller (elected January 1, 2026)	None	None
Josette Sheeran (elected January 1, 2026)	None	406,000
Margaret Spellings (elected January 1, 2026)	None	542,000
Alexandra Trower (elected January 1, 2026)	None	372,000
Paul S. Williams (elected January 1, 2026)	None	372,000

Trust organization and the board of trustees — The trust, an open-end management investment company, was organized as a Delaware statutory trust on January 12, 2021. All trust operations are supervised by its board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. The trust's trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The trust consists of a number of funds, each of which is a management investment company and operates as an exchange-traded fund registered with the SEC under the 1940 Act. The offering of the fund shares is registered under the 1933 Act. A fund has separate assets and liabilities, and invests in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund

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and general liabilities and expenses of the trust will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has one class of shares. Each share represents an interest in the same investment portfolio and has pro rata rights as to voting, redemption, dividends and liquidation. The trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

In accordance with the trust’s declaration of trust, the board may, without shareholder approval (unless such shareholder approval is required by the declaration of trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund. The fund may be terminated by a majority vote of the board with written notice to the shareholders of the fund. Although the shares are not automatically redeemable upon the occurrence of any specific event, the trust’s declaration of trust provides that the board will have the unrestricted power to alter the number of shares in a creation unit. Therefore, in the event of a termination of the trust or a fund, the board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than creation units or to be individually redeemable. In such circumstance, the trust or the fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the fund, the fund might elect to pay cash redemptions.

The trust’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the trust will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the trust within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for trust management and counsel to the independent trustees and the trust.

Risk oversight — Day-to-day management of the trust, including risk management, is the responsibility of the trust’s contractual service providers, including the trust’s investment adviser, distributor and transfer agent. Each of these entities is responsible for specific portions of the trust’s operations, including the processes and associated risks relating to the funds’ investments, integrity of cash and security movements, financial reporting, operations and compliance. The board of trustees oversees

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the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the trust’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the trust’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the trust’s board, which are comprised of independent board members, none of whom is an “interested person” of the trust within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the trust’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of trust assets, and related controls.

Not all risks that may affect the trust can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the trust‘s objectives. As a result of the foregoing and other factors, the ability of the trust’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The trust has an audit committee comprised of Gina F. Adams, Francisco G. Cigarroa, Leslie Stone Heisz, Martin E. Koehler, Benjamin R. Miller, Josette Sheeran and Paul S. Williams. The committee provides oversight regarding the trust’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the trust’s principal service providers. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2025 fiscal year.

The trust has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of the form of Authorized Participant Agreement and certain agreements between the trust and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement and Plan of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the trust may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2025 fiscal year.

The trust has a nominating and governance committee comprised of Nariman Farvardin, Jennifer C. Feikin, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the trust, addressed to the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2025 fiscal year.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other funds advised by the investment adviser or its

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affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com/etf. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the fund’s board. The boards of funds advised by Capital Research and Management Company and its affiliates have established a Joint Proxy Committee (“JPC”) composed of independent board members who serve as representatives from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions.

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Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates (as defined herein), or (c) a company with a director of a Capital Group ETF or an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

If the fund has a shareholder meeting, the distributor will vote the fund shares for which an Authorized Participant (as defined below) or other entity providing market making services (each, a “proxy grantor”) is deemed a beneficial owner under Rule 16a-1(a)(2) of the 1934 Act pursuant to the terms of an irrevocable proxy granted by the proxy grantor to the distributor. In such case, the distributor will vote the fund shares for which a proxy grantor is deemed a beneficial owner in the same proportion as the votes of the other shareholders of the fund.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling (800) 421-4225, (b) on the capitalgroup.com/etf website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling the fund or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser

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considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

Additional information about the trust

Book-Entry only system — Shares of a fund are represented by securities registered in the name of the Depository Trust Company (“DTC”) or its nominee and deposited with, or on behalf of, DTC. DTC acts as securities depositary for the fund shares.

Capital Group Fixed Income ETF Trust — Page 66

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “indirect participants”). Beneficial ownership of shares is limited to DTC Participants, the indirect participants and persons holding interests through DTC Participants and indirect participants.

Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “the beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to the indirect participants and beneficial owners that are not DTC Participants). The beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the fund.

Conveyance of all notices, statements and other communications to the beneficial owners is effected as follows. DTC will make available to the fund upon request and for a fee to be charged to the fund a listing of the shares of the fund held by each DTC Participant. The fund shall inquire of each such DTC Participant as to the number of the beneficial owners holding shares, directly or indirectly, through such DTC Participant. The fund shall provide each such DTC Participant with copies of such notice, statement or other communication in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the fund as shown on the records of DTC or its nominee. Payments by DTC Participants to the indirect participants and the beneficial owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The funds have no responsibility or liability for any aspect of the records relating to or notices to the beneficial owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the indirect participants and the beneficial owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the fund at any time by giving reasonable notice to the fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the fund shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Capital Group Fixed Income ETF Trust — Page 67

Principal fund shareholders — Although the fund does not have information concerning the beneficial ownership of shares held in the names of DTC participants (as defined above), as of February 1, 2026, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the fund were as follows:

Capital Group Core Bond ETF

Name and address	Ownership	Ownership percentage
LPL Financial	Record	18.83%
San Diego, CA

State Street Bank	Record	17.24%
Boston, MA

Charles Schwab & Co., Inc.	Record	16.23%
San Francisco, CA

National Financial Services, LLC	Record	12.42%
Jersey City, NJ

Pershing, LLC	Record	9.36%
Jersey City, NJ

Morgan Stanley Smith Barney, LLC	Record	6.06%
New York, N.Y.

Capital Group Core Plus Income ETF

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	17.82%
San Francisco, CA

State Street Bank	Record	15.16%
Boston, MA

National Financial Services, LLC	Record	11.24%
Jersey City, NJ

LPL Financial	Record	10.58%
San Diego, CA

Morgan Stanley Smith Barney, LLC	Record	7.85%
New York, N.Y.

Wells Fargo Clearing Services, LLC	Record	7.49%
St. Louis, MO

Pershing, LLC	Record	7.15%
Jersey City, NJ

Edward D Jones & Co	Record	6.69%
St Louis, MO

Capital Group Fixed Income ETF Trust — Page 68

Capital Group High Yield Bond ETF

Name and address	Ownership	Ownership percentage
JP Morgan Chase Bank NA	Record	76.16%
Brooklyn, NY

Charles Schwab & Co., Inc.	Record	11.42%
San Francisco, CA

National Financial Services, LLC	Record	5.41%
Jersey City, NJ

Capital Group International Bond ETF (USD-Hedged)

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	32.49%
San Francisco, CA

National Financial Services, LLC	Record	30.08%
Jersey City, NJ

Wells Fargo Clearing Services, LLC	Record	19.24%
St. Louis, MO

Pershing, LLC	Record	5.02%
Jersey City, NJ

Capital Group Fixed Income ETF Trust — Page 69

Capital Group Municipal High-Income ETF

Name and address	Ownership	Ownership percentage
JP Morgan Chase Bank NA	Record	57.70%
Brooklyn, NY

National Financial Services, LLC	Record	13.77%
Jersey City, NJ

Pershing, LLC	Record	6.32%
Jersey City, NJ

Charles Schwab & Co., Inc.	Record	5.71%
San Francisco, CA

LPL Financial	Record	5.11%
San Diego, CA
Capital Group Municipal Income ETF

Name and address	Ownership	Ownership percentage
JP Morgan Chase Bank NA	Record	25.27%
Brooklyn, NY

National Financial Services, LLC	Record	13.64%
Jersey City, NJ

Pershing, LLC	Record	11.35%
Jersey City, NJ

Charles Schwab & Co., Inc.	Record	9.94%
San Francisco, CA

Edward D Jones & Co	Record	6.63%
St Louis, MO

LPL Financial	Record	6.52%
San Diego, CA

Morgan Stanley Smith Barney, LLC	Record	6.19%
New York, N.Y.

Capital Group Fixed Income ETF Trust — Page 70

Capital Group Short Duration Income ETF

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	15.99%
San Francisco, CA

Pershing, LLC	Record	14.06%
Jersey City, NJ

National Financial Services, LLC	Record	14.06%
Jersey City, NJ

LPL Financial	Record	11.17%
San Diego, CA

Edward D Jones & Co	Record	10.28%
St Louis, MO

Morgan Stanley Smith Barney, LLC	Record	10.08%
New York, N.Y.

Raymond James	Record	6.00%
St. Petersburg, FL

Capital Group Short Duration Municipal Income ETF

Name and address	Ownership	Ownership percentage
JP Morgan Chase Bank NA	Record	33.70%
Brooklyn, NY

National Financial Services, LLC	Record	13.10%
Jersey City, NJ

Charles Schwab & Co., Inc.	Record	10.94%
San Francisco, CA

Morgan Stanley Smith Barney, LLC	Record	9.40%
New York, N.Y.

Pershing, LLC	Record	6.97%
Jersey City, NJ

LPL Financial	Record	6.01%
San Diego, CA

Capital Group Fixed Income ETF Trust — Page 71

Capital Group Ultra Short Income ETF

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	29.71%
San Francisco, CA

National Financial Services, LLC	Record	26.65%
Jersey City, NJ

LPL Financial	Record	19.52%
San Diego, CA

Pershing, LLC	Record	8.28%
Jersey City, NJ

Raymond James	Record	5.22%
St. Petersburg, FL

Capital Group U.S. Multi-Sector Income ETF

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	20.39%
San Francisco, CA

LPL Financial	Record	15.72%
San Diego, CA

National Financial Services, LLC	Record	15.06%
Jersey City, NJ

Pershing, LLC	Record	8.16%
Jersey City, NJ

Wells Fargo Clearing Services, LLC	Record	6.80%
St. Louis, MO

Edward D Jones & Co	Record	6.72%
St Louis, MO

Raymond James	Record	6.53%
St. Petersburg, FL

Morgan Stanley Smith Barney, LLC	Record	5.85%
New York, N.Y.

UBS Financial Services Inc	Record	5.01%
Weehawken, NJ

Capital Group Fixed Income ETF Trust — Page 72

From time to time, Capital Group (as defined in this section, Management of the fund, below) may sponsor and/or manage a fund in which an affiliate invests seed capital or otherwise purchases fund shares. Such investments may raise potential conflicts of interest because Capital Group, as an investor in the fund, may possess material information about the fund that may not be available to other fund investors. This informational advantage could be perceived as enabling Capital Group to invest or redeem capital in a manner that conflicts with the interests of other fund investors and/or benefits Capital Group. In order to mitigate such conflicts, the investment adviser employs processes that govern the investment and redemption by Capital Group of investments in the fund. These processes include specific parameters that govern the timing and extent of the investment and redemption of seed capital, which may be set according to one or more objective factors expressed in terms of timing, asset levels, primary or secondary market liquidity or other criteria approved by the investment adviser. In extraordinary circumstances and subject to certain conditions, the investment adviser will have the authority to modify the application of these processes to a particular seed investment after the investment has been made.

Investment adviser — Capital Research and Management Company, the trust’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of certain funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to each fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, each fund’s assets are managed by a team of portfolio managers. A fund’s portfolio managers will work together to oversee the fund’s entire portfolio.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include

Capital Group Fixed Income ETF Trust — Page 73

relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

Capital Group Core Bond ETF — Bloomberg U.S. Aggregate Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Core Plus Income ETF — Bloomberg U.S. Aggregate Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group High Yield Bond ETF - Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group International Bond ETF (USD-Hedged) — Bloomberg Global Aggregate ex-USD (Hedged to USD) Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Municipal High-Income ETF — 70% Bloomberg Muni HY / 20% Bloomberg Muni BBB / 10% Bloomberg Muni Bond Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Municipal Income ETF — Bloomberg 85% Muni High Grade (1-17 year) / 15% Muni High Yield (1-17 year) Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Short Duration Income ETF — Bloomberg U.S. Government/Credit 1-3 years Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Short Duration Municipal Income ETF — Bloomberg Municipal Short 1-5 Yr Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Ultra Short Income ETF — ICE BofA 3-Month U.S. Treasury Bill Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund; and

Capital Group U.S. Multi-Sector Income ETF — 50% Bloomberg High Yield Index 2% Issuer Cap / 30% US Corp / 16% CMBS Non-Agency / 4% US ABS ex AAA Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

Capital Group Fixed Income ETF Trust — Page 74

Portfolio manager fund holdings and management of other accounts — As described below, portfolio managers may personally own shares of the funds. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of December 31, 2025:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Capital Group Core Bond ETF
Pramod Atluri	$100,001 – $500,000	5	$519.4	3	$11.74	None
Oliver V. Edmonds	$100,001 – $500,000	5	$52.9	2	$3.33	None
Chitrang Purani	$100,001 – $500,000	7	$386.6	3	$11.74	None
Capital Group Core Plus Income ETF
Xavier Goss	$100,001 – $500,000	7	$46.2	5	$6.11	None
David A. Hoag	Over $1,000,000	10	$608.0	4	$79.33	None
Damien J. McCann	$100,001 – $500,000	21	$142.8	5	$6.11	None
Chitrang Purani	$100,001 – $500,000	7	$383.7	3	$11.74	None
Capital Group High Yield Bond ETF
Tom Chow	$100,001 – $500,000	3	$55.4	2	$0.50	None
Andy Moth	$100,001 – $500,000	3	$167.1	2	$0.50	None
Shannon Ward	$100,001 – $500,000	8	$567.0	9	$83.68	1	$0.33
Capital Group International Bond ETF (USD-Hedged)
Philip Chitty	$100,001 – $500,000	4	$42.3	8	$3.31	1	$1.06
Andrew A. Cormack	$100,001 – $500,000	4	$42.3	6	$3.09	1	$1.06
Thomas Reithinger	Over $1,000,000	2	$11.3	5	$2.27	None
Capital Group Municipal High-Income ETF
Lee Chu	$100,001 – $500,000	4	$41.6	None		None
Chad M. Rach	$100,001 – $500,000	1	$13.6	None		None
Jerome Solomon	$100,001 – $500,000	3	$18.7	None		None

Capital Group Fixed Income ETF Trust — Page 75

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Capital Group Municipal Income ETF
Mark Marinella	$100,001 – $500,000	8	$17.1	None		2,799	$5.43
Jerome Solomon	$100,001 – $500,000	3	$16.4	None		None
Courtney K. Wolf	Over $1,000,000	3	$27.7	None		None
Capital Group Short Duration Income ETF
Vincent J. Gonzales	Over $1,000,000	2	$40.2	1	$1.58	None
Steven D. Lotwin	$500,001 – $1,000,000	3	$28.2	1	$1.58	None
Capital Group Short Duration Municipal Income ETF
Vikas Malhotra	$100,001 – $500,000	3	$8.3	None		None
Mark Marinella	$100,001 – $500,000	8	$20.9	None		2,799	$5.43
Capital Group Ultra Short Income ETF
Oliver V. Edmonds	$100,001 – $500,000	5	$56.4	2	$3.33	None
Steven D. Lotwin	Over $1,000,000	3	$29.9	1	$1.58	None
Capital Group U.S. Multi-Sector Income ETF
Xavier Goss	$100,001 – $500,000	7	$48.7	5	$6.11	None
Sandro Lazzarini	$100,001 – $500,000	3	$21.3	4	$4.76	None
Damien J. McCann	Over $1,000,000	21	$145.4	5	$6.11	None
Scott Sykes	$100,001 – $500,000	4	$33.8	6	$6.93	8	$7.04
Shannon Ward	$100,001 – $500,000	8	$563.1	9	$83.68	1	$0.33

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

Capital Group Fixed Income ETF Trust — Page 76

A fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other registered investment companies, pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the trust and the investment adviser will continue in effect until July 31, 2026, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the trust for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the trust’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services for fund shareholders. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Additionally, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds’ executive, administrative, clerical and bookkeeping functions, and provides necessary office space, necessary small office equipment and utilities, general purpose forms, supplies and postage used at the funds’ offices.

Under the Agreement, the investment adviser receives a management fee at the annual rate as shown below:

Fund	Rate
Capital Group Core Bond ETF	0.27%
Capital Group Core Plus Income ETF	0.34%
Capital Group High Yield Bond ETF	0.39%
Capital Group International Bond ETF (USD-Hedged)	0.45%
Capital Group Municipal High-Income ETF	0.34%
Capital Group Municipal Income ETF	0.27%
Capital Group Short Duration Income ETF	0.25%
Capital Group Short Duration Municipal Income ETF	0.25%
Capital Group Ultra Short Income ETF	0.18%
Capital Group U.S. Multi-Sector Income ETF	0.39%

Management fees are paid monthly and accrued daily based on the average net assets of the fund. Under the Agreement, the investment adviser pays all ordinary operating expenses of the fund other than (i) interest expenses and other charges in connection with borrowing money, including line of credit and other loan commitment fees; (ii) taxes; (iii) brokerage expenses and commissions and other fees, charges or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (iv) acquired fund fees and expenses; (v)

Capital Group Fixed Income ETF Trust — Page 77

expenses incident to meetings of fund shareholders and the associated preparation, filing and mailing of associated notices and proxy statements; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (vii) any service and distribution expenses pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; (viii) any fees and expenses related to the provision of securities lending services, including lending agent fees, (ix) other non-routine or extraordinary expenses; and (x) compensation for management services payable to the investment adviser.

For the fiscal years ended December 31, 2025, 2024 and 2023, the investment adviser earned from the funds management fees, as follows:

	Fiscal year ended
	2025	2024	2023
Capital Group Core Bond ETF	$6,888,000	$1,959,000	$ 34,000[3]
Capital Group Core Plus Income ETF	17,671,000	9,111,000	2,988,000
Capital Group High Yield Bond ETF	105,000[1]	N/A	N/A
Capital Group International Bond ETF (USD-Hedged)	297,000	117,000[2]	N/A
Capital Group Municipal High-Income ETF	3,223,000	99,000[2]	N/A
Capital Group Municipal Income ETF	9,540,000	3,907,000	552,000
Capital Group Short Duration Income ETF	3,387,000	1,426,000	597,000
Capital Group Short Duration Municipal Income ETF	1,838,000	615,000	25,000[3]
Capital Group Ultra Short Income ETF	141,000	30,000[2]	N/A
Capital Group U.S. Multi-Sector Income ETF	11,340,000	3,939,000	638,000

1 For the fiscal period from June 24, 2025, when the fund commenced investment operations, to December 31, 2025.

2 For the fiscal period from June 25, 2024, when the fund commenced investment operations, to December 31, 2024.

3 For the fiscal period from September 26, 2023, when the fund commenced investment operations, to December 31, 2023.

Other service agreements with third-party service providers — The trust has entered into the Transfer Agency and Service Agreement (the “transfer agency agreement”) and the Administration Agreement (the “administration agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of the trust. The investment adviser bears the costs of services under these agreements under the terms of both the transfer agency and the administration agreement.

Distributor and plan of distribution — Capital Client Group, Inc. is the principal underwriter of the funds’ shares. The distributor is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12811 North Meridian Street, Carmel, IN 46032; 399 Park Avenue, 34th Floor, New York, NY 10022; and 444 W. Lake Street, Suite 4600, Chicago, IL 60606.

A fund shares are continuously offered for sale through the distributor or its agent only in creation units, as described in the Creation and redemption of creation units section of this statement of additional information. The fund shares in amounts less than creation units are generally not distributed by the distributor or its agent. The distributor or its agent will arrange for the delivery of the prospectus and, upon request, this statement of additional information to persons purchasing creation units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. Although the distributor does not receive any fees under the

Capital Group Fixed Income ETF Trust — Page 78

Principal Underwriting Agreement with the fund, Capital Research and Management Company or its affiliates may pay the distributor from time to time for certain distribution-related services.

The Principal Underwriting Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) with respect to the fund by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, on at least 60 days written notice to the distributor. The Principal Underwriting Agreement is also terminable upon 60 days’ notice by the distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The distributor may enter into agreements with securities dealers (“soliciting dealers”) who will solicit purchases of creation units of the fund shares. Such soliciting dealers may also be Authorized Participants, DTC participants and/or investor services organizations.

Plan of distribution —The trust has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows a fund to pay distribution fees of up to .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of a fund's assets on an ongoing basis, to the extent that a fee is authorized, these fees will increase the cost of your investment in a fund. If implemented, potential benefits of the Rule 12b-1 plan to a fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Rule 12b-1 plan will stimulate sales of the funds benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service.

Capital Group Fixed Income ETF Trust — Page 79

Other compensation to dealers — As of March 1, 2026, the firms (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) include:

Cetera Financial Group
Fidelity

LPL Group
Morgan Stanley Wealth Management
Northwestern Mutual (NM)
Osaic (Advisor Group)
Raymond James Group

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for a fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for a fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. A fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing a fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for Capital Group U.S. Multi-Sector Income ETF for the fiscal year ended December 31, 2025 amounted to $2,000. No brokerage commissions were paid by the funds on portfolio transactions for the fiscal years ended December 31, 2024 and 2023.

A fund is required to disclose information regarding investments in the securities of their “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a)

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one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the funds’ most recently completed fiscal year, the funds’ regular broker-dealers included Bank of America, N.A., Charles Schwab Corporation, Citigroup Inc., Deutsche Bank A.G., Goldman Sachs Group, Inc., J.P. Morgan Securities LLC, LPL Holdings, Inc., Morgan Stanley & Co. LLC, RBC Capital Markets LLC, UBS Group AG and Wells Fargo Securities, LLC. At the end of the funds’ most recently completed fiscal year, the following funds held debt and/or equity securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Group Core Bond ETF	Bank of America, N.A.	debt	$43,396,000
	Citigroup Inc.	debt	22,605,000
	Deutsche Bank A.G.	debt	42,892,000
	Goldman Sachs Group, Inc.	debt	47,133,000
	J.P. Morgan Securities LLC	debt	58,708,000
	Morgan Stanley & Co. LLC	debt	69,478,000
	Wells Fargo Securities, LLC	debt	19,481,000
Capital Group Core Plus Income ETF	Bank of America, N.A.	debt	7,911,000
	Charles Schwab Corporation	debt	723,000
	Citigroup Inc.	debt	20,607,000
	Deutsche Bank A.G.	debt	4,336,000
	Goldman Sachs Group, Inc.	debt	34,062,000
	J.P. Morgan Securities LLC	debt	28,195,000
	Morgan Stanley & Co. LLC	debt	32,919,000
	UBS Group AG	debt	2,341,000
	Wells Fargo Securities, LLC	debt	11,383,000

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	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Group International Bond ETF (USD-Hedged)	Deutsche Bank A.G.	debt	712,000
	Morgan Stanley & Co. LLC	debt	432,000
Capital Group Short Duration Income ETF	Bank of America, N.A.	debt	20,549,000
	Citigroup Inc.	debt	26,156,000
	Goldman Sachs Group, Inc.	debt	13,375,000
	J.P. Morgan Securities LLC	debt	29,384,000
	Morgan Stanley & Co. LLC	debt	27,681,000
	RBC Capital Markets LLC	debt	6,241,000
	UBS Group AG	debt	5,822,000
	Wells Fargo Securities, LLC	debt	25,814,000
Capital Group Ultra Short Income ETF	Bank of America, N.A.	debt	3,496,000
	Charles Schwab Corporation	debt	865,000
	Citigroup Inc.	debt	4,855,000
	Goldman Sachs Group, Inc.	debt	2,430,000
	J.P. Morgan Securities LLC	debt	3,093,000
	Morgan Stanley & Co. LLC	debt	2,891,000
	RBC Capital Markets LLC	debt	925,000
Capital Group U.S. Multi-Sector Income ETF	Bank of America, N.A.	debt	7,123,000
	Charles Schwab Corporation	debt	1,385,000
	Citigroup Inc.	debt	10,171,000
	Deutsche Bank A.G.	debt	4,941,000
	Goldman Sachs Group, Inc.	debt	30,007,000
	J.P. Morgan Securities LLC	debt	20,323,000
	LPL Holdings, Inc.	debt	379,000
	Morgan Stanley & Co. LLC	debt	19,104,000
	UBS Group AG	debt	4,280,000
	Wells Fargo Securities, LLC	debt	5,304,000

At the end of the fund’s most recently completed fiscal year, Capital Group High Yield Bond ETF, Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF did not hold securities of any of its regular broker-dealers.

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Portfolio trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require a fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer. Any such transaction will be conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind.

Specifically, following a fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the fund will achieve execution of its order at a price at least as favorable to the fund as the fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to the fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount with a fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than a fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund retains the portion of the deposit equal to a full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions. If, however, the broker dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

Where an Authorized Participant executes a custom creation or redemption transaction with the fund, the Authorized Participant or its affiliated broker-dealer may also transact with the fund in securities that are the subject of such custom transaction. Any such orders for execution will be subject to, and consistent with, the fund’s best execution obligations.

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Disclosure of portfolio holdings

The board has approved policies and procedures regarding the disclosure of information about the fund’s portfolio securities. Compliance with these policies and procedures will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, a fund’s portfolio holdings are publicly disseminated prior to the opening of business on the listing exchange each day the fund is open for business through financial reporting and news services, including publicly accessible Internet web sites, including the fund’s website, capitalgroup.com/etf.

Additionally, a basket composition file, which includes the security names and share quantities to deliver in exchange for a creation unit, together with the amount of the cash component (if any), is publicly disseminated daily prior to the opening of business on the listing exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one creation unit of the fund.

The investment adviser, distributor, custodian, State Street, as the transfer agent and fund administrator of the fund, and other service providers to the fund or the investment adviser may receive nonpublic portfolio holdings information while performing services to the fund or the investment adviser but are subject to legal obligations to not disseminate or trade on non-public information concerning the fund. The fund’s investment adviser may also provide certain portfolio holdings information to Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information), other institutional market participants and listing exchanges, in each case for a legitimate business purpose related to the day-to-day operations of the fund and/or for a regulatory purpose.

Quarterly portfolio schedule — The fund is required to disclose, after the first and third fiscal quarter, the complete monthly schedule of its portfolio holdings with the SEC on Form N-PORT. The fund’s Form N-PORT will be available on the SEC’s website at http://www.sec.gov. The fund’s Form N-PORT will also be available through the fund’s website, at capitalgroup.com/etf. Information on the fund’s Form N-PORT will be available on or about the sixtieth day after the close of each quarter of the fund’s fiscal year.

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Creation and redemption of creation units

General — A fund issues and sells shares only in creation units on a continuous basis through the distributor or its agent. The fund shares are sold without a sales load at a price based on the fund’s NAV next determined after an order is received by the distributor in proper form on any Business Day (as defined below). On days when the listing exchange closes earlier than normal, the funds may require orders to be placed earlier in the day. The following table sets forth the number of shares of a fund that constitute a creation unit:

Fund	Shares per creation unit
Capital Group Core Bond ETF	60,000
Capital Group Core Plus Income ETF	60,000
Capital Group High Yield Bond ETF	60,000
Capital Group International Bond ETF (USD-Hedged)	60,000
Capital Group Municipal High-Income ETF	50,000
Capital Group Municipal Income ETF	60,000
Capital Group Short Duration Income ETF	60,000
Capital Group Short Duration Municipal Income ETF	60,000
Capital Group Ultra Short Income ETF	60,000
Capital Group U.S. Multi-Sector Income ETF	60,000

In its discretion, the trust reserves the right to increase or decrease the number of a fund’s shares that constitute a creation unit. The Board reserves the right to declare a split or a consolidation in the number of the fund shares outstanding, and to make a corresponding change in the number of shares constituting a creation unit if the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the board of trustees.

A “Business Day” with respect to each fund is any day the fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The fund is open for business any day on which the listing exchange is open for business. As of the date of this statement of additional information, the listing exchange is closed on the weekends and observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund deposit — The consideration for purchase of creation units of a fund generally consists of deposit securities (i.e., a designated portfolio of securities) and the cash component computed as described below. Together, the deposit securities and the cash component constitute the “fund deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. A fund deposit represents the minimum initial and subsequent investment amount for a creation unit of a fund. The cash component is an amount equal to the difference between the NAV of the fund shares (per creation unit) and the “deposit amount,” which is an amount equal to the market value of the deposit securities, and serves to compensate for any differences between the NAV per creation unit and the deposit securities. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the deposit securities are the sole responsibility of the Authorized Participant purchasing the creation unit.

A fund’s transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern time), a list of the names and the required number of each deposit security and the amount of the cash component (if any) to be included in the current fund deposit (based on information as of the end of the previous Business Day for the fund) that day. Such fund deposit is applicable, subject to any adjustments as described below,

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to purchases of creation units until such time as the next-announced fund deposit is made available. The identity and number or par value of the deposit securities and the amount of the cash component change pursuant to changes in the weighting or composition of the component securities in each fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the investment adviser with a view to the investment objective of a fund. In addition, the funds reserve the right to accept nonconforming (i.e., custom) fund deposits.

A fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any deposit security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process due to a trading restriction; (iii) when the Authorized Participant (or an investor on whose behalf the Authorized Participant (as defined below) is acting) is not able to trade the instruments due to a trading restriction; (iv) when delivery of the deposit security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the fund; or (vi) in certain other situations.

Cash purchase method — When partial or full cash purchases of creation units are available or specified for a fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the deposit securities it would otherwise be required to provide through an in-kind purchase, plus the same cash component required to be paid by an in-kind purchaser.

Procedures for creation of creation units — To be eligible to place orders with the distributor or its agent for one or more creation units of a fund, an entity must be an “Authorized Participant”: either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, in each case which has executed an agreement with the distributor with respect to creations and redemptions of creation units (“Authorized Participant Agreement”). All shares of the fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Role of the Authorized Participant — Each Authorized Participant will agree, pursuant to the terms of the Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available on or before the contractual settlement date, by means satisfactory to the funds, immediately available or same day funds estimated by the funds to be sufficient to pay the cash component, once the net asset value of a creation unit is next determined after receipt of the purchase order in proper form, together with any transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the cash component. Investors who are not Authorized Participants must make appropriate arrangements for a creation request to be made through an Authorized Participant or purchase shares on the secondary market. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that orders to purchase creation units may have to be placed by the investor’s broker through an Authorized Participant. Consequently, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The funds do not expect to enter into an Authorized Participant Agreement with more than a small number of Participating Parties and/or DTC Participants.

Placement of purchase orders — To initiate an order for a creation unit, an Authorized Participant must submit to the distributor or its agent an irrevocable order to purchase certain fund shares (a “purchase order”) in proper form (as described below). Such order must be received by the distributor or its agent by the cut-off time designated by a fund. Unless otherwise indicated by the fund, orders received generally by 4:00 p.m., Eastern Time, on a Business Day, will receive that day’s NAV while

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orders received by the distributor or its agent generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day, will receive the following Business Day’s NAV. For Capital Group International Bond ETF (USD Hedged) only, orders will be accepted by the distributor or its agent between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day for the following Business Day’s NAV. A purchase order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the fund’s specified cutoff time, (ii) arrangements satisfactory to the fund are in place for payment of the cash component and any other transactions fees and taxes which may be due, and (iii) all other procedures regarding placement of a purchase order specified by the fund, the distributor or transfer agent are properly followed.

Procedures and requirements governing the delivery of the fund deposit including cutoff times are specified by a fund and/or the transfer agent (defined herein) and may change from time to time. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach the distributor or its agent.

Purchase orders, if accepted by a fund, will be processed based on the NAV next determined after such acceptance in accordance with the fund’s cutoff times. Those placing orders to purchase creation units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the Authorized Participant to the distributor or its agent by the cutoff time on such Business Day. This deadline is likely to be significantly earlier than the cutoff time. The Authorized Participant must also make available, on or before the contractual settlement date, by means satisfactory to the fund, immediately available or same day funds estimated by the fund to be sufficient to pay the cash component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees if imposed. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the cash component. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in a particular form. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach an Authorized Participant.

Acceptance of orders for creation units — Assuming a purchase order is submitted in proper form, the funds will accept the order, subject to the funds’ right (and the right of the distributor and the investment adviser) to reject any order until acceptance, as set forth below. Once a fund has accepted an order, upon the next determination of the net asset value of the shares, the fund will confirm the issuance of a creation unit, against receipt of payment, at such net asset value. The distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Each fund reserves the right to reject or revoke a purchase order transmitted to it by the distributor or its agent for any reason, provided that such action does not result in a suspension of sales of creation units in contravention of Rule 6c-11 and the SEC's positions thereunder. For example, a fund may reject or revoke acceptance of a creation order, including, but not limited to, when (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (iii) the deposit securities delivered do not conform to the identity and number or par value of shares specified, as described above; (iv) acceptance of the fund deposit would, in the opinion of the fund, be unlawful; or (v) circumstances outside the control of the fund, the distributor or its agent and the investment adviser make it impracticable to process purchase orders. In the event a purchase order is rejected, the distributor or its agent shall notify the Authorized Participant. The funds, its transfer agent, custodian, sub-custodian(s) and distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of fund deposits nor shall any of them incur any liability for failure to give such notification.

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Issuance of a creation unit — Except as provided herein or in an Authorized Participant Agreement, a creation unit will not be issued until the transfer of good title to the applicable fund of the deposit securities and the payment of the cash component have been completed.

To the extent contemplated by an Authorized Participant Agreement, each fund may issue creation units to an Authorized Participant, notwithstanding the fact that the corresponding fund deposits have not been received in part or in whole. The funds will do so in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of the missing deposit securities (the “additional cash deposit”), which percentage may be changed by the fund from time to time. Such additional cash deposit must be delivered no later than the date and time specified by a fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant. Under the Authorized Participant Agreement, an Authorized Participant is subject to liability for any shortfall between the cost to the fund of purchasing such missing deposit securities and the value of collateral including, without limitation, liability for related brokerage, borrowings and other charges.

All questions as to the number of shares of each security in the deposit securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the funds, in accordance with applicable law, and the funds’ determination shall be final and binding.

Costs associated with creation transactions — A standard creation transaction fee may be imposed to offset the transfer and other transaction costs associated with the issuance of creation units. The standard creation transaction fee may be charged to the Authorized Participant on the day such Authorized Participant creates a creation unit, and is the same, regardless of the number of creation units purchased by the Authorized Participant on the applicable Business Day. However, a fund may increase the standard creation transaction fee for administration and settlement of custom orders requiring additional administrative processing by the fund’s custodian. If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the deposit securities to the funds. Transaction fees are subject to change and certain fees/costs associated with creation transactions are subject to change and may be waived in certain circumstances. To the extent a creation transaction fee is not charged, certain costs may be borne by a relevant fund. Investors who use the services of a broker or other financial intermediary to acquire fund shares may be charged a fee for such services. The funds‘ standard creation transaction fees are set forth in the table below:

Fund	Fixed Fee (In Kind)	Fixed Fee (In Cash)
Capital Group Core Bond ETF	$250	$100
Capital Group Core Plus Income ETF	$250	$100
Capital Group High Yield Bond ETF	$250	$100
Capital Group International Bond ETF (USD-Hedged)	$250	$100
Capital Group Municipal High-Income ETF	$250	$100
Capital Group Municipal Income ETF	$250	$100

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Fund	Fixed Fee (In Kind)	Fixed Fee (In Cash)
Capital Group Short Duration Income ETF	$250	$100
Capital Group Short Duration Municipal Income ETF	$250	$100
Capital Group Ultra Short Income ETF	$250	$100
Capital Group U.S. Multi-Sector Income ETF	$250	$100

Redemption of creation units — A fund’s shares may be redeemed by Authorized Participants only in creation units at their NAV next determined after receipt of a redemption request in proper form by the distributor or its agent and only on a Business Day. A fund will generally not redeem shares in amounts less than creation units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a creation unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a creation unit that could be redeemed by an Authorized Participant. The beneficial owners also may sell shares in the secondary market.

A fund generally redeems creation units for fund securities and the cash amount. “Fund securities” means the designated portfolio of securities that will be applicable to redemption requests received in proper form on that day. “Cash amount” means an amount of cash equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of fund securities. Procedures and requirements governing redemption transactions are set forth in the Authorized Participant Agreement and may change from time to time. Unless cash redemptions are available or specified for a fund, the redemption proceeds for a creation unit generally consist of fund securities, plus the cash amount, and if imposed, less a redemption transaction fee (as described below).

A fund's transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern Time), the identity of the fund securities and cash amount that will be applicable (based on information as of the end of the previous Business Day for the funds and subject to possible amendment or correction) to redemption requests received in proper form on that day. Such fund securities and the cash amount (each subject to possible amendment or correction or adjustment as described below) are applicable to redemptions of creation units until such time as the next announced composition of the fund securities and cash amount is made available. Fund securities received on redemption may not be identical to deposit securities that are applicable to creations of creation units. The funds reserve the right to deliver nonconforming (i.e., custom) fund securities. All questions as to the composition of the in-kind redemption basket to be included in the fund securities will be determined by the funds, in accordance with applicable law, and the funds’ determination will be final and binding.

A fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any fund security in certain circumstances, including: (i) when the delivery of a fund security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (ii) when a fund security is not eligible for transfer through DTC or the Clearing Process or due to a trading restriction; (iii) when the delivery of a fund security to the Authorized Participant would result in the disposition of the fund security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iv) when the delivery of a fund security to the Authorized Participant would result in unfavorable tax treatment; (v) when a fund security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (vi) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a fund security. If the fund securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the

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redeeming shareholder. The funds generally redeem creation units for fund securities but reserves the right to utilize a cash option for redemption of creation units.

Cash redemption method — When partial or full cash redemptions of creation units are available or specified for a fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the fund securities it would otherwise receive through an in-kind redemption, plus the same cash amount to be paid to an in-kind redeemer.

Placement of redemption orders — To place an order to redeem a creation unit, an Authorized Participant must submit an irrevocable order to redeem shares of a fund, in proper form (as described below). Such order must be received by the distributor or its agent no later than the cut-off time designated by the fund. Unless otherwise indicated by the fund, orders received generally by 4:00 p.m., Eastern Time, on a Business Day, will receive that day’s NAV while orders received by the distributor or its agent generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day, will receive the following Business Day’s NAV. For Capital Group International Bond ETF (USD-Hedged) only, orders will be accepted by the distributor or its agent between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day for the following Business Day’s NAV. Orders must be transmitted in such form and by such transmission method acceptable to the fund’s transfer agent or distributor, pursuant to the procedures specified by the fund, which procedures may change from time to time.

Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem creation units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem creation units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the fund’s transfer agent the creation unit redeemed through the book-entry system of DTC so as to be effective by the listing exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the fund is received by the distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures specified by the fund, the distributor or transfer agent are properly followed.

The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of creation units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. A redeeming Authorized Participant, whether on its own account or acting on behalf of a beneficial owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

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An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the creation unit to be redeemed to a fund at or prior to the date and time specified by the fund or its custodian, the distributor or its agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of any undelivered fund shares (the “additional redemption cash amount”), which percentage may be changed by the fund from time to time. Such additional redemption cash amount must be delivered no later than the date and time specified by the fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional redemption cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant.

The fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the funds to acquire their shares and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the funds of purchasing such shares, plus the value of the cash amount, and the value of the collateral together with liability for related brokerage, borrowings and other charges.

The right of redemption may be suspended or the date of payment postponed with respect to a fund: (i) for any period during which the listing exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the listing exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. In addition, because certain of the funds‘ portfolio securities may trade on an exchange that is open when the listing exchange is closed, events may occur that impact the NAV of the funds when shareholders may not be able to redeem their fund shares or purchase or sell fund shares on the listing exchange.

An Authorized Participant submitting a redemption request is deemed to make certain representations to an applicable fund. The funds reserve the right to verify these representations at its discretion, and will typically require verification with respect to a redemption request from the funds in connection with higher levels of redemption activity and/or short interest in the funds. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by a relevant fund, the redemption request will not be considered to have been received in proper form, and may be rejected by the fund.

Costs associated with redemption transactions — A standard redemption transaction fee may be imposed to offset transfer and other transaction costs that may be incurred by the funds associated with the redemption of creation units. The standard redemption transaction fee may be charged to the Authorized Participant on the day such Authorized Participant redeems a creation unit and is the same regardless of the number of creation units redeemed by an Authorized Participant on the applicable Business Day. However, the funds may increase the standard redemption transaction fee for administration and settlement of custom orders requiring additional administrative processing by such custodian. If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the fund securities

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from the funds to their account on their order. Transaction fees are subject to change and certain fees/costs associated with redemption transactions may be waived in certain circumstances. To the extent a redemption transaction fee is not charged, certain costs may be borne by a relevant fund. Investors who use the services of a broker or other financial intermediary to dispose of the fund shares may be charged a fee for such services. The funds‘ standard creation unit redemption fees and maximum additional charges (as described above) are set forth in the table below:

Fund	Fixed Fee (In Kind)	Fixed Fee (In Cash)	Maximum additional charge*
Capital Group Core Bond ETF	$250	$100	2%
Capital Group Core Plus Income ETF	$250	$100	2%
Capital Group High Yield Bond ETF	$250	$100	2%
Capital Group International Bond ETF (USD-Hedged)	$250	$100	2%
Capital Group Municipal High-Income ETF	$250	$100	2%
Capital Group Municipal Income ETF	$250	$100	2%
Capital Group Short Duration Income ETF	$250	$100	2%
Capital Group Short Duration Municipal Income ETF	$250	$100	2%
Capital Group Ultra Short Income ETF	$250	$100	2%
Capital Group U.S. Multi-Sector Income ETF	$250	$100	2%

* As a percentage of the net asset value per creation unit redeemed, inclusive of the fixed redemption transaction fee (if imposed).

Custom baskets — Creation and Redemption baskets may differ and a fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. Each fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of each fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the investment adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a relevant fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.

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Determination of net asset value

All portfolio securities of a fund are valued, and the net asset value per share is determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that a fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser's valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as

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the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before a fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Assets or liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of each fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Net asset value is computed by adding the value of a fund’s investments, cash and other assets, and subtracting the fund’s liabilities. The value of the net assets so obtained for the fund is then divided by the total number of shares outstanding, and the result, rounded to the nearest cent, is the net asset value per share for the fund. Realized investment income and gain is included in the fund’s NAV until the ex-dividend date, when the declared dividend amount is treated as a fund liability.

Each fund’s most-recently calculated net asset value per share is available on the website at capitalgroup.com/etf.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — A fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, a fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing a fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should a fund fail to qualify under Subchapter M, a fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by a fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, a fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which a fund paid no U.S. federal income tax.

Dividends paid by a fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on ”qualified dividend income,“ if any, distributed by the fund to such shareholders. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains.

A fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a fund from the previous year.

A fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that a fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the fund shares have been held by a shareholder. Any loss realized upon the sale of shares held at the time of sale for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Capital gain and income distributions by the funds result in a reduction in the net asset value of the fund shares. Investors should consider the tax implications of buying shares prior to a distribution. The price of shares purchased at that time may include the amount of a forthcoming distribution. Those purchasing fund shares at a time when the fund has realized but not yet distributed income or capital gains that is reflected in the price of the shares will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them as a dividend or other fund distribution, as described above.

Certain distributions reported by the funds as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Sales of fund shares — Sales of shares may result in federal, state and local tax consequences (gain or loss) to the shareholder. Any loss realized on a sale of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF only — Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit nongovernmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary

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income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Any loss realized on the sale of fund shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the funds from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of a fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the funds to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If a fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — A fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Creations and redemptions of creation units — An Authorized Participant who exchanges securities for creation units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the creation units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such creation units. A person who redeems creation units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the creation units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such creation units. The IRS, however, may assert that a loss realized upon an exchange of securities for creation units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon the creation of creation units will generally be treated as long-term capital gain or loss if the securities exchanged for such creation units have been held for more than one year. Any capital gain or loss realized upon the redemption of creation units will generally be

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treated as long-term capital gain or loss if a fund share comprising the creation units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short term capital gain or loss. Any loss upon a redemption of creation units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the creation units (including any amounts credited to the Authorized Participant as undistributed capital gains).

A fund has the right to reject an order for creation units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to sections 351 and 362 of the Code, the fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the fund does issue creation units to a purchaser (or group of purchasers) that would, upon obtaining the fund shares so ordered, own 80% or more of the outstanding shares of the fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for creation units. If a fund redeems creation units in cash, it may recognize more capital gains than it will if it redeems creation units in-kind.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding a fund’s shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of a fund also may be subject to state and local taxes on distributions received from the fund.

Capital Group Fixed Income ETF Trust — Page 101

A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Under the backup withholding provisions of the Code, a shareholder may be subject to a withholding federal income tax on all payments made to the shareholder if the shareholder either does not provide the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a fund, including the possibility that such a shareholder may be subject to U.S. withholding.

Capital Group Fixed Income ETF Trust — Page 102

General information

Custodian of assets — Securities and cash owned by a fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — State Street Bank and Trust Company (the “transfer agent”), One Lincoln Street, Boston, MA 02111, serves as the transfer agent for each fund.

Independent registered public accounting firm — PricewaterhouseCoopers LLP ("PwC"), 601 South Figueroa Street, Los Angeles, CA 90017, serves as the trust’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by PwC, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the trust’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the trust and for independent trustees in their capacities as such. A determination with respect to the independence of the trust’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The funds’ fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's expenses, key statistics, holdings information and investment results (annual report only). The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PwC. In addition, shareholders may also receive proxy statements for the trust.

Codes of ethics — The trust and Capital Research and Management Company and its affiliated companies, including the trust’s distributor, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Capital Group Fixed Income ETF Trust — Page 103

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Group Fixed Income ETF Trust — Page 104

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Group Fixed Income ETF Trust — Page 105

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

Capital Group Fixed Income ETF Trust — Page 106

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group Fixed Income ETF Trust — Page 107

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Fixed Income ETF Trust — Page 108

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Capital Group Fixed Income ETF Trust — Page 109

Capital Group Core Bond ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 96.43%	Principal amount (000)	Value (000)
Corporate bonds and notes 40.76%
Financials 20.64%
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	USD 22,479	$23,879
American International Group, Inc. 4.85% 5/7/2030	8,850	9,076
Arthur J. Gallagher & Co. 4.85% 12/15/2029	12,023	12,311
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (b)	43,619	43,396
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	10,310	10,153
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (a)(b)	13,563	14,043
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	7,238	7,122
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	15,388	15,935
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	16,973	17,747
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(b)	28,589	29,730
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (a)(b)	23,324	23,583
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (b)	14,221	14,343
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (b)	8,261	8,262
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	25,573	25,632
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (b)	11,557	11,372
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	29,528	31,520
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (a)(b)	2,214	2,192
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	26,740	28,167
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	21,331	22,290
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (b)	8,618	8,738
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	9,486	9,800
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	6,319	6,305
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (b)	37,054	37,408
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	3,130	3,140
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	4,048	4,113
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	4,327	4,373
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	35,245	35,368
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (b)	8,223	8,501
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	100	103
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	5,315	5,300
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	1,065	950
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)	31,487	32,526
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (b)	20,303	21,057
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	7,300	7,515
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	11,048	11,433
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (b)	35,955	36,708
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (b)	22,683	23,263
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	9,391	9,507
NatWest Group PLC 4.964% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029) (b)	21,428	21,877
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (b)	750	765
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	17,922	18,592
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	8,034	8,179
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	26,080	27,005
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)	1,382	1,400
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	10,058	10,335
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	8,577	8,962
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	18,798	19,481
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (b)	21,114	20,790
		754,247

Utilities 4.78%
DTE Energy Co. 5.10% 3/1/2029	24,629	25,246

1	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 4.125% 3/15/2028	USD 3,109	$3,076
Edison International 5.45% 6/15/2029	50	51
Edison International 6.95% 11/15/2029	165	176
Edison International 6.25% 3/15/2030	1,448	1,515
Enel Finance International NV 2.125% 7/12/2028 (a)	2,030	1,931
Enel Finance International NV 4.125% 9/30/2028 (a)	11,345	11,328
FirstEnergy Corp. 2.65% 3/1/2030	10,986	10,249
Georgia Power Co. 4.95% 5/17/2033	16,155	16,480
Pacific Gas and Electric Co. 5.00% 6/4/2028	6,810	6,933
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,878	11,968
Pacific Gas and Electric Co. 4.55% 7/1/2030	15,885	15,824
Pacific Gas and Electric Co. 5.70% 3/1/2035	3,475	3,575
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,132	2,651
PacifiCorp 5.10% 2/15/2029	30,797	31,439
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	11,125	11,381
Southern California Edison Co. 5.25% 3/15/2030	5,501	5,645
Southern California Edison Co. 5.45% 6/1/2031	14,581	15,097
		174,565

Health care 3.89%
AbbVie, Inc. 5.05% 3/15/2034	8,051	8,277
Amgen, Inc. 5.25% 3/2/2033	19,177	19,857
Baxter International, Inc. 2.272% 12/1/2028	34,106	32,205
Baxter International, Inc. 4.45% 2/15/2029	3,307	3,319
Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,950	15,546
Centene Corp. 4.25% 12/15/2027	4,082	4,060
Cigna Group (The) 5.00% 5/15/2029	6,918	7,107
CVS Health Corp. 5.40% 6/1/2029	21,167	21,933
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	11,354	11,478
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	3,700	3,770
UnitedHealth Group, Inc. 5.35% 2/15/2033	10,825	11,282
Viatris, Inc. 2.70% 6/22/2030	3,441	3,147
Viatris, Inc. 4.00% 6/22/2050	357	238
		142,219

Industrials 2.51%
BAE Systems PLC 5.125% 3/26/2029 (a)	19,781	20,359
Boeing Co. (The) 5.04% 5/1/2027	37,395	37,794
Boeing Co. (The) 6.259% 5/1/2027	23,692	24,319
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	9,122	9,301
		91,773

Consumer discretionary 1.90%
Ford Motor Credit Co., LLC 5.80% 3/5/2027	25,093	25,416
General Motors Financial Co., Inc. 4.20% 10/27/2028	15,221	15,246
Hyundai Capital America 5.275% 6/24/2027 (a)	9,818	9,988
Hyundai Capital America 4.55% 9/26/2029 (a)	4,105	4,131
Hyundai Capital America 5.15% 3/27/2030 (a)	8,458	8,672
Stellantis Finance US, Inc. 5.35% 3/17/2028 (a)	1,264	1,289
Volkswagen Group of America Finance, LLC 4.90% 8/14/2026 (a)	4,626	4,646
		69,388

Information technology 1.73%
Broadcom, Inc. 3.469% 4/15/2034	11,614	10,594
Microchip Technology, Inc. 5.05% 3/15/2029	7,611	7,769
Microchip Technology, Inc. 5.05% 2/15/2030	2,498	2,550
Oracle Corp. 4.45% 9/26/2030	17,870	17,487

Capital Group Fixed Income ETF Trust	2

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 4.80% 9/26/2032	USD 6,446	$6,225
Roper Technologies, Inc. 4.50% 10/15/2029	9,340	9,440
SK hynix, Inc. 6.375% 1/17/2028 (a)	8,617	9,005
		63,070

Energy 1.69%
Diamondback Energy, Inc. 5.15% 1/30/2030	11,570	11,914
Energy Transfer, LP 5.25% 7/1/2029	20,069	20,664
Enterprise Products Operating, LLC 4.60% 1/15/2031	7,764	7,862
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (a)	4,349	4,554
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	16,533	16,694
		61,688

Consumer staples 1.66%
BAT Capital Corp. 6.343% 8/2/2030	10,236	11,075
BAT Capital Corp. 5.35% 8/15/2032	7,902	8,225
Constellation Brands, Inc. 2.875% 5/1/2030	10,310	9,707
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	13,196	13,305
Mars, Inc. 4.80% 3/1/2030 (a)	17,777	18,171
		60,483

Communication services 1.57%
Charter Communications Operating, LLC 6.10% 6/1/2029	6,472	6,758
Charter Communications Operating, LLC 6.384% 10/23/2035	7,068	7,301
Meta Platforms, Inc. 4.60% 11/15/2032	12,008	12,108
T-Mobile USA, Inc. 3.875% 4/15/2030	15,663	15,406
T-Mobile USA, Inc. 5.125% 5/15/2032	4,249	4,374
Verizon Communications, Inc. 2.355% 3/15/2032	1,630	1,437
Verizon Communications, Inc. 4.75% 1/15/2033	9,901	9,896
		57,280

Materials 0.22%
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	8,078	8,187

Real estate 0.17%
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	3,150	3,226
Piedmont Operating Partnership, LP 5.625% 1/15/2033	2,914	2,945
		6,171
Total corporate bonds and notes		1,489,071
Mortgage-backed obligations 31.31%
Federal agency mortgage-backed obligations 23.96%
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (c)	849	720
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (c)	483	409
Fannie Mae Pool #FM6031 2.00% 2/1/2051 (c)	18,029	14,605
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (c)	1,521	1,287
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (c)	919	778
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (c)	23	19
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (c)	820	694
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (c)	604	513
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (c)	515	438
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (c)	17	14
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (c)	922	784
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (c)	457	386
Fannie Mae Pool #CB1295 2.00% 8/1/2051 (c)	2,672	2,174

3	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)	USD 6,252	$5,299
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	966	821
Fannie Mae Pool #BU0341 2.50% 9/1/2051 (c)	16	13
Fannie Mae Pool #CB1810 3.00% 10/1/2051 (c)	11,537	10,219
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (c)	3,340	2,714
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (c)	9,796	8,292
Fannie Mae Pool #CB2211 2.50% 11/1/2051 (c)	3,593	3,060
Fannie Mae Pool #BQ7453 2.50% 11/1/2051 (c)	442	377
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	6,428	5,452
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (c)	2,537	2,061
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (c)	3,466	2,958
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (c)	268	227
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (c)	106	90
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (c)	7,415	6,018
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (c)	9,520	7,725
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (c)	77	66
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (c)	27	23
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (c)	3,642	2,955
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (c)	3,560	2,889
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (c)	4,700	3,999
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (c)	705	598
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (c)	4,243	3,443
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (c)	976	826
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (c)	1,044	889
Fannie Mae Pool #CB3891 3.00% 6/1/2052 (c)	1,582	1,415
Fannie Mae Pool #MA4651 2.00% 7/1/2052 (c)	2,170	1,759
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (c)	5,099	4,324
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (c)	2,717	2,308
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (c)	37	31
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (c)	1,642	1,396
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (c)	2,052	1,746
Fannie Mae Pool #FA2698 2.00% 10/1/2052 (c)	6,173	4,999
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (c)	227	232
Fannie Mae Pool #MA5026 3.50% 4/1/2053 (c)	10,165	9,426
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (c)	563	535
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (c)	227	217
Fannie Mae Pool #FA3450 2.50% 7/1/2053 (c)	15,279	13,013
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (c)	3,287	3,129
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (c)	901	857
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (c)	918	898
Fannie Mae Pool #FA0441 3.50% 12/1/2053 (c)	21,577	20,009
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (c)	303	288
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (c)	360	371
Fannie Mae Pool #MA5249 7.00% 1/1/2054 (c)	3,618	3,807
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (c)	4,606	4,733
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	698	720
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (c)	212	218
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (c)	184	191
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (c)	155	160
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (c)	73	76
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (c)	69	72
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (c)	60	62
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (c)	4,305	4,423
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (c)	44	41
Fannie Mae Pool #MA5529 4.50% 11/1/2054 (c)	8,432	8,239
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (c)	57	54
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (c)	16,419	16,387
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (c)	12,280	11,659
Fannie Mae Pool #MA5611 4.00% 2/1/2055 (c)	928	881
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	1,731	1,778
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (c)	3,547	3,368
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (c)	5,200	5,081

Capital Group Fixed Income ETF Trust	4

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	USD 6,236	$6,407
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (c)	5,511	5,384
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	3,175	3,262
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	10,432	10,719
Fannie Mae Pool #DE0094 4.00% 6/1/2055 (c)	873	829
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (c)	57,948	58,803
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	5,547	5,697
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (c)	25	26
Fannie Mae Pool #MA5789 4.00% 8/1/2055 (c)	42,875	40,695
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	5,809	5,969
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (c)	40,951	41,546
Fannie Mae Pool #MA5820 4.50% 9/1/2055 (c)	39,884	38,959
Fannie Mae Pool #MA5941 3.50% 1/1/2056 (c)	7,600	7,046
Fannie Mae Pool #MA5943 4.50% 1/1/2056 (c)	5,900	5,763
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	11,203	10,196
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (c)	653	554
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (c)	261	221
Freddie Mac Pool #SD4957 2.00% 3/1/2051 (c)	32,698	26,738
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (c)	452	383
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (c)	22	18
Freddie Mac Pool #QC6759 2.00% 9/1/2051 (c)	7,629	6,187
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (c)	714	604
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (c)	664	564
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (c)	167	141
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (c)	26	22
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (c)	3,148	2,550
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (c)	2,521	2,148
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (c)	2,180	1,857
Freddie Mac Pool #SD5892 2.00% 2/1/2052 (c)	10,221	8,273
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (c)	2,959	2,518
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (c)	31,939	25,921
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (c)	899	728
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (c)	2,807	2,278
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (c)	910	737
Freddie Mac Pool #SD6498 2.50% 4/1/2052 (c)	4,880	4,141
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (c)	19,216	15,589
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (c)	12,875	10,950
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	36,633	32,538
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (c)	8,639	7,660
Freddie Mac Pool #SL1634 2.50% 7/1/2052 (c)	10,038	8,552
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (c)	8,108	6,896
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	7,880	6,671
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (c)	4,820	4,093
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (c)	12,261	10,873
Freddie Mac Pool #SD5277 3.00% 7/1/2052 (c)	5,272	4,677
Freddie Mac Pool #SL3327 3.50% 7/1/2052 (c)	25,998	24,108
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (c)	2,009	1,918
Freddie Mac Pool #SD5846 2.00% 8/1/2052 (c)	7,662	6,202
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (c)	147	125
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (c)	8,991	7,973
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (c)	725	693
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (c)	2,351	2,084
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (c)	5,616	4,765
Freddie Mac Pool #SL2622 3.00% 3/1/2053 (c)	6,509	5,773
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (c)	6,400	5,671
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (c)	3,495	3,501
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	888	904
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (c)	160	167
Freddie Mac Pool #SL3161 3.50% 8/1/2053 (c)	12,046	11,170
Freddie Mac Pool #SD4820 3.00% 10/1/2053 (c)	6,454	5,717
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (c)	5,940	5,268
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (c)	881	838

5	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (c)	USD 6,776	$6,785
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (c)	22,664	23,579
Freddie Mac Pool #SL1062 2.50% 1/1/2054 (c)	4,901	4,174
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (c)	2,402	2,498
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	31	33
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (c)	889	914
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (c)	88	91
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (c)	119	124
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	18	18
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	57	60
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	4,678	4,806
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (c)	153	157
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	514	535
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (c)	11,022	11,323
Freddie Mac Pool #SD6652 3.50% 11/1/2054 (c)	4,733	4,389
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (c)	7,430	7,418
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (c)	4,687	4,815
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	21,559	22,149
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	8,361	8,591
Freddie Mac Pool #SD8531 4.50% 5/1/2055 (c)	3,900	3,810
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (c)	13,330	13,856
Freddie Mac Pool #RQ0063 5.00% 11/1/2055 (c)	8,041	8,024
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (c)	69	66
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (c)	28	27
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (c)	240	220
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (c)	234	214
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (c)	226	209
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (c)	250	224
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (c)(d)	216	211
		875,318

Collateralized mortgage-backed obligations (privately originated) 3.76%
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(c)	1,968	1,926
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063 (a)(c)(e)	4,316	4,035
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(b)(c)	2,211	2,230
BRAVO Residential Funding Trust, Series 2025-NQM10, Class A1, 4.868% 9/25/2065 (a)(c)(e)	7,801	7,826
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (a)(c)	4,937	4,823
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	6,702	6,711
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(c)(e)	500	496
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034 (a)(c)(e)	2,100	2,039
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (a)(c)(e)	588	581
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(e)	748	746
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(e)	291	286
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(e)	4,537	4,454
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	2,136	2,115
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	300	293
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (a)(c)(e)	3,466	3,455
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(b)(c)	1,388	1,385
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(c)(e)	203	207
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (a)(c)(e)	280	285
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (a)(c)(e)	67	67
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (a)(c)(e)	71	71
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 5/25/2044 (a)(c)(e)	243	243

Capital Group Fixed Income ETF Trust	6

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (a)(c)(e)	USD 126	$126
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 9/25/2044 (a)(c)(e)	43	43
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (a)(c)(e)	412	413
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (a)(c)(e)	570	571
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (a)(c)(e)	989	991
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (a)(c)(e)	252	252
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(c)	2,984	2,892
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (a)(c)(e)	408	409
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (a)(c)(e)	1,059	1,060
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (a)(c)(e)	1,374	1,379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (a)(c)(e)	1,132	1,135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (a)(c)(e)	1,469	1,470
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (a)(b)(c)	144	146
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(c)	267	270
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(c)	220	216
JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.306% 10/25/2046 (a)(c)(e)	205	200
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.261% 12/25/2049 (a)(c)(e)	1,030	972
JPMorgan Mortgage Trust, Series 2017-1, Class B2, 3.445% 1/25/2047 (a)(c)(e)	390	357
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.65% 11/25/2060 (a)(b)(c)	1,628	1,631
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75% 7/25/2061 (a)(b)(c)	1,377	1,378
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (a)(b)(c)	6,289	6,296
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(b)(c)	283	284
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	2,378	2,385
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(b)(c)	1,659	1,681
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(b)(c)	2,315	2,342
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(e)	127	119
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (a)(c)	491	484
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (a)(c)(e)	224	224
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(c)	3,631	3,664
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (a)(c)(e)	487	483
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(b)(c)	1,662	1,653
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (a)(b)(c)	210	211
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	236	238
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(c)	230	233
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(c)	331	335
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(c)	2,631	2,664
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(b)(c)	1,093	1,104
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(c)	2,530	2,553
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(b)(c)	2,191	2,203
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (a)(b)(c)	5,784	5,794
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(c)(e)	6,706	6,722
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(e)	651	664
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(c)	390	385
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (a)(c)	4,000	3,755
Progress Residential Trust, Series 2025-SFR3, Class D, 3.39% 7/17/2042 (a)(c)	3,000	2,760
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(c)	1,495	1,426
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(c)	877	851
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (a)(c)(e)	3,918	3,934

7	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (a)(c)(e)	USD 300	$300
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class B, (1-month USD CME Term SOFR + 1.75%) 5.501% 2/17/2042 (a)(c)(e)	2,500	2,504
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 4.846% 10/25/2048 (a)(c)(e)	3,630	3,639
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.988% 5/25/2055 (a)(c)(e)	2,490	2,467
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.846% 5/25/2058 (a)(c)(e)	1,723	1,756
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 4.846% 10/25/2059 (a)(c)(e)	1,894	1,897
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (a)(c)(e)	1,064	1,075
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(c)	590	597
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(c)	656	665
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (a)(c)(e)	738	740
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)	3,390	3,406
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(b)(c)	2,862	2,865
		137,543

Commercial mortgage-backed securities 3.59%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2030 (a)(c)(e)	4,260	4,283
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(c)	4,423	4,272
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (a)(c)	878	831
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(c)	852	799
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (a)(c)	396	379
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (a)(c)	4,452	4,391
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (a)(c)(e)	447	448
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.589% 11/10/2029 (a)(c)(e)	1,870	1,910
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (c)	35	33
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (c)(e)	38	38
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (c)	250	225
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)(e)	118	123
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	689	716
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (a)(c)(e)	7,318	7,326
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.092% 3/15/2041 (a)(c)(e)	269	269
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(e)	985	1,033
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(e)	1,485	1,558
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.122% 6/15/2041 (a)(c)(e)	1,996	2,001
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.044% 12/15/2039 (a)(c)(e)	1,853	1,856
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (a)(c)(e)	655	656
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (a)(c)(e)	1,500	1,499
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(c)(e)	4,754	4,823
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2039 (a)(c)(e)	2,318	2,325
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 11/15/2041 (a)(c)(e)	2,805	2,810
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(c)	3,926	4,035
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(c)(e)	7,000	7,072
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(c)(e)	9,041	9,063
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (a)(c)(e)	994	997
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (a)(c)(e)	1,613	1,613
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	312	308
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049 (c)	66	66
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (c)	319	314
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	56	55
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(e)	3,578	3,654
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (a)(c)(e)	1,057	1,063
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (a)(c)(e)	949	955

Capital Group Fixed Income ETF Trust	8

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (a)(c)(e)	USD 661	$665
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (a)(c)(e)	595	598
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(c)(e)	234	235
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(c)(e)	210	211
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(c)(e)	2,654	2,662
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(c)(e)	1,067	1,071
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (a)(c)(e)	1,446	1,452
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(e)	479	485
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	378	374
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(c)(e)	2,177	2,182
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.492% 3/15/2042 (a)(c)(e)	1,040	1,043
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.792% 3/15/2042 (a)(c)(e)	633	636
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (a)(c)(e)	1,222	1,229
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2037 (a)(c)(e)	1,500	1,504
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(c)(e)	2,271	2,357
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (a)(c)(e)	177	179
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (a)(c)(e)	594	603
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039 (a)(c)(e)	189	192
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(c)(e)	3,582	3,717
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (a)(c)(e)	4,991	5,003
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (a)(c)(e)	921	924
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (a)(c)(e)	3,867	3,871
LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041 (a)(c)(e)	2,549	2,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	2,168	2,255
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (a)(c)(e)	2,276	2,348
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (a)(c)(e)	590	598
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (a)(c)(e)	721	725
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(c)(e)	2,059	2,168
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.669% 11/5/2038 (a)(c)(e)	3,825	3,836
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (a)(c)(e)	354	354
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.015% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(c)	1,750	1,748
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (a)(c)(e)	8,074	8,011
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	250	247
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(c)(e)	691	698
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	421	414
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (c)(e)	300	293
		131,277
Total mortgage-backed obligations		1,144,138
U.S. Treasury bonds & notes 14.49%
U.S. Treasury 14.49%
U.S. Treasury 4.125% 10/31/2029	15,450	15,717
U.S. Treasury 3.625% 9/30/2030	11,750	11,707

9	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 3/31/2031	USD 440	$448
U.S. Treasury 4.125% 10/31/2031	7,170	7,283
U.S. Treasury 4.375% 1/31/2032	11,124	11,439
U.S. Treasury 4.125% 5/31/2032	10,485	10,627
U.S. Treasury 4.00% 2/15/2034	605	604
U.S. Treasury 4.25% 8/15/2035	8,420	8,487
U.S. Treasury 1.125% 5/15/2040 (f)	107,822	68,576
U.S. Treasury 4.75% 2/15/2041	4,570	4,659
U.S. Treasury 4.625% 5/15/2044	87,400	85,950
U.S. Treasury 5.00% 5/15/2045	25,356	26,068
U.S. Treasury 4.625% 11/15/2045	31,090	30,420
U.S. Treasury 2.375% 11/15/2049	27,060	17,420
U.S. Treasury 2.00% 2/15/2050	119,280	70,112
U.S. Treasury 3.00% 8/15/2052 (f)	62,540	44,898
U.S. Treasury 3.625% 5/15/2053	35,400	28,696
U.S. Treasury 4.75% 5/15/2055	67,404	66,386
U.S. Treasury 4.75% 8/15/2055	20,290	19,992
		529,489
Total U.S. Treasury bonds & notes		529,489
Asset-backed obligations 9.29%
Other asset-backed securities 4.54%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (a)(c)	744	748
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(c)	1,062	1,067
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(c)	821	825
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(c)	2,430	2,440
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(c)	3,143	3,148
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(c)	139	139
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(c)	1,617	1,624
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(c)	1,054	1,076
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (a)(c)	58	58
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (a)(c)	170	172
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(c)	613	624
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (a)(c)	2,408	2,435
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(c)	38	38
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(c)	3,142	2,943
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	284	286
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(c)	139	142
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039 (a)(c)	1,017	1,026
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(c)	1,832	1,760
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(c)	1,561	1,591
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(c)	3,214	3,270
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(c)	7,341	7,375
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(c)	201	203
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)	4,996	4,245
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	4,471	3,634
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(c)	716	718
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(c)	1,691	1,700
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	401	380
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(c)	1,296	1,206
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (a)(c)	3,682	3,434
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(c)	137	138
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(c)	3,315	3,332
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(c)	306	309
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(c)	2,032	2,064
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(c)	1,295	1,302
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(c)	2,093	2,108
Frontier Issuer, LLC, Series 2023-1, Class A2, 6.60% 8/20/2053 (a)(c)	3,910	3,947
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(c)	3,055	3,081
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(c)	4,249	4,260

Capital Group Fixed Income ETF Trust	10

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(c)	USD 105	$101
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(c)	109	105
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(c)	127	119
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(c)	132	124
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	2,693	2,725
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(c)	772	777
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(c)	1,638	1,647
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(c)	315	318
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(c)	664	679
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	5,615	4,704
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(c)	1,215	1,223
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(c)	1,135	1,139
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (a)(c)	1,175	1,191
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(c)	2,648	2,669
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(c)	612	620
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	801	805
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(c)	992	1,000
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(c)	1,028	1,034
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(c)	935	939
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(c)	7,683	7,734
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(c)	4,556	4,582
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	803	805
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(c)	570	575
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(c)	1,285	1,293
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(c)	585	589
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(c)	150	151
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (c)	1,250	1,272
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(c)	704	707
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (a)(c)	900	913
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(c)	247	248
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(c)	3,597	3,669
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(c)	3,900	4,025
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(c)	494	496
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(c)	1,658	1,694
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(c)	2,523	2,518
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (c)	236	240
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (c)	3,402	3,454
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(c)	5,641	5,406
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(c)	972	924
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	1,374	1,295
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(c)	1,671	1,585
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (a)(c)	877	824
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(c)	1,558	1,567
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(c)	468	449
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(c)	4,276	3,925
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	1,205	1,211
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(c)	1,897	1,909
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (a)(c)	4,536	4,370
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (a)(c)	2,075	2,086
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(c)	570	582
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (a)(c)	1,750	1,805
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(c)	3,364	3,431
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(c)	7,309	7,347
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(c)	775	780
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(c)	216	217
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(c)	521	525
		165,970

Auto loan 2.95%
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(c)	212	213

11	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(c)	USD 683	$698
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(c)	753	766
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(c)	250	260
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(c)	150	157
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(c)	117	121
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(c)	3,503	3,597
BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030 (a)(c)	1,000	1,022
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (c)	53	53
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (c)	99	100
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (c)	656	659
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029 (c)	500	509
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (c)	51	51
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028 (a)(c)	8	8
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029 (c)	1,956	1,961
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028 (a)(c)	82	83
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(c)	150	153
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(c)	37	37
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	100	101
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(c)	505	507
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(c)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(c)	100	102
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (a)(c)	2,332	2,334
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(c)	915	917
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	117	117
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(c)	383	384
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	1,178	1,182
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(c)	76	77
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(c)	108	110
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (c)	21	21
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (c)	64	64
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	121	122
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	700	702
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (c)	1,025	1,029
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (a)(c)	1,689	1,695
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (c)	100	101
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(c)	150	153
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(c)	2,725	2,749
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	3,116	3,171
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (a)(c)	553	555
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (a)(c)	457	460
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(c)	2,797	2,810
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (a)(c)	3,956	3,981
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	615	618
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (a)(c)	84	84
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(c)	69	70
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(c)	312	328
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(c)	1,382	1,387
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (a)(c)	150	157
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (a)(c)	2,505	2,515
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(c)	250	245
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(c)	150	147
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(c)	4,919	4,995
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(c)	517	528
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(c)	1,616	1,637
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(c)	1,649	1,677
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032 (a)(c)	2,330	2,356
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(c)	4,277	4,315
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (a)(c)	5,298	5,335
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(c)	100	100
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(c)	5,189	5,195
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(c)	4	4
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(c)	10	10

Capital Group Fixed Income ETF Trust	12

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(c)	USD 29	$29
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(c)	80	80
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(c)	355	361
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (c)	51	51
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (a)(c)	1,322	1,324
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (a)(c)	516	518
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(c)	4,216	4,234
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(c)	2,082	2,084
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(c)	4,827	4,841
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(c)	2,994	3,003
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (c)	3	3
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (c)	2,394	2,407
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(c)	682	684
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028 (a)(c)	1,000	1,013
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(c)	171	173
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(c)	546	552
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(c)	1,031	1,041
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(c)	566	571
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(c)	456	459
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029 (a)(c)	173	174
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (a)(c)	2,180	2,188
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(c)	3,454	3,461
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(c)	183	183
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(c)	1,613	1,616
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(c)	72	73
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(c)	2,225	2,245
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(c)	18	18
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(c)	137	137
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (a)(c)	4,358	4,367
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(c)	1,906	1,925
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	2,099	2,122
		107,633

Collateralized loan obligations 0.98%
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.856% 10/24/2036 (a)(c)(e)	7,757	7,762
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (a)(c)(e)	8,000	8,006
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.985% 10/15/2030 (a)(c)(e)	1,169	1,170
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (a)(c)(e)	495	495
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (a)(c)(e)	2,076	2,077
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (a)(c)(e)	4,252	4,248
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (a)(c)(e)	1,977	1,973
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (a)(c)(e)	3,229	3,231
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (a)(c)(e)	6,853	6,860
		35,822

Credit card 0.67%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	5,000	5,012
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (c)	5,269	5,283
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(c)	403	404
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(c)	410	416

13	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	USD 150	$152
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (c)	2,087	2,130
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	2,151	2,157
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	2,012	2,025
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029 (a)(c)	798	802
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(c)	1,694	1,703
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	3,109	3,133
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(c)	663	668
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (c)	405	413
		24,298

Student loan 0.15%
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (a)(c)	81	75
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(c)	3,506	3,543
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(c)	1,959	1,990
		5,608
Total asset-backed obligations		339,331
Bonds & notes of governments & government agencies outside the U.S. 0.52%
Saudi Arabia 0.10%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (a)	3,721	3,804

Mexico 0.42%
United Mexican States 6.00% 5/13/2030	14,520	15,242
Total bonds & notes of governments & government agencies outside the U.S.		19,046
Loans 0.04%
Financials 0.04%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(e)(g)(h)	1,399	1,389
Total loans		1,389
Municipals 0.02%
Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	705	729
Total bonds, notes & other debt instruments (cost: $3,491,424,000)		3,523,193
Short-term securities 4.03%	Shares
Money market investments 4.03%
Capital Group Central Cash Fund 3.79% (i)(j)	1,472,029	147,218
Total short-term securities (cost: $147,184,000)		147,218
Total investment securities 100.46% (cost: $3,638,608,000)		3,670,411

Other assets less liabilities (0.46)%	(16,646)
Net assets 100.00%	$3,653,765

Capital Group Fixed Income ETF Trust	14

Capital Group Core Bond ETF  (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Short	1,354	3/31/2026	USD(282,700)	$121
5 Year U.S. Treasury Note Futures	Long	6,020	3/31/2026	658,014	(1,955)
10 Year U.S. Treasury Note Futures	Long	1,288	3/20/2026	144,820	(1,230)
10 Year Ultra U.S. Treasury Note Futures	Long	478	3/20/2026	54,977	(502)
30 Year U.S. Treasury Bond Futures	Long	308	3/20/2026	35,603	(461)
					$(4,027)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.376%	Annual	3/31/2027	USD7,280	$1	$—	$1
SOFR	Annual	3.3998%	Annual	3/31/2027	99,200	(14)	—	(14)
						$(13)	$—	$(13)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (k) (000)	Value at 12/31/2025 (l) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
1.00%	Quarterly	CDX.NA.IG.S45	12/20/2030	USD131,281	$2,978	$2,941	$37
Investments in affiliates (j)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.03%
Money market investments 4.03%
Capital Group Central Cash Fund 3.79% (i)	$58,798	$1,199,356	$1,110,923	$(45)	$32	$147,218	$4,028

15	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $917,766,000, which represented
25.12% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Purchased on a TBA basis.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,333,000, which represented 0.53% of the net assets of the fund.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,389,000, which represented 0.04% of the net assets of the fund.

(i)	Rate represents the seven-day yield at 12/31/2025.
(j)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(l)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	16

Capital Group Core Plus Income ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 97.89%	Principal amount (000)	Value (000)
Mortgage-backed obligations 42.15%
Federal agency mortgage-backed obligations 27.70%
Fannie Mae Pool #253907 7.00% 7/1/2031 (a)	USD —(b)	— (b)
Fannie Mae Pool #625186 7.00% 1/1/2032 (a)	— (b)	— (b)
Fannie Mae Pool #AL9446 3.00% 10/1/2046 (a)	3,672	$3,335
Fannie Mae Pool #AL9521 3.00% 10/1/2046 (a)	639	582
Fannie Mae Pool #CA6078 2.50% 6/1/2050 (a)	107	91
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	46	39
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (a)	843	683
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (a)	94	80
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	1,496	1,214
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	677	549
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	2,163	1,751
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (a)	1,014	823
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (a)	66	54
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	937	795
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (a)	472	400
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (a)	370	314
Fannie Mae Pool #BR7124 2.00% 4/1/2051 (a)	5,462	4,421
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	5,124	4,148
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (a)	1,187	963
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	234	198
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	2,168	1,836
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	523	443
Fannie Mae Pool #BR9324 2.50% 5/1/2051 (a)	229	194
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	210	178
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	719	609
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	374	303
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (a)	820	699
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	658	557
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	13,920	11,783
Fannie Mae Pool #FM8662 3.00% 8/1/2051 (a)	3,135	2,777
Fannie Mae Pool #CB1409 3.00% 8/1/2051 (a)	1,631	1,445
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	1,202	1,017
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	737	626
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (a)	549	465
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (a)	939	797
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (a)	798	676
Fannie Mae Pool #FS5045 2.50% 10/1/2051 (a)	428	363
Fannie Mae Pool #FM9195 2.50% 10/1/2051 (a)	39	34
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	33	28
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	28	24
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (a)	20	17
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (a)	915	774
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (a)	7	5
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	972	823
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (a)	250	213
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (a)	77	66
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (a)	72	61
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,994	1,620
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (a)	3,548	3,003
Fannie Mae Pool #FS0381 2.50% 1/1/2052 (a)	948	802
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	835	708
Fannie Mae Pool #FS5127 3.00% 1/1/2052 (a)	1,605	1,421
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (a)	480	388
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	927	787
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (a)	392	332
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (a)	30	25
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,281	2,970
Fannie Mae Pool #FS0893 3.00% 2/1/2052 (a)	680	603
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (a)	556	515
Fannie Mae Pool #BV0272 3.50% 2/1/2052 (a)	214	198
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	8,550	7,238
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	238	203

17	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4110 2.50% 3/1/2052 (a)	USD 68	$58
Fannie Mae Pool #FS5327 3.00% 3/1/2052 (a)	889	787
Fannie Mae Pool #BV2954 3.00% 3/1/2052 (a)	705	625
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (a)	1,114	902
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,064	863
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	814	660
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (a)	6,675	5,679
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	876	745
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (a)	221	188
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (a)	35	30
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (a)	2,295	2,033
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	1,025	909
Fannie Mae Pool #FS7061 3.00% 4/1/2052 (a)	656	581
Fannie Mae Pool #FS1405 3.00% 4/1/2052 (a)	636	564
Fannie Mae Pool #CB3361 3.00% 4/1/2052 (a)	625	558
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (a)	409	363
Fannie Mae Pool #BV6617 3.50% 4/1/2052 (a)	734	680
Fannie Mae Pool #CB3375 3.50% 4/1/2052 (a)	260	241
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	2,452	1,992
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (a)	771	626
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	10,447	8,891
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (a)	685	580
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (a)	94	80
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	54	45
Fannie Mae Pool #CB3586 3.00% 5/1/2052 (a)	2,366	2,099
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	957	849
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	700	621
Fannie Mae Pool #CB3674 3.50% 5/1/2052 (a)	984	912
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (a)	798	740
Fannie Mae Pool #BV9700 2.50% 6/1/2052 (a)	3,212	2,730
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	2,038	1,735
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (a)	456	388
Fannie Mae Pool #FS4710 2.50% 6/1/2052 (a)	36	30
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	7,620	7,276
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	20,156	17,062
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	3,659	3,110
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	33	28
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	26	22
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (a)	231	197
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	186	158
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	279	247
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (a)	288	267
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	9,980	8,106
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (a)	2,045	1,733
Fannie Mae Pool #BX0466 4.00% 11/1/2052 (a)	926	884
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	13,110	12,853
Fannie Mae Pool #BX3197 3.50% 12/1/2052 (a)	234	217
Fannie Mae Pool #BX2469 5.50% 12/1/2052 (a)	239	243
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	3,416	3,350
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	1,050	893
Fannie Mae Pool #BW4985 4.00% 2/1/2053 (a)	1,257	1,198
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	1,251	1,270
Fannie Mae Pool #FS5329 3.00% 3/1/2053 (a)	144	127
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	953	910
Fannie Mae Pool #MA4962 4.00% 3/1/2053 (a)	899	857
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	305	312
Fannie Mae Pool #SD3124 2.50% 6/1/2053 (a)	435	370
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	902	858
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	5,235	5,250
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	217	221
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (a)	1,231	1,090
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	121	107

Capital Group Fixed Income ETF Trust	18

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	USD 2,355	$2,361
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	64	54
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	1,659	1,689
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (a)	505	447
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	93	95
Fannie Mae Pool #FS7064 3.00% 9/1/2053 (a)	1,974	1,749
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	6,551	6,236
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	379	386
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	8,334	8,580
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	2,173	2,237
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (a)	231	214
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (a)	4,649	4,420
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	243	247
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	212	223
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (a)	57	48
Fannie Mae Pool #MA5263 4.00% 1/1/2054 (a)	11,132	10,583
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	220	223
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (a)	4,000	4,211
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	5,494	5,579
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	2,626	2,677
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	288	292
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	5,947	6,112
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	292	277
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (a)	768	790
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	30	30
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,251	3,352
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	5,893	6,012
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	5,039	5,208
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	3,282	3,417
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	2,077	2,134
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (a)	13,224	13,778
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	856	894
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	509	535
Fannie Mae Pool #DB8381 5.50% 8/1/2054 (a)	528	536
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	6,136	6,304
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	5,336	5,546
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	20,148	20,452
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2,722	2,797
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1,348	1,385
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	16,298	16,942
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	25	26
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	3,206	3,254
Fannie Mae Pool #DC6011 5.50% 11/1/2054 (a)	552	560
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	129,637	129,386
Fannie Mae Pool #DC4826 5.50% 12/1/2054 (a)	3,740	3,795
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (a)	1,667	1,692
Fannie Mae Pool #DC4736 5.50% 12/1/2054 (a)	1,314	1,342
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (a)	2,122	2,015
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	6,989	7,180
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (a)	5,477	5,771
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	7,656	7,268
Fannie Mae Pool #MB0304 4.00% 3/1/2055 (a)	2,000	1,899
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	34,663	33,867
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	6,034	6,123
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	4,279	4,396
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	40,904	42,543
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	31,396	32,635
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	4,028	4,238
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	1,000	949
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	36,730	35,886
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2,064	2,121
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	2,027	2,083

19	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DD4167 6.50% 4/1/2055 (a)	USD 19	$19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	7,932	8,150
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	23,529	24,178
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	14,386	14,952
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	14,774	15,376
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (a)	1,208	1,120
Fannie Mae Pool #MA5850 4.00% 10/1/2055 (a)	1,000	949
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (a)	1,000	949
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	2,000	1,898
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (a)	1,000	949
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(d)	23,819	24,179
Freddie Mac Pool #ZS4017 5.50% 9/1/2027 (a)	1	1
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (a)	1,812	1,467
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	312	264
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	123	104
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	115	97
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	793	642
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	672	569
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (a)	957	849
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	1,000	847
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	1,527	1,292
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	924	784
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	143	127
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	980	830
Freddie Mac Pool #QC9251 2.50% 10/1/2051 (a)	23	19
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	1,735	1,405
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (a)	850	720
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (a)	125	105
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)	2,410	2,136
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (a)	992	880
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	976	826
Freddie Mac Pool #RA6492 2.50% 12/1/2051 (a)	57	48
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (a)	1,519	1,345
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	1,480	1,198
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,079	873
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	1,048	849
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	975	790
Freddie Mac Pool #SD0902 2.50% 2/1/2052 (a)	715	605
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (a)	512	435
Freddie Mac Pool #QD6256 3.00% 2/1/2052 (a)	1,978	1,755
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (a)	1,423	1,262
Freddie Mac Pool #QD5990 3.00% 2/1/2052 (a)	1,370	1,215
Freddie Mac Pool #QD7819 3.00% 2/1/2052 (a)	608	541
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,946	1,579
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	899	728
Freddie Mac Pool #QE0887 2.00% 3/1/2052 (a)	829	671
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (a)	805	684
Freddie Mac Pool #QD8972 2.50% 3/1/2052 (a)	423	360
Freddie Mac Pool #SD1164 3.50% 3/1/2052 (a)	5,493	5,093
Freddie Mac Pool #RA6945 3.50% 3/1/2052 (a)	27	25
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	902	730
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	9,814	8,347
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,296	1,097
Freddie Mac Pool #QE0170 2.50% 4/1/2052 (a)	612	521
Freddie Mac Pool #RA8828 2.50% 4/1/2052 (a)	577	490
Freddie Mac Pool #QE0323 2.50% 4/1/2052 (a)	403	342
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	265	225
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (a)	122	104
Freddie Mac Pool #QE1488 2.50% 4/1/2052 (a)	59	50
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (a)	788	699
Freddie Mac Pool #SD8206 3.00% 4/1/2052 (a)	768	681
Freddie Mac Pool #RA7130 3.00% 4/1/2052 (a)	736	652

Capital Group Fixed Income ETF Trust	20

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (a)	USD 861	$798
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	274	232
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	40,629	36,087
Freddie Mac Pool #QE1237 3.50% 5/1/2052 (a)	983	911
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (a)	679	630
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	471	399
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	380	323
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	126	111
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (a)	668	638
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	19,134	16,197
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	3,314	2,810
Freddie Mac Pool #QE6097 2.50% 7/1/2052 (a)	567	482
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	185	157
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	35,626	31,591
Freddie Mac Pool #SD4673 3.00% 7/1/2052 (a)	1,413	1,252
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (a)	5,472	5,225
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (a)	1,443	1,227
Freddie Mac Pool #QE8026 2.50% 8/1/2052 (a)	355	301
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	1,231	1,092
Freddie Mac Pool #SL1039 3.00% 8/1/2052 (a)	973	862
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	897	795
Freddie Mac Pool #QE8105 3.50% 8/1/2052 (a)	275	255
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (a)	5,916	5,030
Freddie Mac Pool #QF0923 2.50% 9/1/2052 (a)	621	527
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	436	370
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (a)	691	586
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (a)	1,250	1,108
Freddie Mac Pool #QF5342 4.00% 12/1/2052 (a)	937	894
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (a)	362	307
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (a)	312	266
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	21,121	20,706
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	3,685	3,692
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	2,137	2,040
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	267	254
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	843	805
Freddie Mac Pool #QG1193 5.50% 4/1/2053 (a)	296	301
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	1,104	1,049
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	2,330	2,334
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	3,186	3,241
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (a)	1,030	875
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (a)	888	844
Freddie Mac Pool #SD8342 5.50% 6/1/2053 (a)	1,828	1,860
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (a)	178	151
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	903	859
Freddie Mac Pool #QG9041 4.00% 8/1/2053 (a)	574	546
Freddie Mac Pool #SD8375 4.00% 9/1/2053 (a)	912	867
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	18,913	19,239
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	4,648	4,787
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (a)	2,888	2,455
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (a)	175	148
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	1,424	1,448
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	92,659	92,776
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	5,050	5,125
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	6,030	5,729
Freddie Mac Pool #QH9285 2.50% 1/1/2054 (a)	285	241
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	267	275
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	22,294	22,646
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	20,449	21,026
Freddie Mac Pool #SD8403 6.50% 2/1/2054 (a)	24	24
Freddie Mac Pool #SD8424 4.00% 3/1/2054 (a)	1,931	1,834
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	43,320	43,985
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	2,449	2,516

21	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	USD 863	$877
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (a)	18	18
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	33	34
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,562	1,593
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	10,037	10,473
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	7,777	8,043
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	1,922	1,975
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1,518	1,562
Freddie Mac Pool #SD6700 6.00% 8/1/2054 (a)	776	799
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	35,182	35,701
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	1,114	1,159
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (a)	5,346	5,557
Freddie Mac Pool #QJ3931 6.50% 9/1/2054 (a)	20	21
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	222	225
Freddie Mac Pool #QJ6165 5.50% 10/1/2054 (a)	205	208
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (a)	45	46
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	46,792	47,482
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	37,923	37,862
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	1,757	1,783
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	6,964	7,067
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	905	952
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	1,858	1,885
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,929	3,009
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (a)	231	215
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (a)	9,147	9,133
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	43,748	44,949
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	151	158
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	39,287	40,367
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (a)	8,019	8,337
Freddie Mac Pool #SD8530 4.00% 5/1/2055 (a)	1,000	949
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (a)	19,397	19,936
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	13,915	14,298
Freddie Mac Pool #QY2656 6.50% 5/1/2055 (a)	957	994
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	254	242
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (a)	533	555
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	4,363	4,482
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	19,741	20,276
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (a)	1,413	1,341
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (a)	1,465	1,390
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (a)	3,000	2,847
Government National Mortgage Assn. 2.50% 1/1/2056 (a)	2,100	1,812
Government National Mortgage Assn. 4.50% 1/1/2056 (a)	2,600	2,533
Government National Mortgage Assn. 5.00% 1/1/2056 (a)	2,600	2,594
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4,496	4,154
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	11,386	11,108
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	906	857
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,577	1,491
Government National Mortgage Assn. Pool #MB0553 4.00% 8/20/2055 (a)	74	70
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)	2,437	1,971
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (a)(e)	12,945	11,452
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)	104	96
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (a)(e)	14,833	14,072
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(e)	1,441	1,407
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (a)(e)	27,100	27,030
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(e)	58,810	59,642
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(e)	58,069	59,630
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(e)	6,779	7,046
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (a)(e)	22,214	17,958
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(e)	71,973	66,319
		1,801,007

Capital Group Fixed Income ETF Trust	22

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 10.92%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (a)(d)	USD 1,690	$1,643
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.843% 6/15/2030 (a)(c)(d)	14,282	14,346
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(c)(d)	5,000	5,117
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (a)(d)	2,303	2,376
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (a)(d)	1,873	1,938
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.312% 2/15/2056 (a)(d)	512	518
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.457% 4/15/2056 (a)(d)	3,787	3,922
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.457% 4/15/2056 (a)(d)	1,418	1,464
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (a)(d)	2,960	3,022
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (a)(d)	2,242	2,375
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (a)(d)	2,989	3,209
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (a)(d)	6,530	6,837
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (a)(d)	7,100	7,390
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (a)(d)	7,925	8,256
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (a)	1,000	876
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062 (a)(d)	1,033	956
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.51% 3/15/2064 (a)(d)	273	242
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.39% 3/15/2064 (a)(d)	250	228
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.669% 3/15/2037 (a)(c)(d)	2,927	2,776
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.168% 12/15/2055 (a)(d)	1,355	1,369
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (a)(d)	1,882	1,933
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (a)	276	270
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (a)(d)	476	477
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (a)(d)	4,242	4,421
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class B, 6.002% 12/15/2057 (a)(d)	7,000	7,236
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (a)(d)	4,464	4,693
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(d)	2,265	2,396
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class B, 6.13% 2/15/2062 (a)	8,000	8,392
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	250	219
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (a)	1,200	1,057
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (a)(d)	2,005	1,641
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055 (a)(d)	2,988	3,093
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.77% 5/15/2055 (a)(d)	1,994	2,040
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (a)(d)	1,499	1,553
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.172% 7/15/2056 (a)(d)	2,644	2,691
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)(d)	1,681	1,754
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	3,496	3,635
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (a)(d)	2,600	2,710
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (a)(d)	6,000	6,146
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (a)(d)	7,298	7,609
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (a)(d)	3,868	3,996
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (a)(d)	3,244	3,394
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (a)	6,713	6,717
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (a)(c)(d)	15,553	15,569
BFLD Trust, Series 2025-5MW, Class D, 6.371% 10/10/2042 (a)(c)(d)	1,482	1,512
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.092% 3/15/2041 (a)(c)(d)	2,688	2,692
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.34% 3/15/2041 (a)(c)(d)	1,156	1,158
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (a)(d)	711	721
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (a)(d)	3,505	3,658
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (a)(d)	1,075	1,110
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.747% 2/15/2057 (a)(d)	7,774	8,128
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (a)(d)	443	456
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (a)(d)	1,159	1,194
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (a)(d)	3,470	3,561
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (a)(d)	9,000	9,308
BMO Mortgage Trust, Series 2024-5C8, Class B, 6.091% 12/15/2057 (a)(d)	4,000	4,120
BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 6.141% 6/15/2041 (a)(c)(d)	5,000	5,021
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.139% 6/15/2041 (a)(c)(d)	2,408	2,417

23	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(c)(d)	USD 716	$718
BX Commercial Mortgage Trust, Series 2024-GPA3, Class C, (1-month USD CME Term SOFR + 1.892%) 5.643% 12/15/2039 (a)(c)(d)	7,718	7,750
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 5.691% 5/15/2034 (a)(c)(d)	5,325	5,339
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.252% 9/15/2034 (a)(c)(d)	464	462
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.589% 4/15/2037 (a)(c)(d)	110	110
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (a)(c)(d)	4,887	4,885
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 6.64% 6/15/2041 (a)(c)(d)	4,757	4,756
BX Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 5.991% 10/15/2041 (a)(c)(d)	1,918	1,927
BX Trust, Series 2024-FNX, Class C, (1-month USD CME Term SOFR + 2.291%) 6.041% 11/15/2041 (a)(c)(d)	13,114	13,171
BX Trust, Series 2025-BIO3, Class C, 6.961% 2/10/2042 (a)(c)(d)	13,850	14,210
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 5.942% 3/15/2042 (a)(c)(d)	8,955	8,954
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.342% 3/15/2042 (a)(c)(d)	14,062	14,056
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.35% 7/15/2042 (a)(c)(d)	20,000	20,069
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.60% 7/15/2042 (a)(c)(d)	5,170	5,192
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044 (a)(c)(d)	2,000	1,880
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044 (a)(c)(d)	989	939
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.45% 7/15/2044 (a)(c)(d)	19,000	19,061
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.75% 7/15/2044 (a)(c)(d)	18,989	19,055
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.10% 7/15/2044 (a)(c)(d)	7,106	7,135
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(c)(d)	9,945	9,969
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (a)(c)(d)	19,984	20,089
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 5.842% 3/15/2035 (a)(c)(d)	2,964	2,971
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.938% 3/15/2035 (a)(c)(d)	247	248
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.79% 8/15/2041 (a)(c)(d)	5,768	5,778
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.047% 6/10/2028 (a)(c)(d)	3,950	3,962
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.047% 10/12/2040 (a)(c)(d)	1,225	1,245
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (a)(d)	840	744
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(c)(d)	3,984	3,716
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (a)(c)(d)	5,155	5,307
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(d)	10,935	11,166
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(c)(d)	973	976
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(c)(d)	875	878
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(c)(d)	4,976	4,991
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.35% 10/15/2042 (a)(c)(d)	5,246	5,292
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.348% 2/10/2056 (a)(d)	1,982	2,039
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.348% 2/10/2056 (a)(d)	973	984
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 6.90% 12/15/2039 (a)(c)(d)	2,568	2,587
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 3/15/2039 (a)(c)(d)	10,650	10,678
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.141% 3/15/2039 (a)(c)(d)	3,963	3,984
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.64% 3/15/2039 (a)(c)(d)	1,744	1,756
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(c)(d)	2,174	2,210
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(c)(d)	3,769	3,799
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (a)(c)(d)	2,987	3,005
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.04% 3/15/2042 (a)(c)(d)	4,897	4,809
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2037 (a)(c)(d)	6,000	6,014
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.691% 5/15/2037 (a)(c)(d)	2,000	2,007
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.19% 5/15/2037 (a)(c)(d)	996	1,000
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(c)(d)	5,381	5,585

Capital Group Fixed Income ETF Trust	24

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039 (a)(c)(d)	USD 1,260	$1,281
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039 (a)(c)(d)	2,564	2,624
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.34% 1/13/2040 (a)(c)(d)	20,000	20,829
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.00% 3/15/2042 (a)(c)(d)	11,000	11,036
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.60% 3/15/2042 (a)(c)(d)	11,000	11,055
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.992% 11/15/2039 (a)(c)(d)	6,779	6,821
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.04% 12/15/2039 (a)(c)(d)	9,709	9,703
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(c)(d)	5,639	5,408
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (a)(d)	4,500	4,689
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class C, 6.638% 3/15/2030 (a)(d)	7,473	7,761
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (a)(d)	950	947
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.647% 11/15/2052 (a)(d)	750	691
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033 (a)(d)	1,642	1,749
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 7.739% 3/25/2050 (a)(c)(d)	2,562	2,618
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (a)(c)(d)	1,615	1,667
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.374% 11/25/2053 (a)(c)(d)	2,699	3,077
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (a)(c)(d)	8,866	8,915
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.974% 5/25/2055 (a)(c)(d)	2,421	2,432
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 7.624% 1/25/2051 (a)(c)(d)	910	941
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.669% 11/5/2038 (a)(c)(d)	6,121	6,139
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(c)(d)	6,218	6,237
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (a)(c)(d)	14,407	14,514
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.642% 2/15/2042 (a)(c)(d)	1,626	1,623
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.191% 2/15/2042 (a)(c)(d)	1,824	1,823
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(c)	434	447
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.75% 9/15/2042 (a)(c)(d)	15,083	15,130
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.491% 5/15/2039 (a)(c)(d)	1,943	1,941
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.015% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(c)(f)	8,900	8,887
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.70% 1/15/2039 (a)(c)(d)	3,000	2,993
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (a)(c)(d)	9,787	9,714
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.09% 2/15/2042 (a)(c)(d)	13,246	13,194
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (a)	6,702	6,579
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.355% 8/15/2050 (a)(d)	1,582	1,488
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(c)(d)	2,072	2,093
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (a)(d)	3,000	2,961
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (a)(d)	1,997	2,078
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class B, 6.541% 1/15/2058 (a)(d)	10,000	10,539
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (a)(d)	1,723	1,811
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (a)(d)	2,000	2,075
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.874% 9/15/2058 (a)(d)	56	54

25	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (a)(c)(d)	USD 1,440	$1,451
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(c)(d)	594	604
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(c)(d)	5,875	5,917
		709,552

Collateralized mortgage-backed obligations (privately originated) 3.53%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(c)(f)	3,187	3,192
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(c)(d)	1,425	1,415
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(d)	969	954
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	448	447
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	5,672	5,568
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(c)(f)	2,181	2,175
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.389% 10/25/2039 (a)(c)(d)	14,489	14,709
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, (30-day Average USD-SOFR + 0.114%) 6.989% 1/25/2040 (a)(c)(d)	9,656	9,824
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.239% 1/25/2040 (a)(c)(d)	22,212	22,634
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (a)(c)(d)	813	853
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (a)(c)(d)	1,618	1,619
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(c)	8,951	8,677
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 5.374% 10/25/2041 (a)(c)(d)	634	636
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (a)(c)(d)	3,672	3,675
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.089% 1/25/2050 (a)(c)(d)	3,055	3,399
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.589% 3/25/2050 (a)(c)(d)	360	437
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.339% 6/25/2050 (a)(c)(d)	8,401	10,770
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.989% 8/25/2050 (a)(c)(d)	8,110	10,825
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.702% 10/25/2050 (a)(c)(d)	7,475	10,367
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.274% 11/25/2050 (a)(c)(d)	13,730	16,810
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.524% 12/25/2050 (a)(c)(d)	4,360	5,034
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(c)(f)	9,383	9,185
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(c)(d)	12,740	13,094
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(c)(d)	6,390	6,502
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(c)	698	664
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(c)(d)	642	605
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(c)	889	844
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(c)	6,229	5,942
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 9/17/2042 (4.00% on 1/17/2026) (a)(c)(f)	22,321	21,796
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(c)(f)	3,510	3,403
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (a)(c)(d)	12,246	12,296
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.20% 10/17/2041 (a)(c)(d)	6,667	6,695
Tricon Residential Trust, Series 2025-SFR2, Class A, 5.20% 8/17/2044 (a)(c)	14,447	14,594
		229,640
Total mortgage-backed obligations		2,740,199

Capital Group Fixed Income ETF Trust	26

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes 30.73%
Financials 6.50%
AerCap Ireland Capital DAC 1.75% 1/30/2026	USD 150	$150
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	EUR 520	668
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	300	374
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (f)	105	124
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	USD 71	73
American International Group, Inc. 5.45% 5/7/2035	6,112	6,369
Aon Corp. 3.90% 2/28/2052	2,567	1,931
Aon North America, Inc. 5.45% 3/1/2034	2,525	2,625
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (c)	3,740	3,902
Aretec Group, Inc. 7.50% 4/1/2029 (c)	175	177
Aretec Group, Inc. 10.00% 8/15/2030 (c)	319	345
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	1,080	1,025
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (f)	1,000	910
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (f)	4,110	4,233
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	1,080	1,153
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (f)	2,425	2,525
BlackRock Funding, Inc. 5.25% 3/14/2054	2,190	2,101
Blackstone Private Credit Fund 5.95% 7/16/2029	4,456	4,548
Block, Inc. 5.625% 8/15/2030 (c)	1,410	1,439
Block, Inc. 6.50% 5/15/2032	2,200	2,289
Block, Inc. 6.00% 8/15/2033 (c)	3,025	3,107
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (c)(f)	200	197
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (c)(f)	7,615	8,132
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (c)	1,725	1,788
Brown & Brown, Inc. 5.25% 6/23/2032	4,644	4,760
Brown & Brown, Inc. 5.55% 6/23/2035	5,629	5,775
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (c)(f)	2,837	2,916
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	1,700	1,769
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	3,251	3,462
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (f)	1,674	1,763
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (f)	675	723
Chubb INA Holdings, LLC 5.00% 3/15/2034	6,865	7,026
Chubb INA Holdings, LLC 4.90% 8/15/2035	1,470	1,477
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	1,238	1,110
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	415	380
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (f)	1,087	1,184
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034) (f)	100	104
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	1,788	1,874
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	15,590	15,955
Coinbase Global, Inc. 3.625% 10/1/2031 (c)	1,000	892
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (c)	4,828	4,482
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (c)	2,141	1,930
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (c)(f)	600	601
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (f)	943	958
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	750	801
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	2,525	2,577
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (f)	EUR 100	121
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	3,050	3,811
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	USD 150	155
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (f)	415	375
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (f)	7,555	8,035
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (f)	6,404	6,582
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (f)	14,180	14,082
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (f)	4,293	3,366
Goldman Sachs Group, Inc. 5.734% 1/25/2056 (USD-SOFR + 1.696% on 1/28/2055) (f)	1,450	1,467
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (c)	6,450	6,461
Howden UK Refinance PLC 7.25% 2/15/2031 (c)	425	438
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (f)	600	622
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	5,356	5,528

27	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (f)	USD 1,665	$1,670
IIFL Finance, Ltd. 8.75% 7/24/2028 (c)	4,685	4,813
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027) (f)	375	375
ION Platform Finance US, Inc. 8.75% 5/1/2029 (c)	12,270	12,443
ION Platform Finance US, Inc. 9.50% 5/30/2029 (c)	7,094	7,191
ION Platform Finance US, Inc. 9.00% 8/1/2029 (c)	9,550	9,445
ION Platform Finance US, Inc. 7.875% 9/30/2032 (c)	2,390	2,271
Jane Street Group, LLC 6.75% 5/1/2033 (c)	1,315	1,374
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)	6,650	6,631
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	30	27
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	13,469	14,137
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (f)	7,450	7,400
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	950	938
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	13,114	13,290
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,570	8,257
Mastercard, Inc. 4.55% 1/15/2035	2,525	2,526
MetLife, Inc. 5.375% 7/15/2033	300	316
Metropolitan Life Global Funding I 5.15% 3/28/2033 (c)	2,522	2,596
Metropolitan Life Global Funding I 5.05% 1/8/2034 (c)	4,105	4,189
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (f)	471	472
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	160	164
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	289	293
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (f)	1,411	1,453
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034) (f)	463	481
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (f)	4,581	4,870
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (f)	22,484	22,294
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (f)	1,750	1,840
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (f)	1,063	1,052
Navient Corp. 5.50% 3/15/2029	1,620	1,609
Navient Corp. 5.625% 8/1/2033	21,874	20,018
OneMain Finance Corp. 7.50% 5/15/2031	6,398	6,736
OneMain Finance Corp. 7.125% 11/15/2031	5,305	5,542
OneMain Finance Corp. 7.125% 9/15/2032	4,460	4,639
Osaic Holdings, Inc. 8.00% 8/1/2033 (c)	1,170	1,223
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	EUR 210	272
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (f)	1,900	2,360
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	USD 6,045	6,844
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	273	288
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (f)	10,481	10,846
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	2,550	2,660
Starwood Property Trust, Inc. 5.75% 1/15/2031 (c)	2,785	2,818
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	276	285
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (f)	1,880	1,871
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (f)	5,035	5,165
Synchrony Financial 7.25% 2/2/2033	6,199	6,664
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (f)	5,070	5,218
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	1,755	1,814
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,972	2,099
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	6,832	7,190
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (f)	3,048	3,017
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	25	27
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (f)	4,115	4,347
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (f)	8,660	9,004
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (c)(f)	2,520	2,341
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	1,050	1,062
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	9,843	10,321
		422,835

Capital Group Fixed Income ETF Trust	28

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Health care 3.65%
AbbVie, Inc. 5.05% 3/15/2034	USD 10,199	$10,485
AbbVie, Inc. 5.35% 3/15/2044	625	618
AbbVie, Inc. 5.50% 3/15/2064	1,164	1,132
Amgen, Inc. 5.25% 3/2/2030	623	647
Amgen, Inc. 4.20% 3/1/2033	7,270	7,109
Amgen, Inc. 5.25% 3/2/2033	6,653	6,889
Amgen, Inc. 4.875% 3/1/2053	725	639
Amgen, Inc. 5.65% 3/2/2053	14,652	14,357
Amgen, Inc. 5.75% 3/2/2063	6,000	5,859
Ascension Health 4.923% 11/15/2035	1,635	1,638
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,725	1,786
Baxter International, Inc. 5.65% 12/15/2035	6,028	6,103
Baxter International, Inc. 3.132% 12/1/2051	7,009	4,415
Bristol-Myers Squibb Co. 5.20% 2/22/2034	846	880
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	326
Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,973	6,853
Centene Corp. 2.50% 3/1/2031	8,250	7,129
Centene Corp. 2.625% 8/1/2031	2,141	1,843
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (c)	75	71
Cigna Group (The) 5.25% 1/15/2036	4,100	4,177
Cigna Group (The) 6.00% 1/15/2056	2,000	2,058
CVS Health Corp. 1.875% 2/28/2031	50	44
CVS Health Corp. 5.45% 9/15/2035	13,688	14,016
CVS Health Corp. 6.00% 6/1/2044	3,100	3,118
CVS Health Corp. 6.05% 6/1/2054	7,410	7,372
CVS Health Corp. 6.20% 9/15/2055	9,659	9,814
CVS Health Corp. 6.00% 6/1/2063	1,210	1,174
CVS Health Corp. 6.25% 9/15/2065	1,500	1,511
DaVita, Inc. 6.75% 7/15/2033 (c)	300	311
Elevance Health, Inc. 5.00% 1/15/2036	8,500	8,453
Elevance Health, Inc. 4.55% 5/15/2052	203	169
Elevance Health, Inc. 5.70% 9/15/2055	3,000	2,941
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (c)	2,455	2,598
Gilead Sciences, Inc. 5.25% 10/15/2033	650	683
Gilead Sciences, Inc. 5.10% 6/15/2035	4,558	4,673
Grifols SA 7.50% 5/1/2030	EUR 2,500	3,094
HCA, Inc. 3.625% 3/15/2032	USD 79	75
Humana, Inc. 5.75% 4/15/2054	4,267	4,033
Molina Healthcare, Inc. 6.50% 2/15/2031 (c)	2,555	2,627
Owens & Minor, Inc. 4.50% 3/31/2029 (c)	1,400	951
Owens & Minor, Inc. 6.25% 4/1/2030 (c)	8,345	5,333
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,686
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	10,936	10,362
Sotera Health Holdings, LLC 7.375% 6/1/2031 (c)	1,700	1,785
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	9,434	9,613
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,337	1,354
Tenet Healthcare Corp. 6.75% 5/15/2031	200	208
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	460	456
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,121	1,125
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	982	1,020
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,473	4,527
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,432
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,338	2,695
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	2,664	2,798
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	6,890	7,153
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	227
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,526
UnitedHealth Group, Inc. 5.30% 6/15/2035	13,166	13,637
UnitedHealth Group, Inc. 5.50% 7/15/2044	4,770	4,738

29	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
UnitedHealth Group, Inc. 4.75% 5/15/2052	USD 455	$393
UnitedHealth Group, Inc. 5.95% 6/15/2055	11,517	11,834
Viatris, Inc. 4.00% 6/22/2050	1,022	681
		237,254

Energy 3.44%
3R Lux SARL 9.75% 2/5/2031 (c)	585	603
APA Corp. 5.25% 2/1/2042	615	524
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (c)	2,565	2,582
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (c)	1,050	1,089
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (c)	1,660	1,719
Blue Racer Midstream, LLC 7.00% 7/15/2029 (c)	675	707
Borr IHC, Ltd. 10.00% 11/15/2028 (c)	1,814	1,826
Borr IHC, Ltd. 10.375% 11/15/2030 (c)	505	504
Cheniere Energy, Inc. 4.625% 10/15/2028	175	175
Civitas Resources, Inc. 8.375% 7/1/2028 (c)	1,625	1,676
Civitas Resources, Inc. 8.625% 11/1/2030 (c)	4,025	4,221
Civitas Resources, Inc. 8.75% 7/1/2031 (c)	4,445	4,617
Civitas Resources, Inc. 9.625% 6/15/2033 (c)	630	681
CNX Resources Corp. 7.375% 1/15/2031 (c)	185	192
CNX Resources Corp. 7.25% 3/1/2032 (c)	5,171	5,401
Comstock Resources, Inc. 5.875% 1/15/2030 (c)	4,207	4,095
ConocoPhillips Co. 3.80% 3/15/2052	5,420	4,000
Constellation Oil Services Holding SA 9.375% 11/7/2029 (c)	4,290	4,466
Crescent Energy Finance, LLC 9.25% 2/15/2028 (c)	846	875
Crescent Energy Finance, LLC 7.625% 4/1/2032 (c)	1,440	1,397
Crescent Energy Finance, LLC 7.375% 1/15/2033 (c)	6,979	6,627
Devon Energy Corp. 5.75% 9/15/2054	2,270	2,087
Diamondback Energy, Inc. 5.15% 1/30/2030	731	753
Diamondback Energy, Inc. 5.40% 4/18/2034	4,428	4,535
Diamondback Energy, Inc. 5.75% 4/18/2054	3,367	3,185
Diamondback Energy, Inc. 5.90% 4/18/2064	1,777	1,679
Ecopetrol SA 7.75% 2/1/2032	3,750	3,864
Ecopetrol SA 8.875% 1/13/2033	3,408	3,642
Ecopetrol SA 8.375% 1/19/2036	6,055	6,235
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (c)	1,055	1,023
EQT Corp. 7.50% 6/1/2030	25	28
EQT Corp. 4.75% 1/15/2031	1,994	2,008
Expand Energy Corp. 5.875% 2/1/2029 (c)	425	425
Expand Energy Corp. 6.75% 4/15/2029 (c)	860	865
Exxon Mobil Corp. 3.452% 4/15/2051	3,405	2,446
Genesis Energy, LP 8.25% 1/15/2029	1,017	1,065
Genesis Energy, LP 7.875% 5/15/2032	2,200	2,295
GeoPark, Ltd. 8.75% 1/31/2030 (c)	4,750	4,441
Global Partners, LP 8.25% 1/15/2032 (c)	285	301
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (c)	845	874
Harvest Midstream I, LP 7.50% 9/1/2028 (c)	75	76
Hilcorp Energy I, LP 6.00% 4/15/2030 (c)	135	132
Hilcorp Energy I, LP 6.25% 4/15/2032 (c)	5,812	5,492
Hilcorp Energy I, LP 8.375% 11/1/2033 (c)	4,210	4,317
Kodiak Gas Services, LLC 6.50% 10/1/2033 (c)	995	1,017
Kodiak Gas Services, LLC 6.75% 10/1/2035 (c)	995	1,024
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (c)	825	818
Leviathan Bond, Ltd. 6.75% 6/30/2030 (c)	650	662
Matador Resources Co. 6.25% 4/15/2033 (c)	2,080	2,091
MPLX, LP 5.40% 9/15/2035	1,637	1,650
Murphy Oil Corp. 6.00% 10/1/2032	675	675
MV24 Capital BV 6.748% 6/1/2034	625	620
Nabors Industries, Inc. 8.875% 8/15/2031 (c)	3,160	3,068
NFE Financing, LLC 12.00% 11/15/2029 (c)(g)	19,686	5,709

Capital Group Fixed Income ETF Trust	30

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
NGL Energy Operating, LLC 8.125% 2/15/2029 (c)	USD 773	$803
NGL Energy Operating, LLC 8.375% 2/15/2032 (c)	2,020	2,093
Noble Finance II, LLC 8.00% 4/15/2030 (c)	3,425	3,560
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (c)	1,215	1,228
ONEOK, Inc. 4.00% 7/13/2027	50	50
ONEOK, Inc. 6.35% 1/15/2031	40	43
Permian Resources Operating, LLC 7.00% 1/15/2032 (c)	285	298
Petroleos Mexicanos 8.75% 6/2/2029	3,175	3,406
Petroleos Mexicanos 6.84% 1/23/2030	6,696	6,804
Petroleos Mexicanos 5.95% 1/28/2031	7,960	7,709
Petroleos Mexicanos 6.70% 2/16/2032	3,950	3,942
Petroleos Mexicanos 10.00% 2/7/2033	2,300	2,667
Petroleos Mexicanos 6.375% 1/23/2045	35	28
Petroleos Mexicanos 6.75% 9/21/2047	305	251
Petroleos Mexicanos 6.35% 2/12/2048	77	60
Petroleos Mexicanos 7.69% 1/23/2050	110	99
Petroleos Mexicanos 6.95% 1/28/2060	381	310
Pluspetrol SA 8.50% 5/30/2032 (c)	3,407	3,467
Raizen Fuels Finance SA 6.70% 2/25/2037 (c)	4,230	3,424
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (c)	3,198	3,263
Seadrill Finance, Ltd. 8.375% 8/1/2030 (c)	210	219
Shell Finance US, Inc. 2.75% 4/6/2030	75	71
Shell Finance US, Inc. 3.00% 11/26/2051 (c)	4,726	3,044
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (c)	1,360	1,411
Sunoco, LP 7.00% 5/1/2029 (c)	1,250	1,304
Sunoco, LP 4.50% 4/30/2030	150	147
Sunoco, LP 5.625% 3/15/2031 (c)	595	600
Sunoco, LP 7.25% 5/1/2032 (c)	2,551	2,699
Sunoco, LP 6.25% 7/1/2033 (c)	1,340	1,373
Sunoco, LP 5.875% 3/15/2034 (c)	630	630
Talos Production, Inc. 9.00% 2/1/2029 (c)	705	735
Talos Production, Inc. 9.375% 2/1/2031 (c)	1,685	1,761
Targa Resources Corp. 5.65% 2/15/2036	1,990	2,046
TotalEnergies Capital SA 5.488% 4/5/2054	760	735
Transocean Aquila, Ltd. 8.00% 9/30/2028 (c)	897	923
Transocean International, Ltd. 8.75% 2/15/2030 (c)	509	532
Transocean International, Ltd. 7.875% 10/15/2032 (c)	645	677
Transocean, Inc. 8.25% 5/15/2029 (c)	1,180	1,190
Transocean, Inc. 8.50% 5/15/2031 (c)	1,210	1,199
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (c)	1,630	1,697
USA Compression Partners, LP 7.125% 3/15/2029 (c)	1,340	1,388
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (c)	1,549	1,569
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (c)	2,019	1,839
Venture Global LNG, Inc. 8.125% 6/1/2028 (c)	750	760
Venture Global LNG, Inc. 8.375% 6/1/2031 (c)	6,193	6,162
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (c)	1,025	1,044
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (c)	5,125	5,540
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (c)	2,875	2,946
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (c)	1,200	1,227
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (c)	2,400	2,629
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (c)	2,325	2,383
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (c)	3,775	3,884
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (c)	4,400	4,402
Vital Energy, Inc. 7.875% 4/15/2032 (c)	1,955	1,928
Weatherford International, Ltd. 8.625% 4/30/2030 (c)	46	47
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (c)	2,195	2,221
		223,546

Communication services 2.84%
Alphabet, Inc. 4.375% 11/15/2032	878	881

31	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Alphabet, Inc. 4.70% 11/15/2035	USD 2,416	$2,418
Altice France 6.50% 3/15/2032 (c)	350	336
Altice France 6.875% 7/15/2032 (c)	2,650	2,543
AT&T, Inc. 2.55% 12/1/2033	1,850	1,579
AT&T, Inc. 3.50% 9/15/2053	2,270	1,520
AT&T, Inc. 3.55% 9/15/2055	1,200	800
CCO Holdings, LLC 4.75% 2/1/2032 (c)	1,789	1,636
CCO Holdings, LLC 4.50% 5/1/2032	800	719
CCO Holdings, LLC 4.50% 6/1/2033 (c)	2,785	2,441
CCO Holdings, LLC 4.25% 1/15/2034 (c)	2,967	2,526
Charter Communications Operating, LLC 4.40% 4/1/2033	890	839
Charter Communications Operating, LLC 6.65% 2/1/2034	580	611
Charter Communications Operating, LLC 4.80% 3/1/2050	6,383	4,800
Charter Communications Operating, LLC 3.70% 4/1/2051	19,541	12,349
Charter Communications Operating, LLC 3.90% 6/1/2052	13,413	8,669
Charter Communications Operating, LLC 5.25% 4/1/2053	18,648	14,773
Charter Communications Operating, LLC 6.70% 12/1/2055	3,100	2,975
Comcast Corp. 2.887% 11/1/2051	4,085	2,391
Comcast Corp. 5.65% 6/1/2054	6,574	6,167
Connect Finco SARL 9.00% 9/15/2029 (c)	12,280	13,041
DIRECTV Financing, LLC 8.875% 2/1/2030 (c)	2,675	2,710
DISH Network Corp. 11.75% 11/15/2027 (c)	1,450	1,510
EchoStar Corp. 10.75% 11/30/2029	3,478	3,849
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (c)	711	713
Gray Media, Inc. 10.50% 7/15/2029 (c)	5,311	5,720
Gray Media, Inc. 4.75% 10/15/2030 (c)	140	109
Gray Media, Inc. 5.375% 11/15/2031 (c)	1,829	1,373
Gray Media, Inc. 9.625% 7/15/2032 (c)	1,390	1,444
Lindblad Expeditions, LLC 7.00% 9/15/2030 (c)	1,070	1,117
Meta Platforms, Inc. 4.875% 11/15/2035	9,519	9,510
Meta Platforms, Inc. 5.50% 11/15/2045	2,343	2,276
Meta Platforms, Inc. 4.45% 8/15/2052	725	590
Meta Platforms, Inc. 5.40% 8/15/2054	5,813	5,413
Meta Platforms, Inc. 5.625% 11/15/2055	6,901	6,629
Meta Platforms, Inc. 5.75% 11/15/2065	2,408	2,299
News Corp. 3.875% 5/15/2029 (c)	369	358
Sirius XM Radio, LLC 4.00% 7/15/2028 (c)	944	924
Sirius XM Radio, LLC 4.125% 7/1/2030 (c)	1,950	1,856
Sirius XM Radio, LLC 3.875% 9/1/2031 (c)	12,939	11,924
Snap, Inc. 6.875% 3/1/2033 (c)	5,340	5,538
T-Mobile USA, Inc. 5.15% 4/15/2034	150	153
T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,251
T-Mobile USA, Inc. 5.75% 1/15/2054	252	247
Univision Communications, Inc. 8.00% 8/15/2028 (c)	3,460	3,586
Univision Communications, Inc. 4.50% 5/1/2029 (c)	5,802	5,578
Univision Communications, Inc. 7.375% 6/30/2030 (c)	8,006	8,166
Univision Communications, Inc. 8.50% 7/31/2031 (c)	7,014	7,333
Univision Communications, Inc. 9.375% 8/1/2032 (c)	2,400	2,581
Verizon Communications, Inc. 1.75% 1/20/2031	300	264
Verizon Communications, Inc. 5.25% 4/2/2035	240	244
Verizon Communications, Inc. 5.371% 7/2/2037 (c)	40	40
Verizon Communications, Inc. 2.85% 9/3/2041	52	37
Verizon Communications, Inc. 3.55% 3/22/2051	200	142
Verizon Communications, Inc. 3.875% 3/1/2052	782	580
Verizon Communications, Inc. 2.987% 10/30/2056	337	201
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	4,738	3,346
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	158	104
		184,729

Capital Group Fixed Income ETF Trust	32

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer discretionary 2.57%
Advance Auto Parts, Inc. 3.90% 4/15/2030	USD 1,555	$1,429
Advance Auto Parts, Inc. 3.50% 3/15/2032	6,670	5,684
Advance Auto Parts, Inc. 7.375% 8/1/2033 (c)	5,641	5,667
Allied Universal Holdco, LLC 4.625% 6/1/2028 (c)	802	791
Allied Universal Holdco, LLC 6.875% 6/15/2030 (c)	5,235	5,454
Amazon.com, Inc. 3.95% 4/13/2052	400	312
AutoNation, Inc. 5.89% 3/15/2035	7,200	7,466
Caesars Entertainment, Inc. 6.50% 2/15/2032 (c)	2,000	2,050
Carnival Corp. 5.125% 5/1/2029 (c)	1,945	1,968
Carnival Corp. 7.00% 8/15/2029 (c)	4,420	4,641
Carnival Corp. 5.75% 3/15/2030 (c)	6,807	7,006
Carnival Corp. 6.125% 2/15/2033 (c)	9,365	9,675
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (c)	465	499
Fertitta Entertainment, LLC 4.625% 1/15/2029 (c)	350	340
Ford Motor Co. 3.25% 2/12/2032	940	829
Ford Motor Co. 6.10% 8/19/2032	770	794
Ford Motor Co. 4.75% 1/15/2043	995	789
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	605
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,461
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,727
Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,070
Ford Motor Credit Co., LLC 5.918% 3/20/2028	4,926	5,043
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,000	1,049
Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	250
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,010	4,301
Ford Motor Credit Co., LLC 5.73% 9/5/2030	4,241	4,308
Ford Motor Credit Co., LLC 6.054% 11/5/2031	7,666	7,863
Ford Motor Credit Co., LLC 6.532% 3/19/2032	2,469	2,583
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,578	1,696
Ford Motor Credit Co., LLC 6.125% 3/8/2034	2,347	2,386
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,456	2,545
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	74
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,223
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,003	2,033
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,482	2,589
General Motors Financial Co., Inc. 6.15% 7/15/2035	3,561	3,754
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	4,000	3,627
Genting New York, LLC 7.25% 10/1/2029 (c)	625	641
Gildan Activewear, Inc. 5.40% 10/7/2035 (c)	1,290	1,288
Great Canadian Gaming Corp. 8.75% 11/15/2029 (c)	1,275	1,289
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (c)	600	574
Home Depot, Inc. 4.95% 6/25/2034	1,150	1,177
Home Depot, Inc. 4.65% 9/15/2035	2,997	2,972
Home Depot, Inc. 5.40% 6/25/2064	8,221	7,873
Hyundai Capital America 1.65% 9/17/2026 (c)	100	98
International Game Technology PLC 5.25% 1/15/2029 (c)	650	651
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (c)	1,335	1,316
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (c)	1,350	1,429
Lithia Motors, Inc. 3.875% 6/1/2029 (c)	308	298
Lithia Motors, Inc. 4.375% 1/15/2031 (c)	900	866
Macy’s Retail Holdings, LLC 5.875% 3/15/2030 (c)	17	17
McDonald’s Corp. 4.95% 3/3/2035	778	789
Newell Brands, Inc. 8.50% 6/1/2028 (c)	1,265	1,328
Newell Brands, Inc. 6.375% 5/15/2030	3,841	3,756
Newell Brands, Inc. 6.625% 5/15/2032	8,813	8,562
Newell Brands, Inc. 7.375% 4/1/2036	2,045	1,923
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (c)	1,200	1,197
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (c)	8,469	9,007
Party City Holdings, Inc. 0% 8/27/2030 (h)	148	3
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (c)	400	403
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	5,001	5,024
Sonic Automotive, Inc. 4.875% 11/15/2031 (c)	3,463	3,360

33	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Universal Entertainment Corp. 9.875% 8/1/2029 (c)	USD 3,130	$3,074
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (c)	514	557
ZF North America Capital, Inc. 6.75% 4/23/2030 (c)	1,090	1,078
		167,131

Utilities 2.31%
Aegea Finance SARL 9.00% 1/20/2031 (c)	2,063	2,185
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (c)	187	176
Alabama Power Co. 5.85% 11/15/2033	300	323
Comision Federal de Electricidad 6.45% 1/24/2035 (c)	1,685	1,736
Duke Energy Corp. 6.10% 9/15/2053	300	311
Edison International 4.125% 3/15/2028	250	247
Edison International 5.25% 11/15/2028	339	344
Edison International 5.25% 3/15/2032	7,636	7,645
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (f)	4,905	5,152
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (c)(f)	1,325	1,546
Florida Power & Light Co. 5.30% 6/15/2034	150	157
Florida Power & Light Co. 5.30% 4/1/2053	60	57
Florida Power & Light Co. 5.60% 6/15/2054	2,300	2,312
Florida Power & Light Co. 5.70% 3/15/2055	1,825	1,853
Jersey Central Power & Light Co. 5.10% 1/15/2035	450	455
Long Ridge Energy, LLC 8.75% 2/15/2032 (c)	4,085	4,352
NiSource, Inc. 5.40% 6/30/2033	250	259
Pacific Gas and Electric Co. 3.15% 1/1/2026	40	40
Pacific Gas and Electric Co. 4.65% 8/1/2028	600	605
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	752
Pacific Gas and Electric Co. 3.25% 6/1/2031	200	186
Pacific Gas and Electric Co. 6.15% 1/15/2033	400	425
Pacific Gas and Electric Co. 6.40% 6/15/2033	5,485	5,926
Pacific Gas and Electric Co. 5.80% 5/15/2034	375	390
Pacific Gas and Electric Co. 5.70% 3/1/2035	2,930	3,014
Pacific Gas and Electric Co. 4.95% 7/1/2050	9,705	8,214
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,980	11,472
Pacific Gas and Electric Co. 6.70% 4/1/2053	8,779	9,277
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,750	1,685
Pacific Gas and Electric Co. 6.15% 3/1/2055	6,670	6,630
PacifiCorp 5.45% 2/15/2034	5,538	5,620
PacifiCorp 5.35% 12/1/2053	6,047	5,317
PacifiCorp 5.50% 5/15/2054	5,351	4,786
PacifiCorp 5.80% 1/15/2055	8,880	8,293
PG&E Corp. 5.25% 7/1/2030	546	542
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	9,375	9,770
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	200	206
Southern California Edison Co. 5.20% 6/1/2034	8,262	8,311
Southern California Edison Co. 4.00% 4/1/2047	485	364
Southern California Edison Co. 3.65% 2/1/2050	1,947	1,363
Southern California Edison Co. 2.95% 2/1/2051	11,940	7,292
Southern California Edison Co. 3.45% 2/1/2052	11,030	7,340
Southern California Edison Co. 5.75% 4/15/2054	1,260	1,187
Southern California Edison Co. 5.90% 3/1/2055	6,061	5,859
Southern California Edison Co. 6.20% 9/15/2055	1,780	1,795
Talen Energy Supply, LLC 8.625% 6/1/2030 (c)	1,567	1,660
YPF Energia Electrica SA 7.875% 10/16/2032 (c)	2,790	2,802
		150,233

Capital Group Fixed Income ETF Trust	34

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer staples 2.15%
Albertsons Cos., Inc. 5.50% 3/31/2031 (c)	USD 3,750	$3,794
Albertsons Cos., Inc. 5.75% 3/31/2034 (c)	5,400	5,429
Altria Group, Inc. 5.25% 8/6/2035	2,420	2,451
B&G Foods, Inc. 5.25% 9/15/2027	400	392
BAT Capital Corp. 2.259% 3/25/2028	100	96
BAT Capital Corp. 4.742% 3/16/2032	450	454
BAT Capital Corp. 4.625% 3/22/2033	1,095	1,089
BAT Capital Corp. 6.421% 8/2/2033	673	743
BAT Capital Corp. 6.00% 2/20/2034	7,832	8,389
BAT Capital Corp. 5.625% 8/15/2035	10,888	11,347
BAT Capital Corp. 4.758% 9/6/2049	1,551	1,314
BAT Capital Corp. 5.65% 3/16/2052	929	879
BAT Capital Corp. 7.081% 8/2/2053	9,514	10,798
Coca-Cola Co. 5.20% 1/14/2055	1,995	1,925
Constellation Brands, Inc. 4.35% 5/9/2027	326	327
Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,691
Constellation Brands, Inc. 4.90% 5/1/2033	886	891
Coty, Inc. 6.625% 7/15/2030 (c)	490	504
Coty, Inc. 5.60% 1/15/2031 (c)	5,049	5,100
Imperial Brands Finance PLC 5.875% 7/1/2034 (c)	4,740	4,959
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	38
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	2,399	2,405
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (c)	905	413
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (c)	250	238
Mars, Inc. 5.20% 3/1/2035 (c)	16,346	16,807
Mars, Inc. 5.65% 5/1/2045 (c)	2,039	2,057
Mars, Inc. 5.70% 5/1/2055 (c)	10,520	10,487
Mars, Inc. 5.80% 5/1/2065 (c)	730	734
Minerva Luxembourg SA 8.875% 9/13/2033 (c)	2,030	2,221
Mondelez International, Inc. 5.125% 5/6/2035	1,140	1,167
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,388
Philip Morris International, Inc. 5.375% 2/15/2033	400	419
Philip Morris International, Inc. 5.625% 9/7/2033	9,650	10,252
Philip Morris International, Inc. 5.25% 2/13/2034	6,230	6,442
Philip Morris International, Inc. 4.90% 11/1/2034	11,383	11,480
Philip Morris International, Inc. 4.625% 10/29/2035	5,207	5,096
Post Holdings, Inc. 4.625% 4/15/2030 (c)	650	633
Post Holdings, Inc. 6.25% 2/15/2032 (c)	540	555
Post Holdings, Inc. 6.375% 3/1/2033 (c)	4,000	4,044
		139,448

Information technology 1.95%
ams-OSRAM AG 12.25% 3/30/2029 (c)	2,365	2,524
Analog Devices, Inc. 2.95% 10/1/2051	3,353	2,184
Broadcom, Inc. 5.15% 11/15/2031	2,302	2,389
Broadcom, Inc. 4.80% 10/15/2034	3,822	3,831
Broadcom, Inc. 5.20% 7/15/2035	4,480	4,592
Broadcom, Inc. 3.187% 11/15/2036 (c)	450	382
Broadcom, Inc. 4.926% 5/15/2037 (c)	4,426	4,370
Cisco Systems, Inc. 5.05% 2/26/2034	3,000	3,088
Cisco Systems, Inc. 5.10% 2/24/2035	1,590	1,635
Cloud Software Group, Inc. 9.00% 9/30/2029 (c)	8,115	8,457
Cloud Software Group, Inc. 8.25% 6/30/2032 (c)	5,043	5,273
CommScope Technologies, LLC 5.00% 3/15/2027 (c)	1,500	1,498
CommScope, LLC 4.75% 9/1/2029 (c)	304	304
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (c)	4,000	4,267
Intel Corp. 3.05% 8/12/2051	750	462
Intel Corp. 5.60% 2/21/2054	4,850	4,481
Microchip Technology, Inc. 5.05% 2/15/2030	2,541	2,594
Micron Technology, Inc. 6.05% 11/1/2035	6,510	6,949

35	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
NCR Atleos Corp. 9.50% 4/1/2029 (c)	USD 900	$977
Oracle Corp. 5.50% 8/3/2035	7,556	7,408
Oracle Corp. 5.20% 9/26/2035	14,200	13,610
Oracle Corp. 3.95% 3/25/2051	450	296
Oracle Corp. 5.95% 9/26/2055	2,900	2,571
Roper Technologies, Inc. 4.90% 10/15/2034	2,525	2,520
Roper Technologies, Inc. 5.10% 9/15/2035	3,785	3,815
Synopsys, Inc. 5.15% 4/1/2035	3,100	3,152
Synopsys, Inc. 5.70% 4/1/2055	9,060	8,997
UKG, Inc. 6.875% 2/1/2031 (c)	2,150	2,212
Unisys Corp. 10.625% 1/15/2031 (c)	7,016	7,193
Viasat, Inc. 5.625% 4/15/2027 (c)	410	411
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)(j)	1,211	1,320
WULF Compute, LLC 7.75% 10/15/2030 (c)	2,845	2,933
X.AI Corp. 12.50% 6/30/2030	9,400	10,029
		126,724

Real estate 1.92%
Boston Properties, LP 2.55% 4/1/2032	2,281	1,992
Boston Properties, LP 2.45% 10/1/2033	6,752	5,589
Boston Properties, LP 6.50% 1/15/2034	3,766	4,057
Boston Properties, LP 5.75% 1/15/2035	8,049	8,283
Equinix, Inc. 3.40% 2/15/2052	4,250	2,920
Highwoods Realty, LP 5.35% 1/15/2033	5,100	5,108
Howard Hughes Corp. (The) 4.125% 2/1/2029 (c)	930	904
Howard Hughes Corp. (The) 4.375% 2/1/2031 (c)	4,147	3,952
Hudson Pacific Properties, LP 3.25% 1/15/2030	4,230	3,580
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,925	2,855
Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,642	4,379
Kennedy-Wilson, Inc. 5.00% 3/1/2031	10,785	10,152
Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,231
Kilroy Realty, LP 6.25% 1/15/2036	3,959	4,095
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,160	1,188
MPT Operating Partnership, LP 5.00% 10/15/2027	8,263	8,009
MPT Operating Partnership, LP 3.50% 3/15/2031	425	309
MPT Operating Partnership, LP 8.50% 2/15/2032 (c)	9,855	10,532
Piedmont Operating Partnership, LP 5.625% 1/15/2033	1,262	1,276
Prologis, LP 5.125% 1/15/2034	3,375	3,471
Prologis, LP 5.00% 3/15/2034	2,780	2,836
Prologis, LP 5.00% 1/31/2035	747	757
Prologis, LP 5.25% 3/15/2054	580	551
Service Properties Trust 8.00% 9/30/2027 (c)	940	851
Service Properties Trust 3.95% 1/15/2028	1,554	1,468
Service Properties Trust 8.375% 6/15/2029	9,002	9,058
Service Properties Trust 4.95% 10/1/2029	5,550	4,842
Service Properties Trust 4.375% 2/15/2030	10,082	8,551
Service Properties Trust 8.625% 11/15/2031 (c)	8,015	8,435
Trust 2401 7.70% 1/23/2032 (c)	226	250
Trust Fibra Uno 7.70% 1/23/2032 (c)	451	495
VICI Properties, LP 4.125% 8/15/2030 (c)	250	242
VICI Properties, LP 5.125% 5/15/2032	930	937
VICI Properties, LP 5.625% 4/1/2035	1,668	1,704
		124,859

Materials 1.84%
Ball Corp. 6.00% 6/15/2029	200	206
Ball Corp. 5.50% 9/15/2033	5,390	5,499
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	321
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,546	1,608

Capital Group Fixed Income ETF Trust	36

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Braskem Netherlands Finance BV 8.75% 1/12/2031 (c)	USD 1,530	$600
Braskem Netherlands Finance BV 7.25% 2/13/2033	6,107	2,370
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)	475	184
Braskem Netherlands Finance BV 8.00% 10/15/2034 (c)	6,715	2,606
Braskem Netherlands Finance BV 8.00% 10/15/2034	750	291
Braskem Netherlands Finance BV 5.875% 1/31/2050	150	52
Celanese US Holdings, LLC 6.85% 11/15/2028	1,194	1,250
Celanese US Holdings, LLC 6.50% 4/15/2030	6,634	6,673
Celanese US Holdings, LLC 7.00% 2/15/2031	685	702
Celanese US Holdings, LLC 6.879% 7/15/2032	1,921	2,001
Celanese US Holdings, LLC 7.20% 11/15/2033	6,775	7,163
Celanese US Holdings, LLC 7.375% 2/15/2034	1,565	1,591
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)	1,755	1,816
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (c)	2,723	2,822
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (c)	600	578
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (c)	5,675	5,991
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (c)	4,250	4,424
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (c)	2,600	2,719
Consolidated Energy Finance SA 12.00% 2/15/2031 (c)	5,800	4,108
Dow Chemical Co. (The) 5.35% 3/15/2035	1,849	1,833
Dow Chemical Co. (The) 5.65% 3/15/2036	9,566	9,530
Dow Chemical Co. (The) 5.55% 11/30/2048	571	503
Dow Chemical Co. (The) 3.60% 11/15/2050	2,070	1,338
Dow Chemical Co. (The) 6.90% 5/15/2053	107	110
Dow Chemical Co. (The) 5.60% 2/15/2054	6,082	5,292
Dow Chemical Co. (The) 5.95% 3/15/2055	941	857
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (c)	6,245	6,584
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (c)(f)(i)	2,117	1,207
FXI Holdings, Inc. 11.00% 11/15/2030 (c)	3,620	3,258
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (c)	113	102
JH North America Holdings, Inc. 5.875% 1/31/2031 (c)	665	680
JH North America Holdings, Inc. 6.125% 7/31/2032 (c)	645	662
LSB Industries, Inc. 6.25% 10/15/2028 (c)	383	384
LYB International Finance III, LLC 5.125% 1/15/2031	203	204
LYB International Finance III, LLC 5.50% 3/1/2034	1,461	1,445
LYB International Finance III, LLC 6.15% 5/15/2035	690	707
LYB International Finance III, LLC 5.875% 1/15/2036	1,185	1,180
Magnera Corp. 7.25% 11/15/2031 (c)	6,550	6,437
Minera Mexico, SA de CV, 5.625% 2/12/2032 (c)	2,700	2,797
NOVA Chemicals Corp. 4.25% 5/15/2029 (c)	1,385	1,356
PT Krakatau Posco 6.375% 6/11/2029	2,900	2,997
Quikrete Holdings, Inc. 6.75% 3/1/2033 (c)	880	920
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	1,165	1,187
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (c)	742	745
Sealed Air Corp. 6.125% 2/1/2028 (c)	607	617
Stillwater Mining Co. 4.00% 11/16/2026 (j)	600	596
Vale Overseas, Ltd. 6.40% 6/28/2054	4,035	4,122
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (c)(f)	3,050	3,054
Veritiv Operating Co. 10.50% 11/30/2030 (c)	930	1,001
Westlake Corp. 5.55% 11/15/2035	2,254	2,255
		119,535

Industrials 1.55%
Ambipar Lux SARL 9.875% 2/6/2031 (c)	800	180
Ambipar Lux SARL 10.875% 2/5/2033 (c)	1,575	279
Amentum Holdings, Inc. 7.25% 8/1/2032 (c)	1,440	1,519
BAE Systems PLC 5.30% 3/26/2034 (c)	2,264	2,345
Boeing Co. (The) 2.75% 2/1/2026	115	115
Boeing Co. (The) 3.625% 2/1/2031	1,642	1,578

37	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.388% 5/1/2031	USD 1,201	$1,304
Boeing Co. (The) 5.705% 5/1/2040	655	669
Boeing Co. (The) 5.805% 5/1/2050	10,412	10,257
Boeing Co. (The) 6.858% 5/1/2054	5,472	6,150
Boeing Co. (The) 5.93% 5/1/2060	1,200	1,178
Canadian Pacific Railway Co. 5.20% 3/30/2035	1,150	1,184
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,745	1,823
Canadian Pacific Railway, Co. 3.00% 12/2/2041	880	660
Clean Harbors, Inc. 6.375% 2/1/2031 (c)	73	75
Clean Harbors, Inc. 5.75% 10/15/2033 (c)	1,630	1,675
CoreLogic, Inc. 4.50% 5/1/2028 (c)	300	295
Embraer Netherlands Finance BV 5.98% 2/11/2035	510	542
EquipmentShare.com, Inc. 8.625% 5/15/2032 (c)	1,880	1,988
EquipmentShare.com, Inc. 8.00% 3/15/2033 (c)	3,380	3,561
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (c)	3,000	3,051
Herc Holdings, Inc. 6.625% 6/15/2029 (c)	1,340	1,396
Herc Holdings, Inc. 7.00% 6/15/2030 (c)	1,905	2,006
Herc Holdings, Inc. 5.75% 3/15/2031 (c)	1,545	1,569
Herc Holdings, Inc. 7.25% 6/15/2033 (c)	1,110	1,178
Herc Holdings, Inc. 6.00% 3/15/2034 (c)	1,615	1,638
Honeywell International, Inc. 5.00% 3/1/2035	3,750	3,821
Icahn Enterprises, LP 6.25% 5/15/2026	833	835
Icahn Enterprises, LP 5.25% 5/15/2027	3,130	3,089
Icahn Enterprises, LP 9.75% 1/15/2029	9,078	9,062
Icahn Enterprises, LP 10.00% 11/15/2029 (c)	1,615	1,616
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (c)	685	708
LATAM Airlines Group SA 7.875% 4/15/2030 (c)	830	874
Norfolk Southern Corp. 4.45% 3/1/2033	78	78
Norfolk Southern Corp. 5.35% 8/1/2054	4,524	4,325
Paychex, Inc. 5.60% 4/15/2035	385	403
QXO Building Products, Inc. 6.75% 4/30/2032 (c)	2,955	3,089
Regal Rexnord Corp. 6.30% 2/15/2030	2,060	2,184
Regal Rexnord Corp. 6.40% 4/15/2033	2,197	2,364
RTX Corp. 2.82% 9/1/2051	925	578
RTX Corp. 5.375% 2/27/2053	1,117	1,079
Sabre GLBL, Inc. 11.125% 7/15/2030 (c)	2,300	1,910
Science Applications International Corp. 5.875% 11/1/2033 (c)	925	938
TransDigm, Inc. 6.25% 1/31/2034 (c)	800	831
TransDigm, Inc. 6.75% 1/31/2034 (c)	2,550	2,658
Union Pacific Corp. 5.10% 2/20/2035	1,736	1,792
Union Pacific Corp. 2.95% 3/10/2052	1,885	1,204
Union Pacific Corp. 4.95% 5/15/2053	5,361	4,892
Union Pacific Corp. 5.60% 12/1/2054	270	270
Verisk Analytics, Inc. 5.125% 2/15/2036	3,956	3,984
		100,799

Municipals 0.01%
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(h)	589	589
Total corporate bonds and notes		1,997,682
U.S. Treasury bonds & notes 15.90%
U.S. Treasury 15.61%
U.S. Treasury 4.875% 4/30/2026	46,247	46,443
U.S. Treasury 4.125% 10/31/2026	6,325	6,352
U.S. Treasury 4.625% 6/15/2027	30,490	30,979
U.S. Treasury 3.625% 8/31/2027	67,339	67,487
U.S. Treasury 3.50% 9/30/2027	3,310	3,311
U.S. Treasury 3.375% 11/30/2027	44	44
U.S. Treasury 3.375% 12/31/2027	101,501	101,307
U.S. Treasury 4.25% 2/15/2028	28,213	28,647

Capital Group Fixed Income ETF Trust	38

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.50% 12/15/2028	USD 9,739	$9,728
U.S. Treasury 4.00% 5/31/2030	81,744	82,798
U.S. Treasury 3.625% 8/31/2030	4,600	4,584
U.S. Treasury 3.625% 10/31/2030	10,500	10,459
U.S. Treasury 3.625% 12/31/2030	107,225	106,734
U.S. Treasury 3.875% 12/31/2032	35,813	35,670
U.S. Treasury 4.00% 11/15/2035	8,246	8,134
U.S. Treasury 4.625% 2/15/2040	9,900	10,023
U.S. Treasury 4.75% 2/15/2041	38,980	39,738
U.S. Treasury 4.625% 11/15/2044	78,355	76,898
U.S. Treasury 4.875% 8/15/2045	6,400	6,462
U.S. Treasury 4.625% 11/15/2045	153,002	149,703
U.S. Treasury 4.75% 5/15/2055 (k)	171,312	168,725
U.S. Treasury 4.75% 8/15/2055	20,870	20,563
		1,014,789

U.S. Treasury inflation-protected securities 0.29%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (l)	18,794	18,942
Total U.S. Treasury bonds & notes		1,033,731
Asset-backed obligations 7.25%
Other asset-backed securities 3.02%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(c)	2,065	2,071
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (a)(c)	800	803
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (a)(c)	3,660	3,686
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(c)	4,786	4,904
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(c)	713	722
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(c)	544	549
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(c)	486	309
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(c)	8,561	8,709
Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032 (a)(c)	7,083	7,110
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(c)	6,632	6,664
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(c)	3,237	3,297
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(c)	3,811	3,870
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(c)	8,719	8,785
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(c)	7,968	7,989
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(c)	5,696	5,712
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (a)(c)	11,834	12,045
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(c)	5,734	5,766
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(c)	1,023	1,033
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	156	131
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (a)(c)	8,617	8,733
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(c)	8,464	8,500
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(c)	2,648	2,669
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(c)	28,811	29,003
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(c)	1,824	1,829
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(c)	1,002	1,005
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(c)	7,274	7,481
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(c)	2,489	2,500
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(c)	866	897
SCF Equipment Trust, LLC, Series 2025-2A, Class B, 4.51% 6/20/2036 (a)(c)	9,044	9,092
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(c)	4,283	4,316
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(c)	1,041	1,051
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (a)(c)	2,556	2,564
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(c)	1,775	1,701
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(c)	1,719	1,634
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(c)	3,042	2,914
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(c)	7,791	7,838
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(c)	965	912
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	1,807	1,817

39	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(c)	USD 771	$800
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(c)	2,042	2,053
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (a)(c)	2,333	2,358
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(c)	1,653	1,674
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(c)	432	433
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(c)	640	642
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(c)	1,563	1,575
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(c)	3,000	3,081
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(c)	3,000	3,099
		196,326

Auto loan 2.28%
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(c)	7,281	7,437
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(c)	1,922	1,925
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027 (a)(c)	1,596	1,604
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028 (a)(c)	3,333	3,406
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(c)	2,369	2,465
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029 (a)(c)	890	934
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(c)	1,155	1,187
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029 (a)(c)	4,000	4,206
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(c)	1,994	2,051
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(c)	3,081	3,168
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028 (a)(c)	924	925
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(c)	700	730
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(c)	1,500	1,556
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(c)	2,777	2,749
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032 (a)(c)	303	303
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(c)	1,000	1,000
Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034 (a)(c)	5,769	5,977
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(c)	2,919	2,972
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	19	19
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(c)	4,000	4,458
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(c)	848	926
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(c)	1,022	1,110
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(c)	3,010	3,256
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(c)	5,403	5,885
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(c)	4,799	5,007
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (a)	4,431	4,466
Exeter Automobile Receivables Trust, Series 2025-5A, Class E, 7.15% 6/15/2033 (a)(c)	3,159	3,175
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028 (a)(c)	2,335	2,352
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(c)	950	1,015
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(c)	1,900	2,053
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(c)	1,170	1,223
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (a)(c)	2,200	2,211
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(c)	672	677
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(c)	300	293
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(c)	2,389	2,343
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029 (a)(c)	2,167	2,255
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(c)	3,950	4,167
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(c)	5,000	4,930
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(c)	4,947	5,032
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(c)	2,121	2,152
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(c)	5,746	5,881
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(c)	1,966	1,989
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(c)	1,368	1,372
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(c)	537	543
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(c)	1,912	1,910
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(c)	1,196	1,119
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(c)	294	294
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(c)	8,785	8,871

Capital Group Fixed Income ETF Trust	40

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	USD 796	$812
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (a)	5,526	5,553
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(c)	5,182	5,193
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(c)	6,000	6,116
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027 (a)(c)	1,109	1,112
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(c)	3,798	3,859
		148,224

Credit card 0.99%
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (a)(c)	11,000	11,040
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(c)	5,000	5,033
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(c)	765	774
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	2,021	2,034
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029 (a)(c)	1,996	2,007
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (a)(c)	7,000	7,037
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(c)	3,176	3,193
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(c)	2,701	2,711
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(c)	2,418	2,419
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(c)	4,000	4,001
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	10,363	10,442
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(c)	1,658	1,671
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(c)	996	1,001
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(c)	953	954
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(c)	9,789	9,898
		64,215

Student loan 0.96%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(c)	4,723	4,780
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(c)	4,506	4,557
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(c)	17,528	17,716
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(c)	1,331	1,214
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(c)	678	618
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (a)(c)	2,490	2,551
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(c)	14,080	14,304
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(c)	82	79
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(c)	8,883	9,595
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(c)	5,000	5,205
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(c)	1,790	1,837
		62,456
Total asset-backed obligations		471,221
Bonds & notes of governments & government agencies outside the U.S. 1.53%
Panama 0.12%
Panama (Republic of) 2.252% 9/29/2032	1,800	1,491
Panama (Republic of) 4.50% 4/1/2056	6,130	4,616
Panama (Republic of) 4.50% 4/16/2050	1,200	930
Panama (Republic of) 7.50% 3/1/2031	315	350
Panama (Republic of) 7.875% 3/1/2057	260	304
		7,691

Egypt 0.29%
Egypt (Arab Republic of) 8.50% 1/31/2047	5,663	5,572
Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,706
Egypt (Arab Republic of) 7.50% 2/16/2061	10,330	9,018
Egypt (Arab Republic of) 8.15% 11/20/2059	600	565

41	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (continued)
Egypt (Arab Republic of) 8.75% 9/30/2051	USD 1,050	$1,054
Egypt (Arab Republic of) 5.875% 2/16/2031	600	602
Egypt (Arab Republic of) 5.80% 9/30/2027	200	203
		18,720

Dominican Republic 0.03%
Dominican Republic (Government of) 5.875% 1/30/2060	2,280	2,038

Honduras 0.03%
Honduras (Republic of) 5.625% 6/24/2030	2,070	2,058

Nigeria 0.04%
Nigeria (Republic of) 7.875% 2/16/2032	2,350	2,461

Turkey 0.05%
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	480	482
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	2,700	2,758
		3,240

Senegal 0.10%
Senegal (Republic of) 6.75% 3/13/2048	8,800	4,771
Senegal (Republic of) 6.75% 3/13/2048	3,439	1,864
		6,635

Chile 0.01%
Chile (Republic of) 2.45% 1/31/2031	400	367
Chile (Republic of) 4.34% 3/7/2042	200	178
		545

United Arab Emirates 0.00%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (c)	300	267

India 0.00%
Export-Import Bank of India 2.25% 1/13/2031 (c)	250	226

Mexico 0.48%
United Mexican States 4.75% 4/27/2032	860	839
United Mexican States 6.00% 5/7/2036	5,510	5,597
United Mexican States 6.875% 5/13/2037	4,140	4,428
United Mexican States 5.85% 7/2/2032	445	458
United Mexican States 6.625% 1/29/2038	2,165	2,264
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (c)	17,336	17,680
		31,266

South Africa 0.04%
South Africa (Republic of) 5.875% 4/20/2032	1,003	1,035
South Africa (Republic of) 7.10% 11/19/2036 (c)	1,150	1,237
		2,272

Capital Group Fixed Income ETF Trust	42

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Colombia 0.27%
Colombia (Republic of) 8.00% 4/20/2033	USD 430	$463
Colombia (Republic of) 7.50% 2/2/2034	4,710	4,922
Colombia (Republic of) 8.00% 11/14/2035	3,185	3,402
Colombia (Republic of) 7.75% 11/7/2036	8,044	8,399
		17,186

Peru 0.07%
Peru (Republic of) 5.875% 8/8/2054	1,275	1,266
Peru (Republic of) 5.50% 3/30/2036	3,310	3,380
		4,646
Total bonds & notes of governments & government agencies outside the U.S.		99,251
Loans 0.27%
Information technology 0.10%
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (d)(m)	950	953
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (d)(j)(m)	75	75
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (d)(m)	260	255
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (d)(m)	2,105	2,102
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (d)(m)	3,295	3,288
		6,673

Communication services 0.07%
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (d)(m)	14	14
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (d)(m)	4,286	4,218
		4,232

Health care 0.05%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (d)(m)	1,462	1,453
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (d)(m)	2,025	1,959
		3,412

Industrials 0.04%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (d)(m)	3,077	2,862

Municipals 0.01%
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (h)(i)(m)	634	634
Total loans		17,813
Municipals 0.06%
California 0.02%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,080	1,101

Puerto Rico 0.04%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (g)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (g)	20	13
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (g)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (g)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (g)	190	127
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (g)	265	177
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (g)	210	140
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (g)	20	13
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (g)	75	50

43	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (g)	USD 10	$7
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (g)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (g)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (g)	20	13
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (g)	400	268
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (g)	65	44
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (g)	220	147
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (g)	55	37
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (g)	165	111
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (g)	610	409
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (g)	330	221
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (g)	65	44
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (g)	355	238
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (g)	100	67
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (f)(g)	465	310
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (g)	70	47
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (g)	650	434
		3,000

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (c)(g)	863	86
Total municipals		4,187
Total bonds, notes & other debt instruments (cost: $6,313,796,000)		6,364,084
Common stocks 0.00%	Shares
Energy 0.00%
New Fortress Energy, Inc., Class A (n)	89,859	102

Industrials 0.00%
AM BidCo Holdings, LLC (h)(n)	35	— (b)
Total common stocks (cost: $1,115,000)		102
Short-term securities 5.14%
Money market investments 5.14%
Capital Group Central Cash Fund 3.79% (o)(p)	3,339,593	333,993
Total short-term securities (cost: $333,895,000)		333,993
Total investment securities 103.03% (cost: $6,648,806,000)		6,698,179

Other assets less liabilities (3.03)%	(196,807)
Net assets 100.00%	$6,501,372

Capital Group Fixed Income ETF Trust	44

Capital Group Core Plus Income ETF  (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	11,460	3/31/2026	USD2,392,723	$(665)
5 Year U.S. Treasury Note Futures	Long	3,628	3/31/2026	396,557	(1,027)
10 Year U.S. Treasury Note Futures	Long	579	3/20/2026	65,101	(416)
10 Year Ultra U.S. Treasury Note Futures	Short	5,483	3/20/2026	(630,631)	1,906
30 Year U.S. Treasury Bond Futures	Long	1,505	3/20/2026	173,969	(2,345)
30 Year Ultra U.S. Treasury Bond Futures	Long	295	3/20/2026	34,810	(547)
					$(3,094)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	10,099	EUR	8,570	Citibank	1/27/2026	$17
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.863%	Annual	SOFR	Annual	10/29/2026	USD250,000	$723	$—	$723
3.787%	Annual	SOFR	Annual	6/12/2027	152,000	908	—	908
3.7315%	Annual	SOFR	Annual	6/20/2027	156,000	825	—	825
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	(52)	—	(52)
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	3,223	—	3,223
3.7675%	Annual	SOFR	Annual	12/3/2029	31,000	427	—	427
3.439%	Annual	SOFR	Annual	6/17/2031	176,250	(295)	—	(295)
3.4357%	Annual	SOFR	Annual	6/17/2031	205,222	(535)	—	(535)
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	1,188	—	1,188
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	1,488	—	1,488
SOFR	Annual	3.7917%	Annual	6/17/2036	225,282	530	—	530
SOFR	Annual	3.803%	Annual	6/17/2036	195,000	442	—	442
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	8	—	8
3.7575%	Annual	SOFR	Annual	12/3/2044	12,000	(625)	—	(625)
4.1386%	Annual	SOFR	Annual	6/17/2056	54,821	(166)	—	(166)
4.146%	Annual	SOFR	Annual	6/17/2056	47,500	(200)	—	(200)
						$7,889	$—	$7,889

45	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.14%
Money market investments 5.14%
Capital Group Central Cash Fund 3.79% (o)	$295,735	$2,333,140	$2,294,892	$(40)	$50	$333,993	$22,381
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030	6/23/2023	$1,172	$1,320	0.02%
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	580	596	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (d)	9/12/2023	74	75	0.01
		$1,826	$1,991	0.04%

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,877,364,000, which represented 28.88% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Purchased on a TBA basis.
(f)	Step bond; coupon rate may change at a later date.
(g)	Scheduled interest and/or principal payment was not received.
(h)	Value determined using significant unobservable inputs.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $ 24,807,000, which represented 0.38% of the net assets of the fund.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $17,813,000, which represented 0.27% of the net assets of the fund.

(n)	Non-income producing.
(o)	Rate represents the seven-day yield at 12/31/2025.
(p)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	46

Capital Group High Yield Bond ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 87.36%	Principal amount (000)	Value (000)
Corporate bonds and notes 85.77%
Energy 13.45%
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	USD 338	$350
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	750	743
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	634	685
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	375	356
Global Partners, LP 7.125% 7/1/2033 (a)	312	319
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	349	101
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	60	59
Occidental Petroleum Corp. 6.60% 3/15/2046	175	182
Occidental Petroleum Corp. 6.05% 10/1/2054	115	110
Petrobras Global Finance BV 5.125% 9/10/2030	350	343
Petroleos Mexicanos 5.95% 1/28/2031	435	421
Sunoco, LP 4.50% 5/15/2029	870	855
Sunoco, LP 5.625% 3/15/2031 (a)	45	45
Sunoco, LP 5.875% 3/15/2034 (a)	45	45
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(c)	120	123
Talos Production, Inc. 9.00% 2/1/2029 (a)	305	318
Transocean International, Ltd. 7.875% 10/15/2032 (a)	20	21
Transocean, Inc. 8.50% 5/15/2031 (a)	140	139
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	650	672
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	75	76
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	364	373
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	217	222
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	253	260
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	325	333
		7,151

Communication services 13.43%
Altice France 6.50% 3/15/2032 (a)	255	245
CCO Holdings, LLC 5.125% 5/1/2027 (a)	100	100
CCO Holdings, LLC 4.25% 2/1/2031 (a)	587	540
CCO Holdings, LLC 4.75% 2/1/2032 (a)	550	503
CCO Holdings, LLC 4.25% 1/15/2034 (a)	489	416
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	146	146
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	181	190
Connect Finco SARL 9.00% 9/15/2029 (a)	343	364
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	373	375
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	150	152
Discovery Communications, LLC 4.125% 5/15/2029	75	73
DISH Network Corp. 11.75% 11/15/2027 (a)	104	108
EchoStar Corp. 10.75% 11/30/2029	308	341
EchoStar Corp. 6.75% Cash 11/30/2030 (d)	165	169
Gray Media, Inc. 10.50% 7/15/2029 (a)	301	324
Gray Media, Inc. 9.625% 7/15/2032 (a)	45	47
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	65	68
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	369	366
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	421	412
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	244	232
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	426	393
Univision Communications, Inc. 4.50% 5/1/2029 (a)	615	591
Univision Communications, Inc. 9.375% 8/1/2032 (a)	78	84
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	145	150
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	104	103
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	50	49
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	350	308
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	39	28
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	405	268
		7,145

47	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer discretionary 12.33%
Acushnet Co. 5.625% 12/1/2033 (a)	USD 25	$25
Advance Auto Parts, Inc. 3.50% 3/15/2032	122	104
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	200	221
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	755	782
Carnival Corp. 5.125% 5/1/2029 (a)	40	41
Flutter Treasury DAC 5.875% 6/4/2031 (a)	458	465
Flutter Treasury DAC 6.125% 6/4/2031	GBP 100	136
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD 200	203
Ford Motor Credit Co., LLC 6.532% 3/19/2032	260	272
Ford Motor Credit Co., LLC 6.125% 3/8/2034	200	203
Genting New York, LLC 7.25% 10/1/2029 (a)	650	667
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	270	273
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	380	375
Levi Strauss & Co. 3.50% 3/1/2031 (a)	725	678
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	743	719
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (a)	450	418
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	243	258
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	243	258
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	86	77
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	250	246
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	134	137
		6,558

Financials 11.22%
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	322	317
Asurion, LLC 8.00% 12/31/2032 (a)	225	234
Block, Inc. 5.625% 8/15/2030 (a)	85	87
Block, Inc. 3.50% 6/1/2031	530	499
Block, Inc. 6.50% 5/15/2032	292	304
Brown & Brown, Inc. 5.55% 6/23/2035	362	371
Cipher Compute, LLC 7.125% 11/15/2030 (a)	145	148
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	393	375
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	206	191
FS KKR Capital Corp. 6.125% 1/15/2031	150	146
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	297	301
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	285	289
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	200	190
Jane Street Group, LLC 6.75% 5/1/2033 (a)	125	131
Navient Corp. 7.875% 6/15/2032	805	843
OneMain Finance Corp. 7.125% 9/15/2032	945	983
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	31	32
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	23	24
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	250	253
Voyager Parent, LLC 9.25% 7/1/2032 (a)	234	248
		5,966

Health care 9.13%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	400	416
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	223	221
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	175	157
DaVita, Inc. 6.75% 7/15/2033 (a)	860	892
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	281	297
IQVIA, Inc. 6.25% 6/1/2032 (a)	725	759
Medline Borrower, LP 6.25% 4/1/2029 (a)	895	926
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	335	228
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	142	137
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	140	146
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	650	675
		4,854

Capital Group Fixed Income ETF Trust	48

Capital Group High Yield Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Industrials 6.72%
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	USD 394	$409
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	690	721
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	145	147
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	383	398
Science Applications International Corp. 5.875% 11/1/2033 (a)	45	46
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	222	227
TransDigm, Inc. 6.375% 5/31/2033 (a)	395	406
TransDigm, Inc. 6.25% 1/31/2034 (a)	245	254
TransDigm, Inc. 6.75% 1/31/2034 (a)	150	156
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	775	810
		3,574

Materials 6.41%
AmeriTex HoldCo Intermediate, LLC, 7.625% 8/15/2033 (a)	146	154
Celanese US Holdings, LLC 7.00% 2/15/2031	60	62
Century Aluminum Co. 6.875% 8/1/2032 (a)	130	134
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	635	658
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	85	89
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	255	269
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	655	669
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	222	227
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	177	186
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	545	582
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	70	70
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	105	106
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	187	201
		3,407

Information technology 5.24%
ams-OSRAM AG 12.25% 3/30/2029 (a)	150	160
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	145	147
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	473	495
CommScope, LLC 7.125% 7/1/2028 (a)	249	250
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	219	234
Fair Isaac Corp. 6.00% 5/15/2033 (a)	348	358
Hughes Satellite Systems Corp. 5.25% 8/1/2026	75	72
Hughes Satellite Systems Corp. 6.625% 8/1/2026	98	90
Intel Corp. 3.05% 8/12/2051	45	28
Intel Corp. 5.60% 2/21/2054	73	67
UKG, Inc. 6.875% 2/1/2031 (a)	338	348
Unisys Corp. 10.625% 1/15/2031 (a)	250	256
Viasat, Inc. 7.50% 5/30/2031 (a)	78	74
WULF Compute, LLC 7.75% 10/15/2030 (a)	200	206
		2,785

Real estate 3.88%
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	790	753
Kennedy-Wilson, Inc. 4.75% 3/1/2029	186	181
Kennedy-Wilson, Inc. 4.75% 2/1/2030	166	157
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	301	322
Service Properties Trust 8.00% 9/30/2027 (a)	85	77
Service Properties Trust 3.95% 1/15/2028	104	98
Service Properties Trust 8.625% 11/15/2031 (a)	312	328
Service Properties Trust 8.875% 6/15/2032	150	148
		2,064

49	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer staples 2.38%
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	USD 170	$172
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	175	176
Coty, Inc. 5.60% 1/15/2031 (a)	25	25
Post Holdings, Inc. 6.25% 2/15/2032 (a)	870	895
		1,268

Utilities 1.58%
PG&E Corp. 5.00% 7/1/2028	172	172
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	630	667
		839
Total corporate bonds and notes		45,611
Loans 1.59%
Information technology 0.76%
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (e)(f)	170	167
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (e)(f)	225	224
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (e)(f)	15	15
		406

Communication services 0.45%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (e)(f)	135	135
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (e)(f)	105	105
		240

Consumer discretionary 0.28%
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (e)(f)	150	150

Industrials 0.10%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (e)(f)	55	51
Total loans		847
Total bonds, notes & other debt instruments (cost: $45,880,000)		46,458
Convertible bonds & notes 3.09%
Information technology 0.73%
Macom Technology Solutions Holdings, convertible notes, 0.25% 3/15/2026	85	177
Super Micro Computer, Inc., convertible notes, 0% 6/15/2030 (a)	111	94
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (a)	98	116
		387

Communication services 0.66%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (d)	72	239
Spotify USA, Inc., convertible notes, 0% 3/15/2026	99	113
		352

Real estate 0.57%
Ventas Realty, LP, convertible notes, 3.75% 6/1/2026	104	147
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (a)	79	155
		302

Capital Group Fixed Income ETF Trust	50

Capital Group High Yield Bond ETF  (continued)
Convertible bonds & notes (continued)	Principal amount (000)	Value (000)

Utilities 0.52%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (a)	USD 150	$152
Southern Co. (The), convertible notes, 4.50% 6/15/2027	114	122
		274

Health care 0.25%
Halozyme Therapeutics, Inc. convertible notes, 1.00% 8/15/2028	101	134

Financials 0.18%
Coinbase Global, Inc., convertible notes, 0.25% 4/1/2030	95	97

Industrials 0.18%
Axon Enterprise, Inc., convertible notes, 0.50% 12/15/2027	38	96
Total convertible bonds & notes (cost: $1,575,000)		1,642
Convertible stocks 0.26%	Shares
Industrials 0.26%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,000	138
Total convertible stocks (cost: $132,000)		138
Common stocks 0.26%
Consumer discretionary 0.26%
Carnival Corp. (g)	4,581	140
Total common stocks (cost: $120,000)		140
Short-term securities 7.41%
Money market investments 7.41%
Capital Group Central Cash Fund 3.79% (h)(i)	39,417	3,942
Total short-term securities (cost: $3,941,000)		3,942
Total investment securities 98.38% (cost: $51,648,000)		52,320

Other assets less liabilities 1.62%	860
Net assets 100.00%	$53,180
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	16	3/31/2026	USD3,341	$(1)
5 Year U.S. Treasury Note Futures	Long	15	3/31/2026	1,639	(5)
					$(6)

51	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF  (continued)
Investments in affiliates (i)

	Value at 6/24/2025(j) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 7.41%
Money market investments 7.41%
Capital Group Central Cash Fund 3.79% (h)	$—	$17,812	$13,870	$(1)	$1	$3,942	$97

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $37,064,000, which represented
69.70% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Step bond; coupon rate may change at a later date.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $847,000, which represented 1.59% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Non-income producing.
(h)	Rate represents the seven-day yield at 12/31/2025.
(i)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Commencement of operations.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
GBP = British pounds
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	52

Capital Group International Bond ETF (USD-Hedged)
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 97.68%	Principal amount (000)	Value (000)
Euros 29.08%
Agence Francaise de Developpement 2.75% 9/30/2030	EUR 500	$580
Albania (Republic of) 4.75% 2/14/2035	200	238
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	100	118
Amprion Gmbh 3.875% 6/5/2036	400	469
AT&T, Inc. 1.60% 5/19/2028	270	310
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (a)	200	247
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	300	363
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	390	456
Belgium (Kingdom of), Series 101, 3.50% 6/22/2055	370	376
BHP Billiton Finance, Ltd. 3.643% 9/4/2035	300	348
BMS Ireland Capital Funding DAC 2.973% 11/10/2030	321	376
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	100	115
Bulgaria (Republic of) 3.375% 7/18/2035	245	284
CaixaBank SA 1.25% 6/18/2031 (5-year EUR Mid-Swap + 1.63% on 6/18/2026) (a)	300	351
Colombia (Republic of) 3.75% 9/19/2028	610	712
Deutsche Bank AG 4.00% 7/12/2028 (3-month EUR-EURIBOR + 0.95% on 7/12/2027) (a)	300	359
Deutsche Bank AG 3.375% 2/13/2031 (3-month EUR-EURIBOR + 1.25% on 2/13/2030) (a)	300	353
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	600	689
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	400	468
Equinor ASA 1.375% 5/22/2032	250	263
European Financial Stability Facility 2.875% 2/13/2034	740	858
European Financial Stability Facility 3.375% 8/30/2038	500	584
European Union 2.50% 10/14/2030	955	1,116
European Union 2.75% 12/13/2032	1,105	1,288
European Union 3.375% 12/12/2035	1,500	1,789
European Union 3.75% 10/12/2045	450	522
European Union 4.00% 10/12/2055	195	226
French Republic O.A.T. 2.70% 2/25/2031	1,164	1,358
French Republic O.A.T. 2.00% 11/25/2032	325	355
French Republic O.A.T. 1.25% 5/25/2034	990	985
French Republic O.A.T. 3.75% 5/25/2056	250	259
Germany (Federal Republic of) 2.10% 4/12/2029	2,355	2,753
Germany (Federal Republic of) 1.80% 8/15/2053	1,129	937
Germany (Federal Republic of) 2.50% 8/15/2054	427	415
Greece (Hellenic Republic of) 1.75% 6/18/2032	100	109
Greece (Hellenic Republic of) 4.375% 7/18/2038	700	881
Iberdrola SA 1.874% 12/31/2079 (5-year EUR Mid-Swap + 2.321% on 4/28/2026) (a)	200	235
Indonesia (Republic of) 0.90% 2/14/2027	225	259
Italy (Republic of) 0.50% 7/15/2028	250	281
Italy (Republic of) 3.35% 7/1/2029	750	905
Italy (Republic of) 3.25% 11/15/2032	5,450	6,457
Italy (Republic of) 3.85% 7/1/2034	1,930	2,354
Italy (Republic of) 3.65% 8/1/2035	2,332	2,784
Italy (Republic of) 4.45% 9/1/2043	290	358
Italy (Republic of) 4.50% 10/1/2053	215	259
McDonald’s Corp. 0.25% 10/4/2028 (b)	100	110
Mizuho Financial Group, Inc. 0.47% 9/6/2029 (3-month EUR-EURIBOR + 0.718% on 9/6/2028) (a)	475	525
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031) (a)	375	432
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	100	131
New York Life Global Funding 3.625% 1/9/2030 (b)	500	600
Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	100	117
Orange 3.50% 5/19/2035	300	348
Philip Morris International, Inc. 2.75% 6/6/2029	320	374
Philip Morris International, Inc. 0.80% 8/1/2031	150	154
Portugal Republic 3.00% 6/15/2035	560	650
Prologis Euro Finance, LLC 4.00% 5/5/2034	200	240
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	200	235
Spain (Kingdom of) 3.10% 7/30/2031	700	837
Spain (Kingdom of) 3.20% 10/31/2035	250	292

53	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029) (a)	EUR 210	$261
TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027) (a)	520	604
Toyota Finance Australia, Ltd. 2.676% 1/16/2029	625	731
Treasury Corp. of Victoria 3.625% 9/29/2040	400	461
United Mexican States 3.50% 9/19/2029	430	505
Verallia SAS 3.875% 11/4/2032	300	344
		43,753
British pounds 9.19%
United Kingdom 0.875% 10/22/2029	GBP 8,809	10,675
United Kingdom 4.50% 3/7/2035	250	338
United Kingdom 0.625% 7/31/2035	2,965	2,811
		13,824
Chinese yuan renminbi 8.71%
China (People’s Republic of), Series INBK, 1.43% 1/25/2030	CNY 26,860	3,824
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	56,420	8,351
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,850	244
China Development Bank, 1.54% 6/13/2030	4,870	691
		13,110
Japanese yen 6.96%
Japan, Series 181, 1.30% 9/20/2030	JPY 387,050	2,444
Japan, Series 380, 1.70% 9/20/2035	134,750	835
Japan, Series 21, 2.30% 12/20/2035	40,000	261
Japan, Series 194, 2.70% 9/20/2045	210,000	1,294
Japan, Series 68, 0.60% 9/20/2050	443,300	1,553
Japan, Series 84, 2.10% 9/20/2054	160,000	784
Japan, Series 88, 3.20% 9/20/2055	532,850	3,301
		10,472
Canadian dollars 5.95%
Canada (Government) 4.00% 3/1/2029	CAD 2,100	1,587
Canada (Government) 2.75% 9/1/2030	7,725	5,577
Canada (Government) 3.25% 6/1/2035	998	719
CPPIB Capital, Inc. 4.00% 6/2/2035	500	369
Ontario (Province of) 3.95% 12/2/2035	950	696
		8,948
Malaysian ringgits 4.41%
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR 3,090	767
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,880	474
Malaysia (Federation of), Series 0125, 3.336% 5/15/2030	2,700	668
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	13,090	3,308
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	2,100	533
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	3,470	891
		6,641
Brazilian reais 4.22%
Brazil (Federative Republic of) 0% 1/1/2026	BRL 2,938	536
Brazil (Federative Republic of) 0% 4/1/2026	6,452	1,139
Brazil (Federative Republic of) 0% 7/1/2026	2,430	415

Capital Group Fixed Income ETF Trust	54

Capital Group International Bond ETF (USD-Hedged)  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Brazilian reais (continued)
Brazil (Federative Republic of) 0% 1/1/2029	BRL 17,035	$2,144
Brazil (Federative Republic of) 10.00% 1/1/2031	12,102	1,941
Brazil (Federative Republic of) 6.00% 8/15/2050	1,062	169
		6,344
Australian dollars 3.77%
Australia (Commonwealth of) 1.00% 12/21/2030	AUD 4,918	2,803
Australia (Commonwealth of) 4.25% 12/21/2035	849	545
New South Wales Treasury Corp. 5.25% 2/24/2038	2,143	1,392
Treasury Corp. of Victoria 5.50% 9/15/2039	1,435	935
		5,675
South Korean won 3.62%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW 672,890	463
South Korea (Republic of), Series 2903, 3.25% 3/10/2029	826,800	577
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	6,049,940	4,414
		5,454
Hungarian forints 2.37%
Hungary (Republic of) 3.00% 8/21/2030	HUF 1,341,390	3,562
New Zealand dollars 1.68%
New Zealand 4.25% 5/15/2036	NZD 4,475	2,523
Philippine pesos 1.49%
International Bank for Reconstruction & Development 4.93% 11/3/2032	PHP 31,600	531
Philippines (Republic of) 6.25% 2/28/2029	17,900	310
Philippines (Republic of) 6.75% 9/15/2032	62,000	1,103
Philippines (Republic of) 6.375% 4/28/2035	17,500	305
		2,249
Czech korunas 1.22%
Czech Republic 5.75% 3/29/2029	CZK 35,750	1,841
Chilean pesos 0.79%
Chile (Republic of) 6.00% 4/1/2033	CLP 1,025,000	1,187
Norwegian kroner 0.71%
Norway (Kingdom of) 3.75% 6/12/2035	NOK 11,090	1,067
Colombian pesos 0.51%
Colombia (Republic of), Series B, 7.75% 9/18/2030	COP 2,050,100	446
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,076,100	203
Colombia (Republic of), Series B, 11.75% 1/24/2035	459,700	114
		763
Mexican pesos 0.39%
United Mexican States, Series M, 8.00% 2/21/2036	MXN 5,559	286
United Mexican States, Series M, 8.00% 7/31/2053	6,500	308
		594
Turkish lira 0.14%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY 8,900	209

55	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars 12.47%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (c)(d)	USD 100	$100
Amgen, Inc. 5.65% 3/2/2053	75	74
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (c)(d)	100	101
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(d)	299	300
Arthur J. Gallagher & Co. 5.15% 2/15/2035	240	243
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (c)(d)	300	310
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(e)	140	144
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	45	47
Broadcom, Inc. 3.469% 4/15/2034	200	182
Broadcom, Inc. 5.20% 7/15/2035	102	105
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.454% 9/15/2034 (c)(d)(e)	93	93
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (c)(d)(e)	78	78
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(d)	100	103
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (c)(d)(e)	271	272
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (c)(d)(e)	140	140
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(d)	290	301
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (c)(d)(e)	100	100
Canadian National Railway Co. 4.20% 3/12/2031	525	524
Charter Communications Operating, LLC 2.80% 4/1/2031	300	270
Charter Communications Operating, LLC 4.40% 4/1/2033	380	358
Charter Communications Operating, LLC 6.70% 12/1/2055	355	341
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220	217
Colombia (Republic of) 3.00% 1/30/2030	200	180
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (c)(d)(e)	38	38
Coty, Inc. 5.60% 1/15/2031 (d)	480	485
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(d)(e)	100	102
Edison International 6.25% 3/15/2030	25	26
Edison International 5.25% 3/15/2032	150	150
Enel Finance International NV 4.125% 9/30/2028 (d)	200	200
Enterprise Products Operating, LLC 5.20% 1/15/2036	19	19
Export-Import Bank of Thailand 5.354% 5/16/2029	250	259
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (c)	51	53
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (c)	151	157
Fannie Mae Pool #DC2758 6.50% 4/1/2055 (c)	139	145
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	32	33
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (c)	134	139
Ford Motor Co. 3.25% 2/12/2032	150	132
Ford Motor Credit Co., LLC 6.95% 6/10/2026	250	252
Ford Motor Credit Co., LLC 5.875% 11/7/2029	490	503
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (c)	135	139
Freddie Mac Pool #QJ3931 6.50% 9/1/2054 (c)	168	174
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	97	99
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	27	28
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (c)(d)(e)	100	104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (c)(d)(e)	11	11
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	400	363
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.04% 3/15/2042 (c)(d)(e)	100	98
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (c)(d)(e)	109	113
Hyundai Capital America 4.25% 9/18/2028 (d)	217	217
Hyundai Capital America 5.40% 6/24/2031 (d)	340	352
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (c)(d)	100	100
Intercontinental Exchange, Inc. 3.95% 12/1/2028	350	351
Intercontinental Exchange, Inc. 4.20% 3/15/2031	115	115

Capital Group Fixed Income ETF Trust	56

Capital Group International Bond ETF (USD-Hedged)  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(d)	USD 200	$236
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	600	593
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	200	203
Korea Gas Corp. 5.00% 7/8/2029 (d)	200	207
LG Energy Solution, Ltd. 5.25% 4/2/2028 (d)	200	204
LYB International Finance III, LLC 5.125% 1/15/2031	37	37
Mars, Inc. 5.20% 3/1/2035 (d)	430	442
Meta Platforms, Inc. 5.50% 11/15/2045	120	117
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(c)(d)	97	97
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(d)	100	101
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (c)(d)	100	102
Motherson Global Investments BV 5.625% 7/11/2029 (d)	200	204
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	400	405
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	50	51
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.669% 11/5/2038 (c)(d)(e)	153	153
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(c)(d)	83	83
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (c)(d)(e)	301	302
Oracle Corp. 4.45% 9/26/2030	250	245
Oracle Corp. 6.00% 8/3/2055	355	313
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (c)(d)	500	502
Pacific Gas and Electric Co. 5.00% 6/4/2028	100	102
Pacific Gas and Electric Co. 4.65% 8/1/2028	150	151
Pacific Gas and Electric Co. 6.00% 8/15/2035	50	53
PacifiCorp 5.30% 2/15/2031	715	737
Petroleos Mexicanos 6.70% 2/16/2032	540	539
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	70	66
Roper Technologies, Inc. 4.45% 9/15/2030	490	492
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	200	206
Sands China, Ltd. 5.40% 8/8/2028	200	204
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(d)	100	102
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(d)	3	3
Southern California Edison Co. 5.45% 3/1/2035	120	122
Southern California Edison Co. 5.90% 3/1/2055	100	97
Stillwater Mining Co. 4.00% 11/16/2026 (b)	200	199
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (c)(d)(e)	100	99
Synopsys, Inc. 5.15% 4/1/2035	290	295
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	159	158
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(d)	161	162
U.S. Treasury 4.00% 11/15/2035 (f)	115	113
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (c)	63	66
United Mexican States 5.375% 3/22/2033	400	398
UnitedHealth Group, Inc. 5.15% 7/15/2034	102	105
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(e)	84	84
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(d)	68	68
		18,758
Total bonds, notes & other debt instruments (cost: $145,030,000)		146,974

57	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Short-term securities 0.83%	Shares	Value (000)
Money market investments 0.83%
Capital Group Central Cash Fund 3.79% (g)(h)	12,413	$1,241
Total short-term securities (cost: $1,241,000)		1,241
Total investment securities 98.51% (cost: $146,271,000)		148,215
Other assets less liabilities 1.49%		2,248
Net Assets 100.00%		$150,463
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month SONIA Index Futures	Long	40	3/17/2026	USD12,975	$12
2 Year Euro-Schatz Futures	Long	150	3/6/2026	18,825	(4)
3 Year Australian Treasury Bond Futures	Long	107	3/16/2026	7,497	5
5 Year Canadian Government Bond Futures	Long	28	3/20/2026	2,311	(20)
5 Year Euro-Bobl Futures	Long	93	3/6/2026	12,696	(59)
5 Year U.S. Treasury Note Futures	Short	29	3/31/2026	(3,170)	8
10 Year Australian Treasury Bond Futures	Long	12	3/16/2026	877	4
10 Year Euro-Bund Futures	Short	70	3/6/2026	(10,494)	64
10 Year French Government Bond Futures	Long	3	3/6/2026	425	(2)
10 Year Italy Government Bond Futures	Long	1	3/6/2026	141	— (i)
10 Year Japanese Government Bond Futures	Long	5	3/13/2026	4,227	(30)
10 Year UK Gilt Futures	Long	3	3/27/2026	369	5
10 Year U.S. Treasury Note Futures	Short	2	3/20/2026	(225)	2
10 Year Ultra U.S. Treasury Note Futures	Short	74	3/20/2026	(8,511)	16
30 Year Euro-Buxl Futures	Long	9	3/6/2026	1,165	(16)
30 Year Ultra U.S. Treasury Bond Futures	Long	3	3/20/2026	354	(2)
					$(17)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	82	USD	3,575	BNP Paribas	1/7/2026	$1
USD	207	HUF	67,900	JPMorgan Chase Bank	1/7/2026	(1)
USD	935	HUF	309,000	UBS AG	1/7/2026	(10)
USD	149	MYR	610	JPMorgan Chase Bank	1/8/2026	(1)
USD	345	MYR	1,420	BNP Paribas	1/8/2026	(5)
USD	2,722	MYR	11,124	HSBC Bank	1/8/2026	(21)
USD	2,674	MYR	11,030	JPMorgan Chase Bank	1/8/2026	(45)
USD	615	MXN	11,091	Morgan Stanley	1/9/2026	— (i)
USD	386	CAD	530	Bank of New York	1/9/2026	— (i)
CAD	165	USD	226	JPMorgan Chase Bank	1/9/2026	— (i)
USD	126	GBP	95	Morgan Stanley	1/9/2026	(2)
USD	344	CZK	7,150	Goldman Sachs	1/9/2026	(3)
USD	408	CAD	565	Goldman Sachs	1/9/2026	(3)
USD	247	KRW	364,000	Morgan Stanley	1/9/2026	(5)
USD	286	KRW	420,083	Barclays Bank PLC	1/9/2026	(5)
USD	4,318	CAD	5,935	Standard Chartered Bank	1/9/2026	(7)
USD	1,548	CZK	32,050	JPMorgan Chase Bank	1/9/2026	(11)

Capital Group Fixed Income ETF Trust	58

Capital Group International Bond ETF (USD-Hedged)  (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	818	COP	3,159,500	BNP Paribas	1/9/2026	$(17)
USD	503	BRL	2,920	Standard Chartered Bank	1/9/2026	(30)
USD	4,027	CAD	5,604	JPMorgan Chase Bank	1/9/2026	(58)
USD	5,111	GBP	3,840	UBS AG	1/9/2026	(66)
USD	4,781	KRW	7,001,316	Citibank	1/9/2026	(74)
USD	2,409	NZD	4,150	HSBC Bank	1/12/2026	19
USD	147	NZD	255	Morgan Stanley	1/12/2026	1
USD	374	AUD	563	JPMorgan Chase Bank	1/12/2026	(1)
USD	179	AUD	270	Barclays Bank PLC	1/12/2026	(1)
USD	1,089	NOK	11,040	HSBC Bank	1/12/2026	(7)
USD	825	HUF	273,500	Citibank	1/12/2026	(11)
USD	1,604	HUF	530,354	BNP Paribas	1/12/2026	(17)
USD	5,182	AUD	7,831	Morgan Stanley	1/12/2026	(44)
USD	10,424	JPY	1,616,342	Citibank	1/15/2026	96
USD	364	JPY	56,710	Goldman Sachs	1/15/2026	1
JPY	329	USD	51,528	JPMorgan Chase Bank	1/15/2026	— (i)
USD	192	JPY	30,187	Goldman Sachs	1/15/2026	(1)
USD	421	CNH	2,950	HSBC Bank	1/15/2026	(2)
USD	739	CNH	5,190	Goldman Sachs	1/15/2026	(6)
USD	12,035	CNH	84,582	Goldman Sachs	1/15/2026	(97)
USD	175	GBP	130	Goldman Sachs	1/16/2026	— (i)
USD	150	GBP	112	Standard Chartered Bank	1/16/2026	(1)
USD	524	GBP	390	BNP Paribas	1/16/2026	(2)
USD	2,124	GBP	1,588	Bank of New York	1/16/2026	(17)
USD	5,580	GBP	4,159	Morgan Stanley	1/22/2026	(26)
USD	4,359	BRL	23,718	Citibank	1/23/2026	51
USD	2,212	PHP	130,625	Citibank	1/23/2026	(2)
USD	24,016	EUR	20,391	HSBC Bank	1/26/2026	29
USD	1,615	EUR	1,370	Standard Chartered Bank	1/26/2026	4
USD	271	EUR	230	JPMorgan Chase Bank	1/26/2026	— (i)
USD	18,196	EUR	15,463	Morgan Stanley	1/30/2026	2
USD	419	EUR	357	Morgan Stanley	1/30/2026	(1)
USD	1,190	CLP	1,095,200	Morgan Stanley	3/18/2026	(28)
USD	625	BRL	3,440	Citibank	4/8/2026	12
USD	536	BRL	2,990	Citibank	4/8/2026	3
USD	421	BRL	2,400	Morgan Stanley	7/9/2026	2
						$(407)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR1,250	$— (i)	$—	$— (i)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	1,250	— (i)	—	— (i)
4.1378%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	NOK14,760	(2)	—	(2)
4.135%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	14,740	(2)	—	(2)
3-month SEK STIBOR	Quarterly	2.3132%	Annual	5/1/2030	SEK22,000	17	—	17
3.7898%	Annual	6-month NOK-NIBOR	Semi-annual	9/10/2030	NOK9,350	(12)	—	(12)
3-month SEK STIBOR	Quarterly	2.3327%	Annual	10/7/2030	SEK13,000	13	—	13

59	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month SEK STIBOR	Quarterly	2.3592%	Annual	10/9/2030	4,000	$3	$—	$3
4.0258%	Annual	6-month NOK-NIBOR	Semi-annual	11/11/2030	NOK37,644	(12)	—	(12)
4.0988%	Annual	6-month NOK-NIBOR	Semi-annual	11/12/2030	11,000	— (i)	—	— (i)
4.0588%	Annual	6-month NOK-NIBOR	Semi-annual	12/9/2030	3,056	— (i)	—	— (i)
SOFR	Annual	3.313%	Annual	9/10/2032	USD970	15	—	15
3-month SEK STIBOR	Quarterly	2.9592%	Annual	12/9/2035	SEK7,388	(2)	—	(2)
3-month SEK STIBOR	Quarterly	2.9747%	Annual	12/19/2035	9,430	(4)	—	(4)
						$14	$—	$14
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.89%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL4,880	$13	$—	$13
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	6,400	(48)	—	(48)
							$(35)	$—	$(35)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.S45	5.00%	Quarterly	12/20/2030	USD 375	$(29)	$(29)	$— (i)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (j) (000)	Value at 12/31/2025(k) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
1.00%	Quarterly	iTraxx Europe S44	12/20/2030	EUR7,240	$197	$183	$14
5.00%	Quarterly	iTraxx Europe Crossover S44	12/20/2030	EUR950	123	115	8
					$320	$298	$22

Capital Group Fixed Income ETF Trust	60

Capital Group International Bond ETF (USD-Hedged)  (continued)
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 0.83%
Money market investments 0.83%
Capital Group Central Cash Fund 3.79% (g)	$3,781	$54,331	$56,870	$(1)	$— (i)	$1,241	$105
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
New York Life Global Funding 3.625% 1/9/2030	9/9/2024- 11/11/2025	$598	$600	0.40%
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	194	199	0.13
McDonald’s Corp. 0.25% 10/4/2028	6/25/2024	99	110	0.08
		$891	$909	0.61%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,072,000, which represented
4.70% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $113,000, which represented 0.08% of the net assets of the fund.
(g)	Rate represents the seven-day yield at 12/31/2025.
(h)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than one thousand.
(j)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(k)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PHP = Philippine pesos
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

61	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 92.95%	Principal amount (000)	Value (000)
Alabama 5.67%
Auburn University, General Fee Rev. Bonds, Series 2025-A, 5.00% 6/1/2044	USD 1,250	$1,347
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	3,110	3,125
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	5,365	5,473
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026 (a)	2,035	2,035
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	16,905	17,426
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	21,725	23,022
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	1,000	1,100
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	7,065	7,578
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	10,940	11,771
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	29,085	31,127
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	7,345	7,858
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	1,000	1,004
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	4,750	4,863
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	7,345	7,890
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	7,500	7,676
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	750	787
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	12,285	13,238
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	5,515	5,720
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	6,625	7,025
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,010	2,197
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	10,655	11,600
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	2,500	2,534
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	4,150	4,522
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	260	270
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	265	265
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Providence Park Apartments Project), Series 2025-E, 3.15% 7/1/2029 (put 7/1/2028)	430	431
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	3,010	3,357
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2039	6,445	7,005
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	1,925	2,096
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	655	695
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	7,455	7,885
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	770	736
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	325	299
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	3,000	2,965
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,311
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	1,500	1,506
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2036	1,000	1,119
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	2,305	2,395
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	10,090	10,832
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	2,500	2,527
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-D, 5.00% 9/1/2035	6,000	6,514
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	7,880	8,319
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 11/1/2055 (put 11/1/2032)	16,375	17,701
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	6,335	6,605
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	5,000	5,502
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,045	961
		272,214

Capital Group Fixed Income ETF Trust	62

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alaska 0.21%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	USD 1,400	$1,401
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,455	1,478
International Airport System, Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2034	1,510	1,732
City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.50% 12/1/2033 (b)	5,500	5,500
		10,111
Arizona 1.03%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-C, 5.00% 1/1/2046	3,000	3,225
City of Glendale, Senior Excise Tax Rev. and Ref. Ref. Obligations, Series 2024, 5.00% 7/1/2038	1,250	1,421
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	950	993
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2021-A, 4.00% 11/1/2040	815	781
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2036	310	302
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029 (a)	140	139
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	750	738
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	340	339
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	1,500	1,460
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	185	175
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2029 (a)	200	201
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2030 (a)	200	201
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	1,000	788
Industrial Dev. Auth., Multi Family Housing Bonds (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	2,190	2,226
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,885	3,962
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)(c)	1,000	790
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2041	1,000	1,068
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	1,750	1,779
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	1,000	984
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	750	703
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,140	2,006
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	4,525	3,871
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	5,845	5,000
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	3,500	3,536
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	1,400	1,521
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,035	1,048
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034 (a)	2,310	2,372
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	1,500	1,425
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	1,000	899
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2042	1,000	1,077
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2019-A, 5.00% 7/1/2038	1,200	1,270
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2023, 5.00% 7/1/2026	1,000	1,013
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	1,000	1,046
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2019-A, 5.00% 6/1/2042	1,000	1,034
		49,393

63	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arkansas 0.41%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (a)	USD 7,695	$7,482
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (a)	770	754
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2067 (put 10/15/2032)	2,460	2,464
Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2025-B, AMT, 5.50% 1/1/2056	8,250	8,967
		19,667
California 8.78%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.00% 11/1/2045	3,500	3,823
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	16,950	18,614
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	4,000	4,059
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	850	905
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	3,500	3,753
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-F, 5.50% 10/1/2054 (put 11/1/2030)	640	699
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	1,000	1,063
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	2,900	3,024
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	3,815	4,095
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	4,730	5,117
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	6,765	7,171
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	6,250	6,507
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	9,420	10,005
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	1,650	1,740
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	7,115	7,750
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	9,885	10,787
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	1,000	807
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	450	370
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	2,640	2,363
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	975	817
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	500	426
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	600	421
Davis Joint Unified School Dist., GO Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	750	748
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	5,000	5,010
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.00% 10/1/2038	525	535
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2028	500	467
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2039	3,885	4,143
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	500	531
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	495	536
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.125% 1/15/2028	3,000	3,225
Fremont Unified School Dist., GO Bonds, 2014 Election, Series 2021-D, 3.00% 8/1/2033	1,600	1,605
Glendale Community College Dist., GO Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2041	2,150	1,122

Capital Group Fixed Income ETF Trust	64

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2032	USD 500	$407
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	1,000	686
GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	5,110	5,501
GO Rev. Ref. Bonds, Series 2019, 3.00% 10/1/2037	1,440	1,381
Grossmont Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2008, 0% 8/1/2032	4,000	3,302
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	500	362
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 3.00% 11/1/2038	635	605
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2038	430	463
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	2,245	2,323
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	1,851	1,835
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	6,051	5,806
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	2,732	2,834
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)	13,500	13,500
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	250	215
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2041	710	831
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	320	370
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	1,245	1,312
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2031	1,890	2,021
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	385	407
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	800	819
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2042	2,500	2,823
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-D, AMT, 5.00% 5/15/2026	495	499
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,034
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2039	1,000	1,040
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2034	1,000	1,139
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	1,745	1,900
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2032	640	724
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033	840	930
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	1,220	1,393
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	615	707
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2036	690	756
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	1,730	1,950
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	1,010	1,146
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	4,550	5,162
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2036	7,245	8,377
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	4,155	4,678
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2037	1,120	1,245
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2037	13,685	15,683
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	6,440	7,212
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2039	1,480	1,600
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	1,130	1,259
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,265	1,351
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2041	625	688
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	1,150	1,218
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,000	1,080
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2042	275	299
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,000	1,042
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	500	513
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	500	514
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	550	580
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-A, 5.00% 1/1/2030	1,955	2,104
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	1,290	1,473
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	500	569
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	245	283
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	730	823

65	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	USD 840	$940
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	2,305	2,508
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	500	554
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	1,040	1,165
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	500	516
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	500	522
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	360	403
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	400	437
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	500	529
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2001-B, NATL, 0% 8/1/2032	750	620
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,130	1,148
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	180	181
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	140	142
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.217% 11/20/2040 (b)	1,473	1,476
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	500	515
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	2,350	2,360
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	1,200	1,203
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	100	102
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	1,250	1,301
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	5,000	5,009
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/2/2028)	2,065	2,072
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	2,235	2,163
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 3.45% 11/1/2046 (put 3/2/2026)	6,150	6,150
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-B, AMT, 3.375% 9/1/2050 (put 9/1/2028)	1,750	1,741
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	2,000	2,010
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2039	1,000	1,051
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	1,795	1,819
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2026	3,755	3,700
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.81% 7/20/2039 (b)	6,907	6,756
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2011, 0% 8/1/2033	700	568
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	3,000	3,199
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2034	1,000	1,015
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038	450	484
Palo Alto Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2008, 0% 8/1/2032	3,000	2,537
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2041	1,140	1,172
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039 (a)	2,335	2,368
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2041	820	913
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2042	1,500	1,679
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2027	1,065	1,112
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-B, 4.00% 5/1/2041	1,405	1,422
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM, 0% 8/1/2028	115	107
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM, 0% 8/1/2029	140	126
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	1,335	1,344
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	215	207
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	1,415	1,400

Capital Group Fixed Income ETF Trust	66

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	USD 1,420	$1,449
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	500	368
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	1,000	1,004
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2035	2,250	2,259
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	1,070	1,156
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	562
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2040	1,920	2,035
County of Sacramento, Airport System Rev. Bonds, Series 2025-A, AMT, 5.00% 7/1/2035	5,645	6,399
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	2,000	2,005
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	3,325	3,498
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	4,030	4,239
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	2,000	2,092
San Diego Community College Dist., GO Bonds, CAB, 2002 Election, Series 2011, 0% 8/1/2038	3,510	2,284
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2008 Election, Series 2012-E, 0% 7/1/2034	750	577
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,030	1,159
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	6,985	7,529
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.00% 5/1/2036	3,660	4,085
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	500	508
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	795	866
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2038 (a)	710	759
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-F, 5.00% 11/1/2040	555	681
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.25% 9/1/2038 (a)	875	943
San Jacinto Unified School Dist., GO Bonds, 2016 Election, Series 2022, 4.00% 8/1/2043	1,105	1,113
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,510
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	215	217
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, NATL, 0% 9/1/2031	7,500	6,442
Southern California Public Power Auth., Ref. Rev. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	500	577
Southern California Public Power Auth., Ref. Rev. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2034	4,000	4,646
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2045	385	418
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	750	782
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	520	563
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	55	57
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (a)	7,000	8,048
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (a)	7,200	8,460
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2027	500	514
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2040	2,225	2,280
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	1,000	800
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	845	884
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2013-A, 5.00% 8/1/2043	5,125	5,126
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	3,920	4,372
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2035	1,250	1,471

67	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	USD 1,330	$1,521
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	2,685	3,285
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	1,400	1,662
Various Purpose GO Bonds, Series 2025, 5.00% 10/1/2031	2,500	2,856
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2039	1,485	1,723
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2042	2,000	2,235
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	2,735	3,069
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2028	1,000	1,070
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	5,650	6,545
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2035	1,000	1,196
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	1,995	1,397
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	750	598
		421,652
Colorado 2.98%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	596	598
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. GO and Improvement Bonds, Series 2019, 5.25% 12/1/2048	1,359	1,328
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	421	415
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 6.25% 12/1/2035	1,000	1,004
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2024-A, AGI, 5.00% 12/1/2041	750	828
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2035	530	539
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2032	835	924
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,000	1,001
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	1,457	1,385
Certs. of Part., Series 2018-A, 5.00% 12/15/2026	1,870	1,914
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	684	507
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	1,250	1,326
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2033	12,390	13,779
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040 (a)	835	837
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2030	1,105	1,207
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	5,000	5,245
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2035	845	945
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2036	1,200	1,332
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. GO Bonds, Series 2016, 5.25% 12/1/2040	1,545	1,546
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,395	1,553
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2004-A, NATL, 0% 9/1/2027	500	478
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,672
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039 (a)	1,500	1,523
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044 (a)	375	376
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	570	574
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	2,000	2,002
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,875	1,877
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2025-A, 5.00% 11/15/2060 (put 11/15/2030)	1,410	1,542
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	6,000	6,023
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2026	200	202
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2029	5,830	6,251
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	4,050	4,528
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2034	8,000	9,103

Capital Group Fixed Income ETF Trust	68

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2035	USD 3,900	$4,450
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 4.00% 8/1/2039	1,095	1,084
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2039	2,125	2,212
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2034	825	904
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2035	750	818
Health Facs. Auth., Rev. Bonds (Sanford), Series 2019-A, 4.00% 11/1/2039	2,445	2,447
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2031	500	500
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	6,165	6,210
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2037	5,000	5,082
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	1,590	1,601
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	3,265	3,211
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	3,985	3,947
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	7,600	8,292
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	1,035	1,152
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	5,860	6,468
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	5,040	5,666
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-M, Class I, 6.25% 11/1/2055	2,945	3,294
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	900	905
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 12/1/2035 (a)	1,000	1,042
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	750	715
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	4,200	3,377
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	625	625
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	500	519
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039 (d)	950	753
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2039 (d)	500	494
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Rev. Ref. and Improvement Bonds, Convertible CAB, Series 2022-A, 3.375% 12/1/2052	1,314	991
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039	1,200	1,211
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039 (escrowed to maturity)	300	308
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	500	442
		143,084
Connecticut 0.69%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2031 (a)	400	407
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2038	555	605
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2013-A, 1.95% 7/1/2042 (b)	17,785	17,785
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	745	738
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	165	166
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,555	1,550
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	1,000	1,001
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	304	307
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2023-A, 5.00% 7/1/2031	1,180	1,331
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	1,500	1,520
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	3,035	3,137

69	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	USD 2,465	$2,499
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 5.50% 10/1/2035	1,000	1,050
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	1,000	1,052
		33,148
Delaware 0.27%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	275	276
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	4,500	4,513
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/2035)	4,935	4,949
Econ. Dev. Auth., Gas Facs. Rev. Ref. Bonds (Delmarva Power & Light Co. Project), Series 2020-A, 3.60% 1/1/2031	2,145	2,204
GO Bonds, Series 2021, 2.00% 2/1/2036	1,000	851
GO Rev. Ref. Bonds, Series 2023-B, 5.00% 8/1/2026	150	152
		12,945
District of Columbia 1.11%
GO Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2034	3,055	3,579
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	1,000	1,000
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	460	477
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	1,050	1,090
Housing Fin. Agcy., Multi Family Rev. Bonds, Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,000	1,003
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2037	1,340	1,445
Income Tax Secured Rev. Ref. Bonds, Series 2019-C, 5.00% 10/1/2026	3,455	3,521
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2041	4,125	4,592
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2042	1,640	1,805
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2040	750	755
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 5.00% 7/15/2045	660	679
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2034	1,210	1,269
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,290
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.25% 10/1/2041	1,000	1,108
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,910	1,979
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	1,155	1,260
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2031	4,270	4,645
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	720	796
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2032	1,015	1,027
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	6,275	7,077
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2035	1,000	1,010
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2023-A, AMT, 5.25% 10/1/2043	1,000	1,058
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,000	1,001
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2024-A, 5.00% 10/1/2038	290	327
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2043	2,500	2,714
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	3,045	3,045
		53,552
Florida 4.44%
County of Alachua, Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds, Series 2025-A, AGI, 5.00% 12/1/2035	1,000	1,138
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2031	1,815	1,937
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2030	435	448
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2031	460	474
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.00% 11/1/2042	1,975	1,804
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 4.50% 5/1/2035	1,000	1,003
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (St. Joseph Manor II), Series 2023, 3.50% 4/1/2041 (put 4/1/2026)	250	250
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	865	866
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027 (a)	180	180

Capital Group Fixed Income ETF Trust	70

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029 (a)	USD 400	$398
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	425	410
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2039 (a)	2,010	2,011
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	950	908
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2032	4,450	4,990
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2035	1,410	1,607
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2030	1,425	1,540
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	220	221
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds, Series 2022, 4.00% 5/1/2042	1,445	1,317
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Ave Maria National Project), Series 2021, 3.75% 5/1/2041	3,565	3,175
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	325	305
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034 (a)	595	617
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	1,000	1,014
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2036	1,325	1,341
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.50% 6/15/2038 (a)	1,000	1,076
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	375	362
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2045 (a)	2,250	2,334
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	7,900	7,997
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2025-A, AMT, 3.40% 9/1/2050 (put 9/1/2028)	4,560	4,581
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	1,000	1,009
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	2,000	2,061
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	5,000	4,616
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026) (a)	1,375	1,381
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	2,530	2,551
Edgewater East Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.60% 5/1/2041	500	436
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,297
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 202-A, AMT, 5.00% 10/1/2029	1,350	1,452
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2036	4,400	4,772
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.875% 5/1/2039	1,000	971
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2032	680	740
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2034	715	784
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	250	255
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2029	2,870	3,082
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2031	8,420	9,313
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2038	1,525	1,681
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	590	614
Housing Fin. Auth., Multi Family Rev. Bonds (Cypress Oaks Apartments), Series 2025, 3.15% 12/1/2028 (put 12/1/2027)	1,000	1,001
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	140	140
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	1,550	1,557
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	970	1,054
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	1,795	1,979
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	1,325	1,380
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,155	1,260
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	145	159
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	940	1,044
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	2,505	2,770
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	2,015	1,995
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	3,070	3,188

71	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2033	USD 2,760	$3,189
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2034	1,240	1,450
JEA, Water and Sewer System Rev. Bonds, Series 2025-A, 5.00% 10/1/2041	1,500	1,651
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 3.75% 5/1/2039 (a)	905	870
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2035	2,325	2,427
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.50% 5/1/2040	1,785	1,893
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 3.75% 5/1/2040 (a)	2,585	2,421
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Villages of Lakewood Ranch South Project), Series 2016, 5.125% 5/1/2046	1,000	1,000
County of Lee, Airport Rev. Bonds, Series 2024, AMT, 5.25% 10/1/2041	1,635	1,774
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Lee Health System, Inc.), Series 2019-A-1, 4.00% 4/1/2037	2,500	2,508
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 5.50% 6/15/2040 (a)	3,300	3,418
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	1,030	1,057
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.20% 11/15/2030 (a)	5,945	5,983
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.625% 11/15/2045 (a)	3,000	3,167
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2040	1,410	1,368
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2050	2,000	1,687
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	500	500
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,000	979
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	505	505
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	2,250	2,372
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	10,000	11,105
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	8,990	9,119
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	500	499
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	1,645	1,557
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	140	143
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2034	1,690	1,885
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2037	2,945	3,222
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2038	1,095	1,192
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,250	1,252
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2025-A, 5.00% 10/1/2041	2,600	2,845
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	1,585	1,835
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,250	1,257
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	3,230	3,230
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 4.35% 5/1/2032	535	552
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.00% 5/1/2032	1,500	1,423
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	1,650	1,424
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-C, 3.40% 5/1/2040	4,000	3,485
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2030	500	555
Dept. of Transportation, Turnpike Rev. Bonds, Series 2024-B, 4.00% 7/1/2045	890	866

Capital Group Fixed Income ETF Trust	72

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026	USD 1,130	$1,144
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030 (a)	495	496
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030 (a)	440	441
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030 (a)	375	376
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.00% 5/1/2035	2,500	2,525
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.50% 5/1/2040	2,750	2,794
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	4,570	4,418
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.25% 5/1/2040 (a)	1,195	1,069
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	4,865	4,110
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.50% 5/1/2051 (a)	3,485	2,729
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (a)	370	372
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (a)	540	548
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	1,995	1,928
		213,461
Georgia 1.98%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2038	1,245	1,396
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,000	1,070
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2039	2,515	2,749
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2040	2,565	2,770
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	3,000	3,180
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	500	490
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2024, BAM, 5.00% 11/1/2032	4,280	4,915
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2038	460	462
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	590	593
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/15/2055 (a)	370	382
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,081
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	420	434
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2033	765	863
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2034	750	853
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2035	810	914
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2042	1,255	1,333
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	1,220	1,222
GO Bonds, Series 2022-A, 5.00% 7/1/2036	680	768
City of Griffin, Housing Auth., Multi Family Housing Rev. Bonds (Northside Hills Apartments Project), Series 2024, 5.00% 5/1/2028 (put 11/1/2027)	8,550	8,847
Housing Auth., Multi Family Housing Rev. Bonds (Cahec GA Portfolio II Project), Series 2025, 3.15% 2/1/2029 (put 2/1/2028)	1,165	1,166
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	312	323
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,056
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	2,750	2,777
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	10,500	10,491
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,615	3,817
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	4,045	4,307
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	2,500	2,687
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	7,840	8,393
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	2,915	3,124
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	4,850	5,255

73	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2045	USD 1,110	$1,189
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,250	1,412
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027	620	635
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2033	3,750	4,236
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2034	2,330	2,542
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2022-A, 5.00% 9/1/2032	1,545	1,768
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	3,500	3,438
Savannah Housing Auth., Multi Family Rev. Bonds (Montgomery Landing Project), Series 2025, 3.15% 7/1/2043 (put 7/1/2028)	1,975	1,979
		94,917
Guam 0.19%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,250	2,375
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	1,000	1,074
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	1,000	1,087
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	1,200	1,217
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	555	610
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2037	500	554
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	550	606
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	305	322
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,355	1,365
		9,210
Hawaii 0.27%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	500	525
Airports System Rev. Bonds, Series 2020-A, AMT, 4.00% 7/1/2035	500	508
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2035	1,965	2,040
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2041	1,500	1,616
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	1,505	1,493
GO Bonds, Series 2016-FG, 4.00% 10/1/2033	2,000	2,012
Harbor System Rev. Bonds, Series 2020-A, AMT, 5.00% 7/1/2028	1,000	1,047
City and County of Honolulu, GO Bonds (Honolulu Rail Transit Project), Series 2023-C, 3.00% 7/1/2034	1,030	1,028
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2036	2,190	2,568
		12,837
Idaho 0.27%
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2023-A, 5.25% 8/15/2048	2,035	2,172
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	2,445	2,661
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	610	672
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2025-C, 6.25% 1/1/2056	6,635	7,519
		13,024
Illinois 6.29%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2021-A, 3.00% 6/15/2032	500	483
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2024-B, 5.00% 6/15/2035	5,130	5,766
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2025-C, 5.00% 6/15/2041	2,000	2,148
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2036	645	718
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.25% 4/1/2036	250	273
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	2,000	2,109
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	2,000	2,056
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	1,350	1,359
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2037	1,120	1,119
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	565	563
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,500	1,471
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	4,020	4,003
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	3,960	4,140
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds, Series 2025-C, 6.00% 12/1/2039	5,000	5,392

Capital Group Fixed Income ETF Trust	74

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2026	USD 1,925	$1,939
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	2,300	2,411
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	1,535	1,560
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2021-B, 5.00% 12/1/2030	2,000	2,056
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	1,000	1,049
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	1,250	1,242
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2036	7,815	7,278
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2037	1,000	925
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2037	3,430	3,720
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2038	5,000	4,603
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2038	7,500	8,119
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	500	390
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2027	1,070	997
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	1,130	1,171
City of Chicago, GO Bonds, Series 2021-A, 4.00% 1/1/2035	500	482
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	450	480
City of Chicago, GO Bonds (City Colleges of Chicago Capital Improvement Project), CAB, Series 1999, NATL, 0% 1/1/2026 (escrowed to maturity)	5,345	5,345
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	1,500	1,500
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	800	809
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2016-D, 5.00% 1/1/2026	500	500
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2028	7,000	7,252
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2025-D, 5.00% 1/1/2034	1,750	2,009
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	1,000	968
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	240	191
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), Series 2017, 5.00% 6/1/2026	775	781
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2029	1,280	1,362
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 1/1/2035	1,480	1,681
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2036	1,125	1,237
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2037	3,735	4,079
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 1/1/2037	2,155	2,417
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2041	400	435
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2043	800	854
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, CAB, Series 1998-A, NATL, 0% 1/1/2026	1,000	1,000
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,019
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,081
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2031	1,000	1,036
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2032	1,020	1,143
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	480	488
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030	245	251
Fin. Auth., Rev. Bonds (CenterPointJoliet Terminal 2020), Series 2024, AMT, 4.125% 12/1/2050 (put 12/31/2034) (a)	5,000	4,996
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	8,000	8,076
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	5,875	5,931
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2036	2,430	2,452
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037	2,000	2,004
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,290	3,224

75	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	USD 2,000	$2,012
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2035	4,615	5,289
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2033	2,000	2,204
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	1,000	1,001
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2041	750	722
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-B, 5.25% 4/1/2039	500	563
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2042	750	815
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2038	2,500	2,538
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2043	450	489
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034	620	621
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	1,500	1,502
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 5.00% 5/15/2043	2,500	2,548
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	7,000	7,000
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2028	335	334
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2029	225	225
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	1,565	1,570
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	500	546
GO Bonds, Series 2021-A, 5.00% 3/1/2028	2,505	2,617
GO Bonds, Series 2025-C, 5.25% 9/1/2031	5,000	5,591
GO Bonds, Series 2021-A, 5.00% 3/1/2032	2,060	2,255
GO Bonds, Series 2024-B, 5.00% 10/1/2034	3,850	4,306
GO Bonds, Series 2023-B, 5.00% 5/1/2036	910	991
GO Bonds, Series 2022-C, 5.50% 10/1/2040	1,925	2,102
GO Bonds, Series 2024-C, 4.00% 10/1/2041	2,000	1,914
GO Bonds, Series 2024-B, 5.25% 5/1/2042	2,220	2,382
GO Bonds, Series 2024-B, 5.25% 5/1/2045	2,350	2,456
GO Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2028	1,075	1,131
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	3,250	3,565
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,210	1,216
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025, 3.15% 7/1/2029 (put 8/1/2028)	1,420	1,422
Housing Dev. Auth., Multi Family Housing Rev. Bonds (6900 Crandon), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	900	901
Housing Dev. Auth., Multi Family Housing Rev. Bonds (South Shore HHDC), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	650	651
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	4,835	4,763
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	625	623
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	885	962
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	5,270	5,854
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	3,025	3,317
Housing Dev. Auth., Rev. Bonds, Series 2025-D, 6.25% 10/1/2055	7,750	8,767
Housing Dev. Auth., Rev. Bonds, Series 2025-G, 6.25% 4/1/2056	2,035	2,321
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	1,335	1,491
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	1,055	977
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 6/15/2030	1,055	918
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2032	935	755
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,125	4,217
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2029	2,000	1,763
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, NATL, Series 2002-A, 0% 12/15/2030	1,095	933
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2035	1,980	2,187
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2036	540	591
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2037	1,090	1,184
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2038	800	863

Capital Group Fixed Income ETF Trust	76

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2027	USD 1,040	$995
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	2,335	1,921
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2029	1,375	1,458
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	3,220	3,415
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2033	6,000	6,658
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2034	5,505	6,053
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	7,120	7,847
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2040	7,500	8,160
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	1,500	1,605
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	5,750	6,059
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM, 5.00% 6/15/2029	665	707
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 1/1/2026	1,000	1,000
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2032	2,580	2,612
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.25% 1/1/2045	1,065	1,138
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2032	11,280	11,301
		302,037
Indiana 1.51%
Concord Community Schools, First Mortgage Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 1/15/2026	1,000	1,001
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	2,450	2,452
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2034	3,295	3,824
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2043	5,000	5,385
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-1, 5.00% 10/1/2064 (put 10/1/2029)	2,400	2,564
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	1,025	1,102
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	665	651
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	1,075	1,105
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	1,000	981
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2038	5,000	5,646
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	1,185	1,273
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2028	1,100	1,134
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	1,000	1,016
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2025-C, 5.00% 2/1/2040	1,000	1,128
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2025-C, 5.00% 2/1/2041	905	1,010
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2023-B, 5.00% 2/1/2043	1,930	2,076
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2027	400	410
Housing and Community Dev. Auth., Multi Family Housing Rev. Bonds (Foundry Row Project), Series 2025, 3.35% 1/1/2043 (put 1/1/2028)	155	156
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	560	561
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	350	370
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	335	325
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2042	14,535	14,626
Trustees of Purdue University, Student Facs. System Rev. Bonds, Series 2025-A, 5.00% 7/1/2037	3,825	4,413
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	885	907
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	4,585	4,823
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	2,750	2,887
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	600	630
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	10,000	10,092
		72,548

77	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa 0.58%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Alcoa Inc. Project), Series 2012, 4.75% 8/1/2042	USD 3,870	$3,870
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	2,405	2,768
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (preref. 12/1/2032)	1,110	1,278
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2044	3,100	2,998
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	11,500	11,604
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	350	368
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	250	263
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	3,425	3,533
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2038	1,000	984
		27,666
Kansas 0.01%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)	500	529
Kentucky 1.13%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	500	500
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2029	1,010	1,011
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	2,150	1,847
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	3,490	3,490
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,525	1,497
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-A-1, AMT, 5.00% 6/1/2029	500	521
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	2,720	2,790
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,790	1,796
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	575	637
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	240	262
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	1,245	1,368
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2025-A, 6.25% 7/1/2055	3,040	3,356
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	3,000	3,038
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	3,000	2,619
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	500	505
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	13,000	13,819
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	5,050	5,457
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	2,005	2,158
County of Trimble, Environmental Facs. Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2023-A, AMT, 4.70% 6/1/2054 (put 6/1/2027) (c)	1,000	1,008
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2024-A, 5.00% 7/1/2030	4,015	4,433
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	2,030	2,277
		54,389
Louisiana 0.91%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	1,135	1,257
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	800	820
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	1,000	1,005
Housing Corp., Multi Family Housing Rev. Bonds (Hampton Park Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2028)	2,375	2,381
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, 3.15% 4/1/2030 (put 4/1/2029)	3,255	3,263
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2025-C, 6.25% 6/1/2055	1,400	1,560
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	365	395
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Louisiana Insurance Guaranty Assn. Project), Series 2022-B, 5.00% 8/15/2027	1,000	1,037

Capital Group Fixed Income ETF Trust	78

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	USD 590	$612
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	400	423
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	1,440	1,236
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,355	1,505
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	1,400	1,578
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,250	1,398
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	10,985	11,085
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 5.50% 6/15/2040 (a)	3,500	3,623
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,635	1,679
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.375% 5/1/2053 (put 10/2/2028) (a)	6,520	6,530
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	500	529
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	1,570	1,591
		43,507
Maine 0.06%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	710	734
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	1,095	1,104
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 3.00% 7/1/2040	1,000	900
		2,738
Maryland 1.49%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	500	513
Mayor and City Council of Baltimore, Special Obligation Bonds (City-Wide Affordable Housing Program), Series 2025, 4.00% 6/1/2035 (a)	600	601
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	6,658	6,568
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	945	1,013
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	770	807
GO Bonds, State and Local Facs. Loan of 2018, Series 2018-A-1, 5.00% 3/15/2030	550	580
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-A, 5.00% 8/1/2031	1,775	1,927
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2028	6,095	6,493
GO Improvement Bonds, Series 2025, 5.00% 10/1/2030	6,115	6,830
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2030	690	711
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2038	240	246
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2036	1,365	1,453
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2043	2,000	2,019
Health and Higher Educational Facs. Auth., Rev. Bonds (The Johns Hopkins Health System Issue), Series 2025-A, 5.00% 5/15/2035	5,020	5,854
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037	750	760
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2025-A, 5.00% 8/1/2038	1,065	1,232
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	735	650
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2028	5,000	5,355
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,465	1,669
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	5,000	5,060
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 5.00% 6/1/2041	9,000	10,096
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 5.00% 6/1/2042	8,890	9,861
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2052	1,360	1,290
		71,588

79	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 0.33%
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2023-2B, 5.00% 2/1/2040	USD 1,000	$1,105
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2020-A-2, 4.00% 7/1/2041	1,000	995
Dev. Fin. Agcy., Rev. Bonds (Partners Healthcare System Issue), Series 2017-S, 4.00% 7/1/2035	500	506
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	500	504
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,000	1,024
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	80	82
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	405	405
GO Rev. Ref. Bonds, Series 2016-C, 5.00% 4/1/2026	1,000	1,006
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	3,775	3,729
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-B, 5.00% 2/15/2036	2,000	2,348
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2042	1,275	1,415
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2043	1,250	1,371
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2044	1,250	1,358
		15,848
Michigan 1.04%
Building Auth., Rev. Bonds (Facs. Program), Series 2021-I, 4.00% 10/15/2041	500	505
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	1,300	1,351
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	1,010
Fin. Auth., Hospital Rev and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016, 5.00% 12/1/2045	2,855	2,861
Fin. Auth., Hospital Rev and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016, 5.00% 12/1/2045 (preref. 6/1/2026)	145	146
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041	500	522
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033	500	538
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2035	1,000	1,019
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	190	190
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	2,000	2,167
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	1,430	1,461
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, 5.00% 8/1/2027 (put 8/1/2026)	3,375	3,414
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	10,000	9,971
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,085	1,089
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	4,790	4,720
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	1,075	1,157
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	875	940
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,715	1,862
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2036	2,830	3,266
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2049	1,400	1,463
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2031	1,460	1,568
Board of Trustees of Michigan State University, Rev. Bonds, Series 2025-A, 5.00% 2/15/2035	3,000	3,536
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.58% 8/1/2027	1,000	1,003
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2034	1,000	1,034
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,170	1,199
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	550	574
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	1,375	1,374
		49,940
Minnesota 0.88%
GO State Trunk Highway Bonds, Series 2022-B, 5.00% 8/1/2026	165	167
GO State Trunk Highway Bonds, Series 2025-B, 5.00% 8/1/2034	3,395	3,988
GO State Trunk Highway Bonds, Series 2023-B, 5.00% 8/1/2036	2,210	2,532
GO State Trunk Highway Rev. Ref. Bonds, Series 2023-E, 5.00% 8/1/2026	160	162
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-D, 5.00% 8/1/2029	1,060	1,153
County of Hennepin, Housing and Redev. Auth., Multi Family Rev. Bonds (South Haven and Summit Point Apartments Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	1,290	1,292
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	1,420	1,375

Capital Group Fixed Income ETF Trust	80

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 1.90% 7/1/2029	USD 735	$699
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,235	1,222
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,055	1,040
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	8,275	9,332
City of Minneapolis, GO Bonds, Series 2025, 5.00% 12/1/2028	4,315	4,629
Public Facs. Auth., State Revolving Fund Rev. Ref. Bonds, Series 2023-B, 5.00%, 3/1/2028	1,940	2,046
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 1/1/2038	5,000	5,457
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2032	1,245	1,432
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2036	3,060	3,558
Various Purpose GO Rev. Ref. Bonds, Series 2023-D, 5.00% 8/1/2033	1,840	2,140
		42,224
Mississippi 0.66%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.50% 12/1/2030 (b)	13,190	13,190
Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 2.50% 6/1/2043 (b)	11,000	11,000
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	1,000	1,001
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	330	326
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	1,255	1,263
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	5,135	5,108
		31,888
Missouri 1.19%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/1/2036	735	747
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	500	483
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2029	385	384
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2035	1,315	1,367
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2035	4,530	5,146
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,200	1,201
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2032	1,100	1,120
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,436
Highways and Transportation Commission, State Appropriations Mega Projects State Road Bonds, Series 2023-A, 5.00% 5/1/2026	1,000	1,008
Housing Dev. Commission, Single Family Mortgage Rev. Bonds, Series 2025-D, 6.25% 5/1/2056	3,625	4,061
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	310	309
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	1,030	1,107
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	905	1,016
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	9,570	10,519
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	1,220	1,352
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	7,375	8,198
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	6,945	7,586
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	3,870	4,242

81	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	USD 3,780	$4,189
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	975	951
City of Kansas City, Planned Industrial Expansion Auth., Multi Family Housing Rev. Bonds (The Depot on Old Santa Fe), Series 2023, 5.00% 7/1/2045 (put 7/1/2027)	750	765
		57,187
Montana 0.20%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	1,500	1,545
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	2,650	2,694
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	382	395
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	2,140	2,116
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	1,280	1,264
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	1,580	1,716
		9,730
Nebraska 0.30%
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	3,020	2,833
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 2.35% 9/1/2035	500	434
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	1,340	1,347
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 9/1/2049	550	549
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	3,940	3,890
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	4,055	3,995
City of Omaha Airport Auth., Airport Facs. Rev. Bonds, Series 2024, AGI, AMT, 5.00% 12/15/2035	1,250	1,408
		14,456
Nevada 0.59%
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	310	310
County of Clark, Limited Tax GO Park Improvement Bonds, Series 2018, 5.00% 12/1/2031	600	642
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033	515	542
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2043	1,500	1,536
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	460	420
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	365	376
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,500	1,494
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.75% 6/1/2042	910	820
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	465	347
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.50% 6/1/2038	375	404
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2031	775	793
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	2,000	2,254
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	800	895
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	350	388
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2036	1,700	1,713
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035	500	525
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement Bonds, Series 2025-A, 5.00% 6/1/2044	7,000	7,547
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2015-C, 5.00% 9/15/2027	4,110	4,111
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027 (a)	195	195
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.00% 6/1/2030 (a)	530	531

Capital Group Fixed Income ETF Trust	82

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2030	USD 1,095	$1,176
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2031	875	952
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/2039	435	454
		28,425
New Hampshire 1.82%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	325	315
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	1,445	1,529
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.45% 6/1/2041 (b)	6,200	6,200
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	3,340	3,742
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	180	193
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	925	999
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	3,019	3,022
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	3,250	3,351
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	2,140	2,223
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	1,422	1,450
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	4,958	5,051
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	3,967	3,939
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	3,660	3,539
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	1,582	1,520
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.064% 11/20/2039 (b)	3,760	3,749
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.81% 7/20/2040 (b)	1,750	1,617
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.086% 1/20/2041 (b)	3,060	3,035
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (b)	11,163	11,708
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	1,068	1,074
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.034% 10/20/2041 (b)	8,312	8,248
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.064% 5/20/2042 (b)	985	890
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027 (a)	500	494
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049	2,650	2,678
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 12/1/2035	5,745	6,450
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.25% 6/1/2044	4,060	4,267
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	4,693	4,675
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	1,120	1,154
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	490	515
		87,627
New Jersey 1.35%
Covid-19 GO Emergency Bonds, Series 2020-A, 5.00% 6/1/2029	2,410	2,609
Econ. Dev. Auth., Municipal Rehabilitation Rev. Ref. Bonds, Series 2019-A, 5.25% 4/1/2028	2,715	2,872
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	375	375
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2028	3,000	3,171
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2005-N-1, NATL, 5.50% 9/1/2027	1,000	1,048
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	2,115	2,118
County of Gloucester, Improvement Auth., Rev. Ref. Bonds (Rowan University Project), Series 2017-A, AGI, 5.00% 11/1/2028	1,750	1,782
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032	500	516
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	470	483
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	1,050	1,078
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	610	625

83	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	USD 610	$616
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	635	632
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1A, AMT, 5.00% 12/1/2031	2,520	2,681
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2033	3,745	4,089
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	115	112
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	680	668
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	775	747
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	595	595
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	270	269
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	1,815	1,782
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	1,355	1,446
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2025-M, 6.50% 4/1/2056	6,050	6,798
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2034	2,030	2,310
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2035	700	792
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2037	630	708
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2025-AA, 5.00% 6/15/2039	2,065	2,332
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027	520	544
Transportation Trust Fund Auth., Transportation System Bonds, Series 2021-A, 5.00% 6/15/2028	1,400	1,480
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	6,700	7,733
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2026	500	487
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2028	590	541
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2035	550	391
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2031	5,000	5,563
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2034	4,070	4,707
		64,700
New Mexico 0.34%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.05% 10/1/2044	550	538
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	1,750	1,530
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 3.875% 6/1/2040 (put 6/1/2029)	450	457
Fin. Auth., Rev. Bonds (Public Project Revolving Fund), Series 2025-B, 5.00% 6/15/2037	1,275	1,483
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037	1,315	1,318
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	1,235	1,232
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	3,155	3,473
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2025, 5.00% 6/1/2054 (put 11/1/2030)	5,785	6,177
		16,208
New York 9.00%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.50% 6/1/2044	400	379
Town of Brookhaven Local Dev. Corp., Rev. Ref. Bonds (Active Retirement Community, Inc.), Series 2016, 5.25% 11/1/2030	830	843
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,170	1,178
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	500	501
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	465	460
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.25% 7/1/2041	1,300	1,453
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.25% 7/1/2044	1,100	1,189
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2033	1,100	1,209
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 3/15/2031	2,500	2,806
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2032	3,030	3,456
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2037	1,040	1,063
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2040	2,655	2,939
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2041	685	760
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,135	1,111

Capital Group Fixed Income ETF Trust	84

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2042	USD 1,065	$1,166
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024, 5.00% 3/15/2045	895	940
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 5.00% 3/15/2029 (escrowed to maturity)	5,515	5,936
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 5.00% 3/15/2029	685	740
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2038	2,000	2,313
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	805	842
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2041	3,310	3,683
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2043	2,500	2,711
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	2,400	2,545
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	120	124
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026) (a)	500	498
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	475	477
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	500	520
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	1,275	1,296
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,000	1,702
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	720	720
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	995	724
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-B, 5.00% 11/15/2041	910	1,003
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,500	1,618
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	1,810	1,645
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,600	2,709
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,330	3,499
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-1, 5.00% 7/1/2028 (put 7/1/2026)	1,360	1,400
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	170	171
New York City GO Bonds, Fiscal 2009, Series 2009-B-3, 5.00% 9/1/2027	4,000	4,168
New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 3.30% 3/1/2039 (b)	4,440	4,440
New York City GO Bonds, Fiscal 2016, Series 2016-E, 5.00% 8/1/2028	1,135	1,150
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2039	5,415	5,740
New York City GO Bonds, Fiscal 2022, Series 2022-B, 5.00% 8/1/2031	3,065	3,433
New York City GO Bonds, Fiscal 2022, Series 2022-B-1, 5.00% 8/1/2036	1,750	1,939
New York City GO Bonds, Fiscal 2023, Series 2023-1, 5.00% 8/1/2036	890	1,002
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2026	1,415	1,421
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	1,005	1,079
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2034	7,585	8,778
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2040	1,390	1,524
New York City GO Bonds, Fiscal 2025, Series 2025-G, 5.00% 2/1/2042	4,150	4,498
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2042	1,935	2,090
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2037	3,885	4,406
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2038	7,500	8,459
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	3,645	3,988
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2042	4,285	4,649
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2044	5,000	5,315
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2048	5,250	5,435
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 3.00% 2/15/2026	1,440	1,441
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.05% 11/1/2031	530	485
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	9,000	9,043
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046	500	340
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	2,220	2,255
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031 (a)	900	929
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2031	2,250	2,478
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 2.00% 1/1/2038	2,375	1,852

85	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-EE, 5.00% 6/15/2031	USD 1,485	$1,683
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2031	1,890	2,142
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037	750	760
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 6/15/2042	1,170	1,159
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-4, 2.50% 6/15/2050 (b)	18,750	18,750
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 2.50% 6/15/2053 (b)	20,800	20,800
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2037	13,000	14,995
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	2,000	2,177
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2035	4,360	5,169
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2040	3,270	3,680
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2043	1,650	1,795
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-B-1, 5.00% 11/1/2034	500	501
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2039	570	600
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2035	645	664
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-E, 5.00% 11/1/2032	2,420	2,764
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-E-1, 5.00% 11/1/2041	2,160	2,343
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2036	3,010	3,425
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2038	1,680	1,883
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2040	2,000	2,194
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2040	1,000	1,098
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.00% 2/1/2042	1,125	1,206
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2042	2,085	2,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-A1, 5.00% 11/1/2027	1,020	1,065
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2027	1,230	1,283
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2030	3,670	4,079
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2031	1,860	2,102
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 11/1/2032	3,000	3,427
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2035	1,250	1,449
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2035	1,000	1,175
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	4,760	5,490
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2036	1,100	1,263
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2037	2,335	2,666
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2037	2,955	3,361
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2038	8,480	9,555
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2038	4,185	4,741
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2039	6,080	6,787
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2040	1,550	1,709
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2041	2,005	2,188
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2045	1,120	1,181
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2046	6,000	6,283
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	4,695	4,927
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.25% 11/1/2048	1,230	1,303
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2037	4,000	4,623
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2040	1,550	1,732
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2041	1,250	1,379
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	465	502
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.25% 12/1/2044	1,325	1,460
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,103
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	1,000	998
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2038	900	901
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2039	1,120	1,118
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, AGI, 6.50% 11/1/2055	1,020	1,151
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	2,780	2,986

Capital Group Fixed Income ETF Trust	86

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2034	USD 1,000	$1,040
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	1,000	1,019
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	755	762
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	1,160	1,161
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	1,050	1,051
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,010
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2041	1,040	1,120
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 4.00% 3/15/2044	15,000	16,014
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	280	278
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	1,350	1,416
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2033	1,150	1,221
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2033	500	545
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2033	4,390	4,773
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	2,240	2,436
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	2,750	2,957
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2036	1,600	1,677
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	750	775
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	2,510	2,513
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2028	1,250	1,291
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,000	2,062
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	2,500	2,550
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	1,500	1,539
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	3,000	3,308
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	2,265	2,364
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	2,150	2,181
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	4,855	4,527
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.50% 6/30/2042	1,000	1,058
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2044	1,000	1,023
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2040	1,000	1,105
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 11/15/2042	1,250	1,377
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	575	660
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2036	1,000	1,172
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 9/15/2031	1,625	1,845
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2037	1,015	1,031
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	1,510	1,526

87	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2038	USD 1,180	$1,274
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	2,500	2,532
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2032	4,255	4,743
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	7,895	8,866
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2035	6,000	6,914
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2035	5,000	5,789
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	840	932
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2041	1,190	1,340
		432,458
North Carolina 1.24%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	500	534
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	1,345	1,349
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	740	771
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2034	4,350	4,629
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	6,350	6,654
GO School Bonds, Series 2023, 5.00% 9/1/2029	2,185	2,387
GO School Bonds, Series 2023, 5.00% 9/1/2030	2,500	2,791
County of Guilford, GO Rev. Ref. Bonds, Series 2017, 5.00% 3/1/2026	150	151
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2016-A, 5.00% 1/15/2034	4,200	4,207
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	5,290	5,600
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	635	677
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	540	584
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,595	1,777
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	3,715	4,079
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	2,475	2,784
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	2,485	2,835
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	395	396
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	435	439
Limited Obligation Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2027	4,000	4,119
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	1,840	1,946
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Deerfield Episcopal Retirement Community), Series 2026-B-1, 4.00% 11/1/2031	3,000	3,002
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	800	818
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	565	565
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	115	115
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	85	85
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.00% 9/1/2034	900	951
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-A, 5.00% 10/1/2039	500	523
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	1,360	1,373
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Tyron Flats), Series 2025, 2.95% 9/1/2059 (put 3/1/2029)	2,370	2,367
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2043	560	261
City of Wilmington Housing Auth., Multi Family Housing Rev. Bonds (Avenue Flats), Series 2025, 2.95% 5/1/2044 (put 5/1/2028)	800	800
		59,569
North Dakota 0.17%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	300	300
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,570	1,573
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	985	973
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,880	1,848
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	600	635

Capital Group Fixed Income ETF Trust	88

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota (continued)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	USD 105	$112
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,860	2,070
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	500	487
		7,998
Ohio 2.74%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	4,015	4,027
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/2029	1,000	1,006
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,000	1,016
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	1,000	957
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	3,030	3,022
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 3.75% 1/15/2028 (a)	655	656
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	8,000	8,009
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	1,000	924
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	750	800
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2035	540	569
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2038	1,000	980
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,000	844
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2027	1,000	1,027
Capital Facs. Lease Appropriation Bonds, Series 2025-B, 5.00% 10/1/2039	1,720	1,944
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/2037	3,225	3,691
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/2038	2,850	3,242
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/2039	2,080	2,327
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.25% 1/1/2034 (a)	750	781
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	250	192
Columbus Regional Airport Auth., Airport Rev. Bonds (John Glenn Columbus International Airport), Series 2025-A, AMT, 5.00% 1/1/2033	1,800	2,001
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Dering Family Homes Project), Series 2023, 5.00% 7/1/2045 (put 2/1/2027)	840	852
Common Schools GO Bonds, Series 2025-A, 5.00% 6/15/2035	1,000	1,185
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 3.32% 12/1/2027 (put 6/1/2026)	1,595	1,596
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	2,000	2,000
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2036	2,000	1,969
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2040	3,380	3,386
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2045	1,860	1,863
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/2031	540	603
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	1,000	1,000
GO Higher Education Bonds, Series 2025-A, 5.00% 5/1/2042	2,500	2,746
GO Infrastructure Improvement Bonds, Series 2025-A, 5.00% 3/1/2032	1,375	1,572
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	500	520
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2038	2,075	2,324
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2041	3,825	4,125
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2042	925	987
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2031	1,000	1,136
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2038	2,265	2,347
Hospital Facs. Rev. Bonds (Children’s Hospital Medical Center of Akron), Series 2024-B, 5.00% 8/15/2054 (put 8/15/2032)	3,205	3,549
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	420	425
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	250	248
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	1,000	989

89	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harding Heights Apartments Project), Series 2025, 3.15% 7/1/2045 (put 7/1/2028)	USD 3,270	$3,274
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	2,115	2,137
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	545	540
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	855	903
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	715	777
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	2,420	2,652
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	5,000	5,706
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2015-B, 4.00% 11/15/2045	1,895	1,653
Miami University, General Receipts and Rev. Ref. Bonds, Series 2024-A, 5.00% 9/1/2038	1,000	1,124
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2037	2,100	2,157
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2023-B, 5.00% 12/1/2034	1,315	1,506
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program III), Series 2026-A, 5.00% 6/1/2035	15,000	17,632
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	3,755	3,844
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2033	975	1,088
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2034	900	1,007
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2036	1,130	1,242
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2037	1,000	1,091
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2038	775	840
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2041	1,200	1,263
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2044	1,010	1,035
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 7/1/2027	740	761
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2033	875	882
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2034	1,000	1,008
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2035	1,000	1,007
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2036	580	584
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2024-D, 5.00% 12/1/2033	2,000	2,342
		131,492
Oklahoma 0.41%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	705	773
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	1,665	1,826
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	2,340	2,636
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-C, 6.50% 3/1/2057	3,000	3,444
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	1,420	1,179

Capital Group Fixed Income ETF Trust	90

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma (continued)
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2042 (preref. 7/1/2026)	USD 2,000	$2,014
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2046 (preref. 7/1/2026)	2,000	2,014
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	1,000	1,111
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.00% 1/1/2038	4,000	4,575
		19,572
Oregon 0.76%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2025-A, 5.00% 4/1/2037	1,000	1,163
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2042	1,500	1,654
GO Bonds, Series 2021-A, 5.00% 5/1/2026	1,050	1,059
GO Bonds, Series 2021-A, 5.00% 5/1/2029	1,015	1,100
GO Bonds (Article XI-Q State Projects), Series 2019-A, 5.00% 5/1/2027	1,405	1,452
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2034	500	576
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.00% 5/1/2037	950	1,108
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2043	2,000	2,233
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	225	241
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2041	375	420
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Gresham Civic Station Apartments Project), Series 2025-Q, 3.125% 7/1/2044 (put 7/1/2028)	1,000	1,003
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	2,545	2,826
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	765	682
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	3,165	3,454
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2030	2,990	3,259
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2031	3,155	3,492
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2032	3,260	3,632
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2031	1,705	1,941
Washington County, Full Faith and Credit Obligations, Series 2025, 5.00% 6/1/2037	4,645	5,404
		36,699
Pennsylvania 2.75%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2044	2,350	2,365
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	3,270	3,281
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	4,947	4,458
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	631	678
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2029	1,155	1,179
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2030	515	526
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2031	660	674
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	345	348
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	110	121
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Service, Inc. Project), Series 2010-B, 2.875% 12/1/2030 (put 4/1/2026)	395	395
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	1,000	1,101
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	3,430	3,446
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	800	840
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	1,235	1,281
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	15,000	15,167
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,000	1,004
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 3.45% 4/1/2034 (put 1/15/2026)	2,280	2,280
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2039	500	496
Erie County School Dist., Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 4/1/2031	525	559

91	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
GO Bonds, Series 2016, AGI, 5.00% 9/15/2026	USD 560	$570
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.00% 6/1/2033	1,285	1,401
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.00% 6/1/2034	1,355	1,483
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/2046	745	753
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	2,150	2,311
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	1,390	1,496
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	250	229
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	225	223
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	263	259
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	1,388	1,372
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	936
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,960	1,964
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	1,535	1,594
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	630	670
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	755	817
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	2,655	2,909
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-147-A, 6.25% 10/1/2054	2,965	3,267
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-150-A, 6.25% 10/1/2055	6,485	7,351
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-149-A, 6.50% 10/1/2055	1,875	2,147
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,000	2,006
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,340	1,344
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	360	391
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.125% 7/1/2037	1,035	1,037
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2031	210	226
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2032	305	331
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2033	400	436
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2034	420	457
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (e)	4,890	4,932
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, 4.10% 6/1/2029	1,290	1,342
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	1,960	1,985
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	7,000	7,274
Pennsylvania State University Bonds, Series 2025-A, 5.00% 9/1/2042	2,500	2,749
Pennsylvania State University Bonds, Series 2025-A, 5.00% 9/1/2043	1,180	1,284
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	1,000	1,018
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2032	1,000	1,016
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	980	1,010
Philadelphia School Dist., GO Bonds, Series 2019-A, NATL,5.00% 9/1/2026	500	507
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2028	2,750	2,791
Philadelphia School Dist., GO Green Bonds, Series 2023-B, 5.25% 9/1/2038	1,000	1,125
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, FGIC-NATL, 5.00% 6/1/2034	6,000	6,838
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	365	356
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	500	522
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2038	1,520	1,732
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2044	2,000	2,207
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	960	1,075
University of Pittsburgh, Commonwealth System of Higher Education, Asset Notes, Series 2025, 5.00% 4/15/2032	7,500	8,545
University of Pittsburgh, Commonwealth System of Higher Education, Asset Notes, Series 2025-A, 5.00% 2/15/2036	4,290	5,077
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026	500	501
		132,065

Capital Group Fixed Income ETF Trust	92

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico 2.35%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	USD 500	$523
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	1,500	1,554
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	1,860	1,931
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	2,500	2,366
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (f)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2017 (f)	1,365	911
Electric Power Auth., Power Rev. Bonds, Series 2016-B-4, 10.00% 7/1/2019 (f)	450	300
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023 (f)	70	47
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (f)	190	127
Electric Power Auth., Power Rev. Bonds, Series 2010-EEE, 6.05% 7/1/2032	2,325	1,558
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	320	314
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (f)	465	312
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (f)	4,080	2,734
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (f)	695	466
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	2,500	1,631
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (f)	1,400	935
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.359% 7/1/2029 (b)	1,015	984
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,532	1,533
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	8,945	8,680
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	2,673	2,474
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	47,546	30,489
GO Taxable Bonds, Series 2022, 5.25% 11/1/2051 (b)	7,500	2,541
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	26,396	17,289
Housing Fin. Auth., Collateralized Multi Family Housing Rev. Bonds (Mirador Las Casas Project), Series 2023-B, 5.00% 3/1/2027 (put 3/1/2026)	1,200	1,204
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2033	435	464
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2041	455	413
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,285	1,308
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	23,853	23,367
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	5,682	5,566
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	2,000	672
		112,756
Rhode Island 0.14%
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	740	730
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	330	322
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,085	1,053
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	3,460	3,487
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	455	449
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2026	500	502
		6,543
South Carolina 1.59%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	12,049	8,622
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	212
City of Greenville, Housing Auth., Multi Family Housing Rev. Bonds (Cherokee Landing Apartments Project), Series 2023, 5.00% 7/1/2027 (put 7/1/2026)	800	807
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	4,055	4,488
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	4,290	4,870
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	5,645	5,652
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	2,575	2,587
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.50% 12/1/2045	850	857
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2045	2,120	2,310

93	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	USD 10,000	$10,784
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2048	5,000	5,346
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2049	6,000	6,392
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2025-A, 5.25% 11/1/2042	1,875	2,076
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	2,500	2,500
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	1,000	1,082
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2040	940	1,036
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2041	1,500	1,635
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2034	4,005	4,442
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	2,000	2,156
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	1,000	1,009
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	2,870	2,896
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033	500	504
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2038	1,465	1,474
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2031	2,595	2,868
		76,605
South Dakota 0.25%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	550	596
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	4,275	4,658
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	6,100	6,943
		12,197
Tennessee 1.16%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Stone Bridge Lofts Project), Series 2022-B, 3.35% 4/12026	1,875	1,875
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2035	7,335	7,396
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	4,425	4,841
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	265	265
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	715	720
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-2-A, 6.00% 1/1/2056	4,315	4,834
City of Johnson City, Health and Educational Facs. Board, Hospital Rev. Ref. Bonds (Ballad Health), Series 2023-A, 5.00% 7/1/2032	10,000	11,124
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	690	690
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2038	290	315
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-B-1, BAM, 5.00% 7/1/2044	2,000	2,068
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Grosvenor Square Project), Series 2022, 4.00% 12/1/2027 (put 6/1/2026)	1,725	1,729
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Willow Place Project), Series 2022, 3.75% 12/1/2027 (put 6/1/2026)	150	150
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Willow Place Project), Series 2023, 3.75% 12/1/2027 (put 6/1/2026)	1,000	1,003
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2028	945	1,012
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2029	410	449
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	350	390
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	14,315	15,405
County of Williamson, GO Public Improvement and School Bonds, Series 2019, 5.00% 4/1/2026	235	237
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	1,105	1,123
		55,626

Capital Group Fixed Income ETF Trust	94

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 12.79%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	USD 405	$406
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	3,140	3,160
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	2,245	2,307
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 5.00% 8/15/2026	2,150	2,183
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	1,375	1,412
Allen Independent School Dist. Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,100	1,190
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (g)(h)(i)	510	510
Anna Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2050	2,465	2,633
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044 (a)	885	813
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	387
City of Arlington, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2036	1,445	1,649
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2039	1,140	1,245
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	195	202
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	160	165
Austin Community College Dist., Limited Tax Bonds, Series 2023, 5.00% 8/1/2039	1,000	1,103
City of Austin, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 11/15/2033	1,000	1,057
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2041	1,500	1,607
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2042	1,585	1,679
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2031	1,000	1,000
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2040	2,000	2,252
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2042	2,250	2,488
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2036	1,500	1,682
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2037	1,250	1,391
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2038	1,750	1,938
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,025	1,018
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2034	1,750	1,825
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	485	486
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042 (a)(b)(f)	11	1
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(f)	59	6
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2019-B, AMT, 7.00% 3/1/2039 (f)	625	63
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 9/1/2041	1,545	1,550
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.50% 9/1/2043	1,705	1,705
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.625% 9/1/2045	1,880	1,879
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.625% 4/1/2043	1,270	1,259
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	1,055	961
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	6,505	6,629
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	240	240
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	241	244
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	506	506
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.375% 9/1/2041	1,005	968
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2043	1,095	1,035
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,820	2,047
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	3,420	3,727
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032	500	552
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2030	2,130	2,319
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	1,000	1,000
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	595	684
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2043	4,755	5,065

95	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2044	USD 3,780	$3,990
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,000	1,037
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 3.00% 8/15/2051	2,000	1,395
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	500	506
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,000	1,083
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	105	114
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	1,680	1,756
College Student Loan GO Bonds, Series 2019, AMT, 5.00% 8/1/2027	1,000	1,033
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2035	2,400	2,782
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2036	1,000	1,151
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,165	1,288
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2040	1,000	1,111
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2043	1,340	1,289
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2043	615	666
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	2,440	2,790
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,630	1,852
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2031	1,045	1,120
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2032	1,000	1,135
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2032	7,000	7,747
City of Dallas, GO Rev. Ref. and Improvement Bonds, Series 2024-C, 5.00% 2/15/2032	1,750	1,980
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	500	500
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2036	1,090	1,252
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2020-C, 5.00% 10/1/2038	1,440	1,550
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2028	1,080	1,154
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2034	2,500	2,686
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	1,000	987
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	1,605	1,834
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)	2,900	2,900
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	1,655	1,658
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	195	201
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	420	428
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 6/15/2036	1,525	1,674
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 4.625% 12/31/2035 (a)	500	509
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.50% 12/31/2035 (a)	750	779
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.00% 12/31/2035 (a)	810	841
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	194	197
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	360	360
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.25% 9/1/2037	1,385	1,387
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.50% 9/1/2040	1,010	1,010
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2028	2,500	2,658
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2034	1,410	1,644
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2037	1,390	1,561
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.125% 4/1/2039	900	901
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.375% 4/1/2041	1,000	1,002
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.50% 4/1/2043	1,110	1,107
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,085	1,183

Capital Group Fixed Income ETF Trust	96

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.375% 9/1/2037	USD 1,025	$1,041
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2041	500	565
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2042	1,000	1,117
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2037	1,490	1,496
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,085	1,088
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/15/2043	3,640	3,908
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/15/2044	2,570	2,736
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,125
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2035	1,210	1,226
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2042	1,070	1,014
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2045	1,235	1,169
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2043	1,250	1,161
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2031	1,350	1,501
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2038	1,180	1,345
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2039	2,045	2,314
County of Galveston, Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2036	1,180	1,175
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	1,000	920
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2041	1,080	1,080
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2043	1,200	1,171
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2035	1,275	1,441
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2032	1,020	1,104
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 4.875% 12/1/2038	1,055	1,077
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2041	1,330	1,278
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.00% 9/1/2039	1,050	1,023
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2045	1,050	1,027
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2040	1,070	1,068
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2041	1,105	1,049
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2046	1,085	985
County of Harris, Rev. Ref. Bonds, Series 2022-A, 5.00% 8/15/2031	2,825	3,182
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2038	3,110	3,450
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2030	625	657
County of Harris, Toll Road Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2035	1,050	1,050
Harris County Hospital Dist., Limited Tax Bonds, Series 2025, 5.00% 2/15/2038	2,000	2,239
Harris County Housing Fin. Corp., Multi Family Housing Rev. Notes (Baypointe Apartments), Series 2025, 2.95% 9/1/2043 (put 9/1/2028)	2,045	2,041
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2042	1,050	1,030
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2042	1,095	1,045
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	780	862
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	4,375	4,385
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,410	1,388
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,765	1,910
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	5,000	5,605
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	2,895	3,182
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	765	767
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	11,240	12,096
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	2,400	2,645
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	5,325	5,822
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	2,250	2,432
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,525	1,387
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	5,965	5,426
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.25% 7/1/2039	2,000	2,227
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2028	2,825	2,965
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 7/1/2029	500	534

97	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2029	USD 2,500	$2,673
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2031	15,320	16,815
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2037	1,085	1,088
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	1,030	1,031
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	5,595	5,685
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,750	1,779
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,425	1,449
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2031	2,000	2,126
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2035	3,000	3,276
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	4,000	4,205
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 4.00% 2/1/2055 (put 8/1/2028)	1,630	1,684
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	135	140
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	6,350	7,195
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2036	2,145	2,450
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.50% 9/1/2037	1,150	1,161
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.875% 9/1/2046	1,040	1,052
Klein Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds (Permanent School Fund Guarantee Program), Series 2025, 4.00% 8/1/2048	1,550	1,459
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 4.25% 9/15/2032 (a)	340	345
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 5.75% 9/15/2045 (a)	330	340
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	500	514
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2023, 5.00% 8/15/2030	1,580	1,758
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2027	3,000	3,118
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	855	855
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, AGI, 5.00% 5/15/2026	585	590
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2036	2,035	2,184
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2037	2,000	2,134
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,005	1,067
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,340	1,398
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2040	2,000	2,100
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2025, 5.00% 5/15/2041	2,500	2,696
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2025, 5.00% 5/15/2042	1,275	1,361
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2034	1,000	1,133
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2030	400	443
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2031	755	852
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	825	859
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.25% 9/1/2039	870	878
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2041	1,875	1,895
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043	1,605	1,713
Mesquite Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2042	4,340	4,763
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2042	1,145	1,083
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	7,690	7,692
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	2,305	2,321
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	2,690	2,789
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.25% 12/1/2036	1,055	1,068
County of Montgomery, Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,520	1,464
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2037	570	573
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2038	595	595

Capital Group Fixed Income ETF Trust	98

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2039	USD 625	$622
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2040	655	653
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.625% 9/1/2041	1,015	1,013
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2038	1,050	1,041
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.375% 11/1/2041	1,235	1,234
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,000	4,252
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	6,435	7,158
Municipal Gas Acquisition and Supply Corp. V, Gas Supply Rev. Bonds, Series 2024, 5.00% 1/1/2055 (put 1/1/2034)	2,500	2,700
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	22,000	23,563
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2034	1,250	1,438
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2035	1,320	1,527
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2036	1,300	1,487
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2042	2,410	2,663
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	990	993
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	2,000	1,957
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	450	455
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 5.00% 12/15/2027	500	523
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2032	300	321
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2033	145	155
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	1,200	1,182
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	2,415	2,443
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2030	2,935	3,239
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2031	3,085	3,468
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036	420	398
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2025, 5.00% 9/1/2044	2,500	2,659
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036	500	507
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2033	2,450	2,793
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	2,420	2,780
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2035	710	815
North Texas Tollway Auth., System Rev. Ref. Bonds, CAB, Series 2008-D, AGI, 0% 1/1/2030	2,555	2,269
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.375% 3/1/2041	1,200	1,203
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2041	1,450	1,601
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2042	1,500	1,638
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2049	2,590	2,684
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 4.25% 9/1/2033 (a)	450	453
Pine Forest Municipal Utility Dist., Unlimited Tax Bonds, Series 2025, 5.00% 9/1/2043	1,125	1,140
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,790	2,057
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 4.00% 2/15/2043	2,020	2,016
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	1,000	1,154
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	2,500	2,790
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2044	1,100	1,175
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2045	1,150	1,221
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	350	310
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2034	1,000	1,013
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2039	1,000	1,010
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2027	1,215	1,248
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2029	525	564
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2033	1,500	1,535
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2037	2,005	2,296
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2042	1,500	1,625
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2049	3,015	3,130
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	8,905	8,939

99	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, General Improvement Bonds, Series 2024, 5.00% 2/1/2035	USD 1,175	$1,350
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	1,000	1,090
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2040	500	548
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM, 5.00% 10/1/2029	1,000	1,085
Socorro Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-B, 5.00% 8/15/2029	3,755	3,903
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	3,500	3,820
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2041	1,500	1,615
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2041	2,000	2,217
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2042	1,725	1,892
Spring Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2046	6,590	7,138
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2047	2,855	2,972
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	1,025	1,167
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.50% 6/30/2040	1,500	1,588
County of Tarrant, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.50% 12/1/2041	1,030	1,042
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	5,000	5,702
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	1,270	1,334
Tarrant Regional Water Dist., Water Transmission Facs. Contract Rev. Bonds, Series 2025, 5.00% 9/1/2034	2,015	2,335
Tarrant Regional Water Dist., Water Transmission Facs. Contract Rev. Bonds, Series 2025, 5.00% 9/1/2037	7,680	8,702
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041	3,000	3,310
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2026	4,000	4,049
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2042	2,005	2,156
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2033	500	533
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2041	950	1,039
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2038	1,230	1,199
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2041	1,425	1,334
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2039	3,135	3,483
Transportation Commission, GO Highway Improvement Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2032	1,625	1,850
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2037	3,250	3,762
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2041	5,750	6,381
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	4,945	4,717
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2026	1,590	1,595
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2036	4,030	3,894
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 2/15/2037	1,000	1,100
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2032	1,875	2,125
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/2036	2,185	2,523
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/2038	1,150	1,308
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 4.00% 7/1/2049	1,500	1,403
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2033	1,415	1,643
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2036	17,750	20,756
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040	500	504
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2045	3,000	3,184
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2021, 5.00% 8/1/2032	1,270	1,428
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2025, 5.00% 8/1/2039	2,270	2,576
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2025, 5.00% 4/15/2033	8,085	9,330
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2035	1,000	1,145
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2038	5,020	5,688
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2038	1,380	1,370
Williamson County, Limited Tax Rev. Ref. and Park Bonds, Series 2025, 5.00% 2/15/2030	1,035	1,134
Williamson County, Limited Tax Rev. Ref. and Park Bonds, Series 2025, 5.00% 2/15/2036	1,400	1,624
		614,149

Capital Group Fixed Income ETF Trust	100

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
United States 0.32%
Freddie Mac, Multi Family Certs., Series 2023, 4.003% 1/25/2040 (b)	USD 536	$523
Freddie Mac, Multi Family Certs., Green Bonds, Series 2025, 4.387% 11/25/2042 (b)	3,754	3,687
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.158% 12/25/2038 (b)	4,948	4,372
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	1,212	1,026
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (b)	1,972	1,860
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043 (b)	4,753	4,109
		15,577
Utah 1.04%
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	335	337
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, 5.00% 6/1/2038	1,000	1,062
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, 5.25% 6/1/2041	950	1,056
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	885	950
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	245	267
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	1,180	1,298
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,230	3,611
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,355	4,885
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027 (a)	450	451
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2029 (a)	950	957
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030 (a)	445	447
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2031 (a)	770	774
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	455	458
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039 (a)	1,920	1,974
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2035 (5.00% on 6/1/2031) (a)(c)	500	386
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2043 (5.75% on 6/1/2031) (a)(c)	370	275
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	971
Nebo School Dist., Local Building Auth., Lease Rev. Bonds, Series 2020, 2.125% 7/1/2033	2,910	2,686
NS Public Infrastructure Dist. No. 1, Special Assessment Bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	1,000	946
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	1,500	1,576
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)(f)	2,875	2,899
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2030	875	970
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2025, 5.00% 12/15/2044	17,710	19,219
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2037	1,400	1,459
		49,914
Vermont 0.32%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	500	482
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	500	505
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	1,505	1,516
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,500	2,515
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2035	4,500	4,521

101	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Vermont (continued)
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2036	USD 5,000	$5,021
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	460	425
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	395	380
		15,365
Virgin Islands 0.07%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	500	505
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	1,000	1,045
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,815	1,920
		3,470
Virginia 0.89%
Alexandria Redev. and Housing Auth., Multi Family Housing Rev. Bonds (431 S Columbus St Block 4), Series 2024, 3.20% 12/1/2054 (put 6/1/2027)	1,315	1,316
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,155	1,155
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	3,275	3,275
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	500	493
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	1,310	1,318
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 4.00% 2/1/2034	1,040	1,072
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2031	6,025	6,340
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	250	257
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	500	514
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	270	277
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,000	2,887
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-C, 3.80% 11/1/2035 (put 5/28/2027)	600	607
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	100	101
Public Building Auth., Public Facs. Rev. Bonds, Series 2025-A, 5.00% 8/1/2029	4,245	4,620
Public Building Auth., Public Facs. Rev. Bonds, Series 2021-A, 5.00% 8/1/2032	3,450	3,886
Richmond Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Joyfield at German School Road), Series 2025, 3.10% 12/1/2055 (put 12/1/2026)	275	275
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	575	577
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	1,030	982
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	435	461
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2026	975	975
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	578
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	1,385	1,399
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	510

Capital Group Fixed Income ETF Trust	102

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2031	USD 2,925	$3,004
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,385	1,401
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	4,375	4,393
		42,673
Washington 3.47%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2031	2,620	2,985
Certs. of Part. (State and Local Agcy. Real and Personal Property), Series 2025-A, 5.00% 1/1/2031	4,110	4,587
Certs. of Part. (State and Local Agcy. Real and Personal Property), Series 2025-A, 5.00% 1/1/2032	3,905	4,427
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	500	463
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2022-A, 5.00% 7/1/2032	1,850	2,120
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	4,400	4,923
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2031	750	847
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2032	2,750	3,148
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2042	1,000	1,105
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2025-A, 5.00% 7/1/2033	2,000	2,324
GO Bonds, Series 2020-A, 5.00% 8/1/2039	680	718
GO Bonds, Series 2021-A-2, 5.00% 8/1/2039	1,360	1,457
GO Bonds, Series 2024-C, 5.00% 2/1/2041	1,645	1,811
GO Bonds, Series 2023-A, 5.00% 8/1/2044	1,240	1,319
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	1,500	1,501
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	500	500
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040 (a)	1,790	1,776
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047	2,675	2,693
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	355	362
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 5.00% 8/1/2039	3,090	3,206
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Ardea at Totem Lake Apartments Project), Series 2023, 5.00% 12/1/2043 (put 2/1/2027)	830	836
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	255	260
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	5,514	5,366
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.451% 4/20/2037 (b)	1,685	162
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	3,352	3,174
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.947% 11/20/2041 (b)	3,489	3,360
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.084% 3/20/2040 (b)	13,729	13,474
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	690	690
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 4.75% 1/1/2034 (a)	940	941
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	155	156
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050	290	286
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	500	510
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	750	774
County of King, Limited Tax GO Bonds, Series 2019-B, 5.00% 7/1/2026	1,200	1,215
County of King, Unlimited Tax GO Bonds, Series 2025-A, 5.00% 12/1/2038	6,210	7,146
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2021-E, 5.00% 6/1/2029	1,000	1,085
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2024-R-C, 5.00% 8/1/2031	540	610
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2042	1,085	1,194
Motor Vehicle Fuel Tax GO Bonds, CAB, Series 2005-F, AMBAC, 0% 12/1/2029	1,970	1,777
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2025-R-C, 5.00% 7/1/2028	4,790	5,092
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	2,165	2,404
North Thurston Public Schools, Unlimited Tax GO Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2032	1,750	2,008
City of Seattle, Drainage and Wastewater System Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 5/1/2039	1,050	1,198
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	500	500
Port of Seattle, Intermediate Lien Rev. and Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2030	3,840	4,168
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2028	5,150	5,412
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,709

103	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2029	USD 4,600	$4,952
Various Purpose GO Bonds, Series 2025-R-A, 5.00% 7/1/2036	5,320	6,144
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	5,050	5,684
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2037	11,380	13,207
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2038	1,095	1,242
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2039	10,000	11,436
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2043	10,000	10,909
Various Purpose GO Bonds, Series 2023-A, 5.00% 8/1/2046	1,940	2,027
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2033	1,115	1,291
		166,671
West Virginia 0.19%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	1,500	1,519
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	1,550	1,651
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	400	402
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	2,000	1,960
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2042	2,750	2,766
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2048	900	979
		9,277
Wisconsin 2.32%
Ascension Health Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 11/15/2026	1,000	1,007
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 5/1/2029 (preref. 5/1/2027)	3,585	3,706
GO Bonds, Series 2019-B, 5.00% 5/1/2027	1,330	1,375
GO Bonds, Series 2020, 5.00% 5/1/2034	1,140	1,224
GO Bonds, Series 2025-B, 5.00% 5/1/2036	10,000	11,643
GO Bonds, Series 2024-C, 5.00% 5/1/2038	6,485	7,379
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	2,400	2,751
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	2,060	2,392
GO Rev. Ref. Bonds, Series 2023-2, 5.00% 5/1/2036	2,790	3,182
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)	655	661
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043	670	639
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043 (preref. 5/15/2028)	80	83
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	3,950	4,036
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	280	296
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	345	300
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	280	280
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	370	374
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	1,005	1,010
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	4,975	5,028
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	2,430	2,433
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2025-A, 6.25% 9/1/2055	7,665	8,533
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,295	2,508
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2035 (a)	700	736
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.00% 6/15/2034 (a)	2,000	1,874
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.50% 6/15/2049 (a)	3,045	2,403
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,410	1,467

Capital Group Fixed Income ETF Trust	104

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2039 (a)	USD 700	$708
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2039 (a)	750	709
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	190	192
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	140	140
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	105	103
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	3,040	3,014
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Legacy Hills Project), Series 2025, 6.00% 11/15/2045 (a)	2,000	1,943
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	4,255	1,309
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	4,592	4,602
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	21,677	8,038
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	1,725	1,014
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	997	997
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	200	204
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2030	705	767
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	600	603
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	655	673
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	1,000	941
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2042	750	775
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2043	1,000	1,024
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2044	1,310	1,331
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.50% 7/1/2044	7,000	7,271
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	250	245
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	3,640	3,640
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032 (a)	405	400
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)(f)	480	503
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	147	149
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	839	839
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, AGI, 4.00% 7/1/2045	600	554
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, AGI, 4.00% 7/1/2050	1,000	891
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038 (a)	415	433
		111,332
Total bonds, notes & other debt instruments (cost: $4,396,559,000)		4,464,458
Common stocks 0.00%	Shares
Industrials 0.00%
AM BidCo Holdings, LLC (g)(j)	28	— (k)
Total common stocks (cost: $0)		— (k)

105	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Short-term securities 6.70%	Principal amount (000)	Value (000)
Municipals 6.70%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.50% 12/1/2029 (b)	USD 1,150	$1,150
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.85% 11/15/2052 (b)	8,100	8,100
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.45% 2/1/2048 (b)	12,105	12,105
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 3.45% 12/1/2035 (put 2/2/2026) (l)	13,815	13,815
State of California, Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.90% 11/1/2035 (b)	1,400	1,400
State of District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 3.35% 9/1/2040 (put 6/1/2026) (l)	4,280	4,281
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 2.58% 10/1/2047 (b)	6,045	6,045
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 3.45% 5/1/2028 (put 3/2/2026) (l)	2,110	2,110
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.30% 7/1/2060 (b)	9,805	9,805
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.10% 7/1/2051 (b)	8,500	8,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.45% 8/1/2044 (b)	3,200	3,200
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (l)	1,960	1,962
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.45% 11/1/2037 (b)	36,995	36,995
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.25% 4/1/2042 (b)	11,160	11,160
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.35% 11/15/2038 (b)	12,975	12,975
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 2.35% 11/15/2047 (b)	15,200	15,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 2.50% 12/1/2030 (b)	6,785	6,785
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.50% 11/1/2035 (b)	2,200	2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 2.50% 11/1/2035 (b)	4,240	4,240
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-D, 2.50% 11/1/2035 (b)	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 2.50% 11/1/2035 (b)	2,610	2,610
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 2.55% 2/15/2033 (b)	7,900	7,900
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 3.32% 7/1/2032 (b)	5,405	5,405
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 2.85% 4/1/2042 (b)	3,920	3,920
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.50% 3/1/2042 (b)	16,100	16,100
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 2.50% 6/15/2048 (b)	12,000	12,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 2.50% 8/1/2042 (b)	5,500	5,500
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 2.50% 1/1/2032 (b)	3,020	3,020
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.50% 1/1/2035 (b)	36,025	36,025
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.55% 1/1/2039 (b)	595	595
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-2, AMT, 3.85% 4/1/2049 (put 1/15/2026) (l)	640	640
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.45% 5/1/2048 (b)	15,620	15,620
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 2.58% 1/1/2033 (b)	1,010	1,010
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 2.55% 4/1/2032 (b)	1,100	1,100
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (HV Land Co. Apartments), Series 2022, 3.35% 6/1/2044 (put 12/1/2026) (l)	3,210	3,211
State of Texas, Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.20% 1/1/2041 (put 1/1/2027) (l)	2,000	2,000

Capital Group Fixed Income ETF Trust	106

Capital Group Municipal Income ETF  (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 2.55% 11/1/2029 (b)	USD 9,205	$9,205
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.55% 11/1/2038 (b)	5,875	5,875
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.40% 2/15/2038 (b)	5,000	5,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.50% 10/1/2044 (b)	18,905	18,905
		321,669
Total short-term securities (cost: $321,665,000)		321,669
Total investment securities 99.65% (cost: $4,718,224,000)		4,786,127
Other assets less liabilities 0.35%		16,624
Net assets 100.00%		$4,802,751
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	1,007	3/31/2026	USD210,251	$(91)
5 Year U.S. Treasury Note Futures	Long	323	3/31/2026	35,305	134
10 Year U.S. Treasury Note Futures	Short	200	3/20/2026	(22,488)	(72)
10 Year Ultra U.S. Treasury Note Futures	Short	457	3/20/2026	(52,562)	120
					$91
Restricted security (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,890	$4,932	0.11%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $272,226,000, which represented
5.67% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Step bond; coupon rate may change at a later date.
(d)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $510,000, which represented 0.01% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Non-income producing.
(k)	Amount less than one thousand.
(l)	For short-term securities, the mandatory put date is considered to be the maturity date.

107	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group

Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
LOC = Letter of Credit

NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	108

Capital Group Municipal High-Income ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 96.04%	Principal amount (000)	Value (000)
Alabama 2.60%
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	USD 3,865	$3,884
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	4,610	4,703
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	3,145	3,242
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	105	116
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	720	772
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	5,630	6,057
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	2,300	2,462
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-C, 5.50% 11/1/2056 (put 8/1/2034) (a)	500	530
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	2,545	2,723
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	1,860	1,868
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	2,485	2,544
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	2,125	2,283
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	35	35
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	1,125	1,151
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	130	140
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	850	901
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	1,530	1,672
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-B-1, 5.75% 4/1/2054 (put 11/1/2031)	410	454
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	2,875	3,130
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	500	507
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2054	275	278
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.00% 10/1/2056	135	128
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049	890	897
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	210	231
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	540	541
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040	250	274
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	70	76
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	115	123
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	710	734
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	630	659
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	920	880
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	6,115	5,620
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	2,380	2,352
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	605	611
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	710	738
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	3,085	3,312
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)	345	349
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	1,510	1,526
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	220	236
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	1,220	1,296
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	885	934
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 11/1/2055 (put 11/1/2032)	1,675	1,811
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	1,825	1,903
		64,683

109	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alaska 0.09%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026	USD 50	$50
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	70	76
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	220	220
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	220	220
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2029	220	220
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2030	1,400	1,401
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	165	165
		2,352
American Samoa 0.08%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038 (a)	160	164
Econ. Dev. Auth., General Rev. Bonds, Series 2025-B, 5.25% 9/1/2045 (a)	555	556
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038 (a)	1,180	1,258
		1,978
Arizona 2.88%
City of Chandler, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Intel Corp. Project), Series 2022-1, AMT, 5.00% 9/1/2042 (put 9/1/2027)	100	102
City of Chandler, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Intel Corp. Project), Series 2022-2, AMT, 5.00% 9/1/2052 (put 9/1/2027)	1,555	1,585
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Nevada Power Company Projects), Series 2017-A, AMT, 4.125% 9/1/2032 (put 3/31/2026)	110	110
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	50	43
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	10	10
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	320	308
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	170	151
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 4.00% 7/1/2028	30	30
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033	120	121
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	880	806
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	875	747
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2026	75	75
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	515	509
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.81%) 4.08% 1/1/2037 (b)	1,020	1,009
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	125	124
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	65	64
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	80	78
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	85	81
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045	500	447
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	615	525
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	195	161

Capital Group Fixed Income ETF Trust	110

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	USD 570	$453
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	395	364
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	730	605
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	690	548
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039 (a)	490	490
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049 (a)	880	798
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054 (a)	690	612
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	1,885	1,629
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.25% 7/1/2042	325	290
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	600	505
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.50% 7/1/2054	500	417
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	315	260
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038 (a)	260	262
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039 (a)	225	226
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047 (a)	270	253
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	250	246
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048 (a)	280	278
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049 (a)	340	311
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051	1,000	971
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051 (a)	70	66
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053 (a)	415	415
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054 (a)	225	202
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	135	135
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027 (a)	110	110
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037 (a)	175	176
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	70	70
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	170	170
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047 (a)	250	237
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047 (a)	375	356
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	375	367
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	3,525	3,485
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	545	509
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051 (a)	170	159
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	60	59
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	585	587
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	1,015	929
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	250	227
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	250	245
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040 (a)	205	191
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050 (a)	285	230
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038 (a)	230	231

111	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048 (a)	USD 855	$855
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	250	253
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	590	574
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	75	71
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051 (a)	260	202
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029 (a)	40	40
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039 (a)	55	55
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049 (a)	95	88
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	1,061	1,082
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.91% 5/20/2033 (b)(c)	987	33
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	3,973	3,941
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046 (a)	605	563
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Harmony Education Foundation-Harmony Public Schools Project), Series 2021-A, 4.00% 2/15/2041	205	188
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.625% 7/1/2045 (a)	65	65
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.875% 7/1/2060 (a)	135	135
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	220	226
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052 (a)	400	402
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.10% 7/1/2026 (a)	35	34
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031 (a)	390	362
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039 (a)	395	402
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	110	100
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	1,265	999
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	340	344
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049	100	99
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	550	526
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	285	231
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	555	524
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056 (a)	160	127
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2025-A, 5.50% 7/1/2060	210	210
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036 (a)	475	476
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047 (a)	1,445	1,324
County of Maricopa, Industrial Dev. Auth., Education Rev. Ref. Bonds (Legacy Traditional Schools Projects), Series 2024, 4.00% 7/1/2039	250	237

Capital Group Fixed Income ETF Trust	112

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Ref. Bonds (Legacy Traditional Schools Projects), Series 2024, 4.25% 7/1/2044	USD 200	$179
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	3,915	3,319
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	465	347
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	100	75
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	1,300	1,280
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	320	300
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	290	272
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	435	372
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	450	385
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	765	765
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	165	165
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	440	426
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	805	770
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026 (a)	70	70
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	460	460
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041 (a)	3,690	3,691
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	1,370	1,328
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046 (a)	525	503
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2034 (a)	70	70
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	950	835
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	80	70
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051 (a)	260	201
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057 (a)	85	64
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039 (a)	70	70
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049 (a)	140	128
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052 (a)	240	215
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034 (a)	50	50
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039 (a)	60	60
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049 (a)	165	151
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051 (a)	510	396
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057 (a)	710	535
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042 (a)	335	364
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052 (a)	950	1,017

113	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057 (a)	USD 700	$751
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Series 2021-B, AMT, 5.50% 10/1/2033 (d)	1,761	1,854
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), CAB, Series 2021-B, AMT, 5.50% 10/1/2033 (a)(d)	1,549	1,631
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	245	233
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	490	441
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	1,215	1,214
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	475	421
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064 (a)	700	612
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	795	754
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	610	507
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2025-A, 5.625% 12/1/2060	3,120	3,119
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Bonds (Yavapai Regional Medical Center), Series 2019, 4.00% 8/1/2043	105	99
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	490	472
		71,569
Arkansas 0.74%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052	1,055	1,056
Dev. Fin. Auth., Environmental Improvement Rev. Green Bonds (United States Steel Corp. Project), Series 2023, AMT, 5.70% 5/1/2053	320	325
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (a)	9,005	8,755
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (a)	6,645	6,510
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2067 (put 10/15/2032)	1,650	1,653
		18,299
California 9.13%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (d)	65	37
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (d)	205	116
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (d)	245	139
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	20	20
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	20	20
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	45	45
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.25% 11/1/2056	550	595
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	1,305	1,423
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	75	53
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	85	57
CMFA Special Fin. Agcy., Essential Housing Rev. Bonds (The Mix At CTR City), Series 2021-A-2, 4.00% 4/1/2056 (a)	550	414
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2040	550	311
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	880	440
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	3,985	4,376
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	1,435	1,456

Capital Group Fixed Income ETF Trust	114

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-C, 5.25% 1/1/2054 (put 10/1/2031)	USD 470	$500
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	1,850	1,984
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	885	940
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	395	412
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	525	564
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	1,955	2,115
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	1,275	1,351
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	905	942
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	1,500	1,593
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	920	970
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	665	724
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	730	619
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056 (a)	500	341
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	4,425	3,400
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	945	779
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-2, 4.00% 8/1/2050 (a)	590	465
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (a)	2,030	1,490
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (a)	3,915	1,757
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 3.00% 2/1/2057 (a)	2,000	1,233
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (a)	1,100	1,011
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2034	110	80
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2036	120	79
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	70	70
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	195	141
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	1,630	1,204
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (a)	385	271
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	1,755	1,416
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056 (a)	215	176
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (a)	1,465	1,166
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	1,915	1,300
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	255	188
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057 (a)	330	227
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048 (a)	700	498
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	2,180	1,700
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (a)	3,270	1,752

115	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	USD 672	$553
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058 (a)	807	443
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-A-2, 3.125% 7/1/2056 (a)	1,300	845
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	4,105	3,674
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	1,630	1,117
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	555	465
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	1,040	730
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	4,615	3,499
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (a)	2,818	2,150
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	445	316
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	1,601	1,365
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	8,805	7,260
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	290	204
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	1,805	1,086
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	685	489
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (a)	250	139
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	85	77
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	85	73
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	2,000	2,004
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	235	217
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	160	157
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2064 (a)	250	229
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2038	130	82
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2039	110	66
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2040	110	62
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2034	1,000	787
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	4,220	3,804
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible CAB, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035) (a)(d)	1,100	538
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	100	106
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2043	220	203
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	910	659
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	335	313
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	2,325	2,177
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	645	667
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	5,808	5,758
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	4,032	3,870
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.297% 9/20/2036 (b)	11,055	241
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	1,475	1,530
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	135	135
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)	4,500	4,500
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	420	361
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), CAB, Series 2021-B, 0% 1/1/2061 (a)	9,130	820

Capital Group Fixed Income ETF Trust	116

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (Brightline West Passenger Rail Project), Series 2025-B, AMT, 12.00% 1/1/2065 (put 11/2/2026) (a)	USD 3,235	$2,394
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	45	45
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	145	126
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	15	15
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	35	32
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	90	80
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.25% 9/1/2055	150	156
Las Virgenes Unified School Dist., GO Bonds, 2022 Election, Series 2025-B, 5.00% 8/1/2054	5,345	5,650
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2036	1,635	1,762
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	285	241
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	15	15
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	330	377
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	110	126
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	220	248
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	110	125
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	135	149
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	50	54
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	85	93
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	480	534
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	255	286
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	150	162
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	65	72
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	135	146
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2040	120	132
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	110	121
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	65	69
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	270	288
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	55	60
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	220	238
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	55	58
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	60	65
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	15	16
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	40	43
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	220	229
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	270	280
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	160	166
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	175	180
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2052	45	46
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	340	349
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	80	83
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	110	116
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	20	21
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2028	1,325	1,400
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2029	2,075	2,240
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	110	125
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	105	119
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2038	100	110
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	220	239
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	215	238
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	535	599
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	35	38
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	15	16
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	55	58
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	75	77
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	220	228

117	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	USD 50	$52
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	315	329
City of Los Angeles, Housing Auth., Multi Family Housing Rev. Bonds (Clarendon Apartments), Series 2024-B, 6.00% 12/1/2062 (a)	250	239
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2043	430	479
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2055	5,310	5,643
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	135	140
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	120	123
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	105	107
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2025-A-1, 5.00% 7/1/2049	325	346
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (a)	1,255	1,272
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	90	91
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	170	171
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	40	41
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	60	60
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	100	99
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	50	50
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	90	90
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	200	200
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.217% 11/20/2040 (b)	2,277	2,282
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (b)	1,200	1,125
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.00% 11/1/2035 (a)	250	266
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	280	257
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	240	199
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 3.00% 2/1/2046	1,755	1,312
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	425	390
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	220	169
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	570	421
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 4.00% 10/1/2049	115	101
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029 (a)	45	45
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049 (a)	170	154
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (a)	120	106
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2029	250	259
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2043	250	251
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	750	658
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2026	60	60
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	55	55
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2032	630	633
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	195	195
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	50	51
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	55	50
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	55	45
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (a)	60	60
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (a)	220	199
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	250	260
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	235	235
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	2,280	2,291

Capital Group Fixed Income ETF Trust	118

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (a)	USD 830	$759
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (a)	790	672
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	1,420	1,022
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	2,020	1,309
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	80	75
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	390	293
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	90	66
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.81% 7/20/2039 (b)	2,627	2,570
Newport-Mesa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2017, 0% 8/1/2044	195	88
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.565% 7/1/2027 (b)	335	336
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	250	250
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	135	144
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	65	68
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	105	107
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	265	269
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	420	437
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	85	80
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	100	85
Palomar Health, GO Rev. Ref. Bonds, Series 2017, AGI, 5.00% 11/1/2028	50	50
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	955	859
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	290	272
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	305	264
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	280	223
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045 (a)	360	360
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	70	69
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039 (a)	2,520	2,556
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.20% 6/1/2044 (a)	805	796
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.50% 6/1/2054 (a)	815	798
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (a)	2,640	2,524
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	10,000	10,578
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	55	55
Rio Hondo Community College Dist., GO Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2024 Election, Series 2025-A, 5.00% 8/1/2050	5,380	5,732
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	415	428
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	655	657
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	490	508
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	135	116
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	135	125
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	170	144
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	335	274

119	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	USD 350	$369
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	110	106
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	250	250
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	65	65
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,000	993
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	550	544
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), CAB, Series 2011-B, 0% 10/1/2039	465	272
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	225	229
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	445	452
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	415	430
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.266% 6/1/2034 (b)	535	524
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2026	155	156
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2049	145	151
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	235	204
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	125	105
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042 (a)	225	211
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (a)	175	150
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	8,480	8,981
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-E, 5.25% 11/1/2055	1,250	1,351
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2049	9,895	10,489
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	240	242
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (a)	100	87
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	765	656
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.25% 9/1/2038 (a)	140	151
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	70	74
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	105	110
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	85	89
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	85	85
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	70	71
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	360	271
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	315	252
San Marcos Unified School Dist., GO Rev. Ref. Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2055	150	162
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052 (a)	145	141

Capital Group Fixed Income ETF Trust	120

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	USD 135	$131
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (a)	120	115
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	15	15
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	15	15
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	25	25
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	55	54
Southern California Public Power Auth., Ref. Rev. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	55	63
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	280	292
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	65	68
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	3,295	2,368
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051 (a)	300	283
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	590	592
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	440	441
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056 (a)	4,260	4,263
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 12/1/2058 (a)	1,000	1,011
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026 (a)	110	110
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	300	301
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (a)	425	409
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	385	400
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	375	353
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-2, 7.00% 9/2/2054	135	129
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	40	40
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	3,860	4,305
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	485	555
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	600	734
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	300	281
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	2,945	3,171
Various Purpose GO Bonds, Series 2024, 5.25% 8/1/2044	945	1,049
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2039	1,000	1,146
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2045	125	136
		226,623
Colorado 7.04%
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	2,000	1,967
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. GO and Improvement Bonds, Series 2019, 5.25% 12/1/2048	500	489
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	3,237	2,963
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.25% 12/1/2041	500	456
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.50% 12/1/2044 (a)	830	842
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2019, 5.00% 12/1/2051	295	272
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.375% 12/1/2052	6,800	5,702

121	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.75% 12/1/2054 (a)	USD 2,510	$2,512
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	2,171	1,712
County of Arapahoe, Sky Ranch Community Auth. Board Dist. No. 3, Limited Tax Supported Bonds, Series 2022-A, 5.75% 12/15/2052	750	760
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	185	191
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	445	450
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	838	730
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax Convertible GO Bonds, CAB, Series 2025-A-1, 0% 12/1/2055 (6.25% on 12/1/2027) (d)	3,000	2,676
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax GO Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027) (d)	1,901	1,576
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027) (d)	11,830	10,216
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	1,861	1,866
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	500	406
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	476	479
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	1,648	1,601
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	1,700	1,628
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	500	417
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	9,784	7,403
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible CAB, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027) (d)	818	679
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 7.00% 12/1/2045	2,000	1,944
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	1,914	1,824
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051	500	422
City of Brighton, Ridgeline Vista Metropolitan Dist., GO Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060	1,256	1,184
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2024-B, 6.75% 12/15/2054 (e)	1,000	1,005
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, CAB, Series 2024-B, 0% 12/15/2054 (5.875% on 12/15/2026) (a)(d)	1,203	1,148
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	670	671
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	500	475
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	15	16
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	95	100
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2, 5.00% 12/1/2050	2,969	2,818
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	866	855
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	1,541	1,475
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	2,632	2,637
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.60% 12/1/2054 (a)	1,314	1,291
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	1,403	1,040
City of Commerce City, Second Creek Farm Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	500	469
City of Commerce City, Settler’s Crossing Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2020-A, 5.125% 12/1/2050 (a)	4,265	4,109
Conexus Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	500	504
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-A, 6.25% 12/1/2045	1,500	1,512
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-B, 8.75% 12/1/2055 (e)	1,250	1,224
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.125% 12/15/2054 (e)	1,000	974
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	305	273
City and County of Denver, Aviation Station North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2048	500	494

Capital Group Fixed Income ETF Trust	122

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049 (a)	USD 1,109	$1,050
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	2,012	2,013
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	65	46
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	3,965	3,969
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2040	600	648
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2041	560	599
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	260	213
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	1,810	1,817
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	670	673
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 5.125% 12/1/2050	730	737
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 6.00% 12/1/2055	295	318
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	700	533
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. GO Bonds, Series 2016, 5.25% 12/1/2040	500	500
County of Douglas, Hilltop Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	255	235
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Ref. Rev. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	56	54
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	115	128
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2006-B, NATL, 0% 9/1/2037	425	239
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Improvement Bonds, Series 2025-A, 5.75% 12/1/2055	1,125	1,136
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.80% 4/1/2054 (a)	560	553
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	600	585
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	10	9
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	35	29
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	160	126
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	565	569
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	6,323	6,330
Ellston Park Metropolitan Dist., Limited Tax GO Bonds, Series 2025-A, 6.00% 12/1/2055 (a)	500	498
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	500	505
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2050	2,710	2,579
Green Valley Ranch East Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.875% 12/1/2050	1,775	1,798
Green Valley Ranch East Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2025-A, CAB, 0% 12/15/2055 (6.50% on 12/1/2029) (d)	750	588
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	525	533
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	220	227
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	815	591
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	4,465	3,757
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	485	479
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	335	332
Health Facs. Auth., Rev. Bonds (Frasier), Series 2025-A, 5.00% 5/15/2040	155	162
Health Facs. Auth., Rev. Bonds (Frasier), Series 2025-A, 5.25% 5/15/2048	675	682
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 4.25% 9/1/2038	15	14
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 5.00% 9/15/2048	1,250	1,151
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	310	295
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	1,760	1,783

123	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	USD 445	$400
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	265	271
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	115	118
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	255	259
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	190	190
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2029	255	254
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2031	500	500
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037	815	815
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	1,000	1,007
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	290	272
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	675	572
Hess Ranch Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A-1, 5.00% 12/1/2049	4,500	4,365
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	130	131
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	75	84
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	2,825	3,118
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	330	371
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-M, Class I, 6.25% 11/1/2055	1,270	1,421
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	882	849
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	800	749
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (e)	1,000	998
Town of Johnstown, Granary Metropolitan Dist. No. 9, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.45% 12/1/2044 (a)	1,038	1,044
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	500	503
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	1,314	1,262
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 5.75% 12/1/2055 (a)	3,500	3,541
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 8.25% 12/15/2055 (a)(e)	1,000	983
County of La Plata, Three Sprints Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050 (e)	1,000	997
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 5.625% 12/1/2055	500	503
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	640	644
Town of Lochbuie, Silver Peaks Metropolitan Dist. No. 3, GO Senior Bonds, Series 2020-A, 5.00% 12/1/2050	500	477
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	477
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	2,356	2,102
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	8,167	6,567
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	500	488
Mead Place Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2024, 0% 12/1/2054 (8.00% on 6/1/2029) (a)(d)	2,407	1,806
Mesa County Valley School Dist. No. 51 (Grand Junction), GO Bonds, Series 2025, 5.25% 12/1/2049	1,090	1,171
North Range Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-A-3, 5.25% 12/1/2050	500	502
Town of Parker, Belford North Metropolitan Dist., GO Limited Tax Bonds, Series 2020-A, 5.50% 12/1/2050	696	629
Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 12/1/2040 (a)	2,000	2,001
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	145	153
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038	100	121
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	110	112
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, 4.25% 12/1/2054	150	145

Capital Group Fixed Income ETF Trust	124

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Sterling Ranch Community Auth. Board Dist. No. 2, Limited Tax Bonds, Series 2025-B, 6.875% 12/15/2055 (e)	USD 565	$568
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	654	670
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. Bonds, Series 2025-A-2, 6.25% 12/1/2055 (a)	884	890
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2051 (e)	1,472	1,042
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Bonds, Series 2022-B, 6.375% 12/15/2052 (e)	500	497
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Series 2022-B, 6.00% 12/15/2052 (e)	650	602
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Convertible CAB, Series 2022-A, 4.00% 12/1/2052	2,500	2,032
Tree Farm Metropolitan Dist., GO Limited Tax Bonds, Series 2021, 4.50% 12/1/2041 (a)	500	456
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 5.875% 10/1/2055 (a)	145	148
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 6.00% 10/1/2064 (a)	265	271
Water Valley Metropolitan Dist. No. 2, GO Rev. Ref. Bonds, Series 2016, 5.25% 12/1/2040	220	220
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051	3,215	2,616
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	1,535	1,225
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Convertible CAB, Series 2022-A-3-2, 0% 12/1/2051 (4.625% on 12/1/2027) (d)	740	541
City of Wheat Ridge, Legacy Community Auth., Limited Tax Rev. Bonds, Series 2025-A, 6.75% 12/1/2055	2,250	2,279
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (a)(e)	500	489
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	1,091	964
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046 (a)(e)	500	458
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 4.125% 12/1/2051	600	431
		174,911
Connecticut 0.84%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044 (a)	210	220
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051 (a)	1,110	950
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	620	660
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2014-E, 5.00% 7/1/2042	200	200
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053 (a)	180	167
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045 (a)	160	142
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	220	204
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	350	358
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	1,525	1,520
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	50	49
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	330	312
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	135	123
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	170	134
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2016-A-1, 1.90% 7/1/2042 (b)	1,500	1,500
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	30	30
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	15	15
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	25	26
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	60	63
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2035	80	80
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036	155	145
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2036	25	25

125	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037	USD 260	$214
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/15/2037	95	95
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/15/2037	100	103
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	125	124
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	25	25
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	80	80
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	140	150
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	85	92
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	60	66
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026 (a)	115	115
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	1,695	1,697
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035 (a)	1,380	1,430
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	3,000	3,024
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	235	238
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	2,835	2,874
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	360	372
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	2,620	2,656
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	115	121
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.375% 10/1/2045	185	190
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.50% 10/1/2055	120	122
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.25% 10/1/2060	115	115
		20,826
Delaware 0.04%
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	145	145
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	830	911
		1,056
District of Columbia 0.17%
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	340	302
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2050	195	204
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2025-A, 5.25% 7/15/2055	695	732
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 10/1/2050	550	564
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	155	168
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	890	771
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	110	113
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2049	100	99
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	145	146
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	390	390
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	375	368
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	470	470
		4,327

Capital Group Fixed Income ETF Trust	126

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 6.00%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	USD 225	$214
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	115	109
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	180	152
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	195	164
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049	310	274
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	265	237
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	240	241
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	785	766
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	610	583
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	355	355
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.00% 11/1/2042	1,975	1,804
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.125% 11/1/2051	1,000	840
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 5.55% 5/1/2045	1,125	1,127
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	260	242
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	165	174
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051 (a)	205	157
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056 (a)	170	128
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038 (a)	120	120
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039 (a)	140	132
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056 (a)	125	105
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	200	185
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	505	461
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037 (a)	600	601
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047 (a)	1,100	1,028
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037 (a)	165	165
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039 (a)	130	130
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047 (a)	340	319
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049 (a)	360	334
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052 (a)	195	178
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054 (a)	485	440
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	6,935	5,998
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), CAB, Series 2021-B, 0% 7/1/2061 (a)	22,315	1,897
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	615	518
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	520	502
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2044 (a)	175	165
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2064 (a)	425	370
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.00% 6/15/2043 (a)	140	144
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.25% 6/15/2053 (a)	390	396
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.375% 6/15/2058 (a)	1,435	1,463

127	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	USD 325	$311
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	870	793
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	830	745
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2053 (a)	145	140
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2058 (a)	190	182
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	75	76
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	350	351
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055 (a)	725	722
County of Clay, Sandridge Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021-A-1, 3.875% 5/1/2041	65	61
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Ave Maria National Project), Series 2021, 4.00% 5/1/2051	1,000	814
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 3 Master Improvements Project), Series 2019, 2.25% 5/1/2026	25	25
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 5.60% 6/1/2056	655	652
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2045	215	215
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	355	353
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	250	211
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042 (a)	100	98
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052 (a)	450	416
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056 (a)	230	214
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2059 (a)	335	323
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041 (a)	150	140
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051 (a)	120	103
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2033	85	86
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	675	684
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	110	99
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2042	220	220
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	320	310
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	125	119
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	265	217
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	640	607
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2055	500	471
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056	1,120	1,054
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.75% 6/15/2053 (a)	620	651
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055	120	94
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030 (a)	185	181
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	560	541
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050 (a)	450	393
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2055 (a)	250	254
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	260	277
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	505	530
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	1,180	971
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2024, AGI, AMT, 5.25% 7/1/2053	315	310
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2024, AMT, 5.50% 7/1/2053	1,425	1,069
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.25% 7/1/2047	1,250	938
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050 (a)	220	208
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055 (a)	220	204

Capital Group Fixed Income ETF Trust	128

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2036 (a)	USD 185	$173
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2041 (a)	150	129
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	5,195	5,259
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	2,230	2,251
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	2,175	2,241
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	8,935	8,249
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026) (a)	555	557
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	700	706
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2031	3,000	3,189
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052	515	450
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2034	3,500	3,754
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2036	450	488
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2037	1,935	2,090
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/2040	225	225
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.375% 5/1/2050	250	230
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.00% 5/1/2052	160	136
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	130	131
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.875% 5/1/2039	160	155
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	40	41
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	70	70
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	85	88
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Keiser University Project), Series 2025, 6.25% 7/1/2055 (a)	800	796
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	110	100
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 3.50% 8/1/2055	2,115	1,604
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	395	331
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.60% 5/1/2044	190	196
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.875% 5/1/2055	285	291
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	45	49
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	165	180
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	65	71
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	150	167
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	275	304
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 3.50% 5/1/2041	665	572
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 4.00% 5/1/2051	250	199
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 5.875% 5/1/2045	2,000	2,009
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 5.75% 5/1/2045	145	150
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 6.00% 5/1/2057	1,000	1,026
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	310	322
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	885	914
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lorraine Lakes Project), Series 2020, 3.875% 5/1/2051 (a)	650	515
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 4.00% 5/1/2050 (a)	250	208
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Star Farms at Lakewood Ranch Project - Phase 1/2), Series 2021, 3.00% 5/1/2041	210	176

129	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Sweetwater Project), Series 2021, 3.10% 5/1/2041	USD 485	$412
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Villages of Lakewood Ranch South Project), Series 2016, 5.125% 5/1/2046	1,000	1,000
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 4.00% 11/1/2040	75	71
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-2, 4.00% 11/1/2040	100	96
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	205	191
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	775	715
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2044	280	289
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	360	350
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	570	574
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	25	25
County of Lee, Portico Community Dev. Dist., Special Assessment Rev. Ref. and Improvement Bonds, Series 2020-1, 3.50% 5/1/2037	310	288
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	55	52
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	20	19
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036	110	99
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036	70	63
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	190	195
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.25% 6/15/2055 (a)	970	992
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.125% 6/15/2065 (a)	2,210	2,228
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.875% 11/15/2064 (a)	550	574
LTC Ranch West Residential Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area One Project), Series 2021-A, 3.45% 5/1/2041	1,125	970
LTC Ranch West Residential Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area One Project), Series 2021-A, 4.00% 5/1/2052	810	662
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	60	60
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	225	220
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	110	112
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	120	121
County of Manatee, Artisan Lakes East Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-1, 4.00% 5/1/2051	35	29
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.00% 5/1/2040	315	303
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.25% 5/1/2051	135	119
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	190	190
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2035	2,655	2,952
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	1,900	1,927
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	330	300
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Running Brook Apartments), Series 2023, 3.55% 1/1/2027 (put 1/1/2026)	1,125	1,125

Capital Group Fixed Income ETF Trust	130

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (CFC-MB I, LLC Collins Park Housing Project), Series 2023, AMT, 6.25% 1/1/2059 (a)	USD 835	$839
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 3.45% 11/1/2041 (put 11/2/2026)	975	976
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	70	70
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	2,940	2,784
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	2,725	2,339
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	1,730	1,212
Mirada II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 4.00% 5/1/2051	150	123
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-1, 5.75% 5/1/2036	210	210
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	475	475
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2025-A, 5.25% 10/1/2056	470	488
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	645	608
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	735	642
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2024, 5.00% 8/1/2054	1,170	1,154
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	325	340
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 5.75% 11/1/2047	500	498
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	655	664
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	140	141
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-B, 5.00% 11/15/2055	3,640	3,603
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2036	115	115
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	30	29
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	70	72
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053	135	124
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-C, 7.625% 5/15/2058	240	266
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	400	367
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037	200	203
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2022, 5.125% 5/1/2051	500	484
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	190	190
Parrish Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.50% 5/1/2041	500	436
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	70	75
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046 (a)	325	249
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056 (a)	455	380
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	180	184
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	340	343
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	110	111
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2055	430	402
County of Polk, Westside Haines City Community Dev. Dist., Special Assessment Bonds (Assessment Area One Project), Series 2021, 3.25% 5/1/2041	625	542
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2030	140	140
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2035	530	512

131	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	USD 40	$38
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	285	284
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	85	85
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	380	355
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	420	420
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	710	582
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	1,735	1,387
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2021, 4.00% 5/1/2052	65	52
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 5.65% 5/1/2056	250	251
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	220	221
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	160	154
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2019-A-2, 4.25% 5/1/2037	250	252
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	1,140	984
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-C, 3.40% 5/1/2040	400	348
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	515	429
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	110	105
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	105	93
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	520	421
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	185	143
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	185	185
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	235	236
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	485	485
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	405	380
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	745	676
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	135	130
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2026	15	15
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	20	20
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	15	15
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051	225	162
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	220	213
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	370	373
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	145	145
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	175	175
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	535	482
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 3.25% 5/1/2041	425	361
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 4.00% 5/1/2052	165	134
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	115	117
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	150	141

Capital Group Fixed Income ETF Trust	132

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	USD 340	$311
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.50% 1/1/2055 (a)	280	273
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.625% 1/1/2060 (a)	1,085	1,070
Verano #3 Community Dev. Dist., Special Assessment Bonds (Phase 1 Assessment Area), Series 2021, 3.375% 5/1/2041	500	434
Village Community Dev. Dist. No. 14, Special Assessment Rev. Bonds, Series 2022, 5.50% 5/1/2053	2,980	3,033
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 5.125% 5/1/2056	950	950
Wellness Ridge Community Dev. Dist., Special Assessment Bonds (Assessment Area Two), Series 2024, 5.20% 6/15/2055 (a)	1,000	972
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	130	126
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.375% 5/1/2050	245	225
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.25% 5/1/2040 (a)	1,195	1,069
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	290	245
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050	2,500	2,047
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.50% 5/1/2051 (a)	420	329
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	940	696
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 4.85% 5/1/2038 (a)	990	1,027
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	120	116
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	515	518
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	1,765	1,698
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.00% 5/1/2034	365	368
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.20% 5/1/2039	110	110
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.55% 5/1/2044	110	107
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.75% 5/1/2055	460	433
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	385	385
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	215	215
		148,962
Georgia 1.36%
City of Atlanta, Airport General Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2047	2,000	2,040
City of Atlanta, Airport General Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	2,450	2,555
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.25% 7/1/2050	1,430	1,488
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	190	186
City of Atlanta, Dev. Auth. Rev. Bonds, (Gulch Enterprise Zone Project), CAB, Series 2024-A-1, 0% 12/15/2048 (6.50% on 6/15/2028) (a)(d)	380	341
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039 (a)	520	536
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	535	465
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	2,645	2,187
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	1,170	754
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	755	711
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.40% 6/15/2053 (a)	200	200
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.375% 6/15/2058 (a)	140	137
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/15/2055 (a)	190	196

133	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/15/2064 (a)	USD 445	$456
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	115	119
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2026	50	50
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	140	137
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	105	99
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	105	92
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	120	94
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2038	105	116
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2039	100	109
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2040	80	87
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	650	670
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	200	200
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	135	127
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031 (a)	215	209
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036 (a)	260	267
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037 (a)	135	137
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047 (a)	250	251
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052 (a)	350	351
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	110	112
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	165	174
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	90	92
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	745	744
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	540	570
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	3,835	4,106
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	1,505	1,618
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	925	994
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	1,350	1,445
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	1,710	1,833
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	715	775
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	360	376
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2029	165	173
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2030	165	176
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	35	32
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	2,000	2,002
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	955	955
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2034	1,300	1,373
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	300	269
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044	350	335
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	275	270
		33,791
Guam 0.39%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	25	27
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	25	27
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	60	64
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	140	146
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	50	54

Capital Group Fixed Income ETF Trust	134

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Guam (continued)
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	USD 560	$609
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	2,455	2,489
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	500	550
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	45	49
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2039	110	121
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 4.00% 11/15/2039	115	112
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	1,940	1,873
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	110	111
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	665	673
Guam Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2025-A, 5.50% 7/1/2043	75	81
Guam Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2025-A, 5.25% 7/1/2050	450	464
Guam Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2024-B, 5.00% 7/1/2028	860	900
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	50	53
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	85	91
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	320	341
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	365	382
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	180	181
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	50	51
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	45	46
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	110	121
		9,616
Hawaii 0.20%
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2043	195	205
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2045	175	181
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 7/1/2051	240	243
Airports System Rev. Bonds, Series 2025-A, AMT, 5.25% 7/1/2051	440	458
Airports System Rev. Bonds, Series 2025-A, AMT, 5.50% 7/1/2054	420	448
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-A, AMT, 3.10% 5/1/2026	280	278
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	260	258
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	1,845	1,655
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds, Series 2023, 7.25% 5/15/2052 (a)	750	760
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	410	357
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.25% 7/1/2054	170	182
		5,025
Idaho 0.40%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	270	270
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	800	800
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	165	166
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 3.80% 10/1/2031	860	845
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.00% 10/1/2033	170	167
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.25% 10/1/2039	200	193
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.50% 10/1/2050	855	739
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	670	574
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040 (a)	200	194
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049 (a)	235	236
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054 (a)	330	287
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049	1,325	1,246
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	610	573

135	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Idaho (continued)
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	USD 1,200	$1,306
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	1,880	2,071
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2025-C, 6.25% 1/1/2056	200	227
		9,894
Illinois 6.32%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	220	224
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	465	470
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2024-C, 5.00% 6/15/2040	250	270
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034	170	174
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2026	280	284
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	2,000	2,109
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	450	456
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	1,000	1,028
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	435	436
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	510	510
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	365	364
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	245	244
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	2,725	2,720
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	270	265
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	640	624
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	1,655	1,525
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	865	870
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	6,200	6,367
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	340	344
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	4,795	4,774
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	3,265	3,414
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 1999-A, NATL, 5.50% 12/1/2026	515	521
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	250	258
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	250	261
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	365	383
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2032	475	502
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 5.00% 12/1/2034	110	109
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	490	455
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	220	210
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	120	119
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	1,385	1,371
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	500	490
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	2,715	2,367
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	460	391
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	1,310	1,387
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	2,195	2,271
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	2,430	2,014
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	1,815	1,910

Capital Group Fixed Income ETF Trust	136

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	USD 1,165	$1,216
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	2,540	2,529
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	770	709
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	985	768
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	1,080	970
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2028	270	276
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	10	10
City of Chicago, GO Bonds, Series 2023-A, 5.00% 1/1/2034	1,185	1,246
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2037 (a)	25	23
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	737	681
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	230	213
City of Chicago, GO Bonds, Series 2025-B, 5.50% 1/1/2041	95	99
City of Chicago, GO Bonds, Series 2024-A, 5.00% 1/1/2042	1,000	990
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	115	123
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2044 (a)	493	405
City of Chicago, GO Bonds, Series 2024-A, 5.25% 1/1/2045	335	328
City of Chicago, GO Bonds, Series 2025-E, 6.00% 1/1/2045	110	116
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2049 (a)	333	257
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	1,220	1,262
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	570	556
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	400	416
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039	480	504
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040	300	311
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041	100	102
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	250	242
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	270	226
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	655	663
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2028	240	246
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2028	115	120
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2041	110	111
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, 5.50% 1/1/2055	4,490	4,682
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, BAM, 5.00% 1/1/2060	1,525	1,523
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2032	1,435	1,577
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	2,465	2,433
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	7,465	7,227
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2029	590	510
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	775	670
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	1,125	897
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	920	734
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	100	90
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	2,395	2,401
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	330	282
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	1,035	1,044
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2049	490	508
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 1/1/2037	2,000	2,034
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	1,000	1,031
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	205	213
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	50	44
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	110	112
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	75	76
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2035	1,250	1,284

137	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	USD 195	$224
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	520	522
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	361	361
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	225	228
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	615	598
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2032	10	11
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	25	22
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2033	15	16
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	35	36
Fin. Auth., Rev. Bonds (Ascension Health Alliance), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	25	26
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2036 (preref. 2/15/2027)	25	26
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	390	396
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	115	116
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	415	425
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2034	405	409
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	170	171
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	4,655	4,699
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	4,625	4,669
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	415	330
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	135	134
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	280	198
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2026	115	116
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	390	395
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	250	253
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	165	167
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	180	182
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	160	161
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2040	50	48
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	400	337
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034 (preref. 2/15/2027)	30	30
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	10	10
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	190	186
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	205	198
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	150	115
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2046	275	276
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2050	360	360
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2055	400	400
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	20	22
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	110	113
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	115	114
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	205	200
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	125	113
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	335	319
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	35	29
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	895	808
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	120	111
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	120	108
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	90	90
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	550	488
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	285	285
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	325	325
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2025, 5.00% 8/15/2041	670	722
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	405	404

Capital Group Fixed Income ETF Trust	138

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2037	USD 865	$811
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	630	632
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	1,705	1,861
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	575	553
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2050	485	460
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	234	235
GO Bonds, Series 2018-A, 5.00% 5/1/2032	2,335	2,435
GO Bonds, Series 2021-B, 4.00% 1/1/2035 (a)	37	36
GO Bonds, Series 2016, 4.00% 6/1/2036	250	250
GO Bonds, Series 2019-C, 4.00% 11/1/2040	500	483
GO Bonds, Series 2021-B, 3.00% 12/1/2040	760	632
GO Bonds, Series 2021-B, 3.00% 12/1/2041	655	531
GO Bonds, Series 2022-A, 5.50% 3/1/2042	290	312
GO Bonds, Series 2019-C, 4.00% 11/1/2042	225	213
GO Bonds, Series 2019-C, 4.00% 11/1/2044	205	188
GO Bonds, Series 2024-B, 5.25% 5/1/2045	500	523
GO Bonds, Series 2020-C, 4.25% 10/1/2045	60	57
GO Bonds, Series 2024-B, 5.25% 5/1/2047	85	88
GO Bonds, Series 2024-B, 5.25% 5/1/2048	125	129
GO Bonds, Series 2024-B, 5.25% 5/1/2049	110	113
GO Rev. Ref. Bonds, Series 2016, AGI, 4.00% 2/1/2030	5	5
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	10	10
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	375	369
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	15	15
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	70	69
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	230	227
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	275	274
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	2,945	3,275
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	490	531
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	140	155
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	180	197
Housing Dev. Auth., Rev. Bonds, Series 2025-G, 6.25% 4/1/2056	510	582
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	495	553
Housing Dev. Auth., Rev. Social Bonds, Series 2025-A, 6.25% 10/1/2055	500	564
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2026	75	75
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2031	85	89
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2035	90	93
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034	143	143
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 1994, BAM, 0% 6/15/2028	110	102
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	15	13
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	335	216
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	260	241
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	755	598
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	390	303
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2033	1,200	913
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	110	82
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	1,660	1,212
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	125	87
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2036	250	170

139	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2038	USD 580	$355
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2039	420	239
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2012-B, 0% 12/15/2051	735	201
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2015-A, AGI, 0% 12/15/2052	225	61
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	1,375	1,406
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053	220	219
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2012-B, AGI, 0% 12/15/2051	860	244
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	95	95
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	1,055	1,007
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	255	226
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	1,380	1,201
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	4,795	4,778
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	1,245	1,072
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	130	130
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	2,240	2,213
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	865	711
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2036	1,000	663
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2037	150	97
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	255	160
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2039	395	231
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2039	195	111
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2040	180	99
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2040	645	347
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2041	185	94
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2043	815	377
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	880	383
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2046	220	84
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2012-B, BAM, 0% 12/15/2051	1,600	455
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	4,440	1,082
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	3,800	835
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, 0% 12/15/2056	245	51

Capital Group Fixed Income ETF Trust	140

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Bonds, Series 2021, BAM, 4.00% 10/1/2043	USD 60	$56
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2033	350	373
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2035	125	127
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2036	255	258
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2037	195	196
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	280	281
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2039	295	295
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	45	45
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	270	266
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	370	364
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	40	39
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2038	220	221
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	195	215
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, CAB, Series 1999-A, NATL, 0% 4/1/2029	155	136
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	110	113
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	220	230
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	665	676
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2031	285	290
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	155	157
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), CAB, Series 2001, AMBAC, 0% 6/15/2026	110	108
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	165	170
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034	255	255
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	161	161
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.125% 3/1/2027	125	125
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2034	548	550
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	165	165
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2032	470	471
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	860	861
		156,824
Indiana 1.26%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	225	209
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	395	325
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029	220	202
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039	1,735	1,942
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	805	806
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	220	221
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	315	343
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-3, 5.00% 10/1/2059 (put 10/1/2033)	180	203
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	220	189
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	4,645	4,017
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	720	774
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	1,490	1,525
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	3,900	3,816
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	725	745

141	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	USD 1,195	$1,146
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	450	442
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	140	150
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	265	273
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	265	269
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	2,260	2,268
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	1,000	1,001
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	500	486
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	250	239
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	580	508
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	1,580	1,258
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	1,535	1,433
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	1,075	1,041
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	30	30
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	55	54
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2028	145	150
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2029	90	94
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	40	42
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	40	42
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	60	58
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	130	133
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.875% 1/1/2044 (a)	285	286
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 5.00% 1/1/2054 (a)	915	891
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	765	805
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	3,670	2,649
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	135	136
		31,201
Iowa 0.74%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Alcoa Inc. Project), Series 2012, 4.75% 8/1/2042	1,335	1,335
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	1,050	1,208
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2049	365	340
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2021-A, 4.00% 5/15/2053	225	173
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-B, 7.50% 5/15/2053	410	453
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	160	147
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.125% 5/15/2059	680	630
Fin. Auth., Rev. Bonds (Wesley Retirement Services, Inc.), Series 2025-BC, 6.00% 12/1/2055	3,380	3,396
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	25	25
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	110	111
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	125	126
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	100	99
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-D, 4.00% 7/1/2052	500	505
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	245	247
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	20	21
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2031	70	75
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2032	65	70
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2033	100	108
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2034	115	124
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	155	151
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	1,260	999
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	245	253

Capital Group Fixed Income ETF Trust	142

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	USD 500	$480
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	49,530	7,099
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	440	314
		18,489
Kansas 0.49%
City of Hitchinson, Health Care Facs. Rev. Ref. Bonds (Wesley Towers, Inc.), Series 2016-A, 4.00% 11/1/2031	30	28
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	85	86
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	135	137
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	150	152
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2032	30	31
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	760	764
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	460	457
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028	35	35
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	535	515
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	590	491
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 3.60% 6/1/2047	240	184
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	695	551
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-A, 5.50% 6/1/2055	325	326
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-A, 5.50% 6/1/2060	1,070	1,064
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034 (a)	290	305
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments), Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	360	361
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	245	241
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 1 and 2A), Series 2015-A, 5.75% 9/1/2032	590	567
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	2,775	2,799
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039 (a)	2,940	2,992
		12,086
Kentucky 0.73%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2028	135	135
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2030	180	180
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2032	55	55
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2036	310	310
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	235	235
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	100	107
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	110	110
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	40	40
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	85	84
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	445	400
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	220	189
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2026	515	500
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	400	374
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035	65	64

143	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045	USD 510	$454
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050	170	146
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	430	438
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	665	672
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	1,500	1,500
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042 (a)	440	432
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	130	128
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052 (a)	2,735	2,557
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052 (a)	570	533
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2034	220	232
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2035	250	263
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2023-A-1, AMT, 4.00% 6/1/2037	1,000	990
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	370	380
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	165	183
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	105	114
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	105	115
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM, 4.00% 11/1/2041	85	86
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	280	284
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,220	1,235
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	50	40
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	705	696
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	130	114
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2035	165	167
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	175	177
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	115	121
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	900	973
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	450	484
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	1,395	1,476
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	90	85
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	205	188
		18,046
Louisiana 1.19%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	80	89
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	140	142
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	1,635	1,597
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 4.25% 11/15/2030 (a)	100	101
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	195	202
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	6,565	5,637
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2039	115	117
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	1,895	1,881
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	85	85
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	835	831

Capital Group Fixed Income ETF Trust	144

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	USD 590	$589
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	115	115
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 5.25% 7/1/2055	665	695
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 4.75% 7/1/2065	2,000	1,949
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041 (a)	305	255
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051 (a)	205	148
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2051 (a)	295	214
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056 (a)	245	172
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056 (a)	140	98
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057 (a)	1,385	1,052
Public Facs. Auth., Rev. Bonds, (I-10 Calcasieu River Bridge Public-Private Partnership Project), Series 2024, AMT, 5.50% 9/1/2059	110	111
Public Facs. Auth., Rev. Bonds, (I-10 Calcasieu River Bridge Public-Private Partnership Project), Series 2024, AMT, 5.75% 9/1/2064	785	809
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2045 (a)	420	430
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.15% 6/15/2055 (a)	4,410	4,485
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.20% 6/15/2055 (a)	545	547
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	155	159
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043 (a)	415	399
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2020-A, 3.00% 5/15/2047	200	151
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.375% 5/1/2053 (put 10/2/2028) (a)	1,740	1,743
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	1,080	1,135
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	155	164
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030) (a)	450	496
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040 (a)	1,000	1,092
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040 (a)	215	235
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-B, 6.10% 12/1/2040 (put 6/1/2030) (a)	450	496
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	670	679
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)	355	354
		29,454
Maine 0.07%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	840	847
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	10	10
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	15	15
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	15	16
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	15	16
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	25	27
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.125% 12/1/2041	135	136
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2043	125	126
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2044	140	141
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2045	110	111
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2046	90	91
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2034	100	100
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2035	100	100
		1,736

145	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland 0.68%
City of Baltimore, Stadium Auth., Build To Learn Rev. Bonds, Series 2024, 5.00% 6/1/2054	USD 210	$217
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	445	391
Mayor and City Council of Baltimore, Special Obligation Bonds (City-Wide Affordable Housing Program), Series 2025, 5.00% 6/1/2045 (a)	825	820
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	1,215	1,215
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds (Harbor Point Project), Series 2019-B, 3.375% 6/1/2029 (a)	235	232
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	455	458
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	190	192
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	85	85
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	315	321
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	25	25
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	260	256
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-E, 6.25% 3/1/2054	110	119
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2024-C, 6.25% 9/1/2055	775	869
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	80	81
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	140	141
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	205	214
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	110	114
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	1,815	1,902
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036	390	386
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	850	798
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	50	47
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	165	136
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, 5.00% 7/1/2045	220	229
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, AGI, 5.00% 7/1/2060	235	239
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	110	110
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050 (a)	158	140
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043 (a)	265	260
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	2,060	2,020
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	370	377
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	250	251
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	100	91
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	110	95
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2034	140	151
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.50% 6/1/2047	280	282
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 4/1/2044	57	53
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039 (a)	265	263
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047 (a)	1,180	1,100
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039 (a)	235	235
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048 (a)	635	592
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	190	190
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	205	195
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	205	194
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2053	570	539
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2054	160	151
		16,776

Capital Group Fixed Income ETF Trust	146

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 0.74%
Dev. Fin. Agcy., Rev. Bonds (Boston College Issue), Series 2025-W, 5.00% 7/1/2055	USD 4,760	$4,973
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2023-G, 5.25% 7/1/2052	275	275
Dev. Fin. Agcy., Rev. Bonds (Brown University Health Obligated Group Issue), Series 2025-A, 5.50% 8/15/2050	250	259
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028 (a)	105	108
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033 (a)	440	454
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	470	484
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	755	765
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2055	220	229
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2060	145	150
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2065	380	392
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 6.00% 7/1/2050	1,285	1,369
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 5.25% 7/1/2055	600	591
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	195	197
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	1,295	1,303
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	490	483
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series 2025-B, 4.00% 10/1/2048	525	493
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047 (a)	275	272
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge on the Charles, Inc. Issue), Series 20, 5.00% 10/1/2057 (a)	525	505
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2039	30	29
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2027	605	609
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	115	115
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	385	357
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	175	178
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	100	108
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035	10	10
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	210	175
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	230	229
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	120	120
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-D, AMT, 5.00% 7/1/2054	2,080	2,014
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2025-B, AMT, 5.50% 7/1/2055	115	117
GO Bonds, Consolidated Loan, Series 2021-D, 5.00% 9/1/2050	500	515
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, 2.75% 12/1/2034	50	46
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	40	40
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2022-A, 5.00% 6/1/2050	330	339
		18,303
Michigan 1.11%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	235	251
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.445% 7/1/2032 (b)	800	798
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2028	25	26
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2029	50	52
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	50	52
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2031	1,365	1,418
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2031	110	120
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2032	350	363
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2033	50	52
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2034	140	145
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2036	170	175
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2037	100	103
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2038	140	144
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2039	395	416
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	140	137
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	35	34
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	45	43
City of Detroit, Unlimited Tax GO Bonds, Series 2023-C, 6.00% 5/1/2043	50	55
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,330	1,344
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	1,880	1,888
City of Detroit, Unlimited Tax GO Bonds, Series 2020, 5.50% 4/1/2050	135	138

147	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045	USD 100	$97
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	440	435
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A-MI, 3.00% 12/1/2049	140	100
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	1,165	1,180
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	540	485
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	305	296
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2028	25	25
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	315	315
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	285	285
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	665	676
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	1,165	1,131
City of Grand Rapids Econ. Dev. Corp., Rev. Bonds (Beacon Hill at Eastgate Project), Series 2025-A, 6.125% 11/1/2060	4,000	3,964
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027	135	134
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	115	116
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037	1,300	1,297
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	440	442
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	1,025	656
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	125	124
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	5	5
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	255	251
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	570	612
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	520	565
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	220	242
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	95	104
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	65	71
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	140	145
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	1,790	1,799
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2041	250	252
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	885	780
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	265	225
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	435	457
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	130	133
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2049	250	233
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	300	300
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	915	914
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029	85	88
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	310	310
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	255	259
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	360	349
		27,606
Minnesota 0.34%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	55	44
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	100	76
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	50	50

Capital Group Fixed Income ETF Trust	148

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	USD 1,075	$1,002
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	1,950	1,889
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	21	18
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	15	15
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2024-G, 6.50% 7/1/2054	2,340	2,561
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	190	214
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-D, 1.70% 11/15/2064 (b)	2,300	2,300
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052 (a)	190	179
		8,348
Mississippi 0.20%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	1,950	1,266
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027) (a)	1,410	1,426
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036 (a)	210	191
Home Corp., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2044	90	91
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	965	960
County of Lowndes, Solid Waste Disposal and Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2022, 2.65% 4/1/2037 (put 4/1/2027) (d)	785	783
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 4.00% 9/1/2032	155	160
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	185	192
		5,069
Missouri 1.13%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/1/2036	170	173
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Health), Series 2021, 4.00% 3/1/2041	125	125
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	315	317
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 3.00% 3/1/2046	640	500
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	390	377
Dev. Fin. Board, Tax Increment and Special Dist. Rev Bonds (Lakeport Village Project), Series 2025-A, 6.50% 6/15/2045 (a)	750	743
Dev. Fin. Board, Tax Increment and Special Dist. Rev Bonds (Lakeport Village Project), Series 2025-A, 6.75% 6/15/2055 (a)	1,200	1,176
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2036	500	478
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040	285	285
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	450	404
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045	230	222
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2048	1,045	1,045
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	440	405
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	145	145
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2019-C, 4.00% 2/1/2033	95	96
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	195	196
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	275	275

149	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	USD 300	$307
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042	170	156
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	1,435	1,313
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	1,035	1,040
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	250	245
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	1,265	1,062
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2024-A, 5.25% 2/1/2048	1,070	1,075
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	100	99
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053	3,615	3,983
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	110	123
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	285	306
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	695	764
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	720	798
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	1,455	1,617
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	310	339
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	560	614
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	145	136
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	1,070	1,044
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	575	594
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.625% 8/15/2054	60	60
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.75% 8/15/2059	55	56
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027 (a)	15	15
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	65	59
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	505	421
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	840	630
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2045	220	225
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	110	112
County of Phelps, Hospital Rev. Bonds (Phelps Health), Series 2025, 6.00% 12/1/2055	165	176
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2049	580	552
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036	20	20
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2026	65	65
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	200	192

Capital Group Fixed Income ETF Trust	150

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	USD 105	$95
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2026	95	96
City of St. Louis, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Union Station Phase 2 Redev. Project), Series 2024-A, 4.875% 6/15/2034	95	97
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	110	110
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	155	154
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	225	199
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	615	597
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	145	140
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	870	845
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	160	160
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	355	357
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	50	46
		28,056
Montana 0.12%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	2,055	2,117
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	665	681
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	50	54
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	55	60
		2,912
Nebraska 0.04%
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2038	135	133
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	195	195
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	235	249
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	290	323
		900
Nevada 0.47%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047	320	296
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	155	155
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045 (a)	100	96
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048 (a)	210	195
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	645	589
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	135	135
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2030	25	24
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2031	20	19
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.75% 6/1/2032	60	57
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.00% 6/1/2040	55	50
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	660	560
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	25	23

151	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	USD 190	$166
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	70	70
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	160	160
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	235	235
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 6/1/2026	25	25
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	30	30
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	30	30
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	135	133
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	115	114
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	145	141
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047	470	444
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2026	25	25
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	25	25
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	20	20
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	45	44
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	40	38
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	45	43
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	60	56
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	105	97
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	65	62
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	165	140
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	125	127
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 5.00% 12/1/2049	150	151
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	60	53
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	95	80
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	125	99
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	170	127
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	215	152
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.75% 6/1/2043	205	218
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2048	40	42
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	80	84

Capital Group Fixed Income ETF Trust	152

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.75% 12/1/2033	USD 60	$62
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2044	205	207
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	140	138
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2054	370	360
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.50% 6/1/2035	150	151
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 5.25% 6/1/2045	600	606
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 5.50% 6/1/2055	925	939
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2026	70	70
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	25	25
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	45	45
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	10	10
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2026	20	20
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	35	35
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	50	50
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	25	25
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	35	35
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	75	75
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	145	145
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	120	116
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	400	371
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037 (a)	80	84
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042 (a)	120	124
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052 (a)	205	210
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, AGI, 4.125% 6/1/2058	150	141
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.25% 6/1/2032 (a)	65	65
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.375% 6/1/2034 (a)	70	71
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.50% 6/1/2036 (a)	75	76
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2041 (a)	40	41
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.25% 6/1/2054 (a)	650	641
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/2026	15	15
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2027	20	20
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2028	20	20
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2029	25	26
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2031	25	26

153	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2032	USD 15	$16
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2033	100	104
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2034	100	104
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.125% 6/1/2054	115	113
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 4.125% 3/1/2036 (put 10/1/2029)	335	343
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 4.125% 3/1/2036 (put 10/1/2029)	445	455
		11,610
New Hampshire 2.37%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (a)	310	299
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	175	170
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	305	323
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	485	518
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	125	126
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	175	189
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	385	419
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	1,575	1,717
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	124	125
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	175	139
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	1,585	1,161
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	465	479
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-B, 6.343% 10/15/2034 (a)	315	324
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	1,105	1,148
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	5,045	5,142
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	4,505	4,590
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.675% 10/1/2036 (b)(c)	6,580	272
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	4,870	4,835
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	3,094	2,991
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	2,780	2,671
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.064% 11/20/2039 (b)	124	123
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.81% 7/20/2040 (b)	3,121	2,883
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.086% 1/20/2041 (b)	2,325	2,306
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.086% 1/20/2041 (b)	294	276
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (b)	4,352	4,565
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	3,018	3,037
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.034% 10/20/2041 (b)	1,648	1,635
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.064% 5/20/2042 (b)	2,047	1,849
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027 (a)	100	99
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	250	217
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040) (a)	1,180	971
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040) (a)	760	623
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	660	662
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	180	188
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	495	490
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	800	833
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	1,020	945
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	1,275	1,032
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	3,445	3,432

Capital Group Fixed Income ETF Trust	154

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Special Rev. Bonds (Lackland Projects, Special Fncg. Dists. in Fort Bend and Parker Counties), CAB, Series 2025-A, 0% 2/1/2035 (a)	USD 2,105	$1,180
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	2,310	2,381
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	1,320	1,387
		58,752
New Jersey 1.25%
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052 (a)	220	215
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062 (a)	505	483
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037	810	810
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	80	80
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 7/1/2027	85	87
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	2,625	2,628
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052	435	435
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	495	466
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 1/1/2049	225	207
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	305	312
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	815	815
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	375	359
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034 (preref. 6/15/2027)	165	171
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035 (preref. 6/15/2027)	140	145
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043	205	210
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)	120	129
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2026	595	597
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	2,630	2,633
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	880	882
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	380	381
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027	305	305
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	275	277
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	275	260
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	905	901
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	920	945
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 5.50% 12/1/2055	615	629
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	20	20
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	440	428
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	245	238
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	105	100
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	1,305	1,282
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	1,010	953
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	3,365	3,244
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	615	615
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	325	233
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-C, AMT, 5.25% 12/1/2054	410	413
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	45	46
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	120	130
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	110	113
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	140	142
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	95	95
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045	1,970	2,016
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	1,330	1,174

155	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	USD 330	$334
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-AA, 5.00% 6/15/2042	110	119
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	185	175
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2046	500	521
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	660	486
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	1,105	814
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050 (preref. 12/15/2028)	275	296
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	220	217
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	310	345
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2036	640	433
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-A, 5.25% 1/1/2055	100	107
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 12/1/2041 (a)(f)	1,615	646
		31,097
New Mexico 0.14%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	1,060	968
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	785	686
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	20	20
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2024-C, Class I, 6.00% 3/1/2055	1,100	1,212
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	140	154
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	130	133
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	135	135
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	145	142
		3,450
New York 6.95%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	630	590
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	60	57
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	750	624
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	250	254
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	2,115	2,129
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	8,360	8,373
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 7/1/2040	105	100
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 4.00% 7/1/2045	60	48
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041 (a)	120	116
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051 (a)	195	174
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055 (a)	155	136
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051 (a)	220	206
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	1,840	1,822
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028 (a)	1,825	1,840
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	2,250	2,253
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	440	248
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	895	351
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2046	380	141
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, AGI, 0% 11/15/2048	555	184
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, 0% 11/15/2049	4,020	1,295

Capital Group Fixed Income ETF Trust	156

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2055	USD 470	$108
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	435	95
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,150	837
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2037	195	170
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2038	185	159
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	485	391
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	1,540	1,382
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	100	87
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2024, 5.50% 11/1/2047	70	73
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2024-A, 4.00% 5/1/2054	110	98
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033 (a)	100	100
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034 (a)	100	100
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034 (a)	110	110
Dormitory Auth., Rev. Bonds (Orchard Park CCRC, Inc. Obligated Group), Series 2025-A, 5.125% 11/15/2050	925	930
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	2,095	2,124
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	95	102
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	1,000	871
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	775	818
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	770	820
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	305	223
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	2,750	2,843
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2055	330	342
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	330	347
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	520	497
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	830	834
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	715	744
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	65	66
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	410	331
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	220	181
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	275	207
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	1,085	790
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	3,265	2,365
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	220	161
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	175	163
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	765	825
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	110	114
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	495	506
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	355	320
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	1,000	898
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050	1,000	879
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	445	450
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	260	265
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	145	148
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	210	221
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	80	88
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.00% 11/15/2044	510	536
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	65	59
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040	245	202
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	85	84
New York City GO Bonds, Series 2021-F-1, 4.00% 3/1/2047	350	321
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2050	275	249
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 3.00% 8/1/2050	335	249
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	155	166
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.25% 4/1/2054	1,500	1,567
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.25% 9/1/2046	1,050	1,113
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	380	399

157	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2054	USD 1,000	$1,027
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	1,000	1,053
New York City GO Bonds, Fiscal 2026, Series 2026-C-1, 5.00% 8/1/2053	1,130	1,164
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	275	195
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041	230	176
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AG, 5.00% 1/1/2026	300	300
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	640	489
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	210	192
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	440	390
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/1/2045	485	455
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	285	212
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 5.25% 6/15/2046	130	138
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053	300	315
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-BB-1, 5.25% 6/15/2054	685	720
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.25% 6/15/2054	1,635	1,721
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	600	653
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	515	536
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2055	515	545
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	110	108
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2044	145	153
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2046	245	256
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-C, 5.25% 5/1/2048	245	257
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	2,080	2,192
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	2,195	2,307
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	5,275	5,527
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.25% 2/1/2053	1,815	1,897
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2040	275	305
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2044	165	175
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	380	401
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2046	160	168
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	80	84
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2048	940	975
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	395	426
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2050	500	516
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	55	59
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	220	236
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	345	311
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042 (a)	3,320	2,924
Niagara Frontier Transportation Auth., Airport Rev. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 4/1/2039	50	51
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	130	130
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-A, 7.25% 9/1/2034 (a)	1,465	1,486
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	540	583
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	165	165
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	85	93
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.125% 8/1/2044	245	218
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	750	653

Capital Group Fixed Income ETF Trust	158

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	USD 3,255	$3,496
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	110	112
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	415	423
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 6.00% 12/1/2053	275	279
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	250	252
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031 (a)	370	374
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-2, 5.35% 11/1/2049 (a)	355	355
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	350	350
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	375	375
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049 (a)	2,370	2,372
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	275	257
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	275	256
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	525	482
Thruway Auth., Personal Income Tax Rev. Green Bonds, Series 2025-B, 5.00% 3/15/2055	500	517
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	75	75
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	310	276
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	535	455
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	855	850
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	1,435	1,362
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	535	554
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	2,480	2,589
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2026	100	102
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	250	262
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	350	376
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	100	107
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	75	78
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	100	107
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2038	185	195
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	120	118
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040	140	146
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	170	176
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2042	475	442
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	275	264
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 4.00% 12/1/2042	260	242

159	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	USD 335	$343
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	460	460
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	5,775	5,781
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2032	2,000	1,992
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	495	494
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	535	464
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	385	385
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	3,840	3,840
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2027	220	224
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2028	250	258
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	750	773
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	520	536
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	575	586
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	6,800	7,007
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	1,105	1,136
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	3,360	3,447
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	1,000	1,023
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	3,410	3,760
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	700	730
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	700	682
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	325	331
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 5.625% 4/1/2040	1,450	1,522
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	5,485	5,563
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	6,320	5,893
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.00% 6/30/2049	275	276
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AGI, AMT, 5.00% 6/30/2054	2,985	2,982
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2054	1,050	1,063
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, 6.00% 6/30/2054	440	455
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	1,270	1,342
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AGI, AMT, 5.50% 6/30/2059	220	230
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2059	2,730	2,873

Capital Group Fixed Income ETF Trust	160

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.125% 6/30/2060	USD 2,000	$2,009
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	1,750	1,765
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	675	685
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	760	776
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2060	1,405	1,421
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), CAB, Series 2024-B, AGI, AMT, 0% 12/31/2054 (5.00% on 12/31/2034) (d)	525	340
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	220	199
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	405	426
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	240	253
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	2,470	2,641
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	165	172
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	220	196
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	655	503
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	40	36
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	25	23
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	220	164
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	275	205
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 4.00% 3/15/2052	250	225
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	280	250
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 3/15/2043	500	485
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2023-A, 5.00% 3/15/2048	260	269
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	110	107
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	405	357
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	590	547
County of Westchester Industrial Dev. Agcy., Special Fac. Rev. Bonds (Million Air Two, LLC. General Aviation Facs. Project), Series 2017-A, AMT, 7.00% 6/1/2046 (a)	100	104
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	55	55
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	50	50
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	100	91
		172,487
North Carolina 0.99%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046	295	220
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2054	2,650	2,799
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	220	229
County of Cumberland, Industrial Facs. and Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Project Aero), Series 2024, AMT, 3.125% 12/1/2027 (put 12/1/2026)	7,000	6,996
Educational Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2035	245	260
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	495	516
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	1,195	1,252
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	100	114
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	300	325
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	195	217
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	210	231
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	155	174
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-C, 3.20% 7/1/2056 (put 1/15/2026)	900	900

161	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	USD 555	$633
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	55	52
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	480	398
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040	1,190	1,223
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	165	165
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	1,600	1,345
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049	1,500	1,478
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	150	141
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	595	486
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Meadows), Series 2024, 5.25% 12/1/2049	100	102
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Meadows), Series 2024, 5.25% 12/1/2054	250	253
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 4.25% 4/1/2042	55	50
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	610	562
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	500	511
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	795	775
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2044	140	144
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	205	203
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 7/1/2049	500	472
Medical Care Commission, Retirement Facs. Rev. Bonds (Friends Homes), Series 2020-A, 5.00% 9/1/2030	100	102
Medical Care Commission, Retirement Facs. Rev. Bonds (Friends Homes), Series 2020-A, 4.00% 9/1/2050	1,425	1,161
		24,489
North Dakota 0.13%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2046	1,735	1,322
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	70	69
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	195	192
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	135	144
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	90	97
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	305	340
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	165	161
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	720	671
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	220	190
		3,186
Ohio 2.74%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-D, 3.20% 5/1/2026	300	300
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-C, AMT, 3.65% 12/1/2027	3,000	3,008
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	150	150
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-D, AMT, 3.70% 10/1/2028	4,435	4,451
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,470	1,493
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	570	570
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	755	755

Capital Group Fixed Income ETF Trust	162

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	USD 110	$106
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	505	483
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,335	1,332
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (The Dayton Power and Light Co. Project), Series 2015-A, AMT, 4.25% 11/1/2040 (put 6/1/2027)	250	254
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	1,145	1,146
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	2,685	2,482
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	130	126
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	145	155
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2034	265	280
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	745	644
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	5,850	4,743
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	110	110
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2034	220	219
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2035	105	104
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	860	869
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	270	252
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.875% 1/1/2049 (a)	195	194
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	1,510	1,160
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055 (a)	1,115	896
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (The Landmark on Scioto), Series 2025, 3.19% 6/1/2044 (put 6/1/2029)	2,500	2,509
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	932	925
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	250	237
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	1,150	1,133
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2031	105	106
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2032	35	35
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2035	40	40
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045	125	107
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	335	336
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	100	100
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	645	607
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	1,835	1,837
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	680	665
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	685	653
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2055	750	761
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2037	25	25
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.25% 1/1/2038	1,000	1,059
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	360	374
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	285	276
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	375	356
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	615	634
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	140	154
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	250	264
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	2,140	2,085
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	305	313
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	160	155
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	110	97

163	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.25% 5/1/2054	USD 330	$335
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	1,065	1,074
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	765	767
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	250	250
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	470	453
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	975	906
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	415	421
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	1,650	1,679
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046 (a)	315	316
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	390	395
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	2,400	2,428
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	745	740
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	1,940	1,731
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	45	41
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	65	64
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	340	372
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	530	576
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	105	115
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-A, 6.25% 3/1/2056	590	652
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	6,550	6,457
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	220	198
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	875	840
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 5.00% 12/1/2041	410	419
Port Auth., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 2/1/2055 (put 8/1/2030)	500	532
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2039	10	10
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 6/30/2053	1,395	1,368
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	95	94
University of Cincinnati, GO Receipt Bonds, Series 2025-A, 5.25% 6/1/2049	295	312
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2054	500	497
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	365	387
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	1,565	1,616
		68,170
Oklahoma 0.52%
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	165	166
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	110	110
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051 (a)	555	553
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	85	93
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	565	620

Capital Group Fixed Income ETF Trust	164

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	USD 335	$373
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	350	394
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-E, 6.25% 3/1/2057	2,475	2,819
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-C, 6.50% 3/1/2057	2,000	2,296
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	250	207
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2027	50	46
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 5.25% 6/15/2034 (a)	70	71
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.00% 6/15/2044 (a)	110	108
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.25% 6/15/2054 (a)	155	150
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.50% 6/15/2064 (a)	320	317
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2035	1,085	1,243
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	2,800	3,110
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	345	375
		13,051
Oregon 0.44%
City of Astoria, Hospital Facs. Auth., Rev. Bonds (Columbia Memorial Hospital Project), Series 2024, 5.25% 8/1/2049	110	111
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2052	590	537
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Mary’s Woods at Marylhurst Project), Series 2018-A, 5.00% 5/15/2052	155	141
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	70	70
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	110	106
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.375% 11/15/2055	110	108
County of Deschutes, Hospital Fac. Auth., Rev. Bonds (St. Charles Health System, Inc.), Series 2020-A, 3.00% 1/1/2051	50	36
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	250	257
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2050	109	118
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	705	516
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	830	922
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2036	55	53
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	635	566
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	1,550	1,195
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	1,705	1,273
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	170	168
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	565	555
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055	790	721
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	145	158
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2040	330	356
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048	100	106
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	305	290
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	225	189
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	350	274

165	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	USD 635	$650
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	135	130
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053	1,350	1,275
		10,881
Pennsylvania 3.53%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.577% 2/1/2037 (b)	380	380
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	245	255
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042 (a)	165	166
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.375% 5/1/2042 (a)	430	435
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2025, 5.50% 5/1/2042 (a)	515	558
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	195	197
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-B, 6.00% 5/1/2042 (a)	435	444
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	110	114
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	2,964	2,671
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	4,449	3,585
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), CAB, Series 2024-B-2, 0% 6/30/2044 (8.00% on 11/15/2029) (d)	2,369	1,213
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	165	166
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	150	146
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	618	664
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	2,005	2,012
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	360	302
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	1,390	1,198
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	140	135
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	70	66
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038 (a)	436	439
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048 (a)	459	451
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	250	252
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2036	190	191
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2046	845	847
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2051	760	761
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	110	110
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	180	180
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	370	363
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	1,015	1,041
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	495	505
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	440	443
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	125	119
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2034	125	126
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2036	50	50
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	195	207

Capital Group Fixed Income ETF Trust	166

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	USD 305	$336
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	675	678
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/1/2026)	160	162
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	380	356
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045 (preref. 7/1/2029)	85	88
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	720	722
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/1/2026)	140	141
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	315	320
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	65	70
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 5.00% 7/15/2032	65	66
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2018, 4.00% 7/15/2048	1,325	1,004
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	150	112
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	375	276
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	485	485
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	280	308
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053	90	91
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2026	250	252
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	550	553
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	8,840	8,881
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	355	355
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	125	126
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	600	602
Econ. Dev. Fncg. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2051 (put 3/27/2035) (a)	1,025	1,092
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	1,230	1,276
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	860	863
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039 (a)	1,190	939
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046	1,000	750
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	120	115
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	140	127
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.00% 6/1/2035	580	633
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/2046	1,045	1,056
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/2055	950	956
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	165	147
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	60	62
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2031	200	213
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2033	100	108
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	255	234
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	815	739
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	85	86
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	525	519
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	204	201
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	641	634
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	105	75
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 6/1/2050	140	135
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1C, AMT, 5.50% 6/1/2052	3,016	3,066
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028	55	53
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026	55	55

167	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	USD 145	$145
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	15	15
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	5	5
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	125	117
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	35	35
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	550	571
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	695	752
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	315	342
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-150-A, 6.25% 10/1/2055	1,515	1,717
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2037	40	40
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2046	75	64
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	235	192
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	320	254
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	35	35
County of Lancaster, Hospital Auth., Healthcare Facs. Rev. Bonds (Moravian Manors, Inc. Project), Series 2019-A, 5.00% 6/15/2044	30	28
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.125% 7/1/2037	900	902
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (g)	2,260	2,279
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039 (g)	1,440	1,465
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	220	223
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 4.00% 9/1/2049	110	95
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	135	135
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2052	275	234
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	40	41
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	385	390
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	720	694
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	470	389
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	370	375
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	2,125	2,147
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	445	462
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2049	445	446
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2055	390	386
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	210	195
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	340	343
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	140	140
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	165	164
Pennsylvania State University Bonds, Series 2025-A, 5.25% 9/1/2050	5,000	5,378
Pennsylvania State University Bonds, Series 2025-A, 5.50% 9/1/2055	4,425	4,824
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	210	213
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2029 (a)	135	136

Capital Group Fixed Income ETF Trust	168

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2034 (a)	USD 210	$212
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2039 (a)	165	168
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2043 (a)	145	143
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	115	113
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	195	201
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	465	470
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	960	910
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	830	781
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	165	143
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 11/1/2047	670	651
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2036	1,000	1,012
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2037	165	167
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2038	1,000	1,011
Philadelphia School Dist., GO Bonds, Series 2018-A, AGI, 5.00% 9/1/2038	100	104
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, FGIC-NATL, 5.00% 6/1/2034	295	336
Quakertown, General Auth. Special Assessment Obligation Rev. Bonds (Milford Village Project), Series 2025, 6.50% 3/1/2055 (a)	780	801
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	615	622
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	875	883
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	15	15
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027	15	15
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2028	10	10
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	325	299
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	120	101
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Pleasant View Retirement Community Project), Series 2018, 5.00% 12/15/2038	55	55
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	45	43
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	385	400
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	155	160
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	110	102
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	50	50
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	350	340
Wilkes-Barre Area School Dist., GO Bonds, Series 2019, BAM, 5.00% 4/15/2059	110	111
		87,707
Puerto Rico 5.43%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	445	466
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	445	460
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	2,245	2,331
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	945	894
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	5,010	4,741
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	2,380	2,252
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047 (a)	1,795	1,589
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047 (a)	8,000	7,849
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (f)	120	80
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (f)	825	551

169	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (f)	USD 55	$37
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (f)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2025 (f)	2,615	1,746
Electric Power Auth., Power Rev. Bonds, Series 2007-UU, AGI, 5.00% 7/1/2026	1,000	1,004
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (f)	2,430	1,628
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, AGI, 5.00% 7/1/2028	400	400
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, AGI, 5.00% 7/1/2030	20	20
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (f)	4,350	2,914
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	235	231
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (f)	3,900	2,613
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (f)	6,065	4,064
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (f)	4,955	3,320
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (f)	2,885	1,933
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	250	163
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (d)(f)	5	3
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (f)	5	3
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (f)	500	334
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.359% 7/1/2029 (b)	1,650	1,600
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, NATL, 5.25% 7/1/2030	50	51
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (f)	2,075	1,390
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	554	566
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	924	979
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	715	786
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	685	685
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,107	1,089
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	2,006	1,946
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	7,322	6,777
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	2,481	2,168
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,111	805
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	36,105	23,153
GO Taxable Bonds, Series 2022, 5.25% 11/1/2051 (b)	9,116	3,088
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	31,070	20,351
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	145	145
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	95	95
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	110	109
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	175	173
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	185	176
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026	210	213
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027	210	216
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028 (a)	235	246
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	250	250
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034	255	269
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044	295	301
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	65	70
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	60	57
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.55% 7/1/2040	219	219
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	2,311	2,182
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (b)	202	64
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (b)	2,358	494

Capital Group Fixed Income ETF Trust	170

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	USD 5,499	$5,387
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	1,352	1,324
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	6,120	5,724
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	3,783	3,648
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	54	48
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	72	59
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	333	112
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	18,398	6,182
		134,843
Rhode Island 0.43%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	50	50
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	55	55
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	30	28
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	85	76
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	550	558
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2054	3,165	3,202
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2034	345	346
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	245	245
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	185	196
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	760	674
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	245	242
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	805	792
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	305	298
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	455	441
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	300	302
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 5.00% 12/1/2026	250	253
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	445	442
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	215	213
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	2,365	2,336
		10,749
South Carolina 1.46%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	857	614
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	8,643	3,026
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 7/22/2051	208	33
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.25% 10/1/2043	175	174
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.50% 10/1/2051	255	250
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-D, 3.00% 7/1/2051	75	74
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043	5	5
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	410	428
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	340	372
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	980	1,086
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	420	465
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2025, 5.25% 4/1/2051	700	697
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054	280	267
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2042	195	195
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054	425	389
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Wesley Commons Project), Series 2025-A, 5.625% 10/1/2060	875	858
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.125% 6/15/2053 (a)	435	441
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.25% 6/15/2058 (a)	325	329
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046 (a)	170	124
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056 (a)	340	229

171	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	USD 205	$185
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 5.80% 12/1/2050	365	369
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.75% 12/1/2060	570	564
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2045	200	218
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	330	356
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	225	226
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041 (a)	940	921
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	280	258
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	235	237
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	265	266
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	2,560	2,560
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	1,135	1,201
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.75% 11/15/2058	710	759
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	255	276
Public Service Auth., Rev. Improvement Obligations, Series 2022-B, BAM, 4.00% 12/1/2055	8,485	7,743
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2055	500	511
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	130	132
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	8,330	8,401
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	570	591
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2037	115	116
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	115	117
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	115	116
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036 (a)	155	132
		36,311
South Dakota 0.06%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 11/1/2051	85	84
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	140	153
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	565	633
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	450	512
		1,382
Tennessee 0.45%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Artist Lofts), Series 2025, 3.20% 12/1/2059 (put 12/1/2029)	2,000	2,006
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	2,655	2,904
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, BAM, 5.50% 7/1/2054	45	47
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM, 5.25% 7/1/2064	2,055	2,107
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036 (a)	250	254
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	740	743
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051 (a)	1,770	1,523
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), CAB, Series 2021-B, 0% 6/1/2043 (a)	745	324
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042	100	107

Capital Group Fixed Income ETF Trust	172

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052	USD 195	$198
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	855	914
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	145	149
		11,276
Texas 8.34%
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	680	699
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	230	213
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2039	265	243
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	370	303
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	810	589
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	340	244
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	150	135
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2025, 5.75% 6/15/2055 (a)	500	505
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 5.00% 6/15/2064 (a)	215	193
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2025, 5.875% 6/15/2065 (a)	500	506
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	125	125
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	215	202
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2049	55	52
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2054	170	158
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	215	194
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	165	169
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	185	189
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 3.00% 8/15/2038	350	324
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.00% 6/15/2049	60	54
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.125% 6/15/2054	45	41
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057 (a)	120	116
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062 (a)	605	604
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	70	57
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	100	52
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	120	120
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	300	282
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	155	143
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	45	45
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	515	519
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	445	440
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	460	448
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036	210	196
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041	260	225
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	250	202
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	90	92
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052	5,000	4,650

173	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	USD 135	$142
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2029	255	273
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 4.25% 11/1/2032 (a)	46	46
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 5.25% 11/1/2053 (a)	100	98
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	210	189
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	1,210	965
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050 (a)	495	409
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042 (a)(b)(f)	94	9
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039 (a)(f)	100	10
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	10	10
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	275	227
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	570	519
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	700	713
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	104	104
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 6.00% 9/1/2055 (a)	236	233
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	43	44
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	440	440
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.75% 9/1/2055 (a)	508	502
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 4.00% 2/15/2049	500	473
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	270	253
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	1,110	1,029
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.125% 9/1/2044 (a)	125	127
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054 (a)	100	102
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	60	61
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	65	58
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 3.00% 8/15/2051	390	272
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	390	365
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049	100	91
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.00% 6/15/2034 (a)	40	40
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	100	101
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.75% 6/15/2044 (a)	145	138
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.00% 6/15/2048 (a)	405	384
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.25% 6/15/2053 (a)	370	356
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 6.00% 6/15/2054 (a)	85	79
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046	810	630
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	100	90
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	3,000	2,718
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	1,260	1,142
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 4.00% 2/15/2050	2,015	1,874
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	130	118
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	110	104
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2031	5,385	5,905
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	1,555	1,402
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.625% 12/31/2055 (a)	427	425

Capital Group Fixed Income ETF Trust	174

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.375% 12/31/2045 (a)	USD 181	$187
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.875% 12/31/2045 (a)	254	262
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.125% 12/31/2055 (a)	574	593
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	169	169
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.75% 12/31/2044 (a)	115	115
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.625% 12/31/2054 (a)	228	228
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 6.125% 12/31/2054 (a)	158	158
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.00% 12/31/2044 (a)	220	221
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.25% 12/31/2054 (a)	333	328
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	4,500	4,156
East Lake Houston Management Dist., Special Assessment Rev. Bonds (Crosby Terrace Improvement Area Project), Series 2025-A, 7.50% 9/15/2055 (a)	2,250	2,260
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.00% 9/15/2045 (a)	120	123
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.25% 9/15/2055 (a)	246	252
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2055	435	460
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2037	145	139
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2038	200	189
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	475	475
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	540	540
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	605	608
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 3.00% 8/15/2049	140	112
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	550	506
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	2,585	2,396
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	310	324
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2041	1,450	1,559
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	140	149
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	795	562
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	410	365
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	315	329
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	330	330
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2043	145	145
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	5,670	5,442
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	200	145
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	450	494
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	425	466
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	1,490	1,649
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	310	305
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	155	170
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2033	2,320	2,491
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	5,930	6,382
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	3,150	3,472

175	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	USD 5,905	$6,456
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	2,585	2,811
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	1,170	1,265
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2039	3,175	3,410
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,870	1,701
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	7,065	6,427
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-A, AMT, AGI, 5.25% 7/1/2041	100	108
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046	550	499
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	1,320	1,357
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	2,150	2,152
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	435	442
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,390	1,413
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2033	2,000	2,147
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2032	60	60
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	35	35
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	185	197
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050	420	393
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	165	172
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	190	197
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	110	110
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051 (a)	100	82
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	385	386
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Area #3-5 Project), Series 2025, 4.25% 9/15/2035	1,500	1,499
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	280	259
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 4.50% 9/1/2035 (a)	1,036	1,038
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.50% 9/1/2044 (a)	359	366
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 5.625% 9/1/2045 (a)	1,500	1,500
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.75% 9/1/2053 (a)	331	338
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	380	380
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	825	762
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	70	73
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC, 5.125% 11/1/2028	215	225
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2048	1,350	1,216
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	110	102
Mesquite Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2052	5,000	5,332
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	2,500	2,501
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	745	750
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	1,725	1,789

Capital Group Fixed Income ETF Trust	176

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	USD 175	$175
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2050	1,055	961
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.319% 9/15/2027 (b)	70	70
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 3.87% 9/15/2027 (b)	100	100
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	65	66
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	530	562
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	235	254
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	320	340
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	2,680	2,981
Municipal Gas Acquisition and Supply Corp. V, Gas Supply Rev. Bonds, Series 2024, 5.00% 1/1/2055 (put 1/1/2034)	2,105	2,273
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	4,000	4,284
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	275	254
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	1,745	1,607
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	235	206
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	195	158
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051 (a)	475	365
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056 (a)	400	298
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029 (a)	75	72
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039 (a)	175	173
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049 (a)	325	294
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	270	271
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-2, 4.625% 10/1/2030	120	121
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.375% 1/1/2055	800	793
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030	110	110
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	140	127
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	90	86
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	205	172
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	345	289
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	160	161
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	135	123
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	645	577
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	10	10
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	415	415
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	1,025	1,012
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2040	245	259
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049	2,250	1,892
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2060	900	867

177	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	USD 320	$318
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	395	378
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	250	223
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021-A-1, 5.25% 1/1/2042	390	382
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	220	215
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.50% 7/1/2056 (a)	2,100	2,049
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	140	106
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	1,305	849
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	370	330
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	335	265
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	255	196
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	200	167
Noble Ridge Municipal Utility Dist., Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2050	1,050	917
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032 (a)	539	556
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042 (a)	2,173	2,235
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052 (a)	2,018	2,044
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2033	110	118
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	705	695
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	395	400
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	250	252
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048 (preref. 1/1/2027)	25	26
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	335	311
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2021-B, 3.00% 1/1/2051	215	156
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.125% 9/1/2045 (a)	200	198
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.375% 9/1/2055 (a)	556	550
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051 (a)	606	487
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051 (a)	1,588	1,297
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052	1,000	913
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	55	52
Royce City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	225	233
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 5.75% 9/15/2045	800	799
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Remainder Area Project), Series 2025, 6.75% 9/15/2055 (a)	750	746
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 4.00% 2/1/2038	8,410	8,419
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2049	145	154
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2053	220	227
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	1,765	1,724
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	165	166
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	150	150
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	50	50

Capital Group Fixed Income ETF Trust	178

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	USD 80	$79
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	35	34
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	1,865	1,864
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	615	614
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	690	691
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	1,560	1,490
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	20	20
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	450	450
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-1, 5.00% 11/15/2051 (put 11/15/2032)	6,200	6,921
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	395	357
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	1,305	1,189
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	100	87
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	45	22
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2042	260	118
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Improvement Area #1 Project), Series 2025, 5.875% 9/1/2055	6,193	6,254
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Major Improvement Area Project), Series 2025, 5.875% 9/1/2055 (a)	2,285	2,307
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 2/15/2056	4,000	4,104
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 4.00% 8/1/2054	885	798
Waller County Municipal Utility Dist. No. 55A, Unlimited Tax Road Bonds, Series 2025, 4.625% 9/1/2047	1,025	983
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	150	138
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	715	663
		207,119
United States 0.99%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-32, Class AUS, 4.837% 3/25/2042 (b)	1,300	1,362
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035 (a)(b)	14,298	754
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035 (a)	1,050	959
Freddie Mac, Multi Family Certs., Series 2023, 4.003% 1/25/2040 (b)	977	954
Freddie Mac, Multi Family Certs., Series 2023, 4.415% 8/25/2040 (b)	150	152
Freddie Mac, Multi Family Certs., Green Bonds, Series 2025, 4.387% 11/25/2042 (b)	2,131	2,093
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	632	607
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	193	183
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.134% 6/25/2037 (b)(c)	5,813	391
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.06% 1/25/2038 (a)(b)	2,770	383
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.669% 7/25/2042 (b)	598	616
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.158% 12/25/2038 (b)	4,359	3,852
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024-ML-22, 4.547% 10/25/2040 (b)	988	1,010
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	417	353
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	265	214
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (b)	9,368	8,836
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.156% 5/25/2041 (b)	987	976
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.596% 8/25/2041 (b)	895	925
		24,620

179	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah 2.69%
Arrowhead Springs Public Infrastructure Dist., Limited Tax GO and Special Rev. Bonds, Series 2025, 6.00% 3/1/2056 (a)	USD 2,000	$2,003
Arrowhead Springs Public Infrastructure Dist., Special Assessment Bonds (Arrowhead Springs Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	336	339
Black Rock Mountain Resort Public Infrastructure Dist., Special Assessment Bonds (Black Rock Mountain Resort Assessment Area), Series 2025, 5.875% 12/1/2054 (a)	1,273	1,314
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051 (a)	155	117
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046 (a)	850	784
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	175	186
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053 (a)	1,060	1,011
Firefly Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firefly Assessment Area No. 1), Series 2024-A-2, 5.625% 12/1/2043 (a)	652	661
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037 (a)	2,450	2,313
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	215	231
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	45	49
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	90	99
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	110	121
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	95	107
Housing Corp., Single Family Mortgage Bonds, Series 2025-H, 6.50% 7/1/2055	3,000	3,419
Housing Corp., Single Family Mortgage Bonds, Series 2025-E, 6.75% 7/1/2055	175	201
Jordanelle Ridge Public Infrastructure Dist. No. 2, Limited Tax GO Bonds, Series 2023-A, 7.75% 3/1/2054 (a)	4,943	5,163
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Convertible CAB, Series 2025-A-2, 0% 6/1/2055 (6.75% on 6/1/2029) (a)(d)	673	573
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2026 (a)	150	150
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030 (a)	100	101
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2050 (a)	4,985	4,255
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	365	368
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050 (a)	2,540	2,493
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	4,429	4,385
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	6,500	6,676
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.50% 6/1/2055 (a)	535	531
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.75% 6/1/2060 (a)	1,330	1,344
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2043 (5.75% on 6/1/2031) (a)(d)	170	126
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 6/1/2052	500	415
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	500	486
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	766	709
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2052	1,100	900
NS Public Infrastructure Dist. No. 1, Special Assessment Bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	699	662
NWQ Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A, 6.125% 3/1/2056 (a)	665	670
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.125% 2/1/2041 (a)	500	431
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.375% 2/1/2051 (a)	1,000	789
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2046	1,775	1,803
Sawmill Infrastructure Fncg. Dist., Special Assessment Bonds (Sawmill Assessment Area), Series 2025, 6.00% 12/1/2054 (a)	175	182
Soleil Hills Public Infrastructure Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 5.875% 3/1/2055 (a)	500	501
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054 (a)	1,761	1,793
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)(f)	1,704	1,718
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053 (a)	2,229	2,239
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	2,406	2,318
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	8,159	7,482

Capital Group Fixed Income ETF Trust	180

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Wakara Ridge Public Infrastructure Dist., Special Assessment Bonds (Wakara Ridge Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	USD 1,054	$1,076
Wolf Creek Infrastructure Fncg. Dist. No. 1, Special Assessment Bonds (Wolf Creek Assessment Area No. 1), Series 2025, 5.75% 12/1/2044	2,934	3,005
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053 (a)	392	396
		66,695
Vermont 0.30%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	935	901
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	800	674
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047	105	100
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	265	268
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	1,070	1,078
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	110	77
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	110	76
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2026	15	15
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	30	30
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	30	30
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	75	75
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	25	25
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	120	127
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	15	15
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	120	129
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	10	10
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	280	272
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	50	48
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 4.75% 6/15/2036	305	313
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2037	80	83
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2038	90	92
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	640	591
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2039	105	107
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.375% 6/15/2040	100	98
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.50% 6/15/2040	85	84
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.125% 6/15/2040	95	96
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	375	361
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.25% 6/15/2041	85	86
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	690	611
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	1,225	1,023
		7,495
Virgin Islands 0.45%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	100	102
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	1,220	1,257
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	1,530	1,599
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,150	1,217
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	5,300	5,509
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039 (a)	585	585
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042 (a)	200	194

181	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virgin Islands (continued)
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042 (a)	USD 300	$303
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052 (a)	300	299
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052 (a)	100	98
		11,163
Virginia 1.62%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	145	151
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	135	131
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	445	432
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	180	172
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	165	170
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	120	124
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	155	159
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	845	852
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	380	380
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	1,490	1,434
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	445	409
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	1,455	1,322
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	1,750	1,558
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	3,465	3,056
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045 (a)	125	124
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	180	180
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	70	70
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	680	626
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	730	596
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	200	191
County of Henrico, Econ. Dev. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2025-A, 5.00% 11/1/2048	500	517
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	115	117
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039	705	712
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	245	243
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049	1,000	947
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	3,180	3,182
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	65	69
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	205	216
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.75% 12/1/2053	95	102
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.875% 12/1/2058	360	389

Capital Group Fixed Income ETF Trust	182

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	USD 210	$186
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	505	401
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	225	219
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	475	433
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2016, 4.00% 1/1/2037	365	359
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	230	160
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	730	730
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	1,625	1,602
Econ. Dev. Auth. of the County of Powhatan, Grant Rev. Bonds (Chesterfield Hotel Project), Series 2025-A, 6.125% 9/1/2060 (a)	1,700	1,675
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	60	60
Small Business Fncg. Auth., Health Care Facs. Rev. Bonds (Mary Washington Healthcare Obligated Group), Series 2025-A-1, 5.25% 6/15/2050	1,120	1,163
Small Business Fncg. Auth., Health Care Facs. Rev. Bonds (Mary Washington Healthcare Obligated Group), Series 2025-A-1, 5.25% 6/15/2055	200	207
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	220	212
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	915	878
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	455	456
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	390	390
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	505	486
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	940	876
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	785	749
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	670	563
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	2,790	3,026
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	170	180
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	820	839
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	155	163
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	210	221
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	255	268
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	720	653
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051	200	155
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	2,515	2,185
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 1/1/2048 (put 7/1/2038) (a)	215	205
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	455	460
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	330	334

183	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 6.50% 9/1/2043	USD 335	$369
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2053	280	307
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2059	315	344
		40,145
Washington 2.06%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	1,165	1,123
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	120	121
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	215	216
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	240	165
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	530	435
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	120	119
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058	300	199
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040 (a)	1,050	1,074
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	955	1,011
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	275	245
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	580	581
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	220	220
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	250	257
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	80	82
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	225	230
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	240	245
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	4,675	4,549
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.451% 4/20/2037 (b)	4,488	431
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	5,136	4,863
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.084% 3/20/2040 (b)	3,409	3,346
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Eliseo Project), Series 2021-A, 4.00% 1/1/2057 (a)	200	131
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	1,880	1,864
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033 (a)	130	131
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2056	1,000	999
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2061	1,950	1,934
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bayview Manor Project), Series 2024, 6.00% 7/1/2059 (a)	200	204
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	1,170	1,170
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.50% 1/1/2044 (a)	325	319
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.75% 1/1/2053 (a)	140	135
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.875% 1/1/2059 (a)	120	116
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056 (a)	100	87
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038 (a)	360	355
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043 (a)	340	318
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	195	172
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2038 (a)	175	176
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048 (a)	155	142
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051 (a)	520	472

Capital Group Fixed Income ETF Trust	184

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056 (a)	USD 255	$214
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	85	84
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	90	88
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	220	224
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032 (a)	155	158
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038 (a)	1,200	1,223
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038 (a)	240	245
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	4,040	4,171
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033 (a)	130	125
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034 (a)	280	267
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034 (a)	105	107
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035 (a)	365	344
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	675	550
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	3,080	2,262
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048	765	559
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	3,350	2,225
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	805	553
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	450	300
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	165	136
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	420	417
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	275	275
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042	55	58
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	110	110
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	220	220
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	110	111
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	165	167
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	165	167
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	165	167
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2038	1,000	1,134
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2041	5,000	5,583
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-D, 5.00% 8/1/2039	500	572
		51,053
West Virginia 0.20%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	2,965	3,004
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	975	1,038
City of Huntington, Tax Increment Rev. Bonds (Highlawn Redev. Dist. No. 3 Project), Series 2025-A, 5.625% 6/1/2052	1,000	982
		5,024
Wisconsin 4.91%
GO Rev. Ref. Bonds, Series 2023-2, 5.00% 5/1/2036	1,000	1,141
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2034	7,500	7,514
Health and Educational Facs. Auth., Rev. Bonds (Aspirus Inc. Obligated Group), Series 2025, 5.25% 8/15/2055	3,000	3,097
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2026	145	145
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2027	150	152
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2029	165	168
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2031	180	183
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2037	140	141
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp.), Series 2017, 5.00% 6/1/2041	55	54
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.25% 11/15/2055	835	828
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.375% 11/15/2060	585	582

185	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	USD 305	$312
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.625% 7/1/2045	2,445	2,452
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	1,410	1,412
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 6.00% 7/1/2060	1,520	1,529
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2025, 6.625% 7/1/2060	210	219
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 4.25% 8/1/2034	55	55
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	675	639
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	25	26
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.00% 10/1/2044	35	37
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.125% 10/1/2059	275	284
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2045	250	260
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	85	74
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	90	69
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	390	257
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	120	76
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	360	360
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 4.00% 2/15/2050	80	72
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2024-A, 5.50% 2/15/2054	665	699
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	175	177
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	75	74
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	215	236
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	210	228
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	120	128
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	45	45
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029 (a)	45	45
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039 (a)	155	155
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049 (a)	375	347
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054 (a)	195	176
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037 (a)	490	493
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047 (a)	890	866
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052 (a)	220	210
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041 (a)	100	90
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051 (a)	235	194
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056 (a)	165	133
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050 (a)	275	235
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051 (a)	375	272
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052 (a)	165	158
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062 (a)	175	170
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 4.75% 7/1/2045 (a)	185	169
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	180	164
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2060 (a)	290	258

Capital Group Fixed Income ETF Trust	186

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 5.75% 6/1/2045 (a)	USD 220	$218
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2055 (a)	240	236
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2060 (a)	225	220
Public Fin. Auth., Conference Center and Hotel Rev. First Tier Bonds (Lombard Public Facs. Corp. Project), Series 2025, 6.00% 1/1/2045 (a)	1,160	1,161
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040 (a)	175	134
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050 (a)	345	219
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056 (a)	280	169
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2054 (a)	2,055	1,602
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059 (a)	1,880	1,438
Public Fin. Auth., Education Rev. Bonds (Coral Academy of Science Las Vegas), Series 2021-A, 4.00% 7/1/2041	180	164
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2044 (a)	175	167
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 4.00% 6/15/2029 (a)	60	60
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039 (a)	120	119
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049 (a)	125	115
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054 (a)	195	175
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041 (a)	455	431
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051 (a)	435	379
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056 (a)	495	421
Public Fin. Auth., Education Rev. Bonds (Triad Math & Science Academy), Series 2025, 5.25% 6/15/2065	310	293
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.25% 7/15/2044 (a)	65	58
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.50% 7/15/2049 (a)	180	159
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	150	143
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041	2,135	1,985
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035 (a)	380	384
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045 (a)	885	812
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	5	5
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	30	30
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	70	69
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064 (a)	230	226
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	1,285	1,148
Public Fin. Auth., Educational Facs. Rev. Ref. Bonds (Queens University of Charlotte), Series 2022-A, 5.25% 3/1/2047	100	99
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	1,135	1,107
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	500	402
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	1,355	1,051
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	1,700	1,259
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2031 (a)	65	65
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041 (a)	390	358
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AGI, 3.00% 6/1/2045	2,355	1,789
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046 (a)	1,985	2,030
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052 (a)	295	300
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062 (a)	275	282
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	2,975	2,950
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Legacy Hills Project), Series 2025, 6.00% 11/15/2045 (a)	3,500	3,401
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	1,065	328
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	1,823	1,828

187	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	USD 10,675	$3,958
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	1,181	694
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	1,157	1,157
Public Fin. Auth., Infrastructure Program Rev. Bonds (Hartland Ranch Project), Series 2023, 6.25% 11/15/2029	90	90
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	200	204
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.50% 7/1/2052	350	366
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	430	452
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	430	434
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	170	170
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	170	171
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	220	226
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 9/1/2029 (a)	615	615
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039 (a)	85	86
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049 (a)	310	285
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054 (a)	310	279
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2034	100	102
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	110	106
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	120	106
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	755	637
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029 (a)	195	197
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039 (a)	250	255
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049 (a)	695	662
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	405	380
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	275	228
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	1,135	920
Public Fin. Auth., Rev. Bonds (Absolute Awakenings), Series 2025, 7.25% 1/1/2061 (a)	275	291
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 9.00% 11/1/2028 (a)	175	187
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 10.00% 11/1/2038 (a)	2,410	2,711
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	550	402
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	410	307
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.50% 12/1/2044 (a)	505	511
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054 (a)	665	668
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	1,385	1,392
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031 (a)	35	34
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041 (a)	70	66
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056 (a)	200	170
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2049	850	890
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	2,605	2,709
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (a)	670	674
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	115	100
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055 (a)	1,395	1,183
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029 (a)	185	182
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	90	88
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049 (a)	345	305
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 9/30/2051	1,300	1,077
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	1,480	1,198
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,750	1,750
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	840	747
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	1,260	1,227

Capital Group Fixed Income ETF Trust	188

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 5/15/2052 (a)	USD 195	$184
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	3,465	3,581
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	200	164
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	225	174
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	250	255
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	390	390
Public Fin. Auth., Special Fac. Rev. Bonds (General Aviation Facs. Project), Series 2024-B, AMT, 7.00% 9/1/2054 (a)	2,225	2,364
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.75% 9/1/2035 (a)	115	121
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 6.25% 9/1/2046 (a)	305	315
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital, LLC Aviation Facs. Project), Series 2021, AMT, 4.25% 7/1/2054	500	412
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	323	327
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	1,346	1,346
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	370	370
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	110	110
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	215	211
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	480	482
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2063 (a)	1,205	1,200
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, AGI, 5.00% 7/1/2058	250	250
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	285	295
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	225	229
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	275	280
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	150	149
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2049	360	349
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	625	439
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 6/30/2060	1,560	1,611
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 6/30/2060	2,215	2,434
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 12/31/2065	5,245	5,405
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 12/31/2065	2,030	2,223
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 0.001% 7/1/2062 (a)(b)	5,035	4,034
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	2,644	2,767
		121,969
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	55	60
Total bonds, notes & other debt instruments (cost: $2,317,643,000)		2,384,502
Rights & warrants 0.00%	Shares
Industrials 0.00%
BL Train Holdings West, LLC, warrants, expire 11/26/2035	51,870	— (h)
Total rights & warrants (cost: $0)		— (h)

189	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Short-term securities 2.83%	Principal amount (000)	Value (000)
Municipals 2.83%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.85% 11/15/2052 (b)	USD 1,500	$1,500
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.45% 2/1/2048 (b)	5,600	5,600
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 3.45% 12/1/2035 (put 2/2/2026) (i)	550	550
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 2.58% 10/1/2047 (b)	345	345
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.30% 7/1/2060 (b)	2,000	2,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 2.50% 8/1/2044 (b)	1,600	1,600
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.45% 11/1/2037 (b)	17,170	17,170
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.25% 4/1/2042 (b)	3,800	3,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.50% 11/1/2035 (b)	1,245	1,245
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 2.40% 3/1/2040 (b)	3,600	3,600
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.50% 3/1/2042 (b)	3,300	3,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 2.50% 6/15/2044 (b)	2,600	2,600
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 2.50% 6/15/2049 (b)	3,900	3,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 2.50% 6/15/2048 (b)	2,500	2,500
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.45% 5/1/2048 (b)	11,000	11,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 2.58% 1/1/2033 (b)	590	590
State of Texas, Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.20% 1/1/2041 (put 1/1/2027) (i)	175	175
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 2.55% 11/1/2041 (b)	3,400	3,400
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.52% 10/1/2044 (b)	5,400	5,400
		70,275
Total short-term securities (cost: $70,275,000)		70,275
Total investment securities 98.87% (cost: $2,387,918,000)		2,454,777
Other assets less liabilities 1.13%		28,099
Net assets 100.00%		$2,482,876
Restricted security (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	8/18/2025	$2,148	$2,279	0.10%
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039	8/18/2025	1,431	1,465	0.06
		$3,579	$3,744	0.16%

Capital Group Fixed Income ETF Trust	190

Capital Group Municipal High-Income ETF  (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $542,057,000, which represented
21.83% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Step bond; coupon rate may change at a later date.
(e)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Amount less than one thousand.
(i)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

191	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 97.16%	Principal amount (000)	Value (000)
Corporate bonds and notes 39.05%
Financials 16.95%
American Express Co. 4.90% 2/13/2026	USD 279	$279
American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027) (a)	1,815	1,846
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	335	350
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (a)	800	825
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (a)	1,200	1,237
American International Group, Inc. 4.85% 5/7/2030	2,200	2,256
Aon North America, Inc. 5.125% 3/1/2027	5,285	5,352
Aon North America, Inc. 5.15% 3/1/2029	1,660	1,708
Arthur J. Gallagher & Co. 4.60% 12/15/2027	5,790	5,855
Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,900	1,946
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (a)	200	200
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (a)	9,584	9,724
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (a)	3,350	3,413
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (a)	3,272	3,356
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (a)	222	211
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (a)	3,385	3,495
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (a)	150	150
Bank of Montreal 5.004% 1/27/2029 (USD-SOFR Index + 0.67% on 1/27/2028) (a)	3,600	3,670
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (a)	178	183
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	1,500	1,543
Bank of Nova Scotia (The) 4.043% 9/15/2028 (USD-SOFR + 0.76% on 9/15/2027) (a)	2,600	2,601
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (a)(b)	300	311
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026) (a)(b)	7,059	7,194
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,604	1,677
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	1,038	1,066
Brown & Brown, Inc. 4.60% 12/23/2026	3,125	3,142
Brown & Brown, Inc. 4.70% 6/23/2028	7,600	7,694
Brown & Brown, Inc. 4.90% 6/23/2030	2,390	2,425
CaixaBank SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026) (a)(b)	5,564	5,662
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(b)	125	130
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (a)(b)	2,950	2,983
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	290	301
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(b)	1,799	1,826
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (a)	5,945	5,965
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (a)	3,475	3,533
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (a)	1,225	1,264
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (a)	213	222
Charles Schwab Corp. (The) 5.875% 8/24/2026	400	405
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (a)	115	119
Citibank, NA 5.438% 4/30/2026	3,500	3,514
Citibank, NA 4.929% 8/6/2026	1,510	1,518
Citibank, NA 4.576% 5/29/2027	4,400	4,446
Citibank, NA 4.838% 8/6/2029	780	798
Citibank, NA 4.914% 5/29/2030	903	929
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (a)	500	499
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (a)	200	200
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (a)	7,700	7,811
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (a)	550	565
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (a)	3,738	3,819
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (a)	2,050	2,057
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (a)	379	395
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (a)	8,035	7,904
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (a)	150	152
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (a)	475	482
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (a)	1,350	1,384
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	225	215
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (a)	184	187
Fifth Third Bank, National Association 4.967% 1/28/2028 (USD-SOFR + 0.81% on 1/28/2027) (a)	6,632	6,696
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	290	285
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (a)	595	586
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (a)	4,569	4,774
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (a)	3,094	3,137

Capital Group Fixed Income ETF Trust	192

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (a)	USD 2,400	$2,479
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (a)	2,119	2,114
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (a)	750	764
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (a)	1,400	1,435
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	2,435	2,443
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	197	196
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (a)	11,263	11,383
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (a)	2,705	2,760
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (a)	216	217
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (a)	2,850	2,938
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (a)	1,145	1,195
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (a)	2,393	2,457
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	5,180	5,254
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (a)	2,889	2,984
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (a)	4,565	4,617
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (a)	3,735	3,786
Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	2,650	2,683
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,355	1,384
Metropolitan Life Global Funding I 3.45% 12/18/2026 (b)	3,985	3,972
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026) (a)	270	270
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (a)	8,331	8,497
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (a)	125	125
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (a)	108	112
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (a)	4,020	4,149
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (a)	4,950	4,949
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (a)	575	591
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (a)	2,157	2,248
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (a)	2,460	2,523
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (a)	1,738	1,793
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	2,350	2,424
National Australia Bank, Ltd. 5.087% 6/11/2027	2,300	2,345
National Australia Bank, Ltd. 4.50% 10/26/2027	1,050	1,065
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (a)	225	223
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (a)	5,590	5,691
Navient Corp. 6.75% 6/15/2026	3,000	3,042
New York Life Global Funding 4.60% 12/5/2029 (b)	964	980
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (a)	1,720	1,723
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026) (a)	5,110	5,112
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (a)	6,355	6,483
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (a)	108	112
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (a)	394	408
Royal Bank of Canada 4.875% 1/12/2026	1,580	1,580
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (a)	1,700	1,725
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,510	1,555
Royal Bank of Canada 4.97% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (a)	1,350	1,381
State Street Corp. 4.834% 4/24/2030	1,150	1,185
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,664	1,734
Toronto-Dominion Bank (The) 4.568% 12/17/2026	4,520	4,549
Toronto-Dominion Bank (The) 4.861% 1/31/2028	2,150	2,186
Toronto-Dominion Bank (The) 5.523% 7/17/2028	180	187
Toronto-Dominion Bank (The) 4.783% 12/17/2029	458	469
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (a)	450	451
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (a)	7,776	7,840
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (a)	149	154
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	592	608
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (a)	266	277
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (a)	100	104
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (a)(b)	3,950	3,939

193	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	USD 515	$507
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	1,330	1,376
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (a)	9,825	10,030
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (a)	3,145	3,181
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (a)	4,745	4,917
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (a)	325	335
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (a)	5,460	5,637
Wells Fargo Bank, N.A. 5.45% 8/7/2026	1,700	1,714
Willis North America, Inc. 4.65% 6/15/2027	1,340	1,351
		317,370

Utilities 4.04%
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	258
Consumers Energy Co. 4.70% 1/15/2030	564	577
DTE Energy Co. 4.95% 7/1/2027	450	456
DTE Energy Co. 5.10% 3/1/2029	350	359
Duke Energy Florida, LLC 4.20% 12/1/2030	4,000	4,008
Edison International 5.25% 11/15/2028	1,450	1,470
Edison International 5.45% 6/15/2029	1,731	1,763
Edison International 6.95% 11/15/2029	223	238
Edison International 6.25% 3/15/2030	1,377	1,441
Eversource Energy 5.95% 2/1/2029	1,139	1,191
Eversource Energy 4.45% 12/15/2030	4,300	4,278
Florida Power & Light Co. 5.15% 6/15/2029	1,145	1,190
Georgia Power Co. 5.004% 2/23/2027	1,647	1,669
Georgia Power Co. 4.65% 5/16/2028	400	407
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	2,200	2,227
NiSource, Inc. 5.20% 7/1/2029	475	490
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,560	2,560
Pacific Gas and Electric Co. 2.95% 3/1/2026	3,384	3,376
Pacific Gas and Electric Co. 5.00% 6/4/2028	7,336	7,469
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,569	7,627
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,465	1,514
PacifiCorp 5.10% 2/15/2029	405	413
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	1,282	1,311
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	475	421
Southern California Edison Co. 4.90% 6/1/2026	4,584	4,591
Southern California Edison Co. 5.85% 11/1/2027	10,114	10,401
Southern California Edison Co. 5.30% 3/1/2028	300	306
Southern California Edison Co. 5.65% 10/1/2028	185	192
Southern California Edison Co. 5.25% 3/15/2030	2,402	2,465
Southern California Edison Co. 2.50% 6/1/2031	293	263
Wisconsin Public Service Corp. 4.55% 12/1/2029	1,100	1,121
Xcel Energy, Inc. 3.35% 12/1/2026	5,945	5,910
Xcel Energy, Inc. 4.75% 3/21/2028	3,527	3,576
		75,538

Health care 3.47%
AbbVie, Inc. 4.80% 3/15/2027	2,375	2,401
AbbVie, Inc. 4.80% 3/15/2029	1,718	1,761
Amgen, Inc. 2.20% 2/21/2027	7,231	7,097
Amgen, Inc. 5.15% 3/2/2028	5,394	5,521
AstraZeneca Finance, LLC 4.85% 2/26/2029	792	813
Baxter International, Inc. 1.915% 2/1/2027	3,636	3,550
Baxter International, Inc. 4.45% 2/15/2029	1,884	1,891
Baxter International, Inc. 4.90% 12/15/2030	1,967	1,983
Becton, Dickinson and Co. 4.874% 2/8/2029	100	102

Capital Group Fixed Income ETF Trust	194

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Cigna Group (The) 5.00% 5/15/2029	USD 500	$514
Cigna Group (The) 4.50% 9/15/2030	2,102	2,117
CVS Health Corp. 5.00% 2/20/2026	6,150	6,152
CVS Health Corp. 5.00% 1/30/2029	210	214
CVS Health Corp. 5.40% 6/1/2029	2,095	2,171
Elevance Health, Inc. 4.00% 9/15/2028	3,250	3,246
Elevance Health, Inc. 4.75% 2/15/2030	451	460
Eli Lilly and Co. 4.75% 2/12/2030	1,192	1,226
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	159	163
HCA, Inc. 5.25% 6/15/2026	205	205
HCA, Inc. 5.00% 3/1/2028	3,550	3,617
Johnson & Johnson 4.80% 6/1/2029	750	775
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	830	841
Pfizer, Inc. 4.20% 11/15/2030	4,250	4,271
Stryker Corp. 4.70% 2/10/2028	2,600	2,639
Stryker Corp. 4.85% 2/10/2030	1,400	1,438
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	6,566	6,505
UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,205
UnitedHealth Group, Inc. 4.80% 1/15/2030	585	600
UnitedHealth Group, Inc. 4.65% 1/15/2031	1,400	1,425
		64,903

Consumer discretionary 3.17%
Amazon.com, Inc. 4.10% 11/20/2030	4,000	4,006
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (b)	350	354
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (b)	1,325	1,347
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (b)	1,083	1,100
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (b)	214	220
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (b)	700	721
Ford Motor Credit Co., LLC 6.95% 3/6/2026	310	311
Ford Motor Credit Co., LLC 6.95% 6/10/2026	6,028	6,082
Ford Motor Credit Co., LLC 5.125% 11/5/2026	649	653
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,309	12,503
Ford Motor Credit Co., LLC 5.918% 3/20/2028	2,072	2,121
Ford Motor Credit Co., LLC 6.798% 11/7/2028	350	367
Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	358
Ford Motor Credit Co., LLC 5.875% 11/7/2029	610	626
Ford Motor Credit Co., LLC 5.73% 9/5/2030	977	992
General Motors Financial Co., Inc. 5.40% 4/6/2026	6,320	6,343
General Motors Financial Co., Inc. 4.20% 10/27/2028	4,308	4,315
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,151	1,170
General Motors Financial Co., Inc. 5.35% 1/7/2030	900	930
Home Depot, Inc. 5.15% 6/25/2026	1,025	1,032
Home Depot, Inc. 4.875% 6/25/2027	750	763
Home Depot, Inc. 4.75% 6/25/2029	911	934
Hyatt Hotels Corp. 5.05% 3/30/2028	600	611
Hyundai Capital America 5.45% 6/24/2026 (b)	1,854	1,866
Hyundai Capital America 5.30% 3/19/2027 (b)	575	583
Hyundai Capital America 4.875% 6/23/2027 (b)	1,684	1,703
Hyundai Capital America 4.90% 6/23/2028 (b)	1,279	1,299
Hyundai Capital America 6.10% 9/21/2028 (b)	475	497
Hyundai Capital America 6.50% 1/16/2029 (b)	53	56
Hyundai Capital America 4.55% 9/26/2029 (b)	413	416
Hyundai Capital America 5.30% 1/8/2030 (b)	900	928
Hyundai Capital America 5.15% 3/27/2030 (b)	1,000	1,025
Marriott International, Inc. 5.55% 10/15/2028	250	260
Marriott International, Inc. 4.875% 5/15/2029	350	358
Toyota Motor Credit Corp. 4.55% 8/9/2029	900	915
Toyota Motor Credit Corp. 4.95% 1/9/2030	1,475	1,519
		59,284

195	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Industrials 2.75%
Air Lease Corp. 5.30% 6/25/2026	USD 1,055	$1,060
BAE Systems PLC 5.125% 3/26/2029 (b)	648	667
Boeing Co. (The) 2.75% 2/1/2026	149	149
Boeing Co. (The) 2.196% 2/4/2026	10,952	10,931
Boeing Co. (The) 6.259% 5/1/2027	12,421	12,750
Boeing Co. (The) 6.298% 5/1/2029	378	401
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,532	1,568
General Electric Co. 4.30% 7/29/2030	2,121	2,140
Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	661
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	269
Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	323
L3Harris Technologies, Inc. 5.40% 1/15/2027	6,684	6,783
Northrop Grumman Corp. 4.65% 7/15/2030	1,600	1,629
Paychex, Inc. 5.10% 4/15/2030	3,435	3,538
RTX Corp. 5.75% 11/8/2026	6,927	7,023
Waste Management, Inc. 4.65% 3/15/2030	1,500	1,530
		51,422

Consumer staples 2.70%
Altria Group, Inc. 4.875% 2/4/2028	6,098	6,201
BAT International Finance PLC 5.931% 2/2/2029	1,456	1,530
Campbells Co. (The) 5.20% 3/19/2027	4,079	4,134
Campbell’s Co. (The) 5.20% 3/21/2029	255	261
Constellation Brands, Inc. 4.35% 5/9/2027	390	392
Constellation Brands, Inc. 4.80% 5/1/2030	248	252
Coty, Inc. 5.60% 1/15/2031 (b)	1,365	1,379
Diageo Investment Corp. 5.125% 8/15/2030	1,443	1,496
Imperial Brands Finance PLC 4.50% 6/30/2028 (b)	10,562	10,649
Mars, Inc. 4.45% 3/1/2027 (b)	2,000	2,015
Mars, Inc. 4.60% 3/1/2028 (b)	3,377	3,424
Mars, Inc. 4.80% 3/1/2030 (b)	2,832	2,895
Mondelez International, Inc. 4.50% 5/6/2030	1,750	1,772
Philip Morris International, Inc. 4.75% 2/12/2027	3,000	3,030
Philip Morris International, Inc. 4.375% 11/1/2027	1,975	1,993
Philip Morris International, Inc. 4.125% 4/28/2028	1,400	1,406
Philip Morris International, Inc. 5.25% 9/7/2028	250	258
Philip Morris International, Inc. 3.875% 10/27/2028	2,250	2,248
Philip Morris International, Inc. 4.875% 2/13/2029	380	389
Philip Morris International, Inc. 4.625% 11/1/2029	1,129	1,150
Philip Morris International, Inc. 4.375% 4/30/2030	1,743	1,754
Philip Morris International, Inc. 4.00% 10/29/2030	2,010	1,995
		50,623

Energy 1.81%
Chevron USA, Inc. 4.687% 4/15/2030	1,043	1,067
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028 (b)	450	468
ConocoPhillips Co. 4.70% 1/15/2030	1,800	1,834
Enbridge, Inc. 5.90% 11/15/2026	4,782	4,853
Enbridge, Inc. 6.00% 11/15/2028	300	315
Energy Transfer, LP 6.10% 12/1/2028	1,238	1,301
Energy Transfer, LP 5.25% 7/1/2029	1,073	1,105
Enterprise Products Operating, LLC 4.60% 1/15/2031	657	665
EOG Resources, Inc. 4.40% 7/15/2028	706	714
EOG Resources, Inc. 4.40% 1/15/2031	4,183	4,201
Kinder Morgan, Inc. 5.00% 2/1/2029	319	327
Occidental Petroleum Corp. 5.00% 8/1/2027	5,742	5,855
Occidental Petroleum Corp. 5.20% 8/1/2029	625	641
Petroleos Mexicanos 6.49% 1/23/2027	500	508
Petroleos Mexicanos 8.75% 6/2/2029	4,000	4,291

Capital Group Fixed Income ETF Trust	196

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (b)	USD 630	$636
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (b)	2,106	2,137
Shell Finance US, Inc. 4.125% 11/6/2030	3,000	3,001
		33,919

Information technology 1.64%
Amphenol Corp. 3.90% 11/15/2028	2,750	2,748
Amphenol Corp. 4.125% 11/15/2030	2,450	2,438
Broadcom, Inc. 4.15% 2/15/2028	1,800	1,807
Broadcom, Inc. 5.05% 7/12/2029	1,000	1,030
Broadcom, Inc. 4.35% 2/15/2030	1,200	1,208
Microchip Technology, Inc. 4.90% 3/15/2028	4,831	4,899
Oracle Corp. 1.65% 3/25/2026	650	646
Oracle Corp. 4.80% 8/3/2028	5,425	5,453
Oracle Corp. 4.45% 9/26/2030	3,800	3,718
Synopsys, Inc. 4.65% 4/1/2028	6,600	6,693
Texas Instruments, Inc. 4.60% 2/8/2029	130	133
		30,773

Communication services 1.35%
Alphabet, Inc. 4.10% 11/15/2030	4,000	4,013
AT&T, Inc. 1.70% 3/25/2026	7,570	7,532
CCO Holdings, LLC 5.50% 5/1/2026 (b)	750	752
Charter Communications Operating, LLC 6.10% 6/1/2029	3,191	3,332
Comcast Corp. 5.10% 6/1/2029	600	620
Meta Platforms, Inc. 4.20% 11/15/2030	3,235	3,243
T-Mobile USA, Inc. 2.25% 2/15/2026	5,532	5,519
T-Mobile USA, Inc. 4.80% 7/15/2028	275	280
		25,291

Materials 0.68%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	875	876
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	258
Celanese US Holdings, LLC 6.665% 7/15/2027	428	442
Celanese US Holdings, LLC 6.85% 11/15/2028	2,016	2,111
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (b)	581	589
Dow Chemical Co. (The) 4.80% 1/15/2031	2,600	2,586
LYB International Finance III, LLC 5.125% 1/15/2031	305	306
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	1,800	1,850
Sherwin-Williams Co. 4.30% 8/15/2028	2,250	2,264
Sherwin-Williams Co. 4.50% 8/15/2030	1,400	1,415
		12,697

Real estate 0.49%
COPT Defense Properties, LP 2.25% 3/15/2026	2,592	2,581
Equinix, Inc. 1.45% 5/15/2026	6,075	6,020
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	603	617
		9,218
Total corporate bonds and notes		731,038
Mortgage-backed obligations 32.53%
Federal agency mortgage-backed obligations 15.87%
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (c)	166	173
Fannie Mae Pool #CC0188 6.00% 3/1/2040 (c)	815	846
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (c)	196	204
Fannie Mae Pool #DA1075 6.00% 11/1/2053 (c)	27	28

197	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7612 6.00% 12/1/2053 (c)	USD 61	$63
Fannie Mae Pool #DA7801 5.50% 1/1/2054 (c)	908	923
Fannie Mae Pool #MA5246 5.50% 1/1/2054 (c)	33	33
Fannie Mae Pool #DA5980 6.00% 1/1/2054 (c)	739	761
Fannie Mae Pool #DA5779 6.00% 1/1/2054 (c)	79	82
Fannie Mae Pool #DA9467 6.00% 2/1/2054 (c)	50	52
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (c)	3,493	3,546
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (c)	139	143
Fannie Mae Pool #DA6019 5.50% 4/1/2054 (c)	821	833
Fannie Mae Pool #DB2745 5.50% 4/1/2054 (c)	416	424
Fannie Mae Pool #BY7524 5.50% 4/1/2054 (c)	29	29
Fannie Mae Pool #DB2626 5.50% 4/1/2054 (c)	28	28
Fannie Mae Pool #CB8275 6.00% 4/1/2054 (c)	2,000	2,055
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (c)	2,000	2,054
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (c)	667	686
Fannie Mae Pool #DB1087 6.00% 5/1/2054 (c)	873	898
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (c)	3,571	3,669
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (c)	2,000	2,054
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	117	120
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	58	60
Fannie Mae Pool #DC8833 6.00% 12/1/2054 (c)	3,906	4,014
Fannie Mae Pool #DC8826 6.00% 12/1/2054 (c)	2,212	2,273
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (c)	2,000	2,056
Fannie Mae Pool #FA0445 5.50% 1/1/2055 (c)	3,229	3,277
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (c)	2,000	2,056
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	5,380	5,527
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	3,885	3,992
Fannie Mae Pool #MA5648 6.50% 3/1/2055 (c)	2,000	2,079
Fannie Mae Pool #DD7343 6.00% 4/1/2055 (c)	3,000	3,085
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	1,000	1,027
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	89	92
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	87	90
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	16,404	16,855
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (c)	456	469
Fannie Mae Pool #DE2212 5.50% 7/1/2055 (c)	834	846
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	1,844	1,895
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (c)	874	908
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (c)	4,212	4,273
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (c)	10,647	10,802
Fannie Mae Pool #DF3941 5.50% 11/1/2055 (c)	458	465
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (b)(c)(d)	540	550
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (b)(c)(d)	4,764	4,836
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (c)	790	821
Freddie Mac Pool #QO3370 6.00% 4/1/2040 (c)	641	666
Freddie Mac Pool #SD3513 6.00% 8/1/2053 (c)	26	27
Freddie Mac Pool #QH6125 6.00% 12/1/2053 (c)	28	29
Freddie Mac Pool #QH9078 5.50% 1/1/2054 (c)	481	490
Freddie Mac Pool #RJ1372 6.00% 1/1/2054 (c)	1,383	1,423
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	104	109
Freddie Mac Pool #QH9775 5.50% 2/1/2054 (c)	494	501
Freddie Mac Pool #SD8431 5.50% 5/1/2054 (c)	439	446
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	730	750
Freddie Mac Pool #QI6042 6.00% 5/1/2054 (c)	676	696
Freddie Mac Pool #QI8145 6.00% 6/1/2054 (c)	822	846
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	10	10
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	178	187
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (c)	2,638	2,710
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	2,000	2,055
Freddie Mac Pool #RJ2526 6.00% 7/1/2054 (c)	419	431
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	1,692	1,761
Freddie Mac Pool #SD5986 6.50% 7/1/2054 (c)	639	671
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (c)	154	160

Capital Group Fixed Income ETF Trust	198

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	USD 5,633	$5,787
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (c)	2,000	2,054
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	66	68
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (c)	11,027	11,190
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (c)	25	26
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (c)	2,259	2,322
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (c)	445	457
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (c)	156	161
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	12,537	12,722
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (c)	3,922	4,029
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	2,504	2,573
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	2,582	2,653
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	40,690	41,809
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (c)	715	735
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (c)	78	80
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	44,750	45,985
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (c)	3,000	3,082
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (c)	9,832	9,975
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (c)	457	470
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (c)	82	84
Uniform Mortgage-Backed Security 5.50% 1/1/2041 (c)(e)	492	504
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (c)(e)	43,000	44,156
		296,942

Collateralized mortgage-backed obligations (privately originated) 9.45%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(b)(c)	1,400	1,407
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (b)(c)(d)	56	55
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (b)(c)(d)	243	239
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(b)(c)	239	233
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(c)	2,746	2,687
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (b)(c)(d)	33	33
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(b)(c)	1,440	1,452
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(b)(c)	4,842	4,886
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(b)(c)	3,317	3,346
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(c)	3,703	3,708
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (b)(c)(d)	561	559
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (b)(c)(d)	485	477
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (b)(c)(d)	2,835	2,783
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(b)(c)	1,780	1,762
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (b)(c)(d)	1	1
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(b)(c)	2,379	2,373
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(b)(c)	708	710
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(b)(c)	757	766
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 9.989% 9/25/2028 (c)(d)	13	13
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (b)(c)(d)	926	945
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (b)(c)(d)	232	234
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (b)(c)(d)	216	217
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (b)(c)(d)	667	667
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.574% 1/25/2044 (b)(c)(d)	995	1,020
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (b)(c)(d)	427	427

199	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.374% 2/25/2044 (b)(c)(d)	USD 593	$605
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (b)(c)(d)	473	473
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.074% 5/25/2044 (b)(c)(d)	333	337
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.024% 9/25/2044 (b)(c)(d)	1,680	1,684
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (b)(c)(d)	275	275
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (b)(c)(d)	1,699	1,700
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (b)(c)(d)	570	571
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (b)(c)(d)	126	126
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(b)(c)	2,132	2,067
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.539% 7/25/2028 (c)(d)	119	119
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (b)(c)(d)	636	648
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (b)(c)(d)	632	636
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (b)(c)(d)	1,329	1,333
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (b)(c)(d)	1,832	1,839
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.924% 10/25/2044 (b)(c)(d)	1,089	1,091
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (b)(c)(d)	675	676
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (b)(c)(d)	849	851
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (b)(c)(d)	1,763	1,764
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(c)	533	539
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (a)(b)(c)	4,584	4,629
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(c)	580	570
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(b)(c)	400	402
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(b)(c)	1,222	1,220
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028) (a)(b)(c)	3,190	3,197
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(b)(c)	3,897	3,930
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	1,943	1,950
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (b)(c)(d)	190	186
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(b)(c)	1,244	1,261
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (b)(c)(d)	472	458
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (b)(c)(d)	176	170
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(b)(c)	2,315	2,342
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (b)(c)(d)	509	476
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(c)	5,035	5,094
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (b)(c)(d)	895	893
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (a)(b)(c)	414	413
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(b)(c)	379	380
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(c)	6,367	6,425
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (b)(c)(d)	1,948	1,934
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	785	792
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(c)	1,060	1,070

Capital Group Fixed Income ETF Trust	200

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(c)	USD 945	$957
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(c)	2,018	2,044
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(c)	2,631	2,664
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(c)	1,650	1,655
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(c)	4,622	4,670
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(b)(c)	2,050	2,070
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(b)(c)	3,046	3,078
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(c)	4,554	4,595
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(b)(c)	1,833	1,843
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (a)(b)(c)	5,510	5,535
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (b)(c)(d)	3,353	3,362
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (b)(c)	1,343	1,277
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (b)(c)	1,948	1,924
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (b)(c)	476	469
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (b)(c)	1,139	1,105
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (b)(c)	2,242	2,141
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (b)(c)	997	951
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(c)	877	851
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (b)(c)(d)	4,306	4,324
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (b)(c)(d)	1,647	1,654
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (b)(c)(d)	599	600
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.988% 5/25/2055 (b)(c)(d)	990	981
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (b)(c)(d)	189	187
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (b)(c)(d)	1,366	1,362
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (b)(c)(d)	32	32
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.75% 4/25/2057 (b)(c)(d)	312	309
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (b)(c)(d)	222	219
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (b)(c)(d)	95	95
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (b)(c)(d)	370	362
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (b)(c)(d)	393	384
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.698% 11/25/2060 (b)(c)(d)	1,225	1,200
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (b)(c)	866	843
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (b)(c)(d)	1,520	1,536
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (b)(c)	1,370	1,375
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (b)(c)	346	348
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (b)(c)	2,236	2,237
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (a)(b)(c)	5,510	5,553
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (a)(b)(c)	452	451
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(b)(c)	165	165
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(b)(c)	627	627
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(b)(c)	431	433
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(b)(c)	914	922
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(c)	2,694	2,726
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(b)(c)	1,432	1,450
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(c)	875	887
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (b)(c)(d)	923	925
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (b)(c)(d)	2,040	2,052
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (b)(c)(d)	1,810	1,824
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(c)	4,721	4,773
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(c)	3,852	3,886
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)	2,752	2,765
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(b)(c)	2,146	2,148
		176,952

Commercial mortgage-backed securities 7.21%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2030 (b)(c)(d)	3,550	3,569
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (b)(c)	2,477	2,423

201	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (b)(c)(d)	USD 447	$448
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.589% 11/10/2029 (b)(c)(d)	2,337	2,386
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(d)	843	867
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)	819	813
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)	1,127	1,116
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (c)(d)	133	138
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (c)	430	451
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (c)	2,142	2,253
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (c)(d)	350	368
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (c)(d)	166	174
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (c)(d)	1,227	1,285
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (c)(d)	1,403	1,442
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (c)	414	399
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.669% 3/15/2037 (b)(c)(d)	241	229
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (c)(d)	574	595
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (c)(d)	305	303
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (c)(d)	800	774
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (c)(d)	145	146
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (c)	351	312
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (c)(d)	1,105	1,155
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	845	878
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (c)(d)	50	52
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (c)	53	55
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.092% 3/15/2041 (b)(c)(d)	896	898
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (c)(d)	89	93
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (c)(d)	60	64
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.256% 2/15/2057 (c)(d)	561	585
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(d)	985	1,033
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (c)	1,784	1,836
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(d)	450	468
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (c)(d)	1,380	1,446
Boca Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (b)(c)(d)	4,111	4,123
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.044% 12/15/2039 (b)(c)(d)	1,853	1,856
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (b)(c)(d)	655	656
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (b)(c)(d)	390	390
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (b)(c)(d)	483	483
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 4/15/2041 (b)(c)(d)	1,579	1,583
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (b)(c)(d)	3,803	3,859
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2039 (b)(c)(d)	2,063	2,070
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (b)(c)	3,361	3,454
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.35% 7/15/2042 (b)(c)(d)	4,000	4,014
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (b)(c)(d)	6,000	6,062
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (b)(c)(d)	4,521	4,532
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (b)(c)(d)	3,997	4,018
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (b)(c)	887	871
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (b)(c)(d)	454	455
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (b)(c)(d)	983	983
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	375	370
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (b)(c)(d)	750	782
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (b)(c)(d)	361	372
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (c)	401	399
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049 (c)	63	63
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	68	67
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (c)(d)	1,800	1,756
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (b)(c)	2,490	2,566
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (b)(c)(d)	3,062	3,127

Capital Group Fixed Income ETF Trust	202

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (a)(b)(c)	USD 5,501	$5,506
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (b)(c)(d)	1,928	1,939
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (b)(c)(d)	1,752	1,762
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (b)(c)(d)	2,322	2,329
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (b)(c)	480	480
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (c)(d)	1,216	1,247
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (b)(c)	808	823
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.561% 8/15/2039 (b)(c)(d)	4,000	4,016
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (b)(c)(d)	1,356	1,361
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	454	449
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (b)(c)(d)	2,419	2,424
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (b)(c)(d)	1,358	1,366
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (b)(c)(d)	591	599
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (b)(c)(d)	3,625	3,761
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (b)(c)(d)	2,995	3,002
LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041 (b)(c)(d)	2,549	2,590
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (b)(c)	857	825
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (c)	500	485
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (c)	1,807	1,879
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (b)(c)(d)	202	208
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (b)(c)(d)	524	532
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (b)(c)(d)	1,081	1,087
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.669% 11/5/2038 (b)(c)(d)	1,913	1,918
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (b)(c)(d)	1,555	1,560
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.75% 9/15/2042 (b)(c)(d)	3,428	3,439
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (b)(c)(d)	708	708
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.491% 5/15/2039 (b)(c)(d)	486	485
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.015% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(c)	1,000	999
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.365% 5/15/2038 (b)(c)(d)	362	361
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (c)	668	666
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (b)(c)(d)	500	500
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (b)(c)(d)	4,783	4,746
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	300	297
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (b)(c)(d)	691	698
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	505	496
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (c)	40	42
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(d)	225	237
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (c)(d)	358	376
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (c)	291	290
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (b)(c)(d)	180	182
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (b)(c)(d)	173	176
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (b)(c)(d)	100	102
		134,913
Total mortgage-backed obligations		608,807

203	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 24.09%
Auto loan 10.42%
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (b)(c)	USD 135	$135
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (b)(c)	1,781	1,785
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (b)(c)	250	250
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (b)(c)	1,042	1,049
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (b)(c)	623	626
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (b)(c)	1,820	1,859
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (b)(c)	1,759	1,777
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (b)(c)	187	188
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (b)(c)	1,431	1,447
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (b)(c)	347	347
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (b)(c)	311	311
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (b)(c)	384	385
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (b)(c)	117	116
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (b)(c)	79	79
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027 (b)(c)	333	334
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (b)(c)	290	293
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027 (b)(c)	1,000	1,008
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (b)(c)	259	264
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (b)(c)	289	297
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (b)(c)	627	638
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (b)(c)	770	792
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (b)(c)	700	723
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (b)(c)	2,919	2,997
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (c)	691	693
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (c)	197	198
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (c)	370	374
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030 (c)	2,000	2,017
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (c)	1,441	1,473
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (c)	787	791
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 5.11% 5/15/2031 (c)	3,000	3,022
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class D, 5.49% 5/15/2031 (c)	3,000	3,025
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (b)(c)	102	102
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (b)(c)	185	187
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (b)(c)	306	308
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (b)(c)	680	693
Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (b)(c)	1,929	1,939
Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (b)(c)	2,629	2,654
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (b)(c)	51	51
CPS Auto Receivables Trust, Series 2024-B, Class B, 6.04% 10/16/2028 (b)(c)	1,932	1,940
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (b)(c)	244	244
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (b)(c)	399	401
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (b)(c)	118	119
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (b)(c)	100	102
CPS Auto Receivables Trust, Series 2024-B, Class C, 6.28% 7/15/2030 (b)(c)	2,000	2,034
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (b)(c)	823	824
CPS Auto Trust, Series 2025-D, Class C, 4.85% 2/17/2032 (b)(c)	1,423	1,431
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (b)(c)	2,744	2,756
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (b)(c)	1,513	1,530
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (b)(c)	292	297
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	390	392
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	1,114	1,119
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (c)	723	733
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (c)	1,090	1,097
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (c)	1,849	1,865
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (c)	497	504
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (b)(c)	414	415
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (b)(c)	380	387
Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.82% 2/15/2028 (c)	28	28
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (c)	63	63
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (c)	284	284
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028 (c)	513	516
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (c)	240	244

Capital Group Fixed Income ETF Trust	204

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	USD 355	$359
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (c)	574	584
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (c)	420	421
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (c)	1,210	1,215
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (c)	423	428
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (c)	615	617
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (c)	665	670
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	740	742
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (c)	1,682	1,683
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (c)	3,000	3,033
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (b)(c)	716	720
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (b)(c)	1,013	1,016
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (c)	282	282
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (c)	175	176
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	2,077	2,114
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (b)(c)	186	186
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (b)(c)	537	541
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (b)(c)	151	152
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (b)(c)	1,083	1,094
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (b)(c)	2,652	2,678
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (b)(c)	1,303	1,318
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (b)(c)	837	852
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (b)(c)	1,307	1,313
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (b)(c)	746	761
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (b)(c)	1,678	1,686
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07% 11/15/2030 (b)(c)	3,000	3,032
GLS Auto Receivables Trust, Series 2025-1A, Class D, 5.61% 11/15/2030 (b)(c)	3,000	3,045
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (b)(c)	2,374	2,389
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (b)(c)	2,748	2,772
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (b)(c)	3,179	3,190
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (b)(c)	220	225
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (b)(c)	773	812
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (b)(c)	1,888	1,921
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (c)	366	368
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (c)	624	634
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (b)(c)	1,113	1,117
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (b)(c)	250	252
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (b)(c)	250	245
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (b)(c)	2,920	2,932
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (b)(c)	502	493
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (b)(c)	281	285
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (b)(c)	1,449	1,481
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (b)(c)	349	361
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (b)(c)	1,616	1,637
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (b)(c)	3,709	3,766
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (b)(c)	2,999	3,041
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (b)(c)	1,610	1,638
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (b)(c)	1,643	1,671
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/26/2031 (b)(c)	2,000	2,059
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (b)(c)	3,633	3,666
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (b)(c)	565	566
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (b)(c)	267	268
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (b)(c)	3,113	3,117
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (b)(c)	273	274
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (b)(c)	98	98
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (b)(c)	232	233
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (b)(c)	721	728
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (b)(c)	608	620
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (b)(c)	367	372
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (b)(c)	444	454
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (b)(c)	507	515
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (b)(c)	410	415

205	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (b)(c)	USD 148	$150
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (b)(c)	175	181
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (c)	2,385	2,409
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (c)	1,252	1,261
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (c)	857	873
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (b)(c)	722	724
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (b)(c)	1,833	1,841
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (b)(c)	154	154
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (b)(c)	422	425
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (c)	4	4
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (c)	17	17
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (c)	123	124
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	558	561
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (c)	1,517	1,536
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (c)	900	907
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (c)	124	126
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27% 1/15/2032 (c)	3,491	3,500
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (c)	3,988	4,001
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (b)(c)	768	770
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (b)(c)	256	259
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (b)(c)	820	828
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (b)(c)	1,846	1,871
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (b)(c)	3,788	3,799
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (b)(c)	1,058	1,065
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (c)	1,072	1,079
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (c)	659	670
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(c)(f)	3,596	2,153
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (b)(c)	6,477	6,490
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (b)(c)	2,419	2,424
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029 (b)(c)	1,009	1,012
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (b)(c)	144	144
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (b)(c)	1,947	1,965
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (b)(c)	1,019	1,030
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (b)(c)	90	90
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (b)(c)	748	751
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (b)(c)	330	332
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (b)(c)	597	603
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (b)(c)	523	529
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (b)(c)	703	721
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (b)(c)	1,176	1,183
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (b)(c)	1,945	1,959
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (b)(c)	3,000	3,026
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (b)(c)	1,797	1,803
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (b)(c)	1,738	1,744
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (b)(c)	536	537
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (b)(c)	4,669	4,679
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (b)(c)	1,703	1,720
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (b)(c)	1,199	1,212
		195,127

Other asset-backed securities 9.91%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (b)(c)	522	525
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (b)(c)	2,199	2,210
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (b)(c)	2,606	2,619
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (b)(c)	1,690	1,696
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (b)(c)	1,594	1,601
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (b)(c)	2,835	2,847
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (b)(c)	3,000	3,005
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (b)(c)	1,046	1,048
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (b)(c)	71	71

Capital Group Fixed Income ETF Trust	206

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (b)(c)	USD 1,780	$1,783
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (b)(c)	3,260	3,271
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (b)(c)	2,021	2,030
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (b)(c)	4,785	4,805
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (b)(c)	2,663	2,684
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (b)(c)	1,488	1,520
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (b)(c)	248	249
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (b)(c)	106	105
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (b)(c)	190	192
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (b)(c)	139	142
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (b)(c)	2,231	2,273
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (b)(c)	2,217	2,256
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (b)(c)	5,873	5,900
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (b)(c)	1,333	1,133
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (b)(c)	1,529	1,243
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (b)(c)	1,489	1,515
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (b)(c)	281	266
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (b)(c)	1,450	1,352
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (b)(c)	410	415
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (b)(c)	2,487	2,499
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (b)(c)	1,942	1,978
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (b)(c)	573	579
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (c)	1,452	1,479
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (b)(c)	1,992	2,012
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (b)(c)	3,609	3,614
Dext ABS, LLC, Series 2025-2, Class B, 4.66% 4/15/2036 (b)(c)	2,800	2,804
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (b)(c)	387	389
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (b)(c)	491	502
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (b)(c)	2,032	2,064
Frontier Issuer, LLC, Series 2023-1, Class A2, 6.60% 8/20/2053 (b)(c)	3,515	3,548
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (b)(c)	294	283
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (b)(c)	689	649
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (b)(c)	1,805	1,828
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (b)(c)	2,028	2,048
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (b)(c)	490	491
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (c)	923	931
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (b)(c)	2,289	2,319
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (b)(c)	1,685	1,696
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (b)(c)	1,638	1,647
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (b)(c)	414	417
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (b)(c)	830	848
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (b)(c)	358	300
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (b)(c)	1,496	1,506
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (b)(c)	1,702	1,709
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (b)(c)	1,958	1,984
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (b)(c)	2,539	2,550
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (b)(c)	3,178	3,204
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (b)(c)	1,020	1,034
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (b)(c)	1,001	1,006
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (b)(c)	992	1,000
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (b)(c)	1,015	1,022
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (b)(c)	643	647
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (b)(c)	748	751
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class C, 6.30% 11/17/2032 (b)(c)	709	715
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (b)(c)	1,921	1,934
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (b)(c)	4,475	4,481
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (b)(c)	2,985	2,990
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (b)(c)	4,272	4,297
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (b)(c)	5,000	5,022
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (b)(c)	402	403
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (b)(c)	1,369	1,380
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (b)(c)	1,326	1,335

207	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (b)(c)	USD 293	$295
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (b)(c)	764	770
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (b)(c)	2,000	2,007
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (b)(c)	2,969	3,005
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (c)	1,666	1,696
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (b)(c)	545	558
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (b)(c)	1,244	1,250
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (b)(c)	880	883
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (b)(c)	824	830
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (b)(c)	1,450	1,474
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (b)(c)	3,450	3,509
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (b)(c)	341	343
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (b)(c)	3,567	3,645
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (b)(c)	968	982
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (b)(c)	2,162	2,158
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	498	505
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	2,835	2,882
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (b)(c)	705	675
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (b)(c)	708	668
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (b)(c)	498	472
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (b)(c)	1,870	1,881
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (b)(c)	997	1,003
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (b)(c)	843	774
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (b)(c)	1,727	1,660
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (b)(c)	831	785
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (b)(c)	1,130	1,136
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (b)(c)	1,897	1,909
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (b)(c)	4,000	4,012
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (b)(c)	456	466
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (b)(c)	164	170
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (b)(c)	3,364	3,431
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (c)	1,937	1,950
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (a)(c)	2,924	2,939
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (b)(c)	652	668
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (b)(c)	625	645
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (b)(c)	2,825	2,897
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(b)(c)	2,693	2,708
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (b)(c)	818	822
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (b)(c)	246	247
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (b)(c)	667	674
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (b)(c)	708	717
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (b)(c)	216	216
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (b)(c)	2,105	2,113
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (b)(c)	320	321
		185,402

Collateralized loan obligations 1.99%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (b)(c)(d)	737	737
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2033 (b)(c)(d)	1,045	1,046
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (b)(c)(d)	982	983
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (b)(c)(d)	5,969	5,973
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (b)(c)(d)	1,368	1,366
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.266% 1/15/2031 (b)(c)(d)	51	51
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (b)(c)(d)	2,077	2,081

Capital Group Fixed Income ETF Trust	208

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (b)(c)(d)	USD 738	$738
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.446% 7/20/2035 (b)(c)(d)	1,500	1,500
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.751% 1/20/2034 (b)(c)(d)	4,000	4,001
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.235% 7/16/2031 (b)(c)(d)	6	6
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.286% 4/19/2034 (b)(c)(d)	300	300
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (b)(c)(d)	693	693
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (b)(c)(d)	830	831
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.865% 7/24/2031 (b)(c)(d)	144	144
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.165% 7/24/2031 (b)(c)(d)	889	886
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.274% 7/20/2036 (b)(c)(d)	3,000	3,007
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.296% 4/18/2031 (b)(c)(d)	93	93
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (b)(c)(d)	1,791	1,789
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (b)(c)(d)	1,779	1,776
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (b)(c)(d)	3,229	3,231
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (b)(c)(d)	187	187
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (b)(c)(d)	3,426	3,430
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (b)(c)(d)	1,318	1,319
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (b)(c)(d)	1,000	1,000
		37,168

Credit card 1.43%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (b)(c)	5,000	5,012
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (b)(c)	806	808
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (b)(c)	574	582
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (b)(c)	230	233
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029 (c)	592	594
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	668	677
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	2,110	2,153
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (b)(c)	2,151	2,157
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (b)(c)	1,212	1,220
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (b)(c)	2,541	2,555
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (b)(c)	1,200	1,204
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (b)(c)	2,591	2,611
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (b)(c)	995	1,003
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (b)(c)	427	429
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (c)	2,157	2,200
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (c)	3,374	3,414
		26,852

Student loan 0.34%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (b)(c)	1,417	1,434

209	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (b)(c)	USD 3,506	$3,543
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (b)(c)(d)	176	178
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (b)(c)	1,176	1,195
		6,350
Total asset-backed obligations		450,899
U.S. Treasury bonds & notes 1.07%
U.S. Treasury 1.07%
U.S. Treasury 3.625% 8/31/2027	1,736	1,740
U.S. Treasury 3.50% 9/30/2027 (g)	6,250	6,252
U.S. Treasury 3.50% 10/31/2027	4,000	4,001
U.S. Treasury 3.375% 11/30/2027	6,450	6,438
U.S. Treasury 3.625% 9/30/2030	1,647	1,641
		20,072
Total U.S. Treasury bonds & notes		20,072
Bonds & notes of governments & government agencies outside the U.S. 0.33%
Chile 0.07%
Chile (Republic of) 4.85% 1/22/2029	1,335	1,366

Mexico 0.05%
United Mexican States 5.00% 5/7/2029	1,010	1,028

Saudi Arabia 0.21%
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (b)	3,840	3,839
Total bonds & notes of governments & government agencies outside the U.S.		6,233
Loans 0.09%
Financials 0.09%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(d)(h)(i)	1,694	1,681
Total loans		1,681
Total bonds, notes & other debt instruments (cost: $1,802,034,000)		1,818,730
Short-term securities 4.77%	Shares
Money market investments 4.77%
Capital Group Central Cash Fund 3.79% (j)(k)	893,670	89,376
Total short-term securities (cost: $89,356,000)		89,376
Total investment securities 101.93% (cost: $1,891,390,000)		1,908,106

Other assets less liabilities (1.93)%	(36,207)
Net assets 100.00%	$1,871,899

Capital Group Fixed Income ETF Trust	210

Capital Group Short Duration Income ETF  (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.37%	Annual	SOFR	Annual	10/14/2027	USD709,700	$507	$—	$507
SOFR	Annual	3.1665%	Annual	9/18/2034	56,900	2,327	—	2,327
SOFR	Annual	3.664%	Annual	10/14/2035	94,300	915	—	915
						$3,749	$—	$3,749
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.77%
Money market investments 4.77%
Capital Group Central Cash Fund 3.79% (j)	$60,729	$658,074	$629,430	$(8)	$11	$89,376	$4,045

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $744,716,000, which represented
39.78% of the net assets of the fund.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Purchased on a TBA basis.
(f)	Scheduled interest and/or principal payment was not received.
(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,308,000, which represented 0.28% of the net assets of the fund.
(h)	Value determined using significant unobservable inputs.
(i)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,681,000, which represented 0.09% of the net assets of the fund.

(j)	Rate represents the seven-day yield at 12/31/2025.
(k)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

211	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 94.18%	Principal amount (000)	Value (000)
Alabama 2.90%
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	USD 1,000	$1,020
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	800	856
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	2,055	2,064
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	1,310	1,407
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	2,240	2,259
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2035 (preref. 9/1/2026)	1,250	1,270
Health Care Auth., Baptist Health, An Affiliate of UAB Health System, Series 2023-A, 5.00% 11/15/2029	1,000	1,065
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	1,295	1,411
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	195	203
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	555	556
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	1,000	1,026
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2032	1,000	1,116
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	1,215	1,285
Midcity Improvement Dist., Special Assessment Rev. Bonds, Series 2022, 3.875% 11/1/2027	105	103
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	4,000	4,294
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	4,370	4,686
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	2,000	2,071
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,040	956
		27,648
Alaska 0.84%
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 10/1/2026	300	305
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,000	1,001
City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.50% 12/1/2033 (b)	6,675	6,675
		7,981
Arizona 1.52%
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2027	500	516
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2028	625	658
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund - Kestrel Verifiers), Series 2021-A, 4.00% 11/1/2026	1,000	1,010
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029 (a)	135	134
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	1,300	1,316
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,975	4,051
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2028	2,000	2,138
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	290	295
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	500	492
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	295	297
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	475	516
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	2,000	2,063
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,000	1,012
		14,498
Arkansas 0.26%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (a)	2,055	1,998
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2067 (put 10/15/2032)	480	481
		2,479

Capital Group Fixed Income ETF Trust	212

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California 13.52%
Alvord Unified School Dist., GO Bonds, 2007 Election, CAB, Series 2011-B, AGI, 0% 8/1/2036	USD 1,000	$676
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	6,850	6,958
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2027	295	296
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2028	570	581
Clovis Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2002-B, NATL, 0% 8/1/2027	1,000	959
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2033	625	492
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	2,000	2,029
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	1,000	1,010
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	4,000	4,258
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	3,000	3,217
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	1,270	1,350
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	1,500	1,610
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	1,390	1,504
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	2,000	2,120
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	145	159
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	3,000	3,006
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2030	400	422
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2032	245	265
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	500	524
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.125% 1/15/2028 (c)	2,000	2,150
GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	3,000	3,230
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2032	1,500	1,740
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	926	918
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	467	448
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2028	1,000	1,032
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2029	600	654
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 9/2/2028	675	676
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2027	1,085	1,119
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2030	400	450
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2029	1,105	1,179
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2026	1,020	1,029
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2029	1,190	1,270
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	2,645	2,880
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	825	902
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2032	1,000	1,132
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2027	1,415	1,467
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-A, 5.00% 1/1/2030	1,405	1,512
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	1,950	2,143
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	405	463
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2027	375	387
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	2,810	2,843
Madera Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2007, NATL, 0% 8/1/2028	1,000	928
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2031	685	589
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	2,000	2,217

213	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Monrovia Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, AGI, 0% 8/1/2029	USD 1,000	$909
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2000-B, 0% 8/1/2031	1,295	1,108
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	450	496
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 4.50% 9/1/2034	200	208
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palmdale Family Apartments), Series 2025-A-1, 2.95% 1/1/2056 (put 1/1/2028)	1,590	1,590
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	503
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2031	100	101
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2030	130	131
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/2/2028)	630	632
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2029	1,000	1,054
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2027	145	150
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2028	190	200
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)	500	507
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2028	1,120	1,203
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	2,835	3,064
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, AGI, 5.00% 10/1/2026	1,235	1,236
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	735	738
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	65	66
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	150	154
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	195	203
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	245	258
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,155	1,170
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-A-2, AMT, 5.00% 5/1/2029	1,000	1,066
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)	1,920	1,953
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,235	1,389
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, NATL, 0% 9/1/2031	2,500	2,147
San Mateo Union High School Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 9/1/2030	1,000	1,106
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, NATL, 0% 8/1/2030	435	382
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	1,910	2,030
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	1,560	1,563
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2031	655	735
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	90	93
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-A, 5.00% 10/1/2028 (a)	3,300	3,551
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (a)	2,000	2,300
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2029	425	451
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2030	450	483
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2030	1,410	1,517
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, NATL, 0% 8/1/2026	500	492
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	1,250	1,164
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	7,450	8,309

Capital Group Fixed Income ETF Trust	214

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	USD 1,135	$1,200
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2031	4,000	4,556
Various Purpose GO Rev. Ref. Bonds, Series 2021, 5.00% 10/1/2029	2,000	2,197
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2030	750	830
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2030	1,045	1,167
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2033	3,165	3,721
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2024-B, 5.00% 8/1/2026	2,605	2,646
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,035	1,052
Wright Elementary School Dist., GO Bonds, Series 2003-A, NATL, CAB, 0% 8/1/2028	435	402
		128,977
Colorado 2.87%
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.00% 12/1/2032	1,715	1,970
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	425	418
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.125% 12/1/2034	745	745
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2028	400	425
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2030	205	224
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,285	1,286
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	1,000	1,054
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 4.15% 12/1/2030	935	935
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	840	871
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2026 (escrowed to maturity)	400	404
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,000	1,034
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	120	122
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	2,835	3,169
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2029	1,000	1,060
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-D, 3.87% 5/15/2061 (put 8/17/2026) (b)	3,500	3,499
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2031	500	500
Health Facs. Auth., Rev. Ref. Bonds (Intermountain Health), Series 2024-A, 5.00% 5/15/2033	2,000	2,258
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Fitzsimons Gateway Apartment Project), Series 2024-B, 3.18% 9/1/2028 (put 9/1/2027)	1,160	1,167
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	1,260	1,264
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	1,600	1,585
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	1,035	1,152
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	1,500	1,686
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	518	510
		27,338
Connecticut 0.58%
GO Bonds, Series 2019-A, 5.00% 4/15/2026	200	201
GO Bonds, Series 2022-A, 4.00% 1/15/2027	1,000	1,016
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035	1,075	1,081
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 2.80% 7/1/2048 (put 2/10/2026)	1,845	1,845
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	485	480
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	485	490
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	400	405
		5,518

215	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Delaware 0.31%
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	USD 2,705	$2,950
District of Columbia 1.76%
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	315	327
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	2,405	2,496
Housing Fin. Agcy., Multi Family Rev. Bonds, Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	735	737
Income Tax Secured Rev. Ref. Bonds, Series 2019-C, 5.00% 10/1/2026	2,710	2,762
Income Tax Secured Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2027	1,205	1,259
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2030	1,000	1,106
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	1,000	1,058
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	2,000	2,073
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2029	1,485	1,595
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2029	1,570	1,686
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	375	423
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,250	1,301
		16,823
Florida 6.22%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-2, 3.75% 10/1/2030	235	235
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2029	420	433
Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2022, 4.125% 5/1/2027	640	641
County of Brevard, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Place Apartments), Series 2025, 3.30% 2/1/2028 (put 2/1/2027)	565	567
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	2,885	2,887
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026	1,000	1,012
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2032	1,660	1,861
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2035 (preref. 7/1/2026)	3,630	3,657
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	160	162
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 4.00% 5/1/2030	470	470
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	2,185	2,212
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	750	757
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026) (a)	2,640	2,652
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	250	252
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2024-A, 5.00% 6/1/2034	570	672
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.30% 5/1/2029	490	487
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	500	497
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	245	243
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2030	615	655
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 5.00% 10/1/2028	1,500	1,584
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	1,875	1,884
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	870	874
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	1,535	1,531
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	1,540	1,523
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	240	263
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	2,030	2,245
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Magnolia Trail), Series 2025-Z, 3.15% 7/1/2043 (put 1/1/2029)	1,625	1,628
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Arbours at Emerald Springs), Series 2025-L, 3.15% 12/1/2028 (put 12/1/2027)	295	296
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Mariposa Grove), Series 2025-R, 3.15% 1/1/2044 (put 1/1/2029)	3,110	3,115

Capital Group Fixed Income ETF Trust	216

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Southward Village CNI Phase 2), Series 2025-T, 3.20% 12/1/2044 (put 12/1/2028)	USD 695	$697
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (URICK Street Apartments), Series 2025-P-2, 3.20% 7/1/2029 (put 7/1/2028)	2,525	2,530
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Village At Lake Forest), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,830	1,835
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Project), Series 2017, 4.30% 5/1/2027 (a)	220	221
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Phase 4 Project), Series 2019, 3.80% 5/1/2049	180	180
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.20% 11/15/2030 (a)	340	342
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, 5.00% 5/1/2026	810	815
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	410	410
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2027	950	983
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Residences At Palm Court), Series 2025-B, 2.95% 9/1/2029 (put 9/1/2028)	1,210	1,206
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 3.45% 11/1/2041 (put 11/2/2026)	510	511
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	500	501
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2027	1,190	1,216
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2028	940	978
City of North Port, West Villages Improvement Dist., Special Assessment Rev. Bonds (Unit of Dev. No. 8), Series 2021, 3.125% 5/1/2031	525	497
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,000	1,001
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2033	1,240	1,257
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	1,420	1,429
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 3.125% 9/1/2028	100	99
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 3.25% 9/1/2030	200	198
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.00% 5/1/2032	1,535	1,457
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-C, 3.20% 5/1/2032	1,480	1,402
Talavera Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 3.85% 5/1/2030	540	535
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2021-B, 5.00% 7/1/2026	905	916
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 3.55% 5/1/2030	1,000	1,004
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 3.80% 5/1/2028	1,100	1,106
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 1.80% 5/1/2026	200	199
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (a)	275	277
Windward at Lakewood Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 2 Project), Series 2022, 3.25% 5/1/2027	225	222
		59,319
Georgia 1.81%
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2033	1,500	1,686
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Auburn Square), Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,675	1,678
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Martin House), Series 2025, 3.20% 5/1/2029 (put 5/1/2028)	810	811
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	250	252
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1994-5, 3.70% 10/1/2032 (put 6/13/2028)	455	462
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	290	292

217	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	USD 145	$145
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	580	599
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2028	325	342
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	500	470
GO Bonds, Series 2023-C, 4.00% 1/1/2026	300	300
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	300	301
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-G, 6.25% 12/1/2055	500	566
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	948	981
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	1,500	1,515
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	1,000	1,056
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	335	359
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2026	500	500
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2023-A, AGI, 5.00% 7/1/2027	350	363
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2029	1,390	1,462
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2028	1,270	1,328
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2029	1,655	1,765
		17,233
Guam 0.16%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	1,000	1,074
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2032	285	313
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2033	155	172
		1,559
Hawaii 0.38%
City and County of Honolulu, GO Bonds, Series 2023-A, 5.00% 7/1/2026	1,000	1,012
City and County of Honolulu, GO Bonds, Series 2023-B, 5.00% 7/1/2026	1,260	1,276
City and County of Honolulu, GO Bonds, Series 2017-A, 5.00% 9/1/2026	1,050	1,067
City and County of Honolulu, Multifamily Housing Rev. Bonds (Maunakea Tower Apartments), Series 2023, 5.00% 6/1/2027 (put 6/1/2026)	225	227
		3,582
Idaho 0.02%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	205	215
Illinois 5.12%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	1,000	1,054
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	350	361
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	750	786
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2030	150	157
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2032	470	497
City of Chicago, GO Bonds (City Colleges of Chicago Capital Improvement Project), CAB, Series 1999, NATL, 0% 1/1/2026 (escrowed to maturity)	500	500
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	1,025	1,025
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	1,000	1,012
City of Chicago, Multi Family Housing Rev. Bonds (Sacred Apartments), Series 2025-B, 3.40% 6/1/2029 (put 6/1/2028)	3,000	3,029
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2026	870	870
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,081
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2031	1,000	1,036
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2030	295	313

Capital Group Fixed Income ETF Trust	218

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2032	USD 190	$204
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	135	137
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027	225	225
Fin. Auth., Rev. Bonds (Ascension Health Alliance), Series 2016-C, 5.00% 2/15/2041 (preref. 2/15/2027)	230	236
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)	545	558
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2029	540	547
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2030	2,500	2,697
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025-B-2, 3.65% 5/1/2031	2,230	2,232
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-C, 5.00% 7/1/2028	300	319
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-C, 5.00% 7/1/2030	465	514
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2027	485	484
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2029	515	514
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	400	399
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 7/1/2030	750	830
GO Bonds, Series 2024-B, 5.00% 5/1/2026	310	312
GO Bonds, Series 2016, 5.00% 6/1/2026	2,970	2,997
GO Bonds, Series 2025-C, 5.25% 9/1/2032	4,000	4,525
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	920	924
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Lakeside Tower), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	305	305
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA, 3.60% 8/1/2032 (put 8/1/2028)	1,900	1,921
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	2,200	2,167
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	990	1,100
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	635	532
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	500	396
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026	1,530	1,544
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027	605	627
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2027	665	636
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 1994, NATL, 0% 6/15/2029	40	36
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 6/1/2027 (preref. 6/1/2026)	3,075	3,105
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2034	1,000	1,100
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 1/1/2026	3,000	3,000
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2027	975	986
		48,830
Indiana 0.85%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-1, 5.00% 10/1/2064 (put 10/1/2029)	1,550	1,656
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	1,000	1,028
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2028	835	889
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2027	1,050	1,073
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2026	1,000	1,002
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2/1/2030	840	901
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2030	1,040	1,096
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	275	267
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	145	148
		8,060
Iowa 1.30%
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052	190	187
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	535	540
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	880	877
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	9,000	9,082

219	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027	USD 580	$597
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2030	280	298
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2031	275	295
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	510	526
		12,402
Kansas 0.22%
Dev. Fin. Auth., Multi Family Rev. Bonds (Seasons), Series 2025-F, 2.95% 9/1/2059 (put 9/1/2027)	1,000	998
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2026	315	315
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments), Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	820	822
		2,135
Kentucky 3.01%
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	1,000	1,000
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2033	700	741
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	1,180	1,210
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,790	1,796
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	1,000	1,006
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,025	1,038
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	530	463
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2020, 3.875% 6/1/2040 (put 9/1/2028)	2,500	2,553
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2027	2,000	2,032
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	1,000	1,013
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	4,070	4,111
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	3,000	3,154
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	5,540	5,863
Sate Property and Buildings Commission, Rev. Bonds (Project No. 112), Series 2016-A, 5.00% 2/1/2028	700	701
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	1,000	953
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	1,000	1,122
		28,756
Louisiana 0.78%
Housing Corp., Multi Family Housing Rev. Bonds (BW Cooper Senior Project), Series 2025, 3.20% 8/1/2029 (put 8/1/2028)	625	626
Housing Corp., Multi Family Housing Rev. Bonds (Capstone at Covington Place Project), Series 2025, 3.10% 5/1/2043 (put 5/1/2028)	1,145	1,147
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, 3.15% 4/1/2030 (put 4/1/2029)	2,630	2,637
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	1,850	2,001
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	500	525
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	450	456
		7,392
Maine 0.16%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	115	119
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2036	1,280	1,378
		1,497

Capital Group Fixed Income ETF Trust	220

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland 0.89%
City of Baltimore, Stadium Auth., Construction and Revitalization Program Rev. Bonds, Series 2016, 5.00% 5/1/2035 (preref. 5/1/2026)	USD 125	$126
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,000	1,025
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 2.95% 6/1/2027 (a)	175	173
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.05% 6/1/2028 (a)	190	187
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.15% 6/1/2029 (a)	200	196
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2034	500	587
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2029	3,000	3,265
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2029	500	522
Health and Higher Educational Facs. Auth., Rev. Bonds (The Johns Hopkins Health System Issue), Series 2025-A, 5.00% 5/15/2032	2,160	2,442
		8,523
Massachusetts 1.03%
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-3, 4.75% 12/1/2029 (a)	2,700	2,701
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	455	464
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	355	354
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	390	390
Health and Educational Facs. Auth., Rev. Bonds (University of Massachusetts Issue), Series 2000-A, 2.45% 11/1/2030 (put 4/1/2026)	900	898
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	1,345	1,328
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-B, 5.00% 2/15/2033	1,895	2,207
Dept. of Transportation Metropolitan Highway System Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2027	1,480	1,517
		9,859
Michigan 1.93%
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2027	1,000	1,022
City of Grand Rapids Econ. Dev. Corp., Rev. Bonds (Beacon Hill at Eastgate Project), Series 2025-B-3, 4.125% 11/1/2030	4,000	4,003
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	1,020	1,032
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	1,060	1,083
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Kalamazoo Community Courtyard Project), Series 2025, 5.00% 12/1/2027 (put 12/1/2026)	1,500	1,524
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, 5.00% 8/1/2027 (put 8/1/2026)	2,230	2,256
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2024-A, 3.70% 4/1/2030	30	30
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	895	894
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	920	923
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	1,040	1,048
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,435	1,414
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	2,090	2,087
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-B, AMT, AGI, 5.00% 12/1/2030	970	1,060
		18,376
Minnesota 0.88%
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-B, 5.00% 8/1/2028	2,000	2,127
County of Hennepin, Housing and Redev. Auth., Multi Family Rev. Bonds (South Haven and Summit Point Apartments Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	1,720	1,722
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	100	93
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	665	663

221	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-D, 1.70% 11/15/2064 (b)	USD 1,700	$1,700
Various Purpose GO Bonds, Series 2022-A, 5.00% 8/1/2026	1,685	1,710
County of Washington, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Red Rock Manor Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	405	406
		8,421
Mississippi 0.42%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.50% 12/1/2030 (b)	2,700	2,700
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	1,275	1,276
		3,976
Missouri 0.82%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2032	750	837
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2028	415	415
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	955	1,026
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	360	399
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	3,020	3,357
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	1,380	1,513
City of Kansas City, Industrial Dev. Auth., Sales Tax Rev. Ref. and Improvement Bonds (Ward Parkway Center Community Improvement Dist.), Series 2016-A, 4.25% 4/1/2026 (a)	100	100
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	190	190
		7,837
Montana 0.66%
Board of Housing, Multi Family Housing Rev. Bonds (Aspen Village Apartments Project), Series 2025, 2.90% 12/1/2028 (put 12/1/2026)	1,825	1,820
Board of Housing, Multi Family Housing Rev. Bonds (Aurora Apartments), Series 2024, 3.32% 7/1/2046 (put 2/1/2028)	1,245	1,252
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	361	373
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, FHA, 4.25% 12/1/2045	1,340	1,348
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	1,445	1,458
		6,251
Nebraska 0.62%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)	3,555	3,710
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	565	567
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	100	100
Omaha Public Power Dist., Separate Electric System Rev. Bonds (Nebraska City 2), Series 2015-A, 5.00% 2/1/2033	1,565	1,568
		5,945
Nevada 0.37%
Clark County School Dist., Limited Tax GO Building Bonds, Series 2020-A, AGI, 5.00% 6/15/2026	500	505
Clark County School Dist., Limited Tax GO Building Bonds, Series 2022-A, 5.00% 6/15/2031	500	560
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	350	320
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	215	222
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2028	345	355
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2027	250	254

Capital Group Fixed Income ETF Trust	222

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.75% 6/1/2027	USD 135	$138
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.50% 6/1/2030	285	294
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.00% 6/1/2031	120	121
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2027	350	362
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2027 (a)	250	254
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2028 (a)	185	190
		3,575
New Hampshire 0.49%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	325	315
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	575	609
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.45% 6/1/2041 (b)	1,135	1,135
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	750	773
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2031	440	482
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	939	935
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	395	407
		4,656
New Jersey 1.77%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	1,180	1,182
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-B, AMT, 3.75% 11/1/2034 (put 6/1/2028)	3,420	3,461
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2023-A, 5.00% 9/1/2026	870	883
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	380	391
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	2,510	2,576
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	485	497
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	340	338
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	1,170	1,202
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2031	1,000	1,064
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	1,275	1,217
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	355	349
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	495	467
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2025-M, 6.50% 4/1/2056	500	562
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2026	175	176
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,015	1,037
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2030	1,365	1,492
		16,894
New Mexico 0.07%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	160	160
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	500	550
		710

223	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 6.71%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	USD 1,500	$1,510
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2031	1,000	1,123
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2031	1,000	1,123
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2033	3,410	3,939
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2026 (escrowed to maturity)	100	101
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2027	2,835	2,921
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2032	1,060	1,214
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2031	1,010	1,134
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	275	276
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	425	432
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	2,000	2,157
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)	2,390	2,461
County of Nassau, GO General Improvement Bonds, Series 2016-B, AGI, 5.00% 10/1/2026	1,000	1,019
New York City GO Bonds, Fiscal 2006, Series 2006-I-6, 5.00% 4/1/2032	1,770	2,000
New York City GO Bonds, Fiscal 2006, Series 2006-I-6, 5.00% 4/1/2033	1,405	1,607
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2029	1,000	1,086
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2030	850	930
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2032	1,030	1,162
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2033	1,910	2,180
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	2,500	2,512
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	1,000	1,016
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2028	1,320	1,378
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2031	1,000	1,101
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2034	1,195	1,407
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2027	460	480
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2027	3,985	4,158
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2030	550	611
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2028	1,140	1,218
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	500	499
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 6.50% 11/1/2030	1,500	1,555
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	190	192
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	1,000	1,049
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2029	2,385	2,533
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2031	2,000	2,176
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2028	3,110	3,211
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,040	2,103
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2027 (preref. 3/15/2026)	200	201
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 9/15/2031	1,100	1,249
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2032	5,000	5,522
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2032	1,285	1,432
		63,978
North Carolina 3.02%
City of Charlotte, GO Rev. Ref. Bonds, Series 2025-B, 5.00% 7/1/2027	1,975	2,050
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2026	1,000	1,013
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	1,665	1,670
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	230	240

Capital Group Fixed Income ETF Trust	224

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	USD 1,275	$1,336
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2029	3,000	3,231
Greater Asheville Regional Airport Auth., Airport System Rev. Bonds, Series 2023, AMT, 5.00% 7/1/2031	1,845	2,020
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2000, 4.00% 11/1/2030 (put 4/1/2026)	800	807
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	500	487
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	865	868
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	1,200	1,185
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,635	1,795
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	1,760	1,980
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,540	1,549
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	520	525
Inlivian Multi Family Housing Rev. Bonds (The Barton South), Series 2025-B, 3.375% 2/1/2029 (put 2/1/2028)	1,365	1,370
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2027	850	879
Limited Obligation Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2027	1,000	1,030
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	1,600	1,692
County of Mecklenburg, Limited Obligation Bonds, Series 2025, 5.00% 2/1/2030	975	1,072
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 4.00% 10/1/2031	260	261
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	230	230
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	170	170
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2025-B-1, 3.75% 10/1/2030	1,165	1,166
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	150	151
		28,777
North Dakota 0.32%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	320	322
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,205	1,185
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	170	189
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2025-C, 5.75% 7/1/2056	1,245	1,377
		3,073
Ohio 2.09%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-D, 3.20% 5/1/2026	140	140
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	1,440	1,445
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,700	1,696
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2027	185	193
City of Columbus, Various Purpose Unlimited Tax GO Bonds, Series 2024-A, 5.00% 8/15/2026	1,000	1,015
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 3.32% 12/1/2027 (put 6/1/2026)	2,310	2,311
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	500	500
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	185	187
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2027	1,315	1,341
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	250	247
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	1,175	1,180
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Community Pendleton Project), Series 2025, 3.40% 7/1/2042 (put 2/1/2028)	1,300	1,306
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Lincoln & Gilbert Family II Apartments), Series 2024, 3.35% 5/1/2044 (put 5/1/2027)	380	381
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	345	342
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	2,075	2,368
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 4.375% 12/1/2030	515	521

225	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	USD 2,270	$2,324
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2026	335	338
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2027	470	483
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2028	640	670
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2029	315	335
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2030	550	595
		19,918
Oklahoma 0.27%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	1,560	1,757
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2042	800	800
		2,557
Oregon 1.15%
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Mary’s Woods at Marylhurst Project), Series 2018-A, 5.00% 5/15/2026	180	180
GO Bonds (Article XI-M, XI-N, and XI-P State Grant Programs), Series 2025-C, 5.00% 6/1/2028	1,000	1,061
GO Bonds (Article XI-Q State Projects), Series 2025-K, 5.00% 11/1/2027	2,355	2,464
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.00% 5/1/2030	1,130	1,252
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2029	1,200	1,308
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Gresham Civic Station Apartments Project), Series 2025-Q, 3.125% 7/1/2044 (put 7/1/2028)	1,000	1,003
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Verde Pines Project), Series 2025-O, 3.10% 12/1/2059 (put 2/1/2028)	435	435
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	390	433
Housing and Community Services Dept., Muti Family Housing Rev. Bonds, (Redmond Landing Apartments Project), Series 2024-K-2, 3.01% 5/1/2028 (put 5/1/2027)	1,000	1,001
City of Portland, Sewer System Rev. Bonds, Series 2020-A, 5.00% 3/1/2030	1,160	1,278
Dept. of Transportation, Grant Anticipation Rev. Bonds, Series 2024, 5.00% 5/15/2027	575	594
		11,009
Pennsylvania 2.42%
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2027	760	776
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	500	504
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	155	165
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2028	715	715
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Service, Inc. Project), Series 2010-B, 2.875% 12/1/2030 (put 4/1/2026)	155	155
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2028	895	901
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	3,250	3,286
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,250	1,254
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2026	1,800	1,817
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,103
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	700	745
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2032	2,000	2,146
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	110	101
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	54	53
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	250	247

Capital Group Fixed Income ETF Trust	226

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Higher Educational Facs. Auth., Health System Rev. Bonds, Series 2016-AT-1, 5.00% 6/15/2030 (escrowed to maturity)	USD 590	$596
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,975	1,979
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	135	135
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	1,480	1,463
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	190	197
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,200	2,207
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	500	509
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2027	1,060	1,071
		23,125
Puerto Rico 1.47%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (d)	205	137
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020 (d)	335	224
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (d)	275	184
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2025 (d)	25	17
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (d)	160	107
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (d)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (d)	125	84
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036 (d)	320	214
Electric Power Auth., Power Rev. Bonds, Series 2010-YY, 6.125% 7/1/2040	200	134
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	1,000	652
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (d)	1,000	667
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	32	33
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	8,744	5,607
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	5,769	3,779
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	500	526
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2027	80	76
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	1,000	889
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	814	670
		14,007
Rhode Island 0.29%
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	350	350
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	385	380
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	295	290
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	90	88
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,460	1,416
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2026	250	251
		2,775
South Carolina 1.52%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	347	248
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	1,650	1,722
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,400	1,551
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	1,620	1,793
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	1,505	1,709
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (573 Meeting Street Project), Series 2024, 3.00% 4/1/2043 (put 4/1/2027)	2,500	2,502
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Poplar Square Apartments Project), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	100	102
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	755	758
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.00% 11/1/2031	1,000	1,116

227	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 10/1/2028	USD 1,210	$1,229
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2029	1,360	1,479
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031 (a)	290	265
		14,474
South Dakota 0.34%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	1,605	1,609
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	1,200	1,204
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	385	438
		3,251
Tennessee 1.31%
Health and Educational Facs. Auth., Collateralized Multi Family Rev. Bonds (BTT Dev. IV and Housing Associates Rural Dev. Program), Series 2024, 3.00% 4/1/2028 (put 4/1/2027)	870	871
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Trinity Flats Apartments), Series 2024-B, 3.65% 10/1/2046 (put 7/1/2028)	575	581
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	935	943
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	1,075	1,080
City of Johnson City, Health and Educational Facs. Board, Collateralized Multi Family Housing Bonds (Tapestry at Roan Hill Project), Series 2023, 3.60% 12/1/2027 (put 12/1/2026)	330	332
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	2,310	2,311
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Grosvenor Square Project), Series 2022, 4.00% 12/1/2027 (put 6/1/2026)	55	55
Knoxville Community Dev. Corp., Multi Family Housing Bonds (The Peter Apartments), Series 2025, 3.15% 5/1/2046 (put 5/1/2029)	2,000	2,006
Metropolitan Dev. and Housing Agcy., Tax Increment Dev. Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 4.50% 6/1/2028 (a)	200	202
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	3,045	3,057
Tennergy Corp., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	1,000	1,017
		12,455
Texas 9.19%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	500	502
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	400	411
Allen Independent School Dist. Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 2/15/2026	790	792
Argyle Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 8/15/2034	3,680	4,245
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	300	310
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	405	418
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	485	511
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2029	2,000	2,000
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2029	1,700	1,775
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	1,220	1,243
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.00% 9/1/2033 (a)	100	102
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	78	79
Canutillo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2027	1,195	1,242
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Katy), Series 2024, 3.125% 9/1/2029 (put 9/1/2027)	2,775	2,789
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027	3,630	3,641
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2029	2,000	2,157

Capital Group Fixed Income ETF Trust	228

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	USD 950	$993
County of Collin, Road and Rev. Ref. Bonds, Series 2016, 4.00% 2/15/2027	500	501
Comal Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2027	1,120	1,149
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	920	945
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2027	675	702
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2029	400	429
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	600	601
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, 5.00% 8/1/2027 (put 8/1/2026)	135	136
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	430	444
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 4.375% 12/31/2030 (a)	400	401
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.25% 12/31/2030 (a)	305	308
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	214	218
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2027	350	363
County of El Paso, Hospital Dist. GO Bonds, Series 2025, 5.00% 2/15/2031	1,200	1,320
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	200	197
City of Galveston, Wharves and Terminal Rev. Bonds, Series 2024-A, AMT, 5.00% 8/1/2029	450	474
Grapevine-Colleyville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	1,385	1,406
City of Greenville, Electric System Rev. Ref. Bonds, Series 2024, BAM, 5.00% 2/15/2027	500	513
Harris County Housing Fin. Corp., Multi Family Housing Rev. Notes (Baypointe Apartments), Series 2025, 2.95% 9/1/2043 (put 9/1/2028)	1,000	998
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	1,500	1,682
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	415	416
Housing Synergy PFC, Multi Family Housing Rev. Bonds (Canterbury Crossing Apartments), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	1,000	1,002
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 7/1/2033	2,000	2,227
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2028	1,000	1,050
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2029	1,000	1,069
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2031	1,500	1,646
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,017
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,500	1,525
Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Alcott Village), Series 2024-A, 3.20% 4/1/2028	2,075	2,074
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2028	640	672
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	750	750
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 4.25% 9/15/2032 (a)	213	216
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2027	590	564
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	470	470
Mesquite Independent School Dist., Unlimited Tax Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	435	441
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	465	465
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	1,250	1,329
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2031	1,500	1,596
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 4.00% 2/15/2050 (put 8/15/2027)	230	234
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	585	587
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.00% 1/1/2027	605	613
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.00% 1/1/2028	805	826
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2032	225	240
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	340	335
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	1,380	1,396

229	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2031	USD 1,375	$1,375
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2032	985	985
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2034	1,170	1,170
North Texas Tollway Auth., System Rev. Ref. Bonds, CAB, Series 2008-D, AGI, 0% 1/1/2030	2,000	1,776
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2026)	1,025	1,028
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042 (preref. 2/15/2026)	1,000	1,003
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2027	600	610
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2028	1,000	1,048
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,000	1,150
Sinton Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2049 (put 8/15/2026)	530	534
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2036	1,500	1,743
Spring Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	585	594
County of Tarrant, Housing Fin. Corp., Multi Family Housing Rev. Notes (Wildwood Branch), Series 2025, 3.60% 2/1/2043 (put 2/1/2028)	2,125	2,146
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-1, 5.00% 11/15/2051 (put 11/15/2032)	8,000	8,930
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2031	305	312
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2032	320	326
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2027	700	720
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2031	360	403
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	1,000	954
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 4/15/2028	2,000	2,085
		87,649
Utah 0.78%
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	270	272
GO Bonds, Series 2017, 5.00% 7/1/2026	600	608
Housing Corp., Multi Family Housing Rev. Bonds (Liberty Corner), Series 2025, 3.00% 9/1/2045 (put 9/1/2029)	1,045	1,041
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	620	693
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	295	331
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027 (a)	450	451
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2029 (a)	950	957
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2027	500	515
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2029	500	535
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2027	600	619
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)(d)	1,000	1,008
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-B-2, 5.00% 5/15/2060 (put 8/1/2026)	425	431
		7,461
Vermont 0.31%
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	670	675
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	610	614
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023, AMT, 5.00% 6/15/2033	1,530	1,641
		2,930

Capital Group Fixed Income ETF Trust	230

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virgin Islands 0.16%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	USD 1,285	$1,297
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	185	193
		1,490
Virginia 3.02%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	2,925	2,837
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	650	650
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	2,000	2,000
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Virginia, Inc. Project), Series 2003-A, AMT, 4.25% 8/1/2027	1,000	1,005
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	3,000	3,019
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-C, 5.00% 2/1/2031	1,260	1,293
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2025-A, 5.00% 7/15/2026	4,000	4,053
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)	4,000	4,050
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 3.125% 11/1/2035 (put 10/1/2030)	1,040	1,044
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, AMT, 5.00% 8/1/2028	800	842
Richmond Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Joyfield at German School Road), Series 2025, 3.10% 12/1/2055 (put 12/1/2026)	585	585
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2027	500	508
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2029	1,000	1,050
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	175	178
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	510
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	850	872
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2032	1,000	1,028
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,310	1,325
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	1,930	1,938
		28,787
Washington 2.52%
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2030	1,150	1,276
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	1,125	1,155
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	870	887
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	645	658
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	135	138
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	250	253
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-B-3, 4.375% 1/1/2033	1,500	1,507
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	470	470
County of King, Limited Tax GO and Rev. Ref. Bonds, Series 2021-A, 4.00% 1/1/2026	1,000	1,000

231	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
County of King, Sewer Improvement and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041 (preref. 7/1/2026)	USD 1,785	$1,806
Port of Seattle, Intermediate Lien Rev. Ref. Bonds, Series 2024-A, 5.00% 3/1/2026	1,455	1,461
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 4/1/2029	2,000	2,125
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2026	2,000	2,021
Various Purpose GO Bonds, Series 2017-D, 5.00% 2/1/2026	385	386
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2026	1,500	1,503
Various Purpose GO Rev. Ref. Bonds, Series 2022-R-C, 4.00% 7/1/2026	2,045	2,061
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-D, 5.00% 8/1/2029	2,980	3,244
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2030	1,890	2,095
		24,046
West Virginia 0.20%
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Rivermont), Series 2025, 3.20% 2/1/2029 (put 2/1/2028)	1,950	1,953
Wisconsin 2.55%
GO Bonds, Series 2020-B, 5.00% 5/1/2026	1,400	1,412
GO Bonds, Series 2023-B, 5.00% 5/1/2026	1,000	1,008
GO Rev. Ref. Bonds, Series 2025-2, 5.00% 5/1/2026	2,000	2,016
GO Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,000	1,034
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2046 (preref. 5/15/2026)	1,210	1,216
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-B, 4.25% 11/15/2029	2,500	2,505
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2025-A, 6.25% 9/1/2055	5,835	6,496
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	360	393
Public Fin. Auth., Air Cargo Obligated Group Rev. Bonds (AFCO Airport Real Estate Group), Series 2023, AMT, 5.00% 7/1/2031	1,875	1,997
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	723	717
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	994	996
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	1,545	908
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	2,000	2,000
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	130	136
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	100	101
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	294	294
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2029	1,000	1,075
		24,304
Total bonds, notes & other debt instruments (cost: $888,897,000)		898,234
Short-term securities 6.02%
Municipals 6.02%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.50% 12/1/2033 (b)	1,100	1,100
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 2.58% 10/1/2047 (b)	115	115
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 3.45% 5/1/2028 (put 3/2/2026) (e)	2,890	2,890
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.30% 7/1/2060 (b)	1,900	1,900
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 2.50% 8/1/2044 (b)	1,250	1,250
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 2.52% 8/1/2035 (b)	1,100	1,100
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.45% 11/1/2037 (b)	3,400	3,400

Capital Group Fixed Income ETF Trust	232

Capital Group Short Duration Municipal Income ETF  (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Minnesota, GO State Trunk Highway Rev. Ref. Bonds, Series 2025-E, 5.00% 8/1/2026	USD 2,000	$2,029
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 2.40% 3/1/2040 (b)	2,000	2,000
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 2.50% 4/1/2036 (b)	2,200	2,200
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.50% 3/1/2042 (b)	1,700	1,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 2.50% 8/1/2042 (b)	6,400	6,400
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 2.50% 1/1/2032 (b)	2,125	2,125
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.50% 1/1/2035 (b)	3,560	3,560
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.55% 1/1/2039 (b)	100	100
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-2, AMT, 3.85% 4/1/2049 (put 1/15/2026) (e)	1,110	1,110
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.45% 5/1/2048 (b)	15,905	15,905
State of Texas, County of Collin, Limited Tax Permanent Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2026	900	903
State of Texas, Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2026	3,000	3,008
State of Texas, San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2026	1,155	1,173
State of Texas, Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2026	770	772
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.52% 10/1/2044 (b)	2,700	2,700
		57,440
Total short-term securities (cost: $57,440,000)		57,440
Total investment securities 100.20% (cost: $946,337,000)		955,674
Other assets less liabilities (0.20)%		(1,861)
Net assets 100.00%		$953,813
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.3665%	Annual	SOFR	Annual	12/16/2027	USD55,440	$52	$—	$52
SOFR	Annual	3.60%	Annual	11/28/2035	21,777	341	—	341
3.768%	Annual	SOFR	Annual	12/10/2035	9,117	(17)	—	(17)
						$376	$—	$376

233	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,725,000, which represented
3.85% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Step bond; coupon rate may change at a later date.
(d)	Scheduled interest and/or principal payment was not received.
(e)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts

Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	234

Capital Group Ultra Short Income ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 78.10%	Principal amount (000)	Value (000)
Corporate bonds and notes 52.04%
Financials 25.56%
AerCap Ireland Capital DAC 1.75% 1/30/2026	USD 250	$250
Arthur J. Gallagher & Co. 4.60% 12/15/2027	874	884
Bank of America Corp. 6.22% 9/15/2026	400	406
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (a)	900	900
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026) (a)	2,200	2,190
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR Index + 0.75% on 9/22/2027) (a)	400	401
Bank of Nova Scotia (The) 4.043% 9/15/2028 (USD-SOFR + 0.76% on 9/15/2027) (a)	600	600
Barclays PLC 4.375% 1/12/2026	500	500
Barclays PLC 5.20% 5/12/2026	1,925	1,934
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,257
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (a)	1,422	1,427
Capital One Financial Corp. 3.75% 7/28/2026	1,900	1,896
Charles Schwab Corp. (The) 3.45% 2/13/2026	514	514
Charles Schwab Corp. (The) 0.90% 3/11/2026	200	199
Charles Schwab Corp. (The) 5.875% 8/24/2026	150	152
Citigroup, Inc. 3.70% 1/12/2026	600	600
Citigroup, Inc. 4.60% 3/9/2026	2,900	2,902
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026) (a)	400	395
Citigroup, Inc., 4.643% 5/7/2028 (USD-SOFR + 1.143% on 5/7/2027) (a)	950	958
Cooperatieve Rabobank UA 3.75% 7/21/2026	1,650	1,646
Deutsche Bank AG 4.10% 1/13/2026	927	927
Deutsche Bank AG 4.10% 1/13/2026	700	700
Deutsche Bank AG 1.686% 3/19/2026	250	249
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (a)	725	736
Fifth Third Bank, National Association 3.85% 3/15/2026	3,100	3,098
Goldman Sachs Group, Inc. 4.387% 6/15/2027 (USD-SOFR + 1.51% on 6/15/2026) (a)	2,034	2,037
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	400	393
HSBC Holdings PLC 4.30% 3/8/2026	700	700
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	300	300
JPMorgan Chase & Co. 3.30% 4/1/2026	200	200
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	300	299
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026) (a)	1,900	1,886
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (a)	200	203
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (a)	500	505
Lloyds Banking Group PLC 4.65% 3/24/2026	700	701
Met Tower Global Funding 4.80% 1/14/2028 (b)	450	458
Morgan Stanley 3.875% 1/27/2026	1,100	1,100
Morgan Stanley 4.35% 9/8/2026	200	200
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026) (a)	800	793
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (a)	300	296
Morgan Stanley Private Bank, National Association 4.204% 11/17/2028 (USD-SOFR + 0.78% on 11/17/2027) (a)	500	502
NatWest Group PLC 4.80% 4/5/2026	500	501
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (a)	300	297
Navient Corp. 6.75% 6/15/2026	600	608
Navient Corp. 5.00% 3/15/2027	500	501
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (a)	930	931
PNC Financial Services Group, Inc. 1.15% 8/13/2026	200	197
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (a)	400	402
Royal Bank of Canada 4.65% 1/27/2026	925	925
State Street Corp. 4.543% 4/24/2028 (USD-SOFR + 0.95% on 4/24/2027) (a)	554	559
Toronto-Dominion Bank (The) 0.75% 1/6/2026	300	300
Toronto-Dominion Bank (The) 4.568% 12/17/2026	850	855
Truist Bank 3.30% 5/15/2026	600	598
U.S. Bancorp 3.10% 4/27/2026	1,350	1,347
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	400	394

235	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 3.00% 4/22/2026	USD 300	$299
Wells Fargo & Co. 4.10% 6/3/2026	2,145	2,145
Wells Fargo & Co. 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026) (a)	556	554
		47,707

Consumer discretionary 5.23%
Ford Motor Credit Co., LLC 4.389% 1/8/2026	250	250
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,750	1,754
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	605
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,350	1,337
Ford Motor Credit Co., LLC 5.125% 11/5/2026	750	754
Ford Motor Credit Co., LLC 4.125% 8/17/2027	300	298
General Motors Financial Co., Inc. 1.25% 1/8/2026	300	300
General Motors Financial Co., Inc. 5.25% 3/1/2026	1,000	1,001
General Motors Financial Co., Inc. 5.40% 4/6/2026	400	402
General Motors Financial Co., Inc. 4.20% 10/27/2028	527	528
Hyundai Capital America 4.30% 9/24/2027 (b)	200	201
Hyundai Capital America 4.875% 11/1/2027 (b)	100	101
Hyundai Capital America 4.25% 9/18/2028 (b)	167	167
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (b)	2,050	2,066
		9,764

Utilities 4.46%
CMS Energy Corp. 3.00% 5/15/2026	1,000	996
Edison International 4.125% 3/15/2028	400	396
FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,250	1,246
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	275	278
Pacific Gas and Electric Co. 3.15% 1/1/2026	750	750
Pacific Gas and Electric Co. 2.95% 3/1/2026	545	544
Pacific Gas and Electric Co. 2.10% 8/1/2027	945	917
Pacific Gas and Electric Co. 3.00% 6/15/2028	450	436
Southern California Edison Co. 1.20% 2/1/2026	1,150	1,146
Southern California Edison Co. 5.35% 3/1/2026	150	150
Southern California Edison Co. 4.90% 6/1/2026	500	501
Southern California Edison Co. 4.40% 9/6/2026	400	401
Southern California Edison Co. 5.65% 10/1/2028	300	311
Southern Co. (The) 3.25% 7/1/2026	250	249
		8,321

Consumer staples 3.34%
Altria Group, Inc. 4.40% 2/14/2026	1,700	1,700
BAT International Finance PLC 1.668% 3/25/2026	876	871
Conagra Brands, Inc. 1.375% 11/1/2027	800	761
Mars, Inc. 4.45% 3/1/2027 (b)	500	504
Philip Morris International, Inc. 0.875% 5/1/2026	200	198
Philip Morris International, Inc. 4.375% 11/1/2027	200	202
Philip Morris International, Inc. 4.125% 4/28/2028	600	603
Philip Morris International, Inc. 3.875% 10/27/2028	300	300
Procter & Gamble Co. 4.10% 1/26/2026	200	200
Procter & Gamble Co. 2.70% 2/2/2026	900	899
		6,238

Health care 3.32%
AstraZeneca PLC 0.70% 4/8/2026	500	496
Baxter International, Inc. 1.915% 2/1/2027	44	43
Baxter International, Inc. 4.45% 2/15/2029	85	85
CVS Health Corp. 5.00% 2/20/2026	1,335	1,336

Capital Group Fixed Income ETF Trust	236

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CVS Health Corp. 2.875% 6/1/2026	USD 400	$398
CVS Health Corp. 6.25% 4/1/2027	500	498
Elevance Health, Inc. 4.50% 10/30/2026	200	201
HCA, Inc. 5.25% 6/15/2026	250	250
HCA, Inc. 5.00% 3/1/2028	100	102
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,800	1,783
UnitedHealth Group, Inc. 1.25% 1/15/2026	200	200
UnitedHealth Group, Inc. 3.10% 3/15/2026	100	100
Utah Acquisition Sub, Inc. 3.95% 6/15/2026	700	698
		6,190

Energy 2.57%
Energy Transfer, LP 4.75% 1/15/2026	300	300
Occidental Petroleum Corp. 8.50% 7/15/2027	100	105
Occidental Petroleum Corp. 5.00% 8/1/2027	469	478
ONEOK, Inc. 4.85% 7/15/2026	1,125	1,128
Petroleos Mexicanos 6.49% 1/23/2027	200	203
Petroleos Mexicanos 6.50% 3/13/2027	2,350	2,386
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (b)	200	202
		4,802

Industrials 2.07%
Air Lease Corp. 2.875% 1/15/2026	550	550
Boeing Co. (The) 2.75% 2/1/2026	2,019	2,017
Boeing Co. (The) 2.196% 2/4/2026	300	299
Boeing Co. (The) 3.10% 5/1/2026	800	797
Boeing Co. (The) 5.04% 5/1/2027	200	202
		3,865

Communication services 1.85%
CCO Holdings, LLC 5.50% 5/1/2026 (b)	750	752
Charter Communications Operating, LLC 3.75% 2/15/2028	250	246
Charter Communications Operating, LLC 4.20% 3/15/2028	500	498
TCI Communications, Inc. 7.875% 2/15/2026	110	110
T-Mobile USA, Inc. 2.25% 2/15/2026	1,846	1,842
		3,448

Information technology 1.84%
Amphenol Corp. 3.80% 11/15/2027	500	499
Broadcom, Inc. 4.15% 2/15/2028	150	150
Cisco Systems, Inc. 4.90% 2/26/2026	400	401
Intel Corp. 4.875% 2/10/2026	50	50
Microchip Technology, Inc. 4.90% 3/15/2028	499	506
Oracle Corp. 1.65% 3/25/2026	200	199
Oracle Corp. 4.80% 8/3/2028	1,108	1,114
Synopsys, Inc. 4.55% 4/1/2027	500	504
		3,423

Real estate 1.69%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	400	400
Boston Properties, LP 3.65% 2/1/2026	450	450
Boston Properties, LP 2.75% 10/1/2026	825	817
COPT Defense Properties, LP 2.25% 3/15/2026	600	597
Equinix, Inc. 1.45% 5/15/2026	100	99
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (b)	800	795
		3,158

237	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 0.11%
Rio Tinto Finance (USA) PLC 4.375% 3/12/2027	USD 200	$201
Total corporate bonds and notes		97,117
Asset-backed obligations 22.25%
Auto loan 11.26%
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (b)(c)	144	145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (b)(c)	200	200
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (b)(c)	53	53
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027 (b)(c)	67	67
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (b)(c)	300	297
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (b)(c)	500	503
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (b)(c)	250	253
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (b)(c)	500	506
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (b)(c)	750	763
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (c)	631	632
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (c)	159	160
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	90	88
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (b)(c)	250	252
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (b)(c)	110	110
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (b)(c)	389	389
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (b)(c)	600	606
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (b)(c)	140	140
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	350	352
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (b)(c)	230	231
Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.27% 1/20/2028 (b)(c)	53	53
Enterprise Fleet Financing, LLC, Series 2025-4, Class A2, 4.05% 8/20/2028 (b)(c)	300	301
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (c)	649	652
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (c)	67	67
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	28	28
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (b)(c)	146	146
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (b)(c)	700	701
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (b)(c)	40	40
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (b)(c)	900	909
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (b)(c)	31	31
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (b)(c)	750	762
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (b)(c)	750	753
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (b)(c)	560	547
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (b)(c)	150	151
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (b)(c)	450	442
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (b)(c)	750	736
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (b)(c)	250	245
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (b)(c)	512	520
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (b)(c)	100	101
Huntington National Bank (The), Series 2024-1, Class B2, (30-day Average USD-SOFR + 1.40%) 5.318% 5/20/2032 (b)(c)(d)	237	238
Huntington National Bank (The), Series 2024-2, Class B2, (30-day Average USD-SOFR + 1.35%) 5.268% 10/20/2032 (b)(c)(d)	244	245
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (b)(c)	300	301
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (b)(c)	78	78
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (b)(c)	198	198
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (c)	982	984
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (c)	260	263
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (b)(c)	626	632
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029 (b)(c)	460	463
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (b)(c)	485	487
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (b)(c)	61	61
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (b)(c)	227	227
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (b)(c)	52	52
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (b)(c)	680	684
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (b)(c)	449	456
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (b)(c)	56	57

Capital Group Fixed Income ETF Trust	238

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (b)(c)	USD 775	$778
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028 (b)(c)	500	502
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (b)(c)	400	401
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (b)(c)	400	401
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (b)(c)	187	187
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (b)(c)	384	388
		21,015

Other asset-backed securities 8.08%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (b)(c)	39	39
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (b)(c)	282	285
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (b)(c)	33	33
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (b)(c)	457	458
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (b)(c)	1,050	1,052
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (b)(c)	19	19
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (b)(c)	71	71
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (b)(c)	163	164
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (b)(c)	150	152
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (b)(c)	255	260
AXIS Equipment Finance Receivables, LLC, Series 2022-2A, Class B, 5.65% 10/20/2028 (b)(c)	400	402
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (b)(c)	94	94
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (b)(c)	452	434
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (b)(c)	285	290
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (b)(c)	374	379
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (b)(c)	51	52
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (b)(c)	48	44
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (b)(c)	149	150
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (b)(c)	144	144
Frontier Issuer, LLC, Series 2023-1, Class A2, 6.60% 8/20/2053 (b)(c)	200	202
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-1, Class A3, 4.98% 1/18/2028 (b)(c)	830	837
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (b)(c)	370	374
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (b)(c)	398	401
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027 (b)(c)	151	150
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (b)(c)	79	80
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (b)(c)	343	345
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (b)(c)	1,037	1,042
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (b)(c)	127	128
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (b)(c)	250	253
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (b)(c)	400	403
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (b)(c)	100	101
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (b)(c)	268	269
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (b)(c)	508	511
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (b)(c)	40	40
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (b)(c)	580	583
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (b)(c)	500	507
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (b)(c)	52	52
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	750	761
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	1,000	1,017
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/17/2031 (c)	233	234
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (b)(c)	381	366
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (b)(c)	386	370
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (b)(c)	63	59
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (b)(c)	161	162
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (b)(c)	230	231
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (b)(c)	412	397
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (b)(c)	96	97
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (a)(c)	76	77
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (a)(c)	256	257

239	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (b)(c)	USD 85	$85
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (b)(c)	68	68
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (b)(c)	100	100
		15,081

Credit card 2.26%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (b)(c)	200	201
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (b)(c)	1,321	1,325
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	750	760
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	550	561
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (b)(c)	100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (b)(c)	690	694
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (b)(c)	100	101
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (c)	470	472
		4,214

Collateralized loan obligations 0.65%
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 5.064% 10/20/2034 (b)(c)(d)	312	312
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.856% 10/24/2036 (b)(c)(d)	339	339
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.266% 1/15/2031 (b)(c)(d)	192	193
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (b)(c)(d)	149	149
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (b)(c)(d)	214	214
		1,207
Total asset-backed obligations		41,517
Mortgage-backed obligations 3.81%
Collateralized mortgage-backed obligations (privately originated) 2.40%
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(b)(c)	62	62
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (b)(c)(d)	79	78
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (b)(c)(d)	53	52
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(b)(c)	57	58
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(b)(c)	425	431
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (b)(c)(d)	173	173
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (b)(c)(d)	10	10
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (b)(c)(d)	116	117
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (b)(c)(d)	8	8
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.174% 2/25/2042 (b)(c)(d)	61	61
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (b)(c)(d)	709	712
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (b)(c)	144	141
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	97	97
Mill City Mortgage Trust, Series 15-1, Class M3, 3.768% 6/25/2056 (b)(c)(d)	442	439
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(b)(c)	112	113
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50% 5/25/2055 (b)(c)(d)	24	23
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (b)(c)(d)	155	153
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (b)(c)(d)	305	302
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (b)(c)(d)	467	464
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.698% 11/25/2060 (b)(c)(d)	206	202

Capital Group Fixed Income ETF Trust	240

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (b)(c)		USD 398	$393
Tricorn American Homes, Series 2020-SFR1, Class B, 2.049% 7/17/2038 (b)(c)		200	197
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(b)(c)		91	91
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)		97	97
			4,474

Commercial mortgage-backed securities 1.41%
AMSR Trust, Series 2021-SFR3, Class B, 1.726% 10/17/2038 (b)(c)		100	97
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)		400	396
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (b)(c)(d)		130	130
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)		19	19
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)		10	10
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (b)(c)(d)		300	302
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)		23	23
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (c)		750	738
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)		15	15
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)		475	467
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374% 12/15/2059 (c)		450	447
			2,644
Total mortgage-backed obligations			7,118
Total bonds, notes & other debt instruments (cost: $145,416,000)			145,752
Short-term securities 21.80%	Weighted average yield at acquisition
Commercial paper 18.65%
Australia & New Zealand Banking Group, Ltd. 4/20/2026 (b)	3.868%	1,000	989
Cabot Trail Funding, LLC. 2/3/2026 (b)	4.010	500	498
Caisse d’Amortissement de la Dette Sociale 3/23/2026 (b)	3.739	1,700	1,686
Canadian Imperial Bank of Commerce 1/30/2026 (b)	4.045	1,000	997
DBS Bank, Ltd. 1/20/2026 (b)	3.976	1,000	998
DBS Bank, Ltd. 1/22/2026 (b)	4.054	600	599
DNB Bank ASA 4/15/2026 (b)	3.914	1,950	1,929
Fairway Finance Company, LLC 1/8/2026 (b)	4.059	1,100	1,099
Komatsu Finance America, Inc. 1/7/2026 (b)	4.085	800	799
Manhattan Asset Funding Company, LLC 1/26/2026 (b)	3.835	2,000	1,995
Manhattan Asset Funding Company, LLC 2/9/2026 (b)	4.095	700	697
National Australia Bank, Ltd. 3/20/2026 (b)	3.817	1,500	1,488
National Bank of Canada 5/13/2026 (b)	4.005	1,150	1,134
Nordea Bank AB 4/7/2026 (b)	3.910	600	594
NRW.Bank 2/27/2026 (b)	3.899	2,500	2,485
NRW.Bank 2/27/2026 (b)	3.904	900	894
Oversea-Chinese Banking Corp., Ltd. 1/16/2026 (b)	3.682	400	399
Oversea-Chinese Banking Corp., Ltd. 2/17/2026 (b)	3.868	1,200	1,194
Oversea-Chinese Banking Corp., Ltd. 2/5/2026 (b)	4.035	1,800	1,793
Siemens Capital Co., LLC 1/6/2026 (b)	3.989	1,100	1,099
Societe Generale 3/31/2026 (b)	3.910	1,500	1,486
Sumitomo Mitsui Trust Bank, Ltd. 2/12/2026 (b)	3.631	1,200	1,195
Svenska Handelsbanken, Inc. 2/17/2026 (b)	3.891	710	706
Thunder Bay Funding, LLC 4/1/2026 (b)	3.952	3,700	3,665
United Overseas Bank, Ltd. 2/19/2026 (b)	3.922	1,200	1,194
United Overseas Bank, Ltd. 2/19/2026 (b)	4.007	500	497
Victory Receivables Corp. 1/26/2026 (b)	3.930	500	499
Victory Receivables Corp. 1/26/2026 (b)	3.909	1,200	1,197
Victory Receivables Corp. 2/20/2026 (b)	4.024	1,000	995
			34,800

241	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF  (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.61%
Alberta (Province of) 1/5/2026 (e)	3.864%	USD 3,000	$2,999
Federal agency bills and notes 1.54%
Federal Home Loan Bank 1/2/2026	3.559	2,886	2,886
Total short-term securities (cost: $40,681,000)			40,685
Total investment securities 99.90% (cost: $186,097,000)			186,437

Other assets less liabilities 0.10%	183
Net assets 100.00%	$186,620
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.423%	Annual	SOFR	Annual	10/14/2027	USD8,530	$14	$—	$14
SOFR	Annual	3.2515%	Annual	10/21/2027	5,952	8	—	8
SOFR	Annual	3.214%	Annual	10/24/2027	8,050	16	—	16
						$38	$—	$38
Restricted security (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Alberta (Province of) 1/5/2026	12/5/2025	$2,999	$2,999	1.62%

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $79,895,000, which represented
42.81% of the net assets of the fund.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	242

Capital Group U.S. Multi-Sector Income ETF
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 96.09%	Principal amount (000)	Value (000)
Corporate bonds and notes 70.14%
Financials 13.88%
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	USD 885	$894
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	5,218	5,241
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	6,200	6,437
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	425	439
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	4,484	4,655
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR 200	257
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	100	124
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (b)	100	118
American International Group, Inc. 5.125% 3/27/2033	USD 2,556	2,632
American International Group, Inc. 5.45% 5/7/2035	4,069	4,240
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	950	978
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	4,757	4,682
Aon North America, Inc. 5.45% 3/1/2034	5,501	5,719
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,115	1,170
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	6,676	6,966
Aretec Group, Inc. 7.50% 4/1/2029 (a)	7,433	7,501
Aretec Group, Inc. 10.00% 8/15/2030 (a)	400	432
Arthur J. Gallagher & Co. 5.15% 2/15/2035	6,080	6,148
Athene Holding, Ltd. 6.625% 5/19/2055	3,506	3,573
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (b)	EUR 1,100	1,378
Banco de Sabadell SA 3.375% 2/18/2033 (1-year EUR-ICE Swap EURIBOR + 1.25% on 2/18/2032) (b)	1,100	1,281
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	USD 2,934	3,132
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	3,832	3,991
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	2,000	2,005
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	1,231	1,276
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (b)	1,000	999
BlackRock Funding, Inc. 5.25% 3/14/2054	1,767	1,695
Blackstone Private Credit Fund 5.95% 7/16/2029	4,856	4,957
Block, Inc. 5.625% 8/15/2030 (a)	4,535	4,630
Block, Inc. 3.50% 6/1/2031	2,698	2,538
Block, Inc. 6.50% 5/15/2032	7,640	7,949
Block, Inc. 6.00% 8/15/2033 (a)	5,627	5,780
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	6,410	6,845
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	1,650	1,710
Brown & Brown, Inc. 4.90% 6/23/2030	525	533
Brown & Brown, Inc. 5.25% 6/23/2032	3,693	3,785
Brown & Brown, Inc. 5.55% 6/23/2035	5,707	5,855
Brown & Brown, Inc. 6.25% 6/23/2055	2,596	2,703
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(b)	500	520
CaixaBank SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028) (b)	EUR 1,500	1,855
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (b)	1,500	1,815
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	USD 2,501	2,603
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,753	1,896
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	4,674	4,978
Carlyle Group, Inc. (The) 5.05% 9/19/2035	250	247
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	1,292	1,385
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,683	8,886
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,991	4,010
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	25	25
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	9,593	9,818
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (b)	325	328
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	5,652	5,389
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	10,077	8,993
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	8,321	7,725
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	3,637	3,278
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	1,200	1,281
Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029) (b)	EUR 1,500	1,815
Deutsche Bank AG 4.50% 7/12/2035 (3-month EUR-EURIBOR + 1.70% on 7/12/2034) (b)	1,500	1,845
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	100	121
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	900	1,125
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	USD 4,350	4,565

243	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	USD 3,845	$4,050
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	1,216	1,271
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	2,530	2,614
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	3,075	3,068
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	5,455	5,802
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	17,372	17,252
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	6,806	6,817
Hightower Holding, LLC 6.75% 4/15/2029 (a)	3,925	3,914
Hightower Holding, LLC 9.125% 1/31/2030 (a)	200	213
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	720	742
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	5,948	6,139
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	4,570	4,584
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (b)	814	892
HUB International, Ltd. 5.625% 12/1/2029 (a)	1,080	1,081
HUB International, Ltd. 7.25% 6/15/2030 (a)	1,947	2,045
HUB International, Ltd. 7.375% 1/31/2032 (a)	5,645	5,928
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	3,935	4,042
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	3,459	4,086
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	1,000	1,189
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	10,208	10,352
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	7,838	7,945
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	7,612	7,528
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	5,830	5,539
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	12,122	11,580
Jane Street Group, LLC 6.75% 5/1/2033 (a)	4,410	4,606
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	278	290
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	2,230	2,290
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	925	938
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	4,566	4,553
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	505	450
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (b)	4,000	4,183
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	7,259	7,619
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,360	2,331
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	385	379
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	180	184
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	290	298
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	12,060	12,221
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,764	4,590
Mastercard, Inc. 4.95% 3/15/2032	500	518
Mastercard, Inc. 4.875% 5/9/2034	556	570
Mastercard, Inc. 4.55% 1/15/2035	3,921	3,923
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	1,725	1,720
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (b)	402	414
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (b)	3,268	3,474
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	3,864	4,058
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	8,578	8,505
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	200	210
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	731	723
Navient Corp. 4.875% 3/15/2028	1,000	990
Navient Corp. 9.375% 7/25/2030	963	1,071
Navient Corp. 11.50% 3/15/2031	846	948
Navient Corp. 7.875% 6/15/2032	7,840	8,212
Navient Corp. 5.625% 8/1/2033	15,482	14,169
OneMain Finance Corp. 6.125% 5/15/2030	1,000	1,022
OneMain Finance Corp. 7.50% 5/15/2031	7,775	8,186
OneMain Finance Corp. 7.125% 11/15/2031	6,531	6,822
OneMain Finance Corp. 7.125% 9/15/2032	8,535	8,878
OneMain Finance Corp. 6.50% 3/15/2033	765	774

Capital Group Fixed Income ETF Trust	244

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
OneMain Finance Corp. 6.75% 9/15/2033	USD 480	$487
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	2,270	2,373
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	5,691	5,950
Oxford Finance, LLC 6.375% 2/1/2027 (a)	235	236
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	385	410
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	1,295	1,356
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR 150	194
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	850	1,056
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD 924	951
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	4,129	4,675
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	6,897	7,274
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	6,095	6,307
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	4,209	4,391
Power Finance Corp., Ltd. 3.35% 5/16/2031	450	424
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	2,522	2,559
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	445	437
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	1,085	1,109
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	3,345	3,385
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	601	621
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (b)	1,410	1,403
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	1,833	1,880
Synchrony Financial 7.25% 2/2/2033	5,693	6,120
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (b)	6,991	7,195
Travelers Cos., Inc. 5.05% 7/24/2035	128	130
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	763	784
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	3,137	3,243
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	4,554	4,847
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	6,015	6,330
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	2,532	2,506
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	200	214
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	25	27
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	5,530	5,842
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	7,450	7,746
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	1,404	1,304
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033) (a)(b)	2,725	2,976
USI, Inc. 7.50% 1/15/2032 (a)	270	283
Voyager Parent, LLC 9.25% 7/1/2032 (a)	4,450	4,725
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	250	255
Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	25	24
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	1,100	1,136
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	3,709	3,889
		545,597

Energy 8.53%
3R Lux SARL 9.75% 2/5/2031 (a)	1,798	1,852
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	1,370	1,381
APA Corp. 5.25% 2/1/2042	1,188	1,013
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	4,840	4,871
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	460	477
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	1,565	1,621
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	605	634
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	3,792	3,816
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	664	662
Caturus Energy, LLC 8.50% 2/15/2030 (a)	685	714
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	555	579
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	2,126	2,193
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	5,518	5,787
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	5,798	6,022
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	190	205

245	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
CNX Resources Corp. 7.375% 1/15/2031 (a)	USD 4,234	$4,400
CNX Resources Corp. 7.25% 3/1/2032 (a)	5,120	5,348
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	2,104	2,110
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	4,630	4,507
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	6,050	6,298
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	1,518	1,571
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	5,280	5,123
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	4,469	4,244
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	470	467
Devon Energy Corp. 5.75% 9/15/2054	1,864	1,714
Diamondback Energy, Inc. 5.15% 1/30/2030	313	322
Diamondback Energy, Inc. 5.40% 4/18/2034	1,431	1,466
Diamondback Energy, Inc. 5.75% 4/18/2054	4,942	4,675
Diamondback Energy, Inc. 5.90% 4/18/2064	1,211	1,144
DT Midstream, Inc. 4.375% 6/15/2031 (a)	750	734
Ecopetrol SA 7.75% 2/1/2032	4,050	4,173
Ecopetrol SA 8.875% 1/13/2033	2,835	3,030
Ecopetrol SA 8.375% 1/19/2036	4,365	4,495
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	685	664
Enterprise Products Operating, LLC 5.20% 1/15/2036	266	271
EOG Resources, Inc. 4.40% 7/15/2028	205	207
EOG Resources, Inc. 5.95% 7/15/2055	500	510
EQT Corp. 4.75% 1/15/2031	3,356	3,379
Expand Energy Corp. 4.75% 2/1/2032	285	281
Exxon Mobil Corp. 3.452% 4/15/2051	4,115	2,956
Genesis Energy, LP 8.25% 1/15/2029	1,895	1,984
Genesis Energy, LP 8.875% 4/15/2030	3,270	3,456
Genesis Energy, LP 7.875% 5/15/2032	1,790	1,867
GeoPark, Ltd. 8.75% 1/31/2030 (a)	4,550	4,254
Global Partners, LP 8.25% 1/15/2032 (a)	3,105	3,283
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	520	538
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	875	889
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	2,214	2,310
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,640	1,677
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	900	878
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	5,751	5,434
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	4,813	4,935
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	865	884
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	865	890
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	2,780	2,756
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	980	999
Matador Resources Co. 6.25% 4/15/2033 (a)	4,990	5,016
MPLX, LP 5.40% 9/15/2035	2,129	2,146
Murphy Oil Corp. 6.00% 10/1/2032	4,015	4,014
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	4,085	4,286
NFE Financing, LLC 12.00% 11/15/2029 (a)(c)	32,948	9,555
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,530	1,589
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	2,370	2,456
Noble Finance II, LLC 8.00% 4/15/2030 (a)	5,835	6,066
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	6,741	6,814
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	390	380
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	162	165
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	830	838
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	1,135	1,224
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	5,550	5,805
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,260	1,293
Petroleos Mexicanos 5.95% 1/28/2031	5,313	5,145
Petroleos Mexicanos 6.70% 2/16/2032	7,982	7,966
Petroleos Mexicanos 10.00% 2/7/2033	3,625	4,203
Petroleos Mexicanos 6.375% 1/23/2045	74	60
Petroleos Mexicanos 6.75% 9/21/2047	131	108
Petroleos Mexicanos 6.35% 2/12/2048	33	26

Capital Group Fixed Income ETF Trust	246

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 7.69% 1/23/2050	USD 314	$282
Petroleos Mexicanos 6.95% 1/28/2060	5,363	4,370
Pluspetrol SA 8.50% 5/30/2032 (a)	3,013	3,066
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	2,115	1,712
Range Resources Corp. 4.75% 2/15/2030 (a)	320	316
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	4,636	4,730
Shell Finance US, Inc. 3.00% 11/26/2051 (a)	1,650	1,063
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	4,723	4,900
Sunoco, LP 7.00% 5/1/2029 (a)	2,745	2,865
Sunoco, LP 4.50% 5/15/2029	2,051	2,015
Sunoco, LP 5.625% 3/15/2031 (a)	1,095	1,104
Sunoco, LP 7.25% 5/1/2032 (a)	5,615	5,941
Sunoco, LP 6.25% 7/1/2033 (a)	2,230	2,285
Sunoco, LP 5.875% 3/15/2034 (a)	1,085	1,085
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(b)	3,389	3,484
Superior Plus, LP 4.50% 3/15/2029 (a)	50	49
Talos Production, Inc. 9.00% 2/1/2029 (a)	1,275	1,328
Talos Production, Inc. 9.375% 2/1/2031 (a)	3,470	3,626
Targa Resources Corp. 5.65% 2/15/2036	2,505	2,576
TotalEnergies Capital International SA 3.127% 5/29/2050	6,250	4,171
TotalEnergies Capital SA 5.488% 4/5/2054	200	193
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	3,769	3,878
Transocean International, Ltd. 8.75% 2/15/2030 (a)	6,737	7,042
Transocean International, Ltd. 7.875% 10/15/2032 (a)	680	713
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	686	701
Transocean, Inc. 8.25% 5/15/2029 (a)	850	857
Transocean, Inc. 8.50% 5/15/2031 (a)	3,850	3,816
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	810	843
USA Compression Partners, LP 7.125% 3/15/2029 (a)	2,102	2,177
USA Compression Partners, LP 6.25% 10/1/2033 (a)	730	739
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	5,844	5,921
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	3,767	3,430
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	6,285	6,053
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	5,885	5,856
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	2,740	2,832
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,655	1,686
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	200	216
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	4,510	4,622
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	2,920	2,985
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	3,775	4,135
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	5,720	5,862
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	4,655	4,789
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	5,160	5,163
Vital Energy, Inc. 7.875% 4/15/2032 (a)	3,160	3,116
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	4,455	4,508
		335,206

Health care 7.49%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	2,250	2,342
AbbVie, Inc. 4.80% 3/15/2029	750	769
AbbVie, Inc. 5.05% 3/15/2034	10,229	10,516
AbbVie, Inc. 5.35% 3/15/2044	350	346
AbbVie, Inc. 5.50% 3/15/2064	1,535	1,492
AdaptHealth, LLC 6.125% 8/1/2028 (a)	225	228
AdaptHealth, LLC 4.625% 8/1/2029 (a)	4,039	3,931
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,224	1,200
Amgen, Inc. 4.20% 3/1/2033	6,958	6,804
Amgen, Inc. 5.25% 3/2/2033	10,063	10,420
Amgen, Inc. 3.00% 1/15/2052	4,600	2,971

247	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 5.65% 3/2/2053	USD 5,934	$5,815
Amgen, Inc. 5.75% 3/2/2063	1,250	1,221
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	615	650
Ascension Health 4.923% 11/15/2035	1,499	1,502
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,505	1,558
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	941	904
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	3,865	3,830
Baxter International, Inc. 5.65% 12/15/2035	9,864	9,986
Baxter International, Inc. 3.132% 12/1/2051	1,475	929
Bristol-Myers Squibb Co. 5.20% 2/22/2034	427	444
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,811	3,745
Centene Corp. 2.50% 3/1/2031	11,769	10,170
Centene Corp. 2.625% 8/1/2031	3,765	3,241
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	600	565
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	1,008	1,101
Cigna Group (The) 5.25% 1/15/2036	3,650	3,718
Cigna Group (The) 6.00% 1/15/2056	3,916	4,030
CVS Health Corp. 5.00% 9/15/2032	1,081	1,104
CVS Health Corp. 5.45% 9/15/2035	11,884	12,169
CVS Health Corp. 6.00% 6/1/2044	750	754
CVS Health Corp. 6.05% 6/1/2054	8,129	8,088
CVS Health Corp. 6.20% 9/15/2055	5,413	5,500
CVS Health Corp. 6.00% 6/1/2063	671	651
CVS Health Corp. 6.25% 9/15/2065	1,500	1,511
DaVita, Inc. 4.625% 6/1/2030 (a)	1,500	1,460
DaVita, Inc. 6.875% 9/1/2032 (a)	5,655	5,890
DaVita, Inc. 6.75% 7/15/2033 (a)	4,715	4,893
Elevance Health, Inc. 5.00% 1/15/2036	8,084	8,039
Elevance Health, Inc. 5.70% 9/15/2055	2,100	2,059
Eli Lilly and Co. 5.10% 2/12/2035	2,492	2,577
Eli Lilly and Co. 4.90% 10/15/2035	2,250	2,293
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	6,251	6,615
Gilead Sciences, Inc. 5.25% 10/15/2033	2,219	2,333
Gilead Sciences, Inc. 5.10% 6/15/2035	4,395	4,506
Grifols SA 7.50% 5/1/2030	EUR 1,700	2,104
Humana, Inc. 5.75% 4/15/2054	USD 557	526
Humana, Inc. 6.00% 5/1/2055	1,650	1,603
IQVIA, Inc. 6.25% 6/1/2032 (a)	2,598	2,718
Johnson & Johnson 4.85% 3/1/2032	750	778
Johnson & Johnson 5.00% 3/1/2035	1,100	1,146
Johnson & Johnson 5.25% 6/1/2054	450	451
Medline Borrower, LP 3.875% 4/1/2029 (a)	3,000	2,931
Medline Borrower, LP 5.25% 10/1/2029 (a)	4,800	4,829
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	3,545	3,645
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	2,858	2,916
Organon & Co. 4.125% 4/30/2028 (a)	630	616
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	2,285	1,553
Owens & Minor, Inc. 6.25% 4/1/2030 (a)	10,335	6,605
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	2,595	2,530
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	300	289
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,843	5,536
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	3,224	3,107
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	1,025	1,072
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	1,516	1,562
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	3,755	3,943
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	2,300	2,329
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,233	12,466
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	988	1,000
Tenet Healthcare Corp. 6.75% 5/15/2031	2,960	3,081
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	4,615	4,793
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,155	4,205
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	5,502	6,059

Capital Group Fixed Income ETF Trust	248

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	USD 3,332	$3,841
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	4,075	4,280
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,300	1,742
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	5,145	5,341
UnitedHealth Group, Inc. 5.00% 4/15/2034	3,790	3,856
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,535	3,622
UnitedHealth Group, Inc. 5.30% 6/15/2035	11,100	11,497
UnitedHealth Group, Inc. 5.50% 7/15/2044	2,025	2,011
UnitedHealth Group, Inc. 2.90% 5/15/2050	444	285
UnitedHealth Group, Inc. 5.95% 6/15/2055	6,285	6,458
Viatris, Inc. 4.00% 6/22/2050	3,106	2,070
		294,266

Consumer discretionary 7.48%
Acushnet Co. 5.625% 12/1/2033 (a)	140	142
Advance Auto Parts, Inc. 3.90% 4/15/2030	9,386	8,623
Advance Auto Parts, Inc. 3.50% 3/15/2032	6,461	5,506
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	5,730	5,757
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	1,219	1,203
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	635	629
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	7,998	8,332
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	775	807
Amazon.com, Inc. 4.10% 11/20/2030	1,725	1,727
Amazon.com, Inc. 4.65% 11/20/2035	1,975	1,968
Amazon.com, Inc. 5.45% 11/20/2055	750	733
Amazon.com, Inc. 5.55% 11/20/2065	350	340
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	5,215	5,131
AutoNation, Inc. 5.89% 3/15/2035	7,790	8,078
Bath & Body Works, Inc. 6.875% 11/1/2035	740	749
Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	994
Boyd Gaming Corp. 4.75% 12/1/2027	1,020	1,019
Boyne USA, Inc. 4.75% 5/15/2029 (a)	1,010	997
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	6,360	6,105
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	642	665
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	6,734	6,902
Carnival Corp. 5.125% 5/1/2029 (a)	3,005	3,040
Carnival Corp. 7.00% 8/15/2029 (a)	575	604
Carnival Corp. 5.75% 3/15/2030 (a)	8,780	9,037
Carnival Corp. 5.75% 8/1/2032 (a)	4,600	4,727
Carnival Corp. 6.125% 2/15/2033 (a)	8,636	8,922
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	1,935	2,076
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	3,665	3,564
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	4,247	4,143
Flutter Treasury DAC 5.875% 6/4/2031 (a)	867	880
Ford Motor Co. 7.45% 7/16/2031	375	415
Ford Motor Co. 6.10% 8/19/2032	410	423
Ford Motor Co. 5.291% 12/8/2046	511	425
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	99
Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	710
Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	351
Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	598
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,464	1,499
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,450	1,522
Ford Motor Credit Co., LLC 7.20% 6/10/2030	500	536
Ford Motor Credit Co., LLC 5.73% 9/5/2030	8,931	9,072
Ford Motor Credit Co., LLC 6.054% 11/5/2031	11,488	11,784
Ford Motor Credit Co., LLC 6.532% 3/19/2032	5,208	5,449
Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	698
Ford Motor Credit Co., LLC 6.125% 3/8/2034	3,196	3,249
Ford Motor Credit Co., LLC 6.50% 2/7/2035	9,864	10,223

249	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 5.869% 10/31/2035	USD 3,550	$3,507
General Motors Financial Co., Inc. 5.45% 7/15/2030	299	311
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,770	2,811
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,266	2,364
General Motors Financial Co., Inc. 6.15% 7/15/2035	4,661	4,914
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	3,750	3,400
Genting New York, LLC 7.25% 10/1/2029 (a)	420	431
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	1,075	1,073
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	700	708
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	950	954
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	3,000	2,874
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	1,150	1,158
Hilton Domestic Operating Company Inc. 5.75% 9/15/2033 (a)	3,720	3,809
Home Depot, Inc. 4.85% 6/25/2031	591	611
Home Depot, Inc. 4.95% 6/25/2034	2,990	3,059
Home Depot, Inc. 5.30% 6/25/2054	221	212
Home Depot, Inc. 5.40% 6/25/2064	3,490	3,342
Hyundai Capital America 4.875% 6/23/2027 (a)	678	686
International Game Technology PLC 5.25% 1/15/2029 (a)	200	200
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	1,075	1,060
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	535	566
Levi Strauss & Co. 3.50% 3/1/2031 (a)	3,025	2,828
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	2,300	2,404
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	980	993
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	3,576	3,460
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	740	746
McDonald’s Corp. 5.00% 5/17/2029	196	202
Newell Brands, Inc. 8.50% 6/1/2028 (a)	330	346
Newell Brands, Inc. 6.375% 5/15/2030	7,230	7,070
Newell Brands, Inc. 6.625% 5/15/2032	8,235	8,001
Newell Brands, Inc. 7.375% 4/1/2036	7,444	7,000
Newell Brands, Inc. 7.50% 4/1/2046	200	167
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	810	808
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	205	202
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	2,645	2,778
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	3,520	3,742
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	11,550	12,284
Party City Holdings, Inc. 0% 8/27/2030 (e)	74	1
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	79	81
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	5,761	5,709
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	375	391
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	2,427	2,472
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	6,212	6,240
Sally Holdings, LLC 6.75% 3/1/2032	5,629	5,885
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	950	845
Service Corp. International 5.75% 10/15/2032	735	749
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	814	800
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	7,370	7,150
Starbucks Corp. 5.00% 2/15/2034	297	303
Starbucks Corp. 5.40% 5/15/2035	612	637
Station Casinos, LLC 6.625% 3/15/2032 (a)	1,070	1,100
TopBuild Corp. 5.625% 1/31/2034 (a)	1,140	1,154
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	3,310	3,251
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	770	785
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	731	759
Valvoline, Inc. 3.625% 6/15/2031 (a)	1,685	1,550
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	1,776	1,759
Wynn Macau, Ltd. 5.625% 8/26/2028	450	450
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	6,713	7,268
ZF North America Capital, Inc. 6.75% 4/23/2030 (a)	2,985	2,952
		293,825

Capital Group Fixed Income ETF Trust	250

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Communication services 6.46%
Alphabet, Inc. 4.375% 11/15/2032	USD 1,351	$1,356
Alphabet, Inc. 4.70% 11/15/2035	3,522	3,524
Alphabet, Inc. 5.25% 5/15/2055	124	119
Alphabet, Inc. 5.30% 5/15/2065	97	91
Altice France 6.50% 3/15/2032 (a)	4,410	4,230
Altice France 6.875% 7/15/2032 (a)	4,450	4,270
AT&T, Inc. 3.50% 9/15/2053	675	452
AT&T, Inc. 3.55% 9/15/2055	240	160
CCO Holdings, LLC 5.00% 2/1/2028 (a)	1,366	1,356
CCO Holdings, LLC 4.75% 3/1/2030 (a)	334	319
CCO Holdings, LLC 4.25% 2/1/2031 (a)	845	777
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,025	938
CCO Holdings, LLC 4.50% 5/1/2032	1,815	1,630
CCO Holdings, LLC 4.50% 6/1/2033 (a)	11,227	9,840
CCO Holdings, LLC 4.25% 1/15/2034 (a)	8,013	6,821
Charter Communications Operating, LLC 4.40% 4/1/2033	3,545	3,341
Charter Communications Operating, LLC 6.65% 2/1/2034	1,230	1,296
Charter Communications Operating, LLC 6.384% 10/23/2035	6,462	6,675
Charter Communications Operating, LLC 4.80% 3/1/2050	2,690	2,023
Charter Communications Operating, LLC 3.70% 4/1/2051	11,935	7,542
Charter Communications Operating, LLC 3.90% 6/1/2052	2,320	1,499
Charter Communications Operating, LLC 5.25% 4/1/2053	9,455	7,490
Charter Communications Operating, LLC 6.70% 12/1/2055	2,967	2,847
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	1,427	1,429
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	125	124
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	1,250	1,313
Comcast Corp. 5.65% 6/1/2054	4,018	3,770
Connect Finco SARL 9.00% 9/15/2029 (a)	15,386	16,340
CSC Holdings, LLC 5.50% 4/15/2027 (a)	650	558
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	2,424	2,440
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	8,280	8,388
DISH Network Corp. 11.75% 11/15/2027 (a)	2,775	2,890
EchoStar Corp. 10.75% 11/30/2029	7,747	8,573
EchoStar Corp. 6.75% Cash 11/30/2030 (d)	7,310	7,498
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	4,298	4,333
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	916	932
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	125	132
Gray Media, Inc. 10.50% 7/15/2029 (a)	3,062	3,298
Gray Media, Inc. 4.75% 10/15/2030 (a)	351	273
Gray Media, Inc. 5.375% 11/15/2031 (a)	1,509	1,133
Gray Media, Inc. 9.625% 7/15/2032 (a)	4,449	4,620
Lamar Media Corp. 3.625% 1/15/2031	325	306
Lamar Media Corp. 5.375% 11/1/2033 (a)	1,375	1,368
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	930	971
Meta Platforms, Inc. 4.60% 11/15/2032	398	401
Meta Platforms, Inc. 4.875% 11/15/2035	7,571	7,564
Meta Platforms, Inc. 5.50% 11/15/2045	3,241	3,149
Meta Platforms, Inc. 4.45% 8/15/2052	6,452	5,255
Meta Platforms, Inc. 5.40% 8/15/2054	300	279
Meta Platforms, Inc. 5.625% 11/15/2055	4,118	3,956
Meta Platforms, Inc. 5.75% 11/15/2065	2,612	2,494
News Corp. 3.875% 5/15/2029 (a)	280	272
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	5,305	5,269
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,060	2,016
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	575	580
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	5,727	5,451
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	14,072	12,969
Snap, Inc. 6.875% 3/1/2033 (a)	9,920	10,287
T-Mobile USA, Inc. 3.50% 2/11/2037	EUR 1,250	1,410
Univision Communications, Inc. 8.00% 8/15/2028 (a)	USD 4,425	4,586

251	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Univision Communications, Inc. 4.50% 5/1/2029 (a)	USD 7,065	$6,792
Univision Communications, Inc. 7.375% 6/30/2030 (a)	6,304	6,430
Univision Communications, Inc. 8.50% 7/31/2031 (a)	6,340	6,628
Univision Communications, Inc. 9.375% 8/1/2032 (a)	4,850	5,216
Verizon Communications, Inc. 2.355% 3/15/2032	167	147
Verizon Communications, Inc. 4.75% 1/15/2033	681	681
Verizon Communications, Inc. 5.00% 1/15/2036	3,687	3,657
Verizon Communications, Inc. 5.75% 11/30/2045	461	458
Verizon Communications, Inc. 3.55% 3/22/2051	310	220
Verizon Communications, Inc. 3.875% 3/1/2052	324	240
Verizon Communications, Inc. 5.875% 11/30/2055	1,109	1,097
Verizon Communications, Inc. 6.00% 11/30/2065	519	513
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,115	1,151
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	150	146
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,305	1,147
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	18,889	13,340
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	899	595
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	287	276
		254,034

Information technology 4.96%
Amphenol Corp. 4.40% 2/15/2033	1,059	1,048
Amphenol Corp. 4.625% 2/15/2036	3,803	3,727
Amphenol Corp. 5.30% 11/15/2055	183	175
ams-OSRAM AG 12.25% 3/30/2029 (a)	3,975	4,242
Analog Devices, Inc. 5.05% 4/1/2034	1,649	1,705
Broadcom, Inc. 5.15% 11/15/2031	1,687	1,751
Broadcom, Inc. 4.55% 2/15/2032	739	741
Broadcom, Inc. 2.60% 2/15/2033	116	102
Broadcom, Inc. 3.469% 4/15/2034	4,144	3,780
Broadcom, Inc. 4.80% 10/15/2034	885	887
Broadcom, Inc. 5.20% 7/15/2035	6,177	6,331
Broadcom, Inc. 4.926% 5/15/2037 (a)	2,141	2,114
Cisco Systems, Inc. 5.05% 2/26/2034	2,591	2,667
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	755	765
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	9,993	10,415
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	7,822	8,179
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	2,780	2,757
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	2,860	2,856
CommScope, LLC 8.25% 3/1/2027 (a)	148	149
CommScope, LLC 7.125% 7/1/2028 (a)	55	55
CommScope, LLC 4.75% 9/1/2029 (a)	76	76
CommScope, LLC 9.50% 12/15/2031 (a)	650	657
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	8,660	9,237
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	1,500	1,533
Fair Isaac Corp. 6.00% 5/15/2033 (a)	5,615	5,785
Hughes Satellite Systems Corp. 5.25% 8/1/2026	1,663	1,591
Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,317	2,118
Intel Corp. 3.05% 8/12/2051	1,045	643
Intel Corp. 5.60% 2/21/2054	5,900	5,451
Microchip Technology, Inc. 5.05% 3/15/2029	775	791
Microchip Technology, Inc. 5.05% 2/15/2030	5,577	5,693
Micron Technology, Inc. 6.05% 11/1/2035	8,200	8,753
NCR Atleos Corp. 9.50% 4/1/2029 (a)	2,790	3,030
Oracle Corp. 4.45% 9/26/2030	450	440
Oracle Corp. 5.50% 8/3/2035	11,369	11,146
Oracle Corp. 5.20% 9/26/2035	9,810	9,402
Oracle Corp. 5.875% 9/26/2045	1,000	904
Oracle Corp. 5.95% 9/26/2055	8,900	7,891
Oracle Corp. 6.10% 9/26/2065	1,000	883

Capital Group Fixed Income ETF Trust	252

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Roper Technologies, Inc. 4.90% 10/15/2034	USD 1,939	$1,936
Roper Technologies, Inc. 5.10% 9/15/2035	5,271	5,313
Shift4 Payments, LLC 6.75% 8/31/2032 (a)	335	346
Synopsys, Inc. 4.85% 4/1/2030	2,750	2,810
Synopsys, Inc. 5.15% 4/1/2035	4,550	4,626
Synopsys, Inc. 5.70% 4/1/2055	7,200	7,150
Texas Instruments, Inc. 5.10% 5/23/2035	150	155
UKG, Inc. 6.875% 2/1/2031 (a)	5,280	5,432
Unisys Corp. 10.625% 1/15/2031 (a)	12,834	13,158
Viasat, Inc. 5.625% 4/15/2027 (a)	3,265	3,273
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)(f)	801	873
WULF Compute, LLC 7.75% 10/15/2030 (a)	6,080	6,269
X.AI Corp. 12.50% 6/30/2030	12,295	13,118
		194,929

Materials 4.95%
Avient Corp. 6.25% 11/1/2031 (a)	260	267
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	834	881
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	625	626
Ball Corp. 5.50% 9/15/2033	6,501	6,632
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	37
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	6,066	6,310
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	334	341
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,489	614
Braskem Netherlands Finance BV 4.50% 1/31/2030	280	110
Braskem Netherlands Finance BV 8.75% 1/12/2031 (a)	2,468	968
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	3,725	1,446
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	6,100	2,368
Braskem Netherlands Finance BV 8.00% 10/15/2034	1,250	485
Braskem Netherlands Finance BV 5.875% 1/31/2050	2,320	808
CAN-PACK SA 3.875% 11/15/2029 (a)	400	383
Capstone Copper Corp. 6.75% 3/31/2033 (a)	750	779
Celanese US Holdings, LLC 6.85% 11/15/2028	181	190
Celanese US Holdings, LLC 6.50% 4/15/2030	5,322	5,353
Celanese US Holdings, LLC 7.00% 2/15/2031	1,075	1,101
Celanese US Holdings, LLC 6.879% 7/15/2032	8,632	8,990
Celanese US Holdings, LLC 7.20% 11/15/2033	9,554	10,101
Celanese US Holdings, LLC 7.375% 2/15/2034	2,660	2,704
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	1,315	1,360
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	6,988	7,242
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	6,525	6,888
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	300	308
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	4,935	5,137
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	4,945	5,171
Commercial Metals Co. 5.75% 11/15/2033 (a)	725	742
Commercial Metals Co. 6.00% 12/15/2035 (a)	300	308
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	8,158	5,778
Dow Chemical Co. (The) 4.80% 1/15/2031	1,750	1,741
Dow Chemical Co. (The) 5.15% 2/15/2034	1,000	993
Dow Chemical Co. (The) 5.35% 3/15/2035	1,793	1,778
Dow Chemical Co. (The) 5.65% 3/15/2036	11,953	11,908
Dow Chemical Co. (The) 6.90% 5/15/2053	1,125	1,155
Dow Chemical Co. (The) 5.60% 2/15/2054	5,553	4,832
Element Solutions, Inc. 3.875% 9/1/2028 (a)	1,730	1,692
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	6,499	6,852
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(d)	2,307	1,315
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	3,946	3,552
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	740	756
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	715	734
LSB Industries, Inc. 6.25% 10/15/2028 (a)	1,677	1,681

253	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
LYB International Finance III, LLC 5.125% 1/15/2031	USD 246	$247
LYB International Finance III, LLC 5.50% 3/1/2034	1,102	1,090
LYB International Finance III, LLC 6.15% 5/15/2035	4,331	4,441
LYB International Finance III, LLC 5.875% 1/15/2036	3,894	3,877
Magnera Corp. 7.25% 11/15/2031 (a)	10,630	10,446
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	2,290	2,210
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	3,435	3,559
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	3,070	3,225
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	3,115	3,242
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	685	691
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	105	103
PT Krakatau Posco 6.375% 6/11/2029	1,500	1,550
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	4,671	4,865
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	1,105	1,155
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(d)	284	288
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(d)	239	242
Sasol Financing USA, LLC 8.75% 5/3/2029 (f)	1,600	1,630
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	1,100	1,121
Sasol Financing USA, LLC 5.50% 3/18/2031	2,000	1,700
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	553	555
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	4,535	4,558
Sealed Air Corp. 4.00% 12/1/2027 (a)	1,425	1,419
Sealed Air Corp. 6.125% 2/1/2028 (a)	2,254	2,293
Sherwin-Williams Co. 4.50% 8/15/2030	500	505
Sherwin-Williams Co. 5.15% 8/15/2035	1,064	1,083
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	880	888
Stillwater Mining Co. 4.00% 11/16/2026 (f)	1,019	1,012
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	194	208
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	680	738
Vale Overseas, Ltd. 6.40% 6/28/2054	4,549	4,647
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	3,000	3,004
Veritiv Operating Co. 10.50% 11/30/2030 (a)	650	700
Westlake Corp. 5.55% 11/15/2035	3,826	3,827
		194,536

Industrials 4.70%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	199	206
AECOM 6.00% 8/1/2033 (a)	105	108
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	315	320
Ambipar Lux SARL 9.875% 2/6/2031 (a)	590	133
Ambipar Lux SARL 10.875% 2/5/2033 (a)	925	164
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	4,115	4,340
American Airlines, Inc. 8.50% 5/15/2029 (a)	1,250	1,308
Aramark Services, Inc. 5.00% 2/1/2028 (a)	1,320	1,321
ATI, Inc. 4.875% 10/1/2029	1,232	1,234
ATI, Inc. 7.25% 8/15/2030	349	369
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,000	979
BAE Systems PLC 5.30% 3/26/2034 (a)	1,000	1,036
Boeing Co. (The) 5.15% 5/1/2030	2,687	2,762
Boeing Co. (The) 6.528% 5/1/2034	3,304	3,657
Boeing Co. (The) 5.705% 5/1/2040	730	746
Boeing Co. (The) 5.805% 5/1/2050	1,420	1,399
Boeing Co. (The) 6.858% 5/1/2054	4,121	4,631
Boeing Co. (The) 5.93% 5/1/2060	2,445	2,401
Canadian National Railway Co. 4.375% 9/18/2034	375	369
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,323	2,392
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	310	315
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	340	330
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	45	46

Capital Group Fixed Income ETF Trust	254

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	USD 1,090	$1,120
CoreLogic, Inc. 4.50% 5/1/2028 (a)	6,956	6,847
CSX Corp. 2.50% 5/15/2051	220	131
Embraer Netherlands Finance BV 5.98% 2/11/2035	283	301
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	4,405	4,583
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	6,420	6,789
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	3,860	4,066
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	4,800	4,882
Garda World Security Corp. 6.50% 1/15/2031 (a)	730	747
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,360	1,387
General Electric Co. 4.30% 7/29/2030	271	273
General Electric Co. 4.90% 1/29/2036	4,398	4,467
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	2,370	2,469
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	3,745	3,944
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	775	787
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	8,220	8,721
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	810	821
Hertz Corp. (The) 4.625% 12/1/2026 (a)	450	431
Honeywell International, Inc. 5.00% 3/1/2035	1,669	1,701
Icahn Enterprises, LP 6.25% 5/15/2026	1,194	1,197
Icahn Enterprises, LP 5.25% 5/15/2027	10,286	10,152
Icahn Enterprises, LP 9.75% 1/15/2029	4,460	4,452
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	405	405
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	435	450
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	755	795
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	461	480
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	608	624
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	7,990	7,877
Norfolk Southern Corp. 5.05% 8/1/2030	57	59
Norfolk Southern Corp. 4.45% 3/1/2033	15	15
Norfolk Southern Corp. 5.35% 8/1/2054	3,426	3,275
Paychex, Inc. 5.60% 4/15/2035	267	280
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	4,710	4,923
Regal Rexnord Corp. 6.30% 2/15/2030	1,841	1,952
Regal Rexnord Corp. 6.40% 4/15/2033	6,975	7,506
Reworld Holding Corp. 4.875% 12/1/2029 (a)	4,710	4,531
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	4,198	3,486
Science Applications International Corp. 5.875% 11/1/2033 (a)	1,285	1,304
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,800	3,723
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	3,693	3,468
Siemens Funding BV 5.80% 5/28/2055 (a)	704	738
Siemens Funding BV 5.90% 5/28/2065 (a)	541	568
TransDigm, Inc. 6.375% 3/1/2029 (a)	300	310
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,500	1,563
TransDigm, Inc. 6.375% 5/31/2033 (a)	8,710	8,943
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,690	1,755
TransDigm, Inc. 6.75% 1/31/2034 (a)	6,750	7,036
Union Pacific Corp. 5.10% 2/20/2035	3,242	3,347
Union Pacific Corp. 3.50% 2/14/2053	358	254
Union Pacific Corp. 5.60% 12/1/2054	3,316	3,309
United Rentals (North America), Inc. 5.25% 1/15/2030	385	391
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	2,360	2,461
Verisk Analytics, Inc. 5.125% 2/15/2036	5,160	5,196
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	615	635
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	435	442
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	850	889
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	895	935
		184,759

255	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer staples 4.44%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	USD 275	$264
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	3,950	3,997
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	3,775	3,795
Altria Group, Inc. 5.25% 8/6/2035	3,300	3,342
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	910
B&G Foods, Inc. 5.25% 9/15/2027	990	970
B&G Foods, Inc. 8.00% 9/15/2028 (a)	7,228	7,120
BAT Capital Corp. 4.625% 3/22/2033	630	627
BAT Capital Corp. 6.421% 8/2/2033	3,345	3,695
BAT Capital Corp. 6.00% 2/20/2034	3,759	4,026
BAT Capital Corp. 5.625% 8/15/2035	8,602	8,965
BAT Capital Corp. 7.081% 8/2/2053	6,486	7,361
BAT Capital Corp. 6.25% 8/15/2055	261	271
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	9,070	8,591
Coca-Cola Co. 5.20% 1/14/2055	451	435
Constellation Brands, Inc. 2.25% 8/1/2031	1,140	1,012
Constellation Brands, Inc. 4.75% 5/9/2032	3,266	3,281
Coty, Inc. 6.625% 7/15/2030 (a)	1,030	1,059
Coty, Inc. 5.60% 1/15/2031 (a)	7,748	7,826
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	2,250	2,288
Fiesta Purchaser, Inc. 10.00% 9/30/2032 (a)	525	552
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	3,180	3,327
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	500	514
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	1,297	1,326
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	4,924	4,677
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	3,221	3,229
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	535	244
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	250	242
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	5,449	5,196
MARB BondCo PLC 3.95% 1/29/2031	1,606	1,457
Mars, Inc. 5.20% 3/1/2035 (a)	14,237	14,638
Mars, Inc. 5.65% 5/1/2045 (a)	1,330	1,341
Mars, Inc. 5.70% 5/1/2055 (a)	8,104	8,078
Mars, Inc. 5.80% 5/1/2065 (a)	476	479
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	2,190	2,396
Mondelez International, Inc. 4.75% 8/28/2034	72	72
Mondelez International, Inc. 5.125% 5/6/2035	620	635
Opal Bidco SAS 6.50% 3/31/2032 (a)	975	999
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	166	163
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	2,190	2,260
Philip Morris International, Inc. 4.75% 11/1/2031	512	523
Philip Morris International, Inc. 5.375% 2/15/2033	2,780	2,909
Philip Morris International, Inc. 5.625% 9/7/2033	5,088	5,406
Philip Morris International, Inc. 5.25% 2/13/2034	6,875	7,109
Philip Morris International, Inc. 4.90% 11/1/2034	8,757	8,831
Philip Morris International, Inc. 4.625% 10/29/2035	1,942	1,901
Post Holdings, Inc. 4.625% 4/15/2030 (a)	4,845	4,722
Post Holdings, Inc. 6.25% 2/15/2032 (a)	303	312
Post Holdings, Inc. 6.375% 3/1/2033 (a)	8,790	8,887
Post Holdings, Inc. 6.50% 3/15/2036 (a)	1,845	1,849
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	2,995	2,808
TreeHouse Foods, Inc. 4.00% 9/1/2028	5,808	5,793
US Foods, Inc. 4.625% 6/1/2030 (a)	320	316
Walmart, Inc. 4.90% 4/28/2035	1,200	1,234
		174,260

Real estate 3.92%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	2,555	2,397
Boston Properties, LP 2.55% 4/1/2032	3,422	2,988
Boston Properties, LP 2.45% 10/1/2033	3,878	3,210

Capital Group Fixed Income ETF Trust	256

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Boston Properties, LP 6.50% 1/15/2034	USD 1,984	$2,138
Boston Properties, LP 5.75% 1/15/2035	9,812	10,097
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	504	501
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,385	1,414
Highwoods Realty, LP 7.65% 2/1/2034	4,629	5,278
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	5	5
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	7,160	6,964
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	4,261	4,060
Hudson Pacific Properties, LP 4.65% 4/1/2029	500	463
Hudson Pacific Properties, LP 3.25% 1/15/2030	9,985	8,451
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	335	331
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	1,500	1,514
Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,309	3,230
Kennedy-Wilson, Inc. 4.75% 2/1/2030	7,060	6,660
Kennedy-Wilson, Inc. 5.00% 3/1/2031	10,000	9,413
Kilroy Realty, LP 5.875% 10/15/2035	4,942	4,967
Kilroy Realty, LP 6.25% 1/15/2036	673	696
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,190	1,219
MPT Operating Partnership, LP 5.00% 10/15/2027	13,028	12,627
MPT Operating Partnership, LP 3.50% 3/15/2031	2,745	1,998
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	13,997	14,958
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	8,384	8,193
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	345	354
Piedmont Operating Partnership, LP 5.625% 1/15/2033	2,679	2,708
Prologis, LP 4.75% 6/15/2033	1,110	1,121
Prologis, LP 5.00% 3/15/2034	2,025	2,066
Prologis, LP 5.00% 1/31/2035	1,072	1,087
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	140	140
Service Properties Trust 4.95% 2/15/2027	2,066	2,076
Service Properties Trust 8.00% 9/30/2027 (a)	1,895	1,715
Service Properties Trust 3.95% 1/15/2028	5,345	5,050
Service Properties Trust 8.375% 6/15/2029	4,820	4,850
Service Properties Trust 4.95% 10/1/2029	4,769	4,160
Service Properties Trust 4.375% 2/15/2030	7,140	6,056
Service Properties Trust 8.625% 11/15/2031 (a)	7,287	7,669
Trust 2401 7.70% 1/23/2032 (a)	280	310
VICI Properties, LP 5.625% 4/1/2035	944	964
		154,098

Utilities 3.32%
Aegea Finance SARL 9.00% 1/20/2031 (a)	1,788	1,894
AEP Transmission Co., LLC 5.375% 6/15/2035	125	129
Calpine Corp. 5.125% 3/15/2028 (a)	1,000	1,002
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	265	268
Comision Federal de Electricidad 6.45% 1/24/2035 (a)	2,040	2,102
Consumers Energy Co. 5.05% 5/15/2035	3,945	4,016
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	265
Duke Energy Corp. 4.50% 8/15/2032	329	328
Duke Energy Florida, LLC 5.875% 11/15/2033	90	97
Duke Energy Florida, LLC 4.85% 12/1/2035	665	662
Edison International 4.125% 3/15/2028	575	569
Edison International 5.25% 11/15/2028	750	760
Edison International 5.45% 6/15/2029	1,245	1,268
Edison International 6.95% 11/15/2029	1,350	1,439
Edison International 6.25% 3/15/2030	1,000	1,046
Edison International 5.25% 3/15/2032	6,380	6,388
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	3,290	3,456
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	2,750	3,209

257	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Enel Finance International NV 5.00% 9/30/2035 (a)	USD 1,250	$1,245
Florida Power & Light Co. 5.30% 6/15/2034	4,750	4,978
Florida Power & Light Co. 4.70% 2/15/2036	1,900	1,883
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (a)	565	585
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	6,057	6,452
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	275	278
Northern States Power Co. 5.65% 5/15/2055	360	363
Pacific Gas and Electric Co. 3.00% 6/15/2028	220	213
Pacific Gas and Electric Co. 4.55% 7/1/2030	74	74
Pacific Gas and Electric Co. 3.25% 6/1/2031	420	392
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,000	1,062
Pacific Gas and Electric Co. 6.40% 6/15/2033	7,145	7,719
Pacific Gas and Electric Co. 5.70% 3/1/2035	2,800	2,881
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	103
Pacific Gas and Electric Co. 4.95% 7/1/2050	7,673	6,494
Pacific Gas and Electric Co. 3.50% 8/1/2050	12,115	8,185
Pacific Gas and Electric Co. 6.70% 4/1/2053	930	983
Pacific Gas and Electric Co. 5.90% 10/1/2054	605	583
PacifiCorp 5.45% 2/15/2034	4,910	4,983
PacifiCorp 3.30% 3/15/2051	695	446
PacifiCorp 2.90% 6/15/2052	1,508	884
PacifiCorp 5.35% 12/1/2053	754	663
PacifiCorp 5.50% 5/15/2054	366	327
PacifiCorp 5.80% 1/15/2055	6,475	6,047
PG&E Corp. 5.25% 7/1/2030	6,355	6,314
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	6,709	6,991
Public Service Electric and Gas Co. 5.05% 3/1/2035	2,700	2,760
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,236	1,248
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	955	984
Southern California Edison Co. 5.65% 10/1/2028	254	263
Southern California Edison Co. 2.50% 6/1/2031	645	579
Southern California Edison Co. 5.20% 6/1/2034	4,280	4,305
Southern California Edison Co. 4.00% 4/1/2047	219	164
Southern California Edison Co. 3.65% 2/1/2050	9,563	6,693
Southern California Edison Co. 5.90% 3/1/2055	1,550	1,498
Southern California Edison Co. 6.20% 9/15/2055	700	706
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	5,019	5,316
Union Electric Co. 5.25% 4/15/2035	2,640	2,725
Union Electric Co. 5.125% 3/15/2055	50	46
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	440	435
Xcel Energy, Inc. 5.50% 3/15/2034	44	45
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	2,755	2,767
		130,560

Municipals 0.01%
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(e)	393	393
Total corporate bonds and notes		2,756,463
Mortgage-backed obligations 15.60%
Commercial mortgage-backed securities 9.88%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (g)(h)	634	616
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.843% 6/15/2030 (a)(g)(h)	7,426	7,459
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(g)(h)	6,887	7,048
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (g)(h)	1,996	2,059
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (g)(h)	556	564
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032 (g)(h)	500	487
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (g)(h)	375	388
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.312% 2/15/2056 (g)(h)	102	103
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.457% 4/15/2056 (g)(h)	400	413

Capital Group Fixed Income ETF Trust	258

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.141% 7/15/2056 (g)(h)	USD 267	$282
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (g)(h)	493	503
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (g)(h)	380	403
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (g)(h)	598	642
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (g)(h)	3,265	3,419
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (g)(h)	1,972	2,053
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057 (g)(h)	629	640
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (g)(h)	3,644	3,796
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.302% 12/15/2057 (g)(h)	1,961	2,018
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (g)(h)	779	801
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (g)(h)	1,747	1,829
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.21% 5/15/2062 (g)(h)	500	426
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.669% 3/15/2037 (a)(g)(h)	1,600	1,517
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (g)(h)	5,684	4,871
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.168% 12/15/2055 (g)(h)	1,008	1,018
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (g)(h)	148	154
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (g)(h)	470	483
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (g)	207	202
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (g)(h)	286	287
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057 (g)(h)	2,530	2,656
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (g)(h)	2,670	2,750
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (g)(h)	3,571	3,755
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (g)(h)	1,182	1,250
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (g)	3,421	3,470
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (g)(h)	980	761
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056 (g)(h)	226	237
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (g)(h)	1,074	1,131
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (g)(h)	500	518
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (g)(h)	893	954
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (g)(h)	403	420
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.972% 1/10/2057 (g)(h)	101	104
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (g)(h)	1,897	2,010
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (g)(h)	1,300	1,355
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (g)(h)	3,000	3,073
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (g)(h)	5,000	5,166
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (g)(h)	1,854	1,940
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (g)	3,860	3,862
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (a)(g)(h)	9,148	9,158
BFLD Trust, Series 2025-5MW, Class D, 6.371% 10/10/2042 (a)(g)(h)	790	806
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.34% 3/15/2041 (a)(g)(h)	1,444	1,447
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (g)(h)	1,052	1,098
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (g)(h)	403	416
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(g)	167	150
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.256% 2/15/2057 (g)(h)	196	204
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.747% 2/15/2057 (g)(h)	2,268	2,371
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (g)(h)	89	92
BMO Mortgage Trust, Series 2024-5C5, Class C, 6.88% 2/15/2057 (g)(h)	2,836	2,933
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.018% 5/15/2057 (g)(h)	854	885
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057 (g)(h)	1,897	2,007
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (g)(h)	1,641	1,691
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (g)(h)	771	791
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.139% 6/15/2041 (a)(g)(h)	2,809	2,820
Boca Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (a)(g)(h)	2,398	2,405
Boca Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.75% 12/15/2042 (a)(g)(h)	1,453	1,458
Boca Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.35% 12/15/2042 (a)(g)(h)	331	332
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 6.00% 12/15/2042 (a)(g)(h)	985	988

259	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 5.691% 5/15/2034 (a)(g)(h)	USD 2,663	$2,670
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.24% 5/15/2034 (a)(g)(h)	738	741
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (a)(g)(h)	769	769
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 6.64% 6/15/2041 (a)(g)(h)	10,367	10,364
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 6.84% 8/15/2039 (a)(g)(h)	3,745	3,763
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.541% 10/15/2041 (a)(g)(h)	2,825	2,838
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 11/15/2041 (a)(g)(h)	2,355	2,360
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 11/15/2041 (a)(g)(h)	342	343
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.69% 11/15/2041 (a)(g)(h)	7,191	7,230
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.29% 11/15/2041 (a)(g)(h)	2,044	2,049
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042 (a)(g)(h)	7,679	7,809
BX Trust, Series 2025-BIO3, Class C, 6.961% 2/10/2042 (a)(g)(h)	1,385	1,421
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 5.942% 3/15/2042 (a)(g)(h)	5,373	5,372
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.342% 3/15/2042 (a)(g)(h)	3,282	3,281
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 5.85% 7/15/2042 (a)(g)(h)	5,520	5,548
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044 (a)(g)	500	465
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044 (a)(g)(h)	500	470
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044 (a)(g)(h)	495	469
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.45% 7/15/2044 (a)(g)(h)	10,420	10,453
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.75% 7/15/2044 (a)(g)(h)	4,325	4,340
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.10% 7/15/2044 (a)(g)(h)	3,997	4,013
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(g)(h)	8,725	8,746
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (a)(g)(h)	11,990	12,053
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (a)(g)(h)	821	823
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.79% 8/15/2041 (a)(g)(h)	2,884	2,889
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.047% 6/10/2028 (a)(g)(h)	1,129	1,133
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.047% 10/12/2040 (a)(g)(h)	245	249
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (g)(h)	140	124
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(g)(h)	664	619
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (a)(g)(h)	1,546	1,592
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(g)(h)	4,374	4,466
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(g)(h)	744	746
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(g)(h)	669	671
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(g)(h)	2,654	2,662
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.35% 10/15/2042 (a)(g)(h)	2,914	2,940
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.348% 2/10/2056 (g)(h)	495	509
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.348% 2/10/2056 (g)(h)	195	197
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.00% 12/15/2039 (a)(g)(h)	4,390	4,429
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039 (a)(g)(h)	3,655	3,741
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.141% 3/15/2039 (a)(g)(h)	2,642	2,656
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.64% 3/15/2039 (a)(g)(h)	960	967
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(g)(h)	670	678
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(g)(h)	380	386
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(g)(h)	1,885	1,900
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(g)(h)	2,897	2,969
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (g)	900	758
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (g)	2,950	2,371
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.792% 3/15/2042 (a)(g)(h)	281	282
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (a)(g)(h)	1,630	1,640
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.04% 3/15/2042 (a)(g)(h)	2,938	2,885
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.691% 5/15/2037 (a)(g)(h)	2,000	2,007
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.19% 5/15/2037 (a)(g)(h)	2,324	2,334
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(g)(h)	1,076	1,117

Capital Group Fixed Income ETF Trust	260

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039 (a)(g)(h)	USD 945	$961
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039 (a)(g)(h)	2,026	2,074
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678% 1/13/2040 (a)(g)(h)	7,070	7,348
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.00% 3/15/2042 (a)(g)(h)	6,000	6,020
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.60% 3/15/2042 (a)(g)(h)	6,000	6,030
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (a)(g)	3,572	3,385
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(g)	2,034	1,962
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (a)(g)(h)	1,381	1,385
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 5.692% 11/15/2039 (a)(g)(h)	2,500	2,510
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.992% 11/15/2039 (a)(g)(h)	942	948
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.04% 12/15/2039 (a)(g)(h)	3,884	3,881
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.288% 12/15/2039 (a)(g)(h)	4,855	4,878
LV Trust, Series 2024-SHOW, Class C, 6.074% 10/10/2041 (a)(g)(h)	1,619	1,634
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(g)(h)	2,942	2,821
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (g)	483	469
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (g)(h)	633	631
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033 (g)(h)	410	437
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 7.739% 3/25/2050 (a)(g)(h)	1,161	1,187
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (a)(g)(h)	1,474	1,521
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.374% 11/25/2053 (a)(g)(h)	4,882	5,567
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (a)(g)(h)	4,964	4,991
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.974% 5/25/2055 (a)(g)(h)	1,291	1,297
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(g)(h)	475	500
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (a)(g)(h)	456	476
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (a)(g)(h)	527	545
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.669% 11/5/2038 (a)(g)(h)	4,590	4,603
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(g)(h)	4,664	4,678
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (a)(g)(h)	6,723	6,773
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.642% 2/15/2042 (a)(g)(h)	1,329	1,326
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.191% 2/15/2042 (a)(g)(h)	1,824	1,823
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.75% 9/15/2042 (a)(g)(h)	8,227	8,252
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.491% 5/15/2039 (a)(g)(h)	486	485
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.015% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(g)	3,395	3,390
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.35% 10/15/2041 (a)(g)(h)	1,901	1,918
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.70% 1/15/2039 (a)(g)(h)	2,000	1,995
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (a)(g)(h)	4,894	4,858
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.09% 2/15/2042 (a)(g)(h)	6,182	6,158
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (g)	1,915	1,880
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.355% 8/15/2050 (g)(h)	791	744
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(g)(h)	1,658	1,675
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (g)(h)	3,000	2,961
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (g)	967	936
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (g)(h)	3,600	3,770

261	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (g)(h)	USD 903	$940
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (g)(h)	1,033	1,086
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (g)(h)	1,000	1,038
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (a)(g)(h)	360	363
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (a)(g)(h)	260	264
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(g)(h)	148	150
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(g)(h)	2,516	2,534
		388,310

Federal agency mortgage-backed obligations 3.09%
Fannie Mae Pool #DA5999 5.50% 3/1/2054 (g)	28	28
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (g)	13,429	13,796
Fannie Mae Pool #DB5508 5.50% 6/1/2054 (g)	132	134
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)	14,368	14,761
Fannie Mae Pool #FS8600 6.00% 7/1/2054 (g)	3,342	3,459
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (g)	264	271
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (g)	42	42
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (g)	299	307
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (g)	206	212
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (g)	108	110
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (g)	1,725	1,774
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (g)	498	512
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)	145	149
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)	47	48
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (g)	1,709	1,756
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (g)	7,002	7,195
FARM Mortgage Trust, Series 2024-1, Class B, 5.084% 10/1/2053 (a)(g)(h)	1,297	1,168
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (a)(g)(h)	911	827
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(g)(h)	9,528	9,671
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (g)	242	249
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (g)	890	914
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (g)	30	31
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (g)	4,565	4,690
Freddie Mac Pool #SD6800 6.00% 8/1/2054 (g)	7,901	8,139
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (g)	19	20
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (g)	22	23
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (g)	5,876	6,037
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (g)	206	211
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (g)	6,958	7,149
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (g)	27	28
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (g)	1,342	1,379
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (g)	214	220
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	22,899	23,528
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (g)	5,787	5,946
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (g)	6,247	6,420
		121,204

Collateralized mortgage-backed obligations (privately originated) 2.63%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(g)(h)	224	222
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(g)(h)	971	938
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(g)(h)	637	623
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(g)(h)	545	536
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(g)(h)	1,985	1,949
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.239% 1/25/2040 (a)(g)(h)	4,700	4,789
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(g)(h)	579	591

Capital Group Fixed Income ETF Trust	262

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (a)(g)(h)	USD 285	$299
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(b)(g)	4,688	4,545
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (a)(g)(h)	1,469	1,470
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 11.739% 9/25/2048 (a)(g)(h)	2,500	2,865
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.089% 1/25/2050 (a)(g)(h)	2,000	2,225
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.239% 1/25/2050 (a)(g)(h)	2,240	2,490
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.789% 2/25/2050 (a)(g)(h)	633	699
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.589% 3/25/2050 (a)(g)(h)	440	534
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.989% 8/25/2050 (a)(g)(h)	6,430	8,583
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.389% 9/25/2050 (a)(g)(h)	1,210	1,569
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.702% 10/25/2050 (a)(g)(h)	4,680	6,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.274% 11/25/2050 (a)(g)(h)	1,180	1,445
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.524% 12/25/2050 (a)(g)(h)	2,430	2,806
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(g)	4,691	4,592
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(g)(h)	3,089	3,175
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047 (a)(g)(h)	2,750	2,784
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(g)(h)	3,273	3,331
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(g)	6,043	6,113
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(g)	465	442
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(g)(h)	449	423
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(g)	534	507
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042 (a)(g)	1,799	1,696
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(g)	3,239	3,090
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 9/17/2042 (4.00% on 1/17/2026) (a)(b)(g)	13,393	13,078
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (a)(g)(h)	7,347	7,377
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.20% 10/17/2041 (a)(g)(h)	3,333	3,347
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 6.70% 10/17/2041 (a)(g)(h)	4,571	4,605
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(g)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(g)	100	102
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (a)(g)	2,998	3,042
		103,473
Total mortgage-backed obligations		612,987
Asset-backed obligations 7.77%
Auto loan 2.38%
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029 (a)(g)	347	350
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(g)	3,225	3,303
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(g)	6,480	6,611
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(g)	8,071	8,510
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(g)	8,071	8,419
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(g)	3,889	3,993
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(g)	5,980	6,144
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (a)(g)	750	739
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027 (a)(g)	369	370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028 (a)(g)	100	102

263	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(g)	USD 187	$191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(g)	578	594
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(g)	997	1,025
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(g)	1,541	1,585
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(g)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(g)	100	102
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(g)	3,000	3,269
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(g)	700	730
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(g)	1,125	1,167
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(g)	1,852	1,833
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(g)	118	120
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(g)	136	140
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(g)	1,751	1,783
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(g)	2,212	2,416
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (g)	559	572
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(g)	1,014	1,101
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(g)	1,100	1,190
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(g)	1,351	1,472
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(g)	1,170	1,221
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (g)	2,659	2,680
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028 (a)(g)	584	588
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(g)	68	70
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(g)	397	404
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(g)	950	1,015
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(g)	1,010	1,091
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(g)	1,170	1,223
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(g)	203	207
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(g)	300	306
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(g)	478	469
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(g)	233	245
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(g)	250	259
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(g)	3,298	3,355
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(g)	1,414	1,435
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(g)	250	265
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(g)	3,831	3,921
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(g)	1,310	1,325
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/26/2031 (a)(g)	453	464
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(g)	273	274
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(g)	543	542
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(g)	512	479
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(g)	5,142	5,192
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (g)	149	152
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (g)	3,327	3,343
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(g)	2,159	2,163
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(g)	3,000	3,058
		93,678

Other asset-backed securities 2.22%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(g)	1,228	1,232
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(g)	707	710
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(g)	744	760
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(g)	354	359
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(g)	139	142
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(g)	1,201	1,222
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(g)	4,037	4,056
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(g)	160	162
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(g)	4,839	4,922
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(g)	477	488
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(g)	400	417
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(g)	3,315	3,332

Capital Group Fixed Income ETF Trust	264

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(g)	USD 486	$495
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(g)	1,618	1,627
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(g)	4,883	4,920
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(g)	1,105	1,111
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(g)	3,361	3,390
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(g)	4,249	4,260
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(g)	6,835	6,854
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(g)	830	848
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(g)	201	168
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(g)	3,473	2,183
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(g)	17,287	17,402
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(g)	913	916
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(g)	598	600
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(g)	527	529
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(g)	433	449
SCF Equipment Trust, LLC, Series 2025-2A, Class B, 4.51% 6/20/2036 (a)(g)	5,167	5,195
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(g)	2,410	2,429
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(g)	573	578
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (a)(g)	1,444	1,448
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(g)	2,493	2,508
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(g)	4,651	4,677
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(g)	681	684
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(g)	360	361
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(g)	533	535
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(g)	1,042	1,050
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(g)	2,000	2,054
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(g)	2,000	2,066
		87,139

Credit card 1.33%
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(g)	5,000	5,051
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(g)	4,750	4,845
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(g)	246	249
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(g)	172	174
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(g)	479	480
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(g)	372	373
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(g)	448	449
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (a)(g)	4,000	4,038
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(g)	5,000	5,057
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (a)(g)	4,000	4,021
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(g)	1,271	1,278
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(g)	1,801	1,808
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(g)	1,209	1,210
Mission Lane Credit Card Master Trust, Series 2025-C, Class E, 7.66% 12/16/2030 (a)(g)	6,592	6,602
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(g)	8,583	8,649
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(g)	1,326	1,337
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(g)	854	859
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(g)	953	954
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(g)	5,000	5,055
		52,489

Collateralized loan obligations 1.32%
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.708% 7/25/2034 (a)(g)(h)	3,636	3,640
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.02% 4/25/2034 (a)(g)(h)	1,000	1,001
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.452% 5/17/2031 (a)(g)(h)	6,944	6,914
Canyon Capital CLO, Ltd., Series 2021-4A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.705% 10/15/2034 (a)(g)(h)	2,659	2,665

265	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.734% 10/20/2032 (a)(g)(h)	USD 2,820	$2,819
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.628% 10/20/2033 (a)(g)(h)	5,169	5,173
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.71% 4/23/2036 (a)(g)(h)	3,318	3,325
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.401% 1/20/2034 (a)(g)(h)	3,163	3,165
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.984% 7/20/2034 (a)(g)(h)	3,000	2,970
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.405% 1/15/2033 (a)(g)(h)	1,608	1,610
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 5.705% 7/15/2032 (a)(g)(h)	2,846	2,837
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.705% 7/15/2032 (a)(g)(h)	2,230	2,191
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(g)(h)	2,636	2,638
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(g)(h)	1,090	1,091
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.534% 10/20/2034 (a)(g)(h)	7,133	7,144
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.834% 4/20/2034 (a)(g)(h)	2,239	2,241
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 5.704% 4/20/2037 (a)(g)(h)	471	471
		51,895

Student loan 0.49%
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(g)	1,083	1,096
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(g)	859	866
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(g)	213	195
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(g)	102	93
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (a)(g)	415	425
SMB Private Education Loan Trust, Series 2025-B, Class C, 5.49% 3/17/2053 (a)(g)	1,202	1,207
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(g)	1,246	1,278
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(g)	7,496	7,615
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(g)	4,935	5,330
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(g)	1,000	1,041
		19,146

Collateralized mortgage-backed obligations (privately originated) 0.03%
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(g)	564	571
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(g)	458	463
		1,034
Total asset-backed obligations		305,381
Loans 1.29%
Information technology 0.34%
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (h)(i)	2,575	2,584
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (f)(h)(i)	75	75
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (h)(i)	4,355	4,270
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (h)(i)	1,700	1,666
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (h)(i)	1,506	1,504
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (h)(i)	3,342	3,335
		13,434

Capital Group Fixed Income ETF Trust	266

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Industrials 0.29%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (h)(i)	USD 12,086	$11,242

Communication services 0.27%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (h)(i)	1,094	1,095
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (h)(i)	8	8
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (h)(i)	3,535	3,544
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (h)(i)	1,080	1,082
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (h)(i)	3,999	3,936
X Corp., Term Loan B3, 9.50% 10/26/2029 (i)	1,000	998
		10,663

Financials 0.15%
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (h)(i)	2,130	2,174
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (h)(i)	41	41
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (h)(i)	2,750	2,766
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (h)(i)	811	823
		5,804

Health care 0.15%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (h)(i)	913	908
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (h)(i)	5,009	4,846
		5,754

Consumer discretionary 0.04%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (e)(h)(i)	204	204
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (d)(e)(h)(i)	193	193
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)	412	350
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.53% 6/30/2028 (h)(i)	81	68
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (h)(i)	798	799
		1,614

Consumer staples 0.04%
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (h)(i)	231	232
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.466% 5/1/2031 (h)(i)	1,177	1,186
		1,418

Utilities 0.01%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.466% 3/28/2031 (h)(i)	231	232
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (h)(i)	63	64
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.672% 11/25/2032 (h)(i)	330	331
		627

Materials 0.00%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (c)(d)(e)(h)(i)	10	3
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(d)(e)(h)(i)	10	3
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (c)(d)(e)(h)(i)	16	5
		11
Total loans		50,567

267	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 1.24%
U.S. Treasury 1.24%
U.S. Treasury 3.375% 11/30/2027	USD 10,000	$9,981
U.S. Treasury 4.00% 5/31/2030	3,602	3,649
U.S. Treasury 3.50% 11/30/2030 (j)	20,000	19,804
U.S. Treasury 3.75% 11/30/2032	9,500	9,395
U.S. Treasury 4.00% 11/15/2035 (j)	6,000	5,918
		48,747
Total U.S. Treasury bonds & notes		48,747
Municipals 0.05%
California 0.01%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	430	438

Puerto Rico 0.04%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (c)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (c)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (c)	45	30
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (c)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (c)	95	64
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (c)	135	90
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (c)	110	74
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (c)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (c)	35	23
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (c)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (c)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (c)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (c)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (c)	195	131
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (c)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (c)	110	74
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (c)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (c)	80	54
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (c)	310	208
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (c)	160	107
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (c)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (c)	175	117
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (c)	45	30
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (b)(c)	130	87
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (c)	35	23
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (c)	325	217
		1,425

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(c)	187	19
Total municipals		1,882
Total bonds, notes & other debt instruments (cost: $3,747,616,000)		3,776,027
Convertible bonds & notes 0.13%
Information technology 0.13%
Strategy, Inc., 0% 12/1/2029	6,400	5,271

Capital Group Fixed Income ETF Trust	268

Capital Group U.S. Multi-Sector Income ETF  (continued)
Common stocks 0.04%	Shares	Value (000)
Consumer discretionary 0.03%
Aimbridge Topco, LLC (e)(k)	17,246	$1,276

Information technology 0.01%
Diebold Nixdorf, Inc. (k)	3,082	209

Materials 0.00%
Venator Materials PLC (e)(k)	90	— (l)
Total common stocks (cost: $1,912,000)		1,485
Short-term securities 2.48%
Money market investments 2.48%
Capital Group Central Cash Fund 3.79% (m)(n)	972,853	97,295
Total short-term securities (cost: $97,273,000)		97,295
Options purchased (equity style) 0.01%
Options purchased (equity style)*		475
Total options purchased (equity style) (cost: $759,000)		475
Total investment securities 98.75% (cost: $3,853,224,000)		3,880,553
Total options written (equity style)† (0.01)% (premium received: $383,000)		(251)

Other assets less liabilities 1.26%	49,456
Net assets 100.00%	$3,929,758
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	4,460	3/13/2026	USD 96.63	USD 11,150	$446
3 Month SOFR Futures Option	198	12/11/2026	98.00	495	29
					$475
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	(4,460)	3/13/2026	USD 96.81	USD (11,150)	$(251)

269	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	948	3/31/2026	USD197,932	$(75)
5 Year U.S. Treasury Note Futures	Long	188	3/31/2026	20,549	(10)
10 Year Euro-Bund Futures	Short	30	3/6/2026	(4,497)	35
10 Year U.S. Treasury Note Futures	Short	501	3/20/2026	(56,331)	442
10 Year Ultra U.S. Treasury Note Futures	Short	296	3/20/2026	(34,045)	164
30 Year U.S. Treasury Bond Futures	Long	366	3/20/2026	42,307	(431)
30 Year Ultra U.S. Treasury Bond Futures	Short	316	3/20/2026	(37,288)	544
					$669
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	15,716	EUR	13,328	HSBC Bank	1/29/2026	$35
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.834%	Annual	SOFR	Annual	10/19/2026	USD13,500	$139	$—	$139
4.0715%	Annual	SOFR	Annual	11/15/2026	80,000	403	—	403
4.161%	Annual	SOFR	Annual	12/26/2026	35,000	244	—	244
3.256%	Annual	SOFR	Annual	10/27/2027	135,000	(166)	—	(166)
4.103%	Annual	SOFR	Annual	12/23/2027	82,000	1,231	—	1,231
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	575	—	575
4.077%	Annual	SOFR	Annual	12/23/2029	83,000	2,105	—	2,105
3.491%	Annual	SOFR	Annual	12/11/2030	205,000	319	—	319
4.0685%	Annual	SOFR	Annual	12/23/2031	25,000	729	—	729
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	1,306	—	1,306
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	154	—	154
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	803	—	803
SOFR	Annual	3.5065%	Annual	9/12/2035	140,000	3,087	—	3,087
SOFR	Annual	3.5575%	Annual	10/27/2035	115,000	2,150	—	2,150
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	150	—	150
3.9515%	Annual	SOFR	Annual	11/15/2039	22,000	(121)	—	(121)
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	83	—	83
3.901%	Annual	SOFR	Annual	11/21/2044	7,200	(237)	—	(237)
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	1,327	—	1,327
SOFR	Annual	3.268%	Annual	5/15/2049	750	104	—	104
SOFR	Annual	3.6455%	Annual	10/21/2049	16,000	1,318	—	1,318
SOFR	Annual	3.6675%	Annual	12/9/2049	11,000	872	—	872
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	157	—	157

Capital Group Fixed Income ETF Trust	270

Capital Group U.S. Multi-Sector Income ETF  (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	$1,732	$—	$1,732
SOFR	Annual	3.5625%	Annual	12/6/2054	4,700	482	—	482
						$18,946	$—	$18,946
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (o) (000)	Value at 12/31/2025(p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
5.00%	Quarterly	CDX.NA.HY.45	12/20/2030	USD81,685	$6,209	$5,881	$328
1.00%	Quarterly	CDX.NA.IG.S45	12/20/2030	USD6,642	151	152	(1)
1.00%	Quarterly	CDX.NA.IG.S45	12/20/2035	USD149,860	1,254	1,125	129
					$7,614	$7,158	$456
Investments in affiliates (n)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.48%
Money market investments 2.48%
Capital Group Central Cash Fund 3.79% (m)	$79,452	$1,008,863	$991,027	$(1)	$8	$97,295	$4,235
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	$1,644	$1,630	0.04%
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 8/9/2024	986	1,012	0.03
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)	6/23/2023 - 9/25/2025	775	873	0.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (h)(i)	9/12/2023	74	75	0.00 (q)
		$3,479	$3,590	0.10%

271	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,011,459,000, which represented 51.19% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Scheduled interest and/or principal payment was not received.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Value determined using significant unobservable inputs.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,567,000, which represented 1.29% of the net assets of the fund.

(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,791,000, which represented 0.50% of the net assets of the fund.
(k)	Non-income producing.
(l)	Amount less than one thousand.
(m)	Rate represents the seven-day yield at 12/31/2025.
(n)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(q)	Amount less than 0.01%.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	272

Financial statements
Statements of assets and liabilities at December 31, 2025(dollars and shares in thousands, except per-share amount)

	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,523,193	$6,364,186	$48,378
Affiliated issuers	147,218	333,993	3,942
Cash	308	2,558	94
Cash collateral pledged for futures contracts	—	—	88
Cash collateral pledged for forward currency contracts	—	—	—
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	17	—
Bilateral swaps, at value	—	—	—
Receivables for:
Sales of investments	—	132,539	1
Sales of fund’s shares	14,310	14,946	—
Dividends and interest	30,412	53,524	820
Variation margin on futures contracts	13,732	17,009	3
Variation margin on centrally cleared swap contracts	—	5,478	—
	3,729,173	6,924,250	53,326
Liabilities:
Cash collateral pledged for forward contracts	—	60	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	59,655	397,414	122
Investment advisory services	810	1,837	18
Variation margin on futures contract	14,732	17,649	6
Variation margin on centrally cleared swap contracts	211	5,918	—
	75,408	422,878	146
Commitments and contingencies*
Net assets at December 31, 2025	$3,653,765	$6,501,372	$53,180
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,629,707	$6,496,768	$52,527
Total distributable earnings (accumulated loss)	24,058	4,604	653
Net assets at December 31, 2025	$3,653,765	$6,501,372	$53,180
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$3,653,765	$6,501,372	$53,180
Shares outstanding	137,880	287,104	2,100
Net asset value per share	$26.50	$22.64	$25.32
Investment securities, at cost:
Unaffiliated issuers	$3,491,424	$6,314,911	$47,707
Affiliated issuers	147,184	333,895	3,941
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

273	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025 (continued)(dollars and shares in thousands, except per-share amount)

	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$146,974	$4,786,127	$2,454,777
Affiliated issuers	1,241	—	—
Cash	103	4,964	2,055
Cash collateral pledged for futures contracts	589	1,460	—
Cash collateral pledged for forward currency contracts	157	—	—
Cash collateral pledged for swap contracts	409	—	—
Cash denominated in currencies other than U.S. dollars	— †	—	—
Unrealized appreciation on open forward currency contracts	221	—	—
Bilateral swaps, at value	13	—	—
Receivables for:
Sales of investments	139	—	—
Sales of fund’s shares	—	3,282	—
Dividends and interest	1,551	50,867	27,762
Variation margin on futures contracts	13	18	—
Variation margin on centrally cleared swap contracts	—	—	—
	151,410	4,846,718	2,484,594
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Unrealized depreciation on open forward currency contracts	628	—	—
Bilateral swaps, at value	48	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	205	42,902	1,013
Investment advisory services	54	1,065	705
Variation margin on futures contract	—	—	—
Variation margin on centrally cleared swap contracts	12	—	—
	947	43,967	1,718
Commitments and contingencies*
Net assets at December 31, 2025	$150,463	$4,802,751	$2,482,876
Net assets consist of:
Capital paid in on shares of beneficial interest	$150,240	$4,731,671	$2,411,267
Total distributable earnings (accumulated loss)	223	71,080	71,609
Net assets at December 31, 2025	$150,463	$4,802,751	$2,482,876
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$150,463	$4,802,751	$2,482,876
Shares outstanding	5,940	175,620	97,750
Net asset value per share	$25.33	$27.35	$25.40
Investment securities, at cost:
Unaffiliated issuers	$145,030	$4,718,224	$2,387,918
Affiliated issuers	1,241	—	—
Cash denominated in currencies other than U.S. dollars, at cost	— †	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	274

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025 (continued)(dollars and shares in thousands, except per-share amount)

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,818,730	$955,674	$186,437
Affiliated issuers	89,376	—	—
Cash	255	418	49
Cash collateral pledged for futures contracts	—	50	—
Cash collateral pledged for forward currency contracts	—	—	—
Cash collateral pledged for swap contracts	—	469	142
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	—	—	—
Dividends and interest	12,596	10,621	1,212
Variation margin on futures contracts	— †	— †	— †
Variation margin on centrally cleared swap contracts	—	—	79
	1,920,957	967,232	187,919
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	48,669	13,219	1,195
Investment advisory services	388	199	28
Variation margin on futures contract	—	—	—
Variation margin on centrally cleared swap contracts	1	1	76
	49,058	13,419	1,299
Commitments and contingencies*
Net assets at December 31, 2025	$1,871,899	$953,813	$186,620
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,851,845	$943,140	$186,281
Total distributable earnings (accumulated loss)	20,054	10,673	339
Net assets at December 31, 2025	$1,871,899	$953,813	$186,620
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,871,899	$953,813	$186,620
Shares outstanding	72,000	36,240	7,380
Net asset value per share	$26.00	$26.32	$25.29
Investment securities, at cost:
Unaffiliated issuers	$1,802,034	$946,337	$186,097
Affiliated issuers	89,356	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

275	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025 (continued)(dollars and shares in thousands, except per-share amount)

U.S. Multi-Sector Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,783,258
Affiliated issuers	97,295
Cash	1,839
Cash collateral pledged for futures contracts	1,506
Cash collateral pledged for forward currency contracts	—
Cash collateral pledged for swap contracts	—
Cash denominated in currencies other than U.S. dollars	—
Unrealized appreciation on open forward currency contracts	35
Bilateral swaps, at value	—
Receivables for:
Sales of investments	41
Sales of fund’s shares	—
Dividends and interest	52,096
Variation margin on futures contracts	2,044
Variation margin on centrally cleared swap contracts	469
3,938,583
Liabilities:
Cash collateral pledged for forward contracts	—
Unrealized depreciation on open forward currency contracts	—
Bilateral swaps, at value	—
Options written, at value	251
Payables for:
Purchases of investments	5,353
Investment advisory services	1,266
Variation margin on futures contract	1,955
Variation margin on centrally cleared swap contracts	—
8,825
Commitments and contingencies*
Net assets at December 31, 2025	$3,929,758
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,886,289
Total distributable earnings (accumulated loss)	43,469
Net assets at December 31, 2025	$3,929,758
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$3,929,758
Shares outstanding	142,200
Net asset value per share	$27.64
Investment securities, at cost:
Unaffiliated issuers	$3,755,951
Affiliated issuers	97,273
Cash denominated in currencies other than U.S. dollars, at cost	—
Premiums received on options written	383

*	Refer to Note 5 for further information on unfunded commitments.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	276

Financial statements (continued)
Statements of operations for the year ended December 31, 2025(dollars in thousands)

	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF[1]
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$123,159	$328,055	$1,591
Dividends:
Unaffiliated issuers	—	—	5
Affiliated issuers	4,028	22,381	97
	127,187	350,436	1,693
	127,187	350,436	1,693
Fees and expenses:
Investment advisory services	6,888	17,671	105
Other	9	19	— [3]
Total fees and expenses	6,897	17,690	105
Net investment income	120,290	332,746	1,588
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(9,487)	(1,726)	8
Affiliated issuers	(45)	(40)	(1)
In-kind redemptions	10,194	9,193	—
Options written	—	—	—
Futures contracts	10,546	6,605	—
Forward currency contracts	—	(710)	—
Swap contracts	(2,187)	(62,542)	—
Currency transactions	—	(111)	—
	9,021	(49,331)	7
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	46,190	86,220	671
Affiliated issuers	32	50	1
Options written	—	—	—
Futures contracts	(219)	(4,770)	(6)
Forward currency contracts	—	(147)	—
Swap contracts	30	6,866	—
Currency translations	—	15	— [3]
	46,033	88,234	666
Net realized gain (loss) and unrealized appreciation (depreciation)	55,054	38,903	673
Net increase (decrease) in net assets resulting from operations	$175,344	$371,649	$2,261

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

277	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of operations for the year ended December 31, 2025 (continued)(dollars in thousands)

	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$2,845	$135,847	$45,480
Dividends:
Unaffiliated issuers	1	—	—
Affiliated issuers	105	—	—
	2,951	135,847	45,480
	2,951	135,847	45,480
Fees and expenses:
Investment advisory services	297	9,540	3,223
Other	— [3]	46	7
Total fees and expenses	297	9,586	3,230
Net investment income	2,654	126,261	42,250
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(41)	(3,488)	2,008
Affiliated issuers	(1)	—	—
In-kind redemptions	—	777	1,140
Options written	—	—	—
Futures contracts	271	535	405
Forward currency contracts	(829)	—	—
Swap contracts	(236)	765	—
Currency transactions	(1,301)	—	—
	(2,137)	(1,411)	3,553
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	3,121	72,604	67,169
Affiliated issuers	— [3]	—	—
Options written	—	—	—
Futures contracts	(48)	91	—
Forward currency contracts	(1,401)	—	—
Swap contracts	76	(774)	—
Currency translations	28	—	—
	1,776	71,921	67,169
Net realized gain (loss) and unrealized appreciation (depreciation)	(361)	70,510	70,722
Net increase (decrease) in net assets resulting from operations	$2,293	$196,771	$112,972

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	278

Financial statements (continued)
Statements of operations for the year ended December 31, 2025 (continued)(dollars in thousands)

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$75,631	$26,389	$3,757
Dividends:
Unaffiliated issuers	—	—	—
Affiliated issuers	4,045	—	—
	79,676	26,389	3,757
	79,676	26,389	3,757
Fees and expenses:
Investment advisory services	3,387	1,838	141
Other	5	6	— [3]
Total fees and expenses	3,392	1,844	141
Net investment income	76,284	24,545	3,616
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	1,671	109	(61)
Affiliated issuers	(8)	—	—
In-kind redemptions	330	210	58
Options written	57	—	—
Futures contracts	(644)	(138)	(15)
Forward currency contracts	—	—	—
Swap contracts	(11,593)	(593)	(223)
Currency transactions	—	—	—
	(10,187)	(412)	(241)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	13,595	9,147	231
Affiliated issuers	11	—	—
Options written	—	—	—
Futures contracts	(160)	—	(1)
Forward currency contracts	—	—	—
Swap contracts	894	68	38
Currency translations	—	—	—
	14,340	9,215	268
Net realized gain (loss) and unrealized appreciation (depreciation)	4,153	8,803	27
Net increase (decrease) in net assets resulting from operations	$80,437	$33,348	$3,643

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

279	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of operations for the year ended December 31, 2025 (continued)(dollars in thousands)

U.S. Multi-Sector Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$222,930
Dividends:
Unaffiliated issuers	—
Affiliated issuers	4,235
227,165
227,165
Fees and expenses:
Investment advisory services	11,340
Other	10
Total fees and expenses	11,350
Net investment income	215,815
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	2,546
Affiliated issuers	(1)
In-kind redemptions	1,678
Options written	(630)
Futures contracts	1,923
Forward currency contracts	(383)
Swap contracts	(37,916)
Currency transactions	(130)
(32,913)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	31,349
Affiliated issuers	8
Options written	132
Futures contracts	669
Forward currency contracts	(46)
Swap contracts	4,049
Currency translations	10
36,171
Net realized gain (loss) and unrealized appreciation (depreciation)	3,258
Net increase (decrease) in net assets resulting from operations	$219,073

[1]	For the period June 24, 2025, commencement of operations, through December 31, 2025.
[2]	Additional information related to non-U.S. taxes is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	280

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Core Bond ETF		Core Plus Income ETF		High Yield Bond ETF
	Year ended	Year ended	Year ended	Year ended	Period ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025*
Operations:
Net investment income	$120,290	$34,549	$332,746	$185,128	$1,588
Net realized gain (loss)	9,021	(8,842)	(49,331)	(37,734)	7
Net unrealized appreciation (depreciation)	46,033	(21,692)	88,234	(81,746)	666
Net increase (decrease) in net assets resulting from operations	175,344	4,015	371,649	65,648	2,261
Distributions paid to shareholders	(113,910)	(33,238)	(274,566)	(143,463)	(1,608)
Net capital share transactions	2,012,855	1,512,134	2,419,409	2,497,645	52,527
Total increase (decrease) in net assets	2,074,289	1,482,911	2,516,492	2,419,830	53,180
Net assets:
Beginning of period	1,579,476	96,565	3,984,880	1,565,050	—
End of period	$3,653,765	$1,579,476	$6,501,372	$3,984,880	$53,180

	International Bond ETF (USD-Hedged)		Municipal Income ETF		Municipal High-Income ETF
	Year ended	Period ended	Year ended	Year ended	Year ended	Period ended
	December 31, 2025	December 31, 2024†	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024†
Operations:
Net investment income	$2,654	$915	$126,261	$52,969	$42,250	$1,196
Net realized gain (loss)	(2,137)	708	(1,411)	(544)	3,553	8
Net unrealized appreciation (depreciation)	1,776	(247)	71,921	(19,983)	67,169	(310)
Net increase (decrease) in net assets resulting from operations	2,293	1,376	196,771	32,442	112,972	894
Distributions paid to shareholders	(2,623)	(823)	(122,400)	(49,415)	(39,939)	(1,137)
Net capital share transactions	100,740	49,500	2,061,969	2,166,571	2,325,291	84,795
Total increase (decrease) in net assets	100,410	50,053	2,136,340	2,149,598	2,398,324	84,552
Net assets:
Beginning of period	50,053	—	2,666,411	516,813	84,552	—
End of period	$150,463	$50,053	$4,802,751	$2,666,411	$2,482,876	$84,552

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

281	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Short Duration Income ETF		Short Duration Municipal Income ETF		Ultra Short Income ETF
	Year ended	Year ended	Year ended	Year ended	Year ended	Period ended
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024†
Operations:
Net investment income	$76,284	$37,836	$24,545	$8,648	$3,616	$839
Net realized gain (loss)	(10,187)	(10,210)	(412)	(269)	(241)	46
Net unrealized appreciation (depreciation)	14,340	3,101	9,215	(706)	268	110
Net increase (decrease) in net assets resulting from operations	80,437	30,727	33,348	7,673	3,643	995
Distributions paid to shareholders	(63,573)	(27,757)	(23,144)	(8,036)	(3,383)	(857)
Net capital share transactions	980,680	538,988	389,732	507,840	151,691	34,531
Total increase (decrease) in net assets	997,544	541,958	399,936	507,477	151,951	34,669
Net assets:
Beginning of period	874,355	332,397	553,877	46,400	34,669	—
End of period	$1,871,899	$874,355	$953,813	$553,877	$186,620	$34,669

	U.S. Multi-Sector Income ETF
	Year ended	Year ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income	$215,815	$77,052
Net realized gain (loss)	(32,913)	(9,679)
Net unrealized appreciation (depreciation)	36,171	(6,619)
Net increase (decrease) in net assets resulting from operations	219,073	60,754
Distributions paid to shareholders	(182,781)	(64,695)
Net capital share transactions	1,942,833	1,575,085
Total increase (decrease) in net assets	1,979,125	1,571,144
Net assets:
Beginning of period	1,950,633	379,489
End of period	$3,929,758	$1,950,633

*	For the period June 24, 2025, commencement of operations, through December 31, 2025.
†	For the period June 25, 2024, commencement of operations, through December 31, 2024.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	282

Notes to financial statements
1.  Organization

Capital Group Fixed Income ETF Trust (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The series consists of four nondiversified exchange-traded funds: Capital Group Core Bond ETF (“Core Bond ETF”), Capital Group International Bond ETF (USD-Hedged) (“International Bond ETF (USD-Hedged)”), Capital Group Short Duration Municipal Income ETF (“Short Duration Municipal Income ETF”) and Capital Group Ultra Short Income ETF (“Ultra Short Income ETF”), and six diversified exchange-traded funds: Capital Group Core Plus Income ETF (“Core Plus Income ETF”), Capital Group High Yield Bond ETF ("High Yield Bond ETF"), Capital Group Municipal Income ETF (“Municipal Income ETF”), Capital Group Municipal High-Income ETF (“Municipal High-Income ETF"), Capital Group Short Duration Income ETF (“Short Duration Income ETF”) and Capital Group U.S. Multi-Sector Income ETF (“U.S. Multi-Sector Income ETF”) (each a “fund”, or collectively, the “funds”).
The investment objective(s) for each fund are as follows:
Core Bond ETF — To provide as high a level of current income as is consistent with the preservation of capital.
Core Plus Income ETF — To provide current income and seek maximum total return, consistent with preservation of capital.
High Yield Bond ETF — To provide a high level of current income. Its secondary investment objective is capital appreciation.
International Bond ETF (USD-Hedged) — To provide a high level of current income as is consistent with the preservation of capital.
Municipal Income ETF — To provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Municipal High-Income ETF — To provide a high level of current income exempt from regular federal income tax.
Short Duration Income ETF — To provide current income, consistent with a short duration profile and with the preservation of capital.
Short Duration Municipal Income ETF — To provide current income exempt from regular federal income tax, consistent with a short duration profile and with the preservation of capital.
Ultra Short Income ETF — To provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.
U.S. Multi-Sector Income ETF — To provide a high level of current income. The secondary objective is to provide capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team.  A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals.  The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions.  Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

283	Capital Group Fixed Income ETF Trust

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Group Fixed Income ETF Trust	284

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by each funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by each funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated each funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

285	Capital Group Fixed Income ETF Trust

Classifications — Each funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of December 31, 2025, were as follows (dollars in thousands):
Core Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$1,489,071	$—	$1,489,071
Mortgage-backed obligations	—	1,144,138	—	1,144,138
U.S. Treasury bonds & notes	—	529,489	—	529,489
Asset-backed obligations	—	339,331	—	339,331
Bonds & notes of governments & government agencies outside the U.S.	—	19,046	—	19,046
Loans	—	—	1,389	1,389
Municipals	—	729	—	729
Short-term securities	147,218	—	—	147,218
Total	$147,218	$3,521,804	$1,389	$3,670,411

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$121	$—	$—	$121
Unrealized appreciation on centrally cleared interest rate swaps	—	1	—	1
Unrealized appreciation on centrally cleared credit default swaps	—	37	—	37
Liabilities:
Unrealized depreciation on futures contracts	(4,148)	—	—	(4,148)
Unrealized depreciation on centrally cleared interest rate swaps	—	(14)	—	(14)
Total	$(4,027)	$24	$—	$(4,003)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Core Plus Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,740,199	$—	$2,740,199
Corporate bonds and notes	—	1,997,090	592	1,997,682
U.S. Treasury bonds & notes	—	1,033,731	—	1,033,731
Asset-backed obligations	—	471,221	—	471,221
Bonds & notes of governments & government agencies outside the U.S.	—	99,251	—	99,251
Loans	—	17,179	634	17,813
Municipals	—	4,187	—	4,187
Common stocks	102	—	—	102
Short-term securities	333,993	—	—	333,993
Total	$334,095	$6,362,858	$1,226	$6,698,179

Capital Group Fixed Income ETF Trust	286

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,906	$—	$—	$1,906
Unrealized appreciation on open forward currency contracts	—	17	—	17
Unrealized appreciation on centrally cleared interest rate swaps	—	9,762	—	9,762
Liabilities:
Unrealized depreciation on futures contracts	(5,000)	—	—	(5,000)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,873)	—	(1,873)
Total	$(3,094)	$7,906	$—	$4,812

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
High Yield Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$45,611	$—	$45,611
Loans	—	847	—	847
Convertible bonds & notes	—	1,642	—	1,642
Convertible stocks	138	—	—	138
Common stocks	140	—	—	140
Short-term securities	3,942	—	—	3,942
Total	$4,220	$48,100	$—	$52,320

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(6)	$—	$—	$(6)
Total	$(6)	$—	$—	$(6)

*	Futures contracts are not included in the investment portfolio.

287	Capital Group Fixed Income ETF Trust

International Bond ETF (USD-Hedged)
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$43,753	$—	$43,753
British pounds	—	13,824	—	13,824
Chinese yuan renminbi	—	13,110	—	13,110
Japanese yen	—	10,472	—	10,472
Canadian dollars	—	8,948	—	8,948
Malaysian ringgits	—	6,641	—	6,641
Brazilian reais	—	6,344	—	6,344
Australian dollars	—	5,675	—	5,675
South Korean won	—	5,454	—	5,454
Hungarian forints	—	3,562	—	3,562
New Zealand dollars	—	2,523	—	2,523
Philippine pesos	—	2,249	—	2,249
Czech korunas	—	1,841	—	1,841
Chilean pesos	—	1,187	—	1,187
Norwegian kroner	—	1,067	—	1,067
Colombian pesos	—	763	—	763
Mexican pesos	—	594	—	594
Turkish lira	—	209	—	209
U.S. dollars	—	18,758	—	18,758
Short-term securities	1,241	—	—	1,241
Total	$1,241	$146,974	$—	$148,215

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$116	$—	$—	$116
Unrealized appreciation on open forward currency contracts	—	221	—	221
Unrealized appreciation on centrally cleared interest rate swaps	—	48	—	48
Unrealized appreciation on bilateral interest rate swaps	—	13	—	13
Unrealized appreciation on centrally cleared credit default swaps	—	22	—	22
Liabilities:
Unrealized depreciation on futures contracts	(133)	—	—	(133)
Unrealized depreciation on open forward currency contracts	—	(628)	—	(628)
Unrealized depreciation on centrally cleared interest rate swaps	—	(34)	—	(34)
Unrealized depreciation on bilateral interest rate swaps	—	(48)	—	(48)
Total	$(17)	$(406)	$—	$(423)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Capital Group Fixed Income ETF Trust	288

Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$613,639	$510	$614,149
New York	—	432,458	—	432,458
California	—	421,652	—	421,652
Illinois	—	302,037	—	302,037
Alabama	—	272,214	—	272,214
Florida	—	213,461	—	213,461
Washington	—	166,671	—	166,671
Colorado	—	143,084	—	143,084
Pennsylvania	—	132,065	—	132,065
Ohio	—	131,492	—	131,492
Other	—	1,635,175	—	1,635,175
Common stocks	—	—	— *	— *
Short-term securities	—	321,669	—	321,669
Total	$—	$4,785,617	$510	$4,786,127

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$254	$—	$—	$254
Liabilities:
Unrealized depreciation on futures contracts	(163)	—	—	(163)
Total	$91	$—	$—	$91

*	Amount less than one thousand.
†	Futures contracts are not included in the investment portfolio.
Municipal High-Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
California	$—	$226,623	$—	$226,623
Texas	—	207,119	—	207,119
Colorado	—	174,911	—	174,911
New York	—	172,487	—	172,487
Illinois	—	156,824	—	156,824
Florida	—	148,962	—	148,962
Puerto Rico	—	134,843	—	134,843
Wisconsin	—	121,969	—	121,969
Pennsylvania	—	87,707	—	87,707
Arizona	—	71,569	—	71,569
Other	—	881,488	—	881,488
Rights & warrants	—	—	— *	— *
Short-term securities	—	70,275	—	70,275
Total	$—	$2,454,777	$— *	$2,454,777
* Amount less than one thousand.

289	Capital Group Fixed Income ETF Trust

Short Duration Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$731,038	$—	$731,038
Mortgage-backed obligations	—	608,807	—	608,807
Asset-backed obligations	—	450,899	—	450,899
U.S. Treasury bonds & notes	—	20,072	—	20,072
Bonds & notes of governments & government agencies outside the U.S.	—	6,233	—	6,233
Loans	—	—	1,681	1,681
Short-term securities	89,376	—	—	89,376
Total	$89,376	$1,817,049	$1,681	$1,908,106

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$3,749	$—	$3,749
Total	$—	$3,749	$—	$3,749

*	Interest rate swaps are not included in the investment portfolio.
Short Duration Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
California	$—	$128,977	$—	$128,977
Texas	—	87,649	—	87,649
New York	—	63,978	—	63,978
Florida	—	59,319	—	59,319
Illinois	—	48,830	—	48,830
Virginia	—	28,787	—	28,787
North Carolina	—	28,777	—	28,777
Kentucky	—	28,756	—	28,756
Alabama	—	27,648	—	27,648
Colorado	—	27,338	—	27,338
Other	—	368,175	—	368,175
Short-term securities	—	57,440	—	57,440
Total	$—	$955,674	$—	$955,674

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$393	$—	$393
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(17)	—	(17)
Total	$—	$376	$—	$376

*	Interest rate swaps are not included in the investment portfolio.

Capital Group Fixed Income ETF Trust	290

Ultra Short Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$97,117	$—	$97,117
Asset-backed obligations	—	41,517	—	41,517
Mortgage-backed obligations	—	7,118	—	7,118
Short-term securities	—	40,685	—	40,685
Total	$—	$186,437	$—	$186,437

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$38	$—	$38
Total	$—	$38	$—	$38

*	Interest rate swaps are not included in the investment portfolio.
U.S. Multi-Sector Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$2,756,069	$394	$2,756,463
Mortgage-backed obligations	—	612,987	—	612,987
Asset-backed obligations	—	305,381	—	305,381
Loans	—	50,159	408	50,567
U.S. Treasury bonds & notes	—	48,747	—	48,747
Municipals	—	1,882	—	1,882
Convertible bonds & notes	—	5,271	—	5,271
Common stocks	209	—	1,276	1,485
Short-term securities	97,295	—	—	97,295
Options purchased on futures (equity style)	475	—	—	475
Total	$97,979	$3,780,496	$2,078	$3,880,553

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,185	$—	$—	$1,185
Unrealized appreciation on open forward currency contracts	—	35	—	35
Unrealized appreciation on centrally cleared interest rate swaps	—	19,470	—	19,470
Unrealized appreciation on centrally cleared credit default swaps	—	457	—	457
Liabilities:
Value of options written (equity style)	(251)	—	—	(251)
Unrealized depreciation on futures contracts	(516)	—	—	(516)
Unrealized depreciation on centrally cleared interest rate swaps	—	(524)	—	(524)
Unrealized depreciation on centrally cleared credit default swaps	—	(1)	—	(1)
Total	$418	$19,437	$—	$19,855

*	Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

291	Capital Group Fixed Income ETF Trust

4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below (as applicable).
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of a fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of a fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the net asset value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Capital Group Fixed Income ETF Trust	292

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.
Investing in financials — Under normal circumstances, a significant portion of a fund’s portfolio will be comprised of securities issued by companies in the financials group of industries. As a result, a fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, a fund’s investments may lose value during such periods.
Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.
Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.

293	Capital Group Fixed Income ETF Trust

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for a fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.

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When a fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S. and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio.
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Currency hedging risk — A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. In addition, the reduction of a fund’s exposure to currency risks limits a fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns.

295	Capital Group Fixed Income ETF Trust

A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate a fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between a fund’s exposure to non-U.S. currencies and the U.S. dollar. Additionally, there are transaction costs the fund will incur to hedge its foreign currency exposure. A fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of a fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.
Insured municipal bonds – A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Alternative minimum tax — A fund may invest in securities, including in "private activity bonds," that may be subject to federal alternative minimum tax. Therefore, while a fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.
Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the political considerations to which the government may be subject. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. In the event of a default on sovereign or quasi-sovereign debt, a fund may also have limited legal recourse against the defaulting government entity.
A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or the shareholder’s account is tax-favored. These costs and tax effects may adversely affect a fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.

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Market trading — The funds’ shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in a fund’s net asset value (“NAV”), the intraday value of a fund’s holdings, and supply and demand for a fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of a fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which the investors are willing to sell fund shares (the “ask” price). Purchasing a fund’s shares when its market price is at a premium or selling a fund’s shares when its market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively.
Foreign securities held by a fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when a fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized Participant concentration — Only authorized participants may engage in creation or redemption transactions directly with a fund, and none of them is obligated to do so. A fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by a fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — As nondiversified funds, each fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Cash transactions — Each fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When a fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If a fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, a fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights tables.

297	Capital Group Fixed Income ETF Trust

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — Capital Group Core Plus Income ETF and Capital Group Municipal Income ETF have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2025, the maximum exposure from these unfunded commitments for Capital Group Core Plus Income ETF was $235,000 and Capital Group Municipal Income ETF was $189,000, respectively, which would represent less than 0.01% for Capital Group Core Plus Income ETF and 0.01% for  Capital Group Municipal Income ETF respectively, of the net assets of each fund should such commitments become due.
Option contracts — Some of the funds have has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations.
Option contracts can take different forms. Some of the funds have has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

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Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an

299	Capital Group Fixed Income ETF Trust

agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protected buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as protection sellers, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

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The following table presents the average month-end notional amounts of options on futures, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
Core Bond ETF	Not applicable	$861,958	Not applicable	$106,480	$69,026
Core Plus Income ETF	Not applicable	2,731,189	$10,220	1,367,210	85,000*
High Yield Bond ETF	Not applicable	4,980	Not applicable	Not applicable	Not applicable
International Bond ETF (USD-Hedged)	Not applicable	48,700	58,813	78,515	2,825
Municipal Income ETF	Not applicable	223,417	Not applicable	Not applicable	Not applicable
Municipal High-Income ETF	Not applicable	9,087*	Not applicable	Not applicable	Not applicable
Short Duration Income ETF	$15,335*	476,314*	Not applicable	316,650	Not applicable
Short Duration Municipal Income ETF	Not applicable	33,675*	Not applicable	86,185	Not applicable
Ultra Short Income ETF	Not applicable	3,218*	Not applicable	22,457	Not applicable
U.S. Multi-Sector Income ETF	21,662	479,285	16,401	839,767	97,529

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
Core Bond ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$121	Unrealized depreciation*	$4,148
Swap (centrally cleared)	Interest	Unrealized appreciation*	1	Unrealized depreciation*	14
Swap (centrally cleared)	Credit	Unrealized appreciation*	37	Unrealized depreciation*	—
			$159		$4,162

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$10,546	Net unrealized appreciation (depreciation) on futures contracts	$(219)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,848)	Net unrealized appreciation (depreciation) on swap contracts	43
Swap	Credit	Net realized gain (loss) on swap contracts	661	Net unrealized appreciation (depreciation) on swap contracts	(13)
			$8,359		$(189)
Refer to the end of the table(s) for footnote(s).

301	Capital Group Fixed Income ETF Trust

Core Plus Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,906	Unrealized depreciation*	$5,000
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	17	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	9,762	Unrealized depreciation*	1,873
			$11,685		$6,873

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$6,605	Net unrealized appreciation (depreciation) on futures contracts	$(4,770)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(710)	Net unrealized appreciation (depreciation) forward currency contracts	(147)
Swap	Interest	Net realized gain (loss) on swap contracts	(64,081)	Net unrealized appreciation (depreciation) on swap contracts	6,866
Swap	Credit	Net realized gain (loss) on swap contracts	1,539	Net unrealized appreciation (depreciation) on swap contracts	—
			$(56,647)		$1,949
High Yield Bond ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$6

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$—	Net unrealized appreciation (depreciation) on futures contracts	$(6)
International Bond ETF (USD-Hedged)
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$116	Unrealized depreciation*	$133
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	221	Unrealized depreciation on open forward currency contracts	628
Swap (centrally cleared)	Interest	Unrealized appreciation*	48	Unrealized depreciation*	34
Swap (bilateral)	Interest	Bilateral swaps, at value	13	Bilateral swaps, at value	48
Swap (centrally cleared)	Credit	Unrealized appreciation*	22	Unrealized depreciation*	—
			$420		$843

Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	302

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$271	Net unrealized appreciation (depreciation) on futures contracts	$(48)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(829)	Net unrealized appreciation (depreciation) forward currency contracts	(1,401)
Swap	Interest	Net realized gain (loss) on swap contracts	(282)	Net unrealized appreciation (depreciation) on swap contracts	51
Swap	Credit	Net realized gain (loss) on swap contracts	46	Net unrealized appreciation (depreciation) on swap contracts	25
			$(794)		$(1,373)
Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$254	Unrealized depreciation*	$163

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$535	Net unrealized appreciation (depreciation) on futures contracts	$91
Swap	Interest	Net realized gain (loss) on swap contracts	765	Net unrealized appreciation (depreciation) on swap contracts	(774)
			$1,300		$(683)
Municipal High-Income ETF
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$405	Net unrealized appreciation (depreciation) on futures contracts	$—
Short Duration Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$3,749	Unrealized depreciation*	$—

Refer to the end of the table(s) for footnote(s).

303	Capital Group Fixed Income ETF Trust

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(165)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	57	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	(644)	Net unrealized appreciation (depreciation) on futures contracts	(160)
Swap	Interest	Net realized gain (loss) on swap contracts	(11,593)	Net unrealized appreciation (depreciation) on swap contracts	894
			$(12,345)		$734
Short Duration Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$393	Unrealized depreciation*	$17

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(138)	Net unrealized appreciation (depreciation) on futures contracts	$—
Swap	Interest	Net realized gain (loss) on swap contracts	(593)	Net unrealized appreciation (depreciation) on swap contracts	68
			$(731)		$68
Ultra Short Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$38	Unrealized depreciation*	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(15)	Net unrealized appreciation (depreciation) on futures contracts	$(1)
Swap	Interest	Net realized gain (loss) on swap contracts	(223)	Net unrealized appreciation (depreciation) on swap contracts	38
			$(238)		$37
Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	304

U.S. Multi-Sector Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$475	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	251
Futures	Interest	Unrealized appreciation*	1,185	Unrealized depreciation*	516
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	35	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	19,470	Unrealized depreciation*	524
Swap (centrally cleared)	Credit	Unrealized appreciation*	457	Unrealized depreciation*	1
			$21,622		$1,292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$188	Net unrealized appreciation (depreciation) on investments	$(284)
Options written (equity style)	Interest	Net realized gain (loss) on options written	(630)	Net unrealized appreciation (depreciation) on options written	132
Futures	Interest	Net realized gain (loss) on futures contracts	1,923	Net unrealized appreciation (depreciation) on futures contracts	669
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(383)	Net unrealized appreciation (depreciation) forward currency contracts	(46)
Swap	Interest	Net realized gain (loss) on swap contracts	(41,660)	Net unrealized appreciation (depreciation) on swap contracts	3,474
Swap	Credit	Net realized gain (loss) on swap contracts	3,744	Net unrealized appreciation (depreciation) on swap contracts	575
			$(36,818)		$4,520

*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of options contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts and/or bilateral interest rate swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

305	Capital Group Fixed Income ETF Trust

The following tables present each fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Core Plus Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$17	$—	$—	$—	$17
International Bond ETF (USD-Hedged)
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$1	$(1)	$—	$—	$—
Citibank	162	(87)	—	—	75
Goldman Sachs	14	(14)	—	—	—
HSBC Bank	48	(30)	—	—	18
JPMorgan Chase Bank	— †	— †	—	—	—
Morgan Stanley	5	(5)	—	—	—
Standard Chartered Bank	4	(4)	—	—	—
Total	$234	$(141)	$—	$—	$93
Liabilities:
Bank of New York	$17	$—	$—	$—	$17
Barclays Bank PLC	54	—	—	—	54
BNP Paribas	41	(1)	—	—	40
Citibank	87	(87)	—	—	—
Goldman Sachs	110	(14)	—	—	96
HSBC Bank	30	(30)	—	—	—
JPMorgan Chase Bank	117	— †	—	—	117
Morgan Stanley	106	(5)	—	—	101
Standard Chartered Bank	38	(4)	—	—	34
UBS AG	76	—	(76)	—	—
Total	$676	$(141)	$(76)	$—	$459
U.S. Multi-Sector Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$35	$—	$—	$—	$35

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.

Capital Group Fixed Income ETF Trust	306

6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

307	Capital Group Fixed Income ETF Trust

Additional tax basis disclosures for each fund as of December 31, 2025, were as follows (dollars in thousands):
	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF	International Bond ETF (USD-Hedged)	Municipal Income ETF
Undistributed tax-exempt income	$—	$—	$—	$—	$5,443
Undistributed ordinary income	812	2,697	— [1]	—	61
Late year ordinary loss deferral[2]	—	—	—	1,516	—
Undistributed long-term capital gains	—	—	—	—	—
Capital loss carryforward[3]	(8,486)	(53,805)	—	(71)	(2,396)
Capital loss carryforward utilized	4,427	—	—	—	—
Gross unrealized appreciation on investments	37,797	107,350	1,013	3,424	75,525
Gross unrealized depreciation on investments	(5,884)	(50,171)	(342)	(1,623)	(7,532)
Net unrealized appreciation (depreciation) on investments	31,913	57,179	671	1,801	67,993
Cost of investments	3,634,496	6,645,795	51,643	146,260	4,718,225
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	10,191	9,193	—	—	866

[1]	Amount less than one thousand.
[2]	This deferral is considered incurred in the subsequent year.
[3]
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

	Municipal High-Income ETF	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
Undistributed tax-exempt income	$2,145	$—	$852	$—	$—
Undistributed ordinary income	2,076	426	24	52	2,358
Late year ordinary loss deferral[2]	—	—	—	—	—
Undistributed long-term capital gains	374	—	88	—	—
Capital loss carryforward[3]	—	(836)	—	(91)	(3,608)
Capital loss carryforward utilized	14	1,781	69	—	—
Gross unrealized appreciation on investments	70,502	22,287	9,910	402	93,680
Gross unrealized depreciation on investments	(3,475)	(1,823)	(202)	(24)	(47,084)
Net unrealized appreciation (depreciation) on investments	67,027	20,464	9,708	378	46,596
Cost of investments	2,387,750	1,891,391	946,342	186,097	3,860,971
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	1,158	330	214	59	1,678

[2]	This deferral is considered incurred in the subsequent year.
[3]
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Capital Group Fixed Income ETF Trust	308

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2025				Year ended December 31, 2024
Fund	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid
Core Bond ETF	$113,910	$—	$—	$113,910	$33,238	$—	$—	$33,238
Core Plus Income ETF	274,566	—	—	274,566	143,463	—	—	143,463
High Yield Bond ETF	1,608 *	—	—	1,608 *
International Bond ETF (USD-Hedged)	2,571	—	52	2,623	738 †	—	85 †	823 †
Municipal Income ETF	—	122,400	—	122,400	—	49,415	—	49,415
Municipal High-Income ETF	—	39,939	—	39,939	—	1,137 †	—	1,137 †
Short Duration Income ETF	63,573	—	—	63,573	27,757	—	—	27,757
Short Duration Municipal Income ETF	—	23,144	—	23,144	—	8,036	—	8,036
Ultra Short Income ETF	3,379	—	4	3,383	846 †	—	11 †	857 †
U.S. Multi-Sector Income ETF	182,781	—	—	182,781	64,695	—	—	64,695

*	For the period June 24, 2025, commencement of operations, through December 31, 2025.
†	For the period June 25, 2024, commencement of operations, through December 31, 2024.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Core Bond ETF	0.27%
Core Plus Income ETF	0.34
High Yield Bond ETF	0.39
International Bond ETF (USD-Hedged)	0.45
Municipal Income ETF	0.27
Municipal High-Income ETF	0.34
Short Duration Income ETF	0.25
Short Duration Municipal Income ETF	0.25
Ultra Short Income ETF	0.18
U.S. Multi-Sector Income ETF	0.39
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

309	Capital Group Fixed Income ETF Trust

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Municipal Income ETF	$10,155	$—	$—
Municipal High-Income ETF	1,597,803	—	—
Short Duration Municipal Income ETF	5,689	2,477	(98)
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended December 31, 2025.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

Capital Group Fixed Income ETF Trust	310

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Core Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$2,646,065	100,560	$—	—	$(633,210)	(24,000)	$2,012,855	76,560
Year ended December 31, 2024
$1,523,500	58,080	$—	—	$(11,366)	(420)	$1,512,134	57,660
Core Plus Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$2,630,079	116,760	$—	—	$(210,670)	(9,300)	$2,419,409	107,460
Year ended December 31, 2024
$2,572,239	113,820	$—	—	$(74,594)	(3,240)	$2,497,645	110,580
High Yield Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 24, 2025*, through December 31, 2025
$52,527	2,100	$—	—	$—	—	$52,527	2,100
International Bond ETF (USD-Hedged)
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$100,740	3,960	$—	—	$—	—	$100,740	3,960
For the period June 25, 2024*, through December 31, 2024
$49,500	1,980	$—	—	$—	—	$49,500	1,980
Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$2,111,536	78,300	$—	—	$(49,567)	(1,860)	$2,061,969	76,440
Year ended December 31, 2024
$2,213,972	81,780	$—	—	$(47,401)	(1,740)	$2,166,571	80,040
Refer to the end of the table(s) for footnote(s).

311	Capital Group Fixed Income ETF Trust

Municipal High-Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$2,360,619	95,800	$—	—	$(35,328)	(1,400)	$2,325,291	94,400
For the period June 25, 2024*, through December 31, 2024
$87,344	3,450	$—	—	$(2,549)	(100)	$84,795	3,350
Short Duration Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$1,003,883	38,760	$—	—	$(23,203)	(900)	$980,680	37,860
Year ended December 31, 2024
$559,137	21,840	$—	—	$(20,149)	(780)	$538,988	21,060
Short Duration Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$400,782	15,300	$—	—	$(11,050)	(420)	$389,732	14,880
Year ended December 31, 2024
$514,066	19,800	$—	—	$(6,226)	(240)	$507,840	19,560
Ultra Short Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$194,069	7,680	$—	—	$(42,378)	(1,680)	$151,691	6,000
For the period June 25, 2024*, through December 31, 2024
$34,531	1,380	$—	—	$—	—	$34,531	1,380
U.S. Multi-Sector Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
$2,001,585	72,660	$—	—	$(58,752)	(2,160)	$1,942,833	70,500
Year ended December 31, 2024
$1,575,085	57,600	$—	—	$—	—	$1,575,085	57,600

*	Commencement of operations.

Capital Group Fixed Income ETF Trust	312

10.  Investment transactions and other disclosures

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended December 31, 2025 (dollars in thousands):
Fund	Purchases	Sales
Core Bond ETF	$659,681	$265,479
Core Plus Income ETF	1,585,803	753,656
High Yield Bond ETF	22,520	16,755
International Bond ETF (USD-Hedged)	177,591	95,174
Municipal Income ETF	2,326,564	873,627
Municipal High-Income ETF	2,363,839	136,327
Short Duration Income ETF	694,577	314,929
Short Duration Municipal Income ETF	680,267	355,622
Ultra Short Income ETF	86,083	37,244
U.S. Multi-Sector Income ETF	1,511,202	958,512
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the year ended December 31, 2025 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Core Bond ETF	$1,257,825	$623,351
Core Plus Income ETF	1,859,099	205,586
High Yield Bond ETF	41,706	—
International Bond ETF (USD-Hedged)	13,328	—
Municipal Income ETF	306,939	18,445
Municipal High-Income ETF	1,026	30,736
Short Duration Income ETF	445,085	22,954
Short Duration Municipal Income ETF	29,508	6,293
Ultra Short Income ETF	96,169	20,822
U.S. Multi-Sector Income ETF	1,245,093	53,640
The following table presents additional information for each fund for the year ended December 31, 2025 (dollars in thousands):
Fund	Non-U.S. taxes paid on interest income	Non-U.S. taxes paid on realized gains
Core Bond ETF	$—	$—
Core Plus Income ETF	3	—
High Yield Bond ETF	—	—
International Bond ETF (USD-Hedged)	17	4
Municipal Income ETF	—	—
Municipal High-Income ETF	—	—
Short Duration Income ETF	—	—
Short Duration Municipal Income ETF	—	—
Ultra Short Income ETF	—	—
U.S. Multi-Sector Income ETF	1	—
11.  Ownership Concentration

At December 31, 2025, American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio held 61%, 26% and 23% of the outstanding shares of Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF, respectively. In addition, American Funds Portfolio Series — Tax-Exempt Preservation Portfolio held 12% of the outstanding shares of Capital Group Short Duration Municipal Income ETF. Furthermore, Capital Group Core Balanced ETF held 17% and 14% of the outstanding shares of Capital Group Core Bond ETF and Capital Group Core Plus Income ETF, respectively.

313	Capital Group Fixed Income ETF Trust

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Bond ETF
12/31/2025	$25.76	$1.24	$.62	$1.86	$(1.12)	$—	$(1.12)	$26.50	7.33%	$3,654	.27%	4.72%
12/31/2024	26.38	1.24	(.83 )	.41	(1.03)	—	(1.03)	25.76	1.58	1,579.27		4.76
12/31/2023[3,4]	25.00	.45	1.18	1.63	(.25 )	—	(.25 )	26.38	6.56 [5]	97	.27 [6]	6.77 [6]
Core Plus Income ETF
12/31/2025	$22.18	$1.44	$.18	$1.62	$(1.16)	$—	$(1.16)	$22.64	7.44%	$6,501	.34%	6.40%
12/31/2024	22.66	1.55	(.88 )	.67	(1.15)	—	(1.15)	22.18	3.01	3,985.34		6.91
12/31/2023	22.23	1.55	.01	1.56	(1.13)	—	(1.13)	22.66	7.25	1,565.34		7.04
12/31/2022[3,7]	25.30	.83	(3.24)	(2.41)	(.66 )	—	(.66 )	22.23	(9.59)[5]	455	.34 [6]	4.24 [6]
High Yield Bond ETF
12/31/2025[3,8]	$25.00	$.78	$.32	$1.10	$(.78 )	$—	$(.78 )	$25.32	4.46%[5]	$53	.39%[6]	5.88%[6]
International Bond ETF (USD-Hedged)
12/31/2025	$25.28	$1.02	$.11	$1.13	$(1.00)	$(.08 )	$(1.08)	$25.33	4.53%	$150	.45%	4.03%
12/31/2024[3,9]	25.00	.46	.23	.69	(.37 )	(.04 )	(.41 )	25.28	2.79 [5]	50	.45 [6]	3.52 [5]
Municipal Income ETF
12/31/2025	$26.88	$.96	$.42	$1.38	$(.91 )	$—	$(.91 )	$27.35	5.23%	$4,803	.27%	3.57%
12/31/2024	27.00	.99	(.25 )	.74	(.86 )	—	(.86 )	26.88	2.80	2,666.27		3.66
12/31/2023	26.11	.98	.75	1.73	(.84 )	—	(.84 )	27.00	6.78	517.27		3.75
12/31/2022[3,10]	25.00	.17	1.07	1.24	(.13 )	—	(.13 )	26.11	4.92 [5]	74	.05 [5]	.67 [5]
Municipal High-Income ETF
12/31/2025	$25.24	$1.12	$(.04 )	$1.08	$(.92 )	$—	$(.92 )	$25.40	4.40%	$2,483	.34%	4.46%
12/31/2024[3,9]	25.00	.54	.15	.69	(.45 )	—	(.45 )	25.24	2.76 [5]	85	.34 [6]	4.11 [5]
Short Duration Income ETF
12/31/2025	$25.61	$1.46	$.10	$1.56	$(1.17)	$—	$(1.17)	$26.00	6.20%	$1,872	.25%	5.63%
12/31/2024	25.41	1.69	(.32 )	1.37	(1.17)	—	(1.17)	25.61	5.51	874.25		6.64
12/31/2023	25.27	1.37	(.10 )	1.27	(1.13)	—	(1.13)	25.41	5.14	332.25		5.45
12/31/2022[3,10]	25.00	.22	.21	.43	(.16 )	—	(.16 )	25.27	1.73 [5]	89	.05 [5]	.87 [5]
Short Duration Municipal Income ETF
12/31/2025	$25.93	$.87	$.32	$1.19	$(.80 )	$—	$(.80 )	$26.32	4.67%	$954	.25%	3.34%
12/31/2024	25.78	.91	.05	.96	(.81 )	—	(.81 )	25.93	3.77	554.25		3.51
12/31/2023[3,4]	25.00	.24	.76	1.00	(.22 )	—	(.22 )	25.78	4.00 [5]	46	.25 [6]	3.62 [6]
Ultra Short Income ETF
12/31/2025	$25.12	$1.16	$.06	$1.22	$(1.04)	$(.01 )	$(1.05)	$25.29	4.97%	$187	.18%	4.62%
12/31/2024[3,9]	25.00	.65	.13	.78	(.63 )	(.03 )	(.66 )	25.12	3.14 [5]	35	.18 [6]	5.01 [5]
U.S. Multi-Sector Income ETF
12/31/2025	$27.21	$2.04	$.05	$2.09	$(1.66)	$—	$(1.66)	$27.64	7.88%	$3,930	.39%	7.42%
12/31/2024	26.91	2.07	(.16 )	1.91	(1.61)	—	(1.61)	27.21	7.29	1,951.39		7.63
12/31/2023	25.66	2.05	.78	2.83	(1.58)	—	(1.58)	26.91	11.39	379.39		7.91
12/31/2022[3,10]	25.00	.29	.62	.91	(.25 )	—	(.25 )	25.66	3.63 [5]	71	.07 [5]	1.13 [5]
Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	314

Financial highlights (continued)

Portfolio turnover rate excluding mortgage dollar roll transactions[11,12,13]	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	57%	125%	13%[4]
Core Plus Income ETF	104	83	76	172%[7]
International Bond ETF (USD-Hedged)	154	118 [5,9]
Short Duration Income ETF	32	42	56	1 [10]
U.S. Multi-Sector Income ETF	40	39	43	6 [10]

Portfolio turnover rate including mortgage dollar roll transactions, if any[11,12,13]	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	87%	354%	26%[4]
Core Plus Income ETF	299	420	581	446%[7]
High Yield Bond ETF	36 [5,8]
International Bond ETF (USD-Hedged)	188	185 [5,9]
Municipal Income ETF	26	29	19	1 [10]
Municipal High-Income ETF	15	25 [5,9]
Short Duration Income ETF	128	192	203	55 [10]
Short Duration Municipal Income ETF	55	54	37 [4]
Ultra Short Income ETF	90	26 [5,9]
U.S. Multi-Sector Income ETF	52	41	43	6 [10]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period September 26, 2023, commencement of operations, through December 31, 2023.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period February 22, 2022, commencement of operations, through December 31, 2022.
[8]	For the period June 24, 2025, commencement of operations, through December 31, 2025.
[9]	For the period June 25, 2024, commencement of operations, through December 31, 2024.
[10]	For the period October 25, 2022, commencement of operations, through December 31, 2022.
[11]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[12]	Rates exclude in-kind transactions, if any.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

315	Capital Group Fixed Income ETF Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Fixed Income ETF Trust and Shareholders of Capital Group Core Bond ETF, Capital Group Core Plus Income ETF, Capital Group High Yield Bond ETF, Capital Group International Bond ETF (USD-Hedged), Capital Group Municipal Income ETF, Capital Group Municipal High-Income ETF, Capital Group Short Duration Income ETF, Capital Group Short Duration Municipal Income ETF, Capital Group Ultra Short Income ETF and Capital Group U.S. Multi-Sector Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (constituting Capital Group Fixed Income ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Capital Group Core Plus Income ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024 and 2023, and the period February 22, 2022 (commencement of operations) through December 31, 2022
Capital Group Municipal Income ETF			For the years ended December 31, 2025, 2024 and 2023, and the period October 25, 2022 (commencement of operations) through December 31, 2022
Capital Group U.S. Multi-Sector Income ETF
Capital Group Short Duration Income ETF
Capital Group Core Bond ETF			For the years ended December 31, 2025 and 2024, and the period September 26, 2023 (commencement of operations) through December 31, 2023
Capital Group Short Duration Municipal Income ETF
Capital Group Ultra Short Income ETF		For the year ended December 31, 2025 and the period June 25, 2024 (commencement of operations) through December 31, 2024
Capital Group International Bond ETF (USD-Hedged)
Capital Group Municipal High-Income ETF
Capital Group High Yield Bond ETF	For the period June 24, 2025 (commencement of operations) through December 31, 2025.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Capital Group Fixed Income ETF Trust	316

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 13, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

317	Capital Group Fixed Income ETF Trust

Capital Group Fixed Income ETF Trust

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-23738 and 1933 Act No. 333-259025)

(a)	Articles of Incorporation – Certificate of Trust dated 1/12/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Certificate of Amendment dated 8/20/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Certificate of Amendment dated 7/14/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Amended and Restated Agreement and Declaration of Trust dated 3/7/25 – previously filed (see P/E Amendment No. 16 filed 6/11/25)

(b)	By-laws – Amended and Restated By-laws effective 7/14/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22)

(c)	Instruments Defining Rights of Security Holders – See Items 28(a) (Articles 2, 6 and 7 of Amended and Restated Agreement and Declaration of Trust) and 28(b) (Article 3 and Section 8.04)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Exhibit A to the Amended and Restated Investment Advisory and Service Agreement as amended 6/9/25 – previously filed (see P/E Amendment No. 16 filed 6/11/25)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Exhibit A to the Amended and Restated Principal Underwriting Agreement as amended 6/9/25 - previously filed (see P/E Amendment No. 16 filed 6/11/25)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Global Custody Agreement dated 12/14/06 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Amendment to Global Custody Agreement dated 11/17/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Amendment to the Global Custody Agreement dated 3/19/25 - previously filed (see P/E Amendment No. 16 filed 6/11/25)

(h-1)	Other Material Contracts – Form of Authorized Participant Agreement – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Form of Indemnification Agreement dated 12/10/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Transfer Agency and Service Agreement dated 12/10/21 – previously filed (see P/E Amendment No. 5 filed 2/28/23); Administration Agreement dated 12/10/21 – previously filed (see P/E Amendment No. 5 filed 2/28/23); Amendment to Transfer Agency and Service Agreement dated 3/19/25 - previously filed (see P/E Amendment

No. 16 filed 6/11/25); Amendment to Administration Agreement dated 3/19/25 - previously filed (see P/E Amendment No. 16 filed 6/11/25)

(h-2)	Form of Indemnification Agreement

(i)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21; P/E Amendment No. 4 filed 10/5/22; P/E Amendment No. 8 filed 8/8/23; P/E Amendment No. 12 filed 5/30/24; P/E Amendment No. 16 filed 6/11/25)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements – None

(l)	Initial capital agreements – Initial capital agreements – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(m)	Rule 12b-1 Plan – Plan of Distribution dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22)

(n)	Not applicable

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated May 2025 and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Core Plus Bond Fund, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group New Geography Equity ETF, Capital Group Private Client Services

Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Vice President	None
CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Regional Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Vice President	None

LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None
LAO	Jon T. Boldt	Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None

LAO	William G. Bridge	Senior Vice President	None
LAO	Siobhan M. Broadbery	Regional Vice President	None
LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None

LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None

LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None

LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None

SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Michele Giangrande	Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None

SNO	Nicholas Hargreaves	Assistant Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None

LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
IND	Philip A. Kojich	Assistant Vice President	None
LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None

SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Armand Leaks	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lauren C. Liebes	Regional Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Rainey Lord	Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Senior Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
LAO	Marin B. Meaney	Regional Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None

LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
IND	Kevin G. Olson	Assistant Vice President	None

LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	Jonathan T. Plance	Regional Vice President	None
SFO	Eugene Podkaminer	Senior Vice President	None

LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAO	Ryan T. Price	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Sava S. Radakovich	Regional Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None

LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None

LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Michael Trujillo	Vice President	None

CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Vice President	None
LAO	Sheraton Welch	Regional Vice President	None

SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)	None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

For Capital Group International Bond ETF (USD-Hedged), certain other books and records required to be maintained by the Registrant’s investment adviser under Section 4.23 under the Commodity Exchange Act and the rules and regulations promulgated thereunder, including records relating to certain portfolio transactions, are maintained and kept in the offices of Capital Research and Management Company and American Funds Services Company, at the addresses provided above.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of February, 2026.

CAPITAL GROUP FIXED INCOME ETF TRUST

By: /s/ Michael W. Stockton

(Michael W. Stockton, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on February 25, 2026, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Michael W. Stockton (Michael W. Stockton)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Sandra Chuon (Sandra Chuon)	Treasurer

(3)	Trustees:

	Gina F. Adams*	Trustee
	Pramod Atluri*	Trustee
	Francisco C. Cigarroa*	Trustee
	Nariman Farvardin*	Trustee
	Jennifer C. Feikin*	Trustee
	Leslie Stone Heisz*	Trustee
	Merit E. Janow*	Trustee
	Martin E. Koehler*	Trustee
	Benjamin R. Miller*	Trustee
	Josette Sheeran*	Trustee
	Maragaret Spellings*	Trustee
	Alexandra Trower*·	Trustee
	Paul S. Williams*	Chair (Independent and Non-Executive)
	Courtney K. Wolf*	Trustee
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Yvana Bustamante

(Yvana Bustamante, Counsel)

POWER OF ATTORNEY

I, Gina F. Adams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811 05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333 135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811 00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, on January 1, 2026.

(City, State)

/s/ Gina F. Adams

Gina F. Adams, Board member

POWER OF ATTORNEY

I, Pramod Atluri, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2026.

(City, State)

/s/ Pramod Atluri

Pramod Atluri, Board member

POWER OF ATTORNEY

I, Francisco G. Cigarroa, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Antonio, TX, on January 1, 2026.

(City, State)

/s/ Francisco G. Cigarroa

Francisco G. Cigarroa, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hoboken, NJ, on January 1, 2026.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, Utah, on January 1, 2026.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2026.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Equity ETF Trust I (File No. 333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2026.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Martin E. Koehler, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Berlin, Germany, on January 1, 2026.

(City, State)

/s/ Martin E. Koehler

Martin E. Koehler, Board member

POWER OF ATTORNEY

I, Benjamin R. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England on January 1, 2026.

(City, State)

/s/ Benjamin R. Miller

Benjamin R. Miller, Board member

POWER OF ATTORNEY

I, Josette Sheeran, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2026.

(City, State)

/s/ Josette Sheeran

Josette Sheeran, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington DC, on January 1, 2026.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2026.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL, on January 1, 2026.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Courtney K. Wolf, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2026.

(City, State)

/s/ Courtney K. Wolf

Courtney K. Wolf, Board member